UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares AAA CLO Active ETF
iShares BBB-B CLO Active ETF
iShares Flexible Income Active ETF
iShares Floating Rate Loan Active ETF
iShares Intermediate Muni Income Active ETF
iShares Short Duration High Yield Muni Active ETF
iShares Short-Term California Muni Active ETF
iShares Total Return Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2025
Date of reporting period:
7/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares AAA CLO Active ETF
CLOA | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) (formerly known as BlackRock AAA CLO ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 6.09%.
  For the same period, the Bloomberg U.S. Universal Index returned 4.00%, and the J.P. Morgan Collateralized Loan Obligation AAA Index returned 5.97%.
What contributed to performance?
The largest contributor to the Fund’s absolute return was portfolio yield as the Secured Overnight Financing Rate which serves as the base rate for CLOs benefited from the U.S. Federal Reserve holding short term policy rates steady over the time frame. In addition, discount margins on the floating rate securities held generally tightened over the period, despite some volatility in April of 2025, resulting in a modest contribution from price appreciation. Modest allocations to CLOs rated AA and A also proved additive.
What detracted from performance?
There were no material detractors from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 10, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.09%	7.50%
Bloomberg U.S. Universal Index	4.00	4.06
J.P. Morgan Collateralized Loan Obligation AAA Index	5.97	7.32
Key Fund statistics
Net Assets	$1,023,592,905
Number of Portfolio Holdings	316
Net Investment Advisory Fees	$1,356,604
Portfolio Turnover Rate	89%
The inception date of the Fund was January 10, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	19.3%
10-15 Years	80.4%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Funding 3 Ltd., 5.65%, 01/20/38	1.4%
AGL CLO 37 Ltd., 5.57%, 04/22/38	1.0%
Elmwood CLO 40 Ltd., 5.52%, 03/22/38	1.0%
ARES Loan Funding VIII Ltd., 5.57%, 01/24/38	1.0%
Sculptor CLO XXXV Ltd., 5.56%, 04/27/38	1.0%
OHA Credit Funding 2 Ltd., 5.57%, 01/21/38	0.8%
OHA Credit Funding 4 Ltd., 5.62%, 01/22/38	0.8%
Generate CLO 15 Ltd., 5.90%, 07/20/37	0.8%
ARES XXXIX CLO Ltd., 5.75%, 07/18/37	0.8%
OCP CLO Ltd., 5.70%, 07/20/37	0.8%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock AAA CLO ETF to iShares AAA CLO Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares AAA CLO Active ETF
Annual Shareholder Report — July 31, 2025
CLOA-07/25-AR

iShares BBB-B CLO Active ETF
BCLO | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of January 29, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$23(a)	0.45%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the period beginning with the Fund’s January 29, 2025 inception and ended July 31, 2025, the Fund returned 2.84%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.32%, and the J.P. Morgan CLO High Quality Mezzanine Index returned 3.27%.
What contributed to performance?
The largest contributor to the Fund’s absolute return was portfolio yield as the Secured Overnight Financing Rate which serves as the base rate for CLOs benefited from the U.S. Federal Reserve holding short term policy rates steady over the time frame. In addition, the average discount margin on the floating rate securities held contributed positively to the contribution to return from portfolio yield.
What detracted from performance?
The widening of spreads and accompanying downward pressure on prices for CLOs rated BBB and BB during the elevated market volatility in April of 2025 weighed on returns for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 29, 2025 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$64,849,853
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$134,857
Portfolio Turnover Rate	30%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	4.7%
10-15 Years	95.3%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 7.18%, 07/21/37	6.3%
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.43%, 10/20/37	4.8%
Apidos CLO L, 7.13%, 01/20/38	4.6%
Birch Grove CLO 11 Ltd., 7.43%, 01/22/38	4.0%
Barings CLO Ltd., 8.82%, 10/15/36	3.6%
Madison Park Funding XXXVII Ltd., 8.07%, 04/15/37	3.2%
Elmwood CLO V Ltd., 8.58%, 10/20/37	3.2%
Whitebox CLO I Ltd., 8.57%, 07/24/36	3.2%
Palmer Square CLO Ltd., 6.97%, 01/15/38	3.2%
Ballyrock CLO 28 Ltd., 7.13%, 01/20/38	3.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BBB-B CLO Active ETF
Annual Shareholder Report — July 31, 2025
BCLO-07/25-AR

iShares Flexible Income Active ETF
BINC | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) (formerly known as BlackRock Flexible Income ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$39	0.38%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 6.50%.
  For the same period, the Bloomberg U.S. Universal Index returned 4.00%.
What contributed to performance?
For the 12-month period, positive contributions to the Fund’s performance were led by exposures to U.S. high yield and European high yield corporate bonds. The allocation to securitized assets including commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities and non-agency residential mortgage-backed securities also proved additive. Positioning with respect to duration and corresponding interest rate sensitivity in emerging markets as well as in European and other developed international markets also contributed to return. Other contributors included exposures to emerging market hard currencies, agency mortgage-backed securities and European investment grade corporate bonds.
The Fund utilized derivatives to help manage interest rate and credit exposures, as well as to hedge foreign currency exposures. The use of derivatives contributed modestly to the Fund’s performance during the period.
What detracted from performance?
The Fund’s positioning with respect to duration and corresponding interest rate sensitivity in the U.S. market weighed most heavily on return over the 12-month period. Exposure to U.S. investment grade corporate bonds also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.50%	8.11%
Bloomberg U.S. Universal Index	4.00	4.63
Key Fund statistics
Net Assets	$10,728,405,834
Number of Portfolio Holdings	3,774
Net Investment Advisory Fees	$28,226,931
Portfolio Turnover Rate	291%
The inception date of the Fund was May 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	39.8%
Collateralized Mortgage Obligations	21.2%
U.S. Government & Agency Obligations	15.5%
Asset-Backed Securities	15.0%
Foreign Government Obligations	8.0%
Floating Rate Loan Interests	2.8%
Investment Companies	1.6%
Convertible Bonds	0.2%
Municipal Debt Obligations	0.0	%(b)
Preferred Stocks	0.0	%(b)
Other^	(4.1)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	30.6%
AA/Aa	5.1%
A	3.7%
BBB/Baa	7.2%
BB/Ba	19.7%
B	14.4%
CCC/Caa	1.4%
CC/Ca	0.1%
C	0.0	%(b)
D	0.0	%(b)
N/R	17.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
^	Ten largest investment types are presented. Additional asset types are found in Other.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Flexible Income ETF to iShares Flexible Income Active ETF.  This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Flexible Income Active ETF
Annual Shareholder Report — July 31, 2025
BINC-07/25-AR

iShares Floating Rate Loan Active ETF
BRLN | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) (formerly known as BlackRock Floating Rate Loan ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$55	0.53%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 7.04%.
  For the same period, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.
What contributed to performance?
The core allocation to bank loans was the primary contributor to the Fund’s absolute return. The overall bank loan market experienced strong performance over the period, returning 7.50%. Allocations to both high yield corporate bonds and bank loans via indexed products also contributed positively to performance, as both asset classes posted strong returns over the period. In terms of credit categories, issues rated BB and higher led positive contributions, followed by those rated B2 and B3. In sector terms, holdings within technology, diversified manufacturing, and property & casualty insurance proved most additive.
What detracted from performance?
While there were no material detractors from performance, holdings within the lodging and construction machinery sectors detracted very slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 4, 2022 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.04%	9.39%
Bloomberg U.S. Universal Index	4.00	4.69
Morningstar LSTA Leveraged Loan Index	7.50	9.92
Key Fund statistics
Net Assets	$60,015,526
Number of Portfolio Holdings	448
Net Investment Advisory Fees	$307,665
Portfolio Turnover Rate	38%
The inception date of the Fund was October 4, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.0	%(b)
BBB/Baa	8.2%
BB/Ba	29.1%
B	55.3%
CCC/Caa	2.8%
N/R	4.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	44.4%
5-10 Years	55.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Floating Rate Loan ETF to iShares Floating Rate Loan Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Loan Active ETF
Annual Shareholder Report — July 31, 2025
BRLN-07/25-AR

iShares Intermediate Muni Income Active ETF
INMU | NYSE Arca
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) (formerly known as BlackRock Intermediate Muni Income Bond ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$29	0.29%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 2.01%.
  For the same period, the Bloomberg Municipal Bond Index returned 0.00%, the Bloomberg Municipal Bond 3-10 Year Index returned 3.44%, and the Bloomberg Custom Blend Benchmark returned 1.98%.
What contributed to performance?
Income, which offset the impact of falling prices and widening yield spreads, was the key contributor to performance. At the sector level, transportation and corporate-backed issues made the largest contributions.
What detracted from performance?
Positions in longer-duration securities, which posted negative total returns, detracted from performance. (Duration is a measure of interest rate sensitivity.) The decision to add to the Fund’s weighting in the intermediate-term portion of the yield curve during the course of the period detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	2.01%	1.13%
Bloomberg Municipal Bond Index	0.00	(0.12)
Bloomberg Municipal 3-10 Year Index	3.44	0.65
Bloomberg Custom Blend Benchmark	1.98	0.69
Key Fund statistics
Net Assets	$116,731,073
Number of Portfolio Holdings	216
Net Investment Advisory Fees	$151,879
Portfolio Turnover Rate	66%
The inception date of the Fund was March 16, 2021.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg 1-15 Year Municipal Bond Index (90%) and the Bloomberg Municipal High Yield 1-15 Year Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	13.9%
AA/Aa	37.2%
A	34.9%
BBB/Baa	9.2%
BB/Ba	1.0%
B	0.4%
N/R	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Oklahoma Water Resources Board RB, 5.00%, 04/01/41	1.7%
Indiana Finance Authority RB, 5.00%, 10/01/57	1.6%
Commonwealth Financing Authority RB, 5.00%, 06/01/34	1.4%
State of Washington GO, 5.00%, 02/01/41	1.4%
Chicago O'Hare International Airport RB, 5.00%, 01/01/35	1.4%
Commonwealth Financing Authority RB, 5.00%, 06/01/35	1.4%
New Jersey Educational Facilities Authority RB, 5.00%, 07/01/35	1.4%
Black Belt Energy Gas District RB, 5.25%, 02/01/53	1.1%
Central Plains Energy Project RB, 5.00%, 05/01/53	1.1%
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/35	1.1%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Intermediate Muni Income Bond ETF to iShares Intermediate Muni Income Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Muni Income Active ETF
Annual Shareholder Report — July 31, 2025
INMU-07/25-AR

iShares Short Duration High Yield Muni Active ETF
SHYM | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Short Duration High Yield Muni Active ETF (the “Fund”) (formerly known as BlackRock High Yield Muni Income ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration High Yield Muni Active ETF	$33	0.33%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 0.86%.
  For the same period, the Bloomberg Municipal Bond Index returned 0.00%, the Bloomberg Municipal High Yield Bond Index returned (0.86)%, and the Bloomberg Custom Blend Benchmark returned (0.75)%.
What contributed to performance?
Income, which offset the impact of falling prices and widening yield spreads, was the key contributor to performance. At the sector level, holdings in short-term development district issues and prepaid gas bonds contributed.
What detracted from performance?
Holdings in longer-duration securities and those with maturities of 20 years and longer, which posted negative total returns, detracted from performance. (Duration is a measure of interest rate sensitivity.) In terms of sectors, transportation was the largest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 16, 2021 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	0.86%	1.14%
Bloomberg Municipal Bond Index	0.00	(0.12)
Bloomberg Custom Blend Muni Index	N/A	N/A
Bloomberg Municipal High Yield Bond Index	(0.86)	1.05
Bloomberg Custom Blend Benchmark	(0.75)	0.89
Key Fund statistics
Net Assets	$366,732,564
Number of Portfolio Holdings	321
Net Investment Advisory Fees	$895,878
Portfolio Turnover Rate	50%
The inception date of the Fund was March 16, 2021.
Effective July 1, 2025, the Fund has changed the benchmark against which it measures its performance from Bloomberg Municipal High Yield Bond Index and Bloomberg Custom Blend Benchmark to Bloomberg Custom Blend Muni Index. The Bloomberg Custom Blend Muni Index is relevant to the Fund because it has characteristics similar to the Fund's investment strategies. The Fund's returns shown prior to July 1, 2025 are the returns of the Fund when it followed different investment strategies under the name iShares High Yield Muni Income Active ETF.
The Bloomberg Custom Blend Muni Index is comprised of the Bloomberg Municipal High Yield (0-18 years) Index (60%), the Bloomberg Muni BBB (0-18 years) Index (20%) and 20% IG ex BBB (0-18 years) Index (20%). The Bloomberg Custom Blend Muni Index commenced on May 1, 2025.
The Bloomberg Custom Blend Benchmark is comprised of the Bloomberg Municipal High Yield Index (80%), the Bloomberg BBB Index (10%) and the Bloomberg Single A Index (10%).
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.1%
AA/Aa	8.9%
A	10.2%
BBB/Baa	8.9%
BB/Ba	14.9%
B	7.5%
CCC/Caa	0.2%
N/R	49.3%
Ten largest holdings
Security	Percent of Total Investments(a)
University of Vermont and State Agricultural College RB, 5.00%, 10/01/40	3.8%
New York Transportation Development Corp RB AMT, 5.25%, 08/01/31	3.4%
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65	2.9%
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	2.2%
City & County of Denver CO RB AMT, 5.00%, 10/01/32	2.2%
New York Transportation Development Corp. RB AMT, 5.00%, 07/01/46	2.1%
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	2.1%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	1.9%
Vermont Economic Development Authority RB AMT, 5.00%, 06/01/52	1.6%
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/37	1.6%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved to change the name of the Fund from BlackRock High Yield Muni Income ETF to iShares High Yield Muni Income Active ETF. This change became effective on October 10, 2024. Additionally, on February 10, 2025, the Fund changed its ticker from HYMU to SHYM.
On September 13, 2024, the Fund’s Board approved to change the name of the Fund from iShares High Yield Muni Income Active ETF to iShares Short Duration High Yield Muni Active ETF. In connection with the Fund’s name change, the Fund made certain changes to its investment strategies, including (i) seeking a weighted average effective duration of less than 5 years and (ii) adding the ability to invest in derivatives, other investment companies, and tender option bonds. These changes became effective on July 1, 2025.
Effective July 1, 2025, BlackRock Fund Advisors LLC has contractually agreed to reduce the Fund’s investment advisory fee from 0.45% to 0.40% based on the Fund’s average daily net assets and to reduce the advisory fee waiver from 0.10% to 0.05%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration High Yield Muni Active ETF
Annual Shareholder Report — July 31, 2025
SHYM-07/25-AR

iShares Short-Term California Muni Active ETF
CALI | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) (formerly known as BlackRock Short-Term California Muni Bond ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$20	0.20%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 3.26%.
  For the same period, the Bloomberg Municipal Bond Index returned 0.00%, and the Bloomberg California Municipal 0-2 Year Index returned 3.24%.
What contributed to performance?
Holdings in longer-dated securities—those with maturities of up to five years—in the corporate, prepaid gas, and transportation sectors contributed to performance, as did select holdings in the school district, tax-backed state, and tax-backed local categories. A focus on variable rate demand notes (VRDNs) and tender option bond floaters (TOBs) as core holdings, which in the adviser’s view featured both attractive yields and price stability, also contributed. Select commercial paper purchases, which offered additional yield and short maturity profiles, further helped results in a volatile interest rate environment. In terms of credit tiers, holdings in AA and A rated bonds had the strongest influence on the Fund’s performance.
What detracted from performance?
At a time of positive return for the California municipal market, there were no meaningful detractors from absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.26%	3.30%
Bloomberg Municipal Bond Index	0.00	2.15
Bloomberg California Municipal 0-2 Year Index	3.24	3.26
Key Fund statistics
Net Assets	$131,136,615
Number of Portfolio Holdings	138
Net Investment Advisory Fees	$125,081
Portfolio Turnover Rate	113%
The inception date of the Fund was July 11, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	4.2%
AA/Aa	64.0%
A	30.3%
BBB/Baa	1.3%
N/R	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
City of Modesto California Water Revenue COP, 1.80%, 08/07/25	4.6%
Metropolitan Water District of Southern California RB, 1.54%, 08/07/25	4.2%
San Diego Public Facilities Financing Authority RB, 2.37%, 08/07/25	3.5%
Anaheim Housing & Public Improvements Authority RB, 2.60%, 08/01/25	3.4%
Orange County Water District COP, VRDN, 2.35%, 08/07/25	3.0%
California Community Choice Financing Authority RB, 5.25%, 01/01/30	2.9%
San Francisco City & County Airport Comm-San Francisco International Airport RB, 1.00%, 08/07/25	2.3%
Tender Option Bond Trust Receipts/Certificates RB, 2.32%, 08/07/25	2.3%
University of California RB, 2.25%, 08/01/25	2.2%
California Housing Finance Agency RB, 1.00%, 08/07/25	1.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Short-Term California Muni Bond ETF to iShares Short-Term California Muni Active ETF. The Fund's ticker was changed from CALY to CALI. These changes became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term California Muni Active ETF
Annual Shareholder Report — July 31, 2025
CALI-07/25-AR

iShares Total Return Active ETF
BRTR | NASDAQ
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) (formerly known as BlackRock Total Return ETF) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$38	0.37%
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 3.59%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 3.38%.
What contributed to performance?
Over the 12-month period, economic growth generally surprised to the upside and credit sensitive sectors across fixed income performed well despite elevated interest rate volatility. Positive contributions to the Fund’s performance were led by the allocation to securitized assets including commercial mortgage-backed securities, non-agency mortgage-backed securities, collateralized loan obligations and asset-backed securities. The Fund’s allocation to and positioning within both investment grade corporate bonds and agency mortgage-backed securities also proved additive, along with an allocation to high yield corporate bonds.
What detracted from performance?
The Fund’s positioning with respect to duration and corresponding interest rate sensitivity was a modest detractor from performance over the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 12, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.59%	5.17%
Bloomberg U.S. Aggregate Bond Index	3.38	4.69
Key Fund statistics
Net Assets	$257,870,012
Number of Portfolio Holdings	1,681
Net Investment Advisory Fees	$594,314
Portfolio Turnover Rate	647%
The inception date of the Fund was December 12, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	63.2%
AA/Aa	3.1%
A	5.6%
BBB/Baa	13.8%
BB/Ba	3.8%
B	0.9%
CCC/Caa	0.8%
CC/Ca	0.1%
C	0.5%
N/R	8.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	2.0%
1-5 Years	19.9%
5-10 Years	21.2%
10-15 Years	10.1%
15-20 Years	4.9%
More than 20 Years	41.9%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund’s Board approved a proposal to change the name of the Fund from BlackRock Total Return ETF to iShares Total Return Active ETF. This change became effective on October 10, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total Return Active ETF
Annual Shareholder Report — July 31, 2025
BRTR-07/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares AAA CLO Active ETF	$13,989	$13,989	$0	$0	$10,185	$9,700	$0	$0
iShares BBB-B CLO Active ETF	$12,625	$0	$0	$0	$8,148	N/A	$0	$0
iShares Flexible Income Active ETF	$18,584	$16,564	$0	$0	$10,185	$9,700	$0	$0
iShares Floating Rate Loan Active ETF	$18,584	$16,564	$0	$0	$10,185	$9,700	$0	$0
iShares Short Duration High Yield Muni Active ETF	$13,989	$13,989	$0	$0	$10,185	$9,700	$0	$0
iShares Intermediate Muni Income Active ETF	$13,989	$13,989	$0	$0	$10,185	$9,700	$0	$0
iShares Short-Term California Muni Active ETF	$13,989	$13,989	$0	$0	$10,185	$9,700	$0	$0
iShares Total Return Active ETF	$16,009	$12,500	$0	$0	$10,185	$9,700	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares AAA CLO Active ETF	$10,185	$9,700
iShares BBB-B CLO Active ETF	$8,148	N/A
iShares Flexible Income Active ETF	$10,185	$9,700
iShares Floating Rate Loan Active ETF	$10,185	$9,700
iShares Short Duration High Yield Muni Active ETF	$10,185	$9,700
iShares Intermediate Muni Income Active ETF	$10,185	$9,700
iShares Short-Term California Muni Active ETF	$10,185	$9,700
iShares Total Return Active ETF	$10,185	$9,700

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ
• iShares Flexible Income Active ETF | BINC | NYSE Arca
• iShares Floating Rate Loan Active ETF | BRLN | Cboe BZX Exchange
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ
• iShares Short Duration High Yield Muni Active ETF | SHYM | Cboe BZX Exchange
• iShares Total Return Active ETF | BRTR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.86%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	$2,500	$2,511,250
37 Capital CLO 3 Ltd., 5.82%, 07/15/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,005,265
522 Funding CLO Ltd.
5.65%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,750	1,752,885
6.17%, 04/15/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,500	2,502,840
720 East CLO IV Ltd., 5.92%, 04/15/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,007,381
720 East CLO Ltd., 5.69%, 04/15/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	5,485	5,505,409
AB BSL CLO 2 Ltd., 5.68%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	4,700	4,708,305
AB BSL CLO 3 Ltd., 5.58%, 04/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	5,007,507
AGL CLO 12 Ltd., 5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	5,102	5,110,061
AGL CLO 29 Ltd., 5.90%, 04/21/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,925	1,933,494
AGL CLO 37 Ltd., 5.57%, 04/22/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	10,500	10,516,393
AGL Clo 40 Ltd., 5.55%, 07/22/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	2,000	2,004,136
AGL CLO 42 Ltd., 5.57%, 07/22/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	2,000	2,004,050
AGL CLO 7 Ltd., 5.78%, 07/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,310	1,313,633
AGL Core CLO 15 Ltd., 5.74%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,010,000
AGL Core CLO 2 Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,000	1,004,117
AGL Core CLO 8 Ltd., 5.66%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,000	1,003,120
AIMCO CLO, 5.59%, 10/17/37, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	5,013,426
AIMCO CLO 11 Ltd., 5.62%, 07/17/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	1,800	1,805,313
AIMCO CLO 14 Ltd., 5.58%, 04/20/34, (3-mo. CME Term SOFR + 1.252%)(a)(b)	1,500	1,502,587
AIMCO CLO 18 Ltd., 6.52%, 10/16/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,012,377
Allegany Park CLO Ltd., 5.63%, 01/20/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	3,000,000
AMMC CLO 28 Ltd., 5.88%, 07/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	2,390	2,400,845
AMMC CLO 31 Ltd., 5.64%, 02/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	3,000	3,006,680
AMMC CLO 32 Ltd., 5.63%, 10/17/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,000	3,000,000
Anchorage Capital CLO 15 Ltd., 5.62%, 07/20/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	5,000	5,020,782
Anchorage Capital CLO 17 Ltd., 5.55%, 02/15/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	2,000	2,002,148
Anchorage Capital CLO 24 Ltd., 5.75%, 07/15/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	3,000	3,010,066
Security	Par (000)	Value
Anchorage Capital CLO 25 Ltd., 5.72%, 04/20/35, (3-mo. CME Term SOFR + 1.390%)(a)(b)	$1,000	$1,001,827
Anchorage Capital CLO 6 Ltd., 5.72%, 07/22/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	2,000	1,997,238
Anchorage Capital CLO 7 Ltd., 5.87%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	2,000	2,008,644
Apidos CLO LII Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	4,750	4,745,380
Apidos CLO LIII, 5.65%, 07/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,000	5,015,104
Apidos CLO XX, 6.13%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	5,560	5,573,999
Apidos CLO XXXI, 5.68%, 04/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,229	1,229,716
Apidos CLO XXXIV, 5.74%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,750	4,761,756
Apidos CLO XXXIX Ltd., 5.63%, 04/21/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,250	3,255,147
Apidos CLO XXXVII, 5.72%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,250	3,256,026
ARES Loan Funding III Ltd., 5.59%, 07/25/36, (3-mo. CME Term SOFR + 1.270%)(a)(b)	1,250	1,254,379
Ares Loan Funding IV Ltd., 6.07%, 10/15/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,290	2,295,278
ARES Loan Funding VIII Ltd., 5.57%, 01/24/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	10,000	10,019,923
Ares LVI CLO Ltd., 5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	2,000	2,003,978
ARES XLIII CLO Ltd., 5.67%, 01/15/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,020	3,031,469
ARES XXXIX CLO Ltd., 5.75%, 07/18/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	8,000	8,026,554
Bain Capital Credit CLO Ltd.
6.12%, 07/24/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,700	1,700,000
5.66%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,000	1,002,952
5.72%, 07/25/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,355	4,368,745
5.57%, 07/19/34, (3-mo. CME Term SOFR + 1.240%)(a)(b)	1,000	1,002,011
Ballyrock CLO 14 Ltd.
6.03%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	1,002,989
5.71%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,345	3,356,671
Ballyrock CLO 19 Ltd., 5.66%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,175	2,179,328
Ballyrock CLO 2 Ltd., 5.72%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,840	2,845,932
Ballyrock CLO 26 Ltd., 5.83%, 07/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	1,004,330
Ballyrock CLO Ltd., 6.14%, 10/20/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	1,000	1,003,010
BBAM U.S. CLO I Ltd.
5.52%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	2,000	1,999,476

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.92%, 03/30/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	$1,000	$1,001,416
Beechwood Park CLO Ltd., 5.58%, 01/17/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	3,004,240
Benefit Street Partners CLO XX Ltd., 5.75%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	2,360	2,365,900
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.75%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	5,000	5,009,615
Benefit Street Partners CLO XXIX, 5.50%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	4,136	4,133,956
Benefit Street Partners CLO XXVI Ltd., 5.71%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	1,000	1,003,369
Benefit Street Partners CLO XXVII Ltd., 5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	4,500	4,513,500
Benefit Street Partners CLO XXXIII Ltd., 6.07%, 01/25/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,000	2,007,184
Benefit Street Partners CLO XXXVII Ltd., 5.67%, 01/25/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	6,250	6,273,196
Benefit Street Partners CLO XXXVIII Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	5,012,796
Birch Grove CLO 12 Ltd., 5.51%, 04/22/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	1,500	1,498,920
Birch Grove CLO 2 Ltd., 5.73%, 10/19/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	3,000	3,010,775
Birch Grove CLO 3 Ltd., 5.59%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	6,000	6,006,818
Birch Grove CLO 4 Ltd., 5.80%, 07/15/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	5,820	5,843,421
Birch Grove CLO 5 Ltd., 5.74%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,500	2,509,265
Birch Grove CLO 7 Ltd., 6.13%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,870	2,877,353
Birch Grove CLO 8 Ltd., 5.96%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	5,210	5,230,840
Birch Grove CLO 9 Ltd., 5.73%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,750	1,756,312
Birch Grove CLO Ltd., 5.87%, 07/17/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	5,000	5,025,400
BlueMountain CLO XXX Ltd., 5.69%, 04/15/35, (3-mo. CME Term SOFR + 1.370%)(a)(b)	7,250	7,265,297
Brant Point CLO Ltd., 6.28%, 07/20/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	1,700	1,703,060
Bridge Street CLO I Ltd., 5.88%, 07/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,004,652
Bridge Street CLO Ltd., 5.55%, 04/20/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	2,000	1,999,800
Bryant Park CLO Ltd., 1.00%, 07/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	4,000	4,000,000
Bryant Park Funding Ltd.
5.94%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	1,920	1,927,216
6.38%, 10/18/36, (3-mo. CME Term SOFR + 2.050%)(a)(b)	3,000	3,017,136
Security	Par (000)	Value
5.90%, 05/15/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	$2,500	$2,510,179
5.72%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,350	1,354,479
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,000	2,006,755
Canyon Capital CLO Ltd., 5.50%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	2,500	2,499,132
Canyon CLO Ltd., 5.75%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	2,500	2,503,269
Carlyle U.S. CLO Ltd.
6.19%, 04/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,003,382
5.64%, 04/15/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	3,000	3,005,949
5.88%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	3,000	3,012,701
5.71%, 04/15/35, (3-mo. CME Term SOFR + 1.390%)(a)(b)	1,000	1,002,151
CarVal CLO IX-C Ltd.
6.01%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	3,750	3,769,875
6.43%, 04/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,006,633
CarVal CLO VC Ltd., 5.78%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	945	947,442
Carval CLO VIII-C Ltd., 5.75%, 10/22/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,500	1,505,743
Carval CLO X-C Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,750	1,756,798
CarVal CLO XI C Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,000	4,013,961
Cayuga Park CLO Ltd., 5.66%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	4,740	4,750,257
Cedar Funding VI CLO Ltd., 5.64%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	3,000	3,001,640
Cedar Funding XIV CLO Ltd., 5.70%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,007,155
CIFC Funding Ltd.
5.76%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	750	751,885
5.66%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	3,540	3,544,604
5.72%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,200	1,201,637
5.68%, 07/23/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,000	3,007,645
5.73%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	3,000	3,004,620
5.59%, 01/18/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,330	2,336,954
5.43%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	1,500	1,498,515
5.68%, 10/24/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,015,322
5.81%, 07/21/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	1,500	1,506,488
5.66%, 04/27/31, (3-mo. CME Term SOFR + 1.350%)(a)(b)	1,000	1,000,035
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	$2,000	$2,006,998
5.49%, 01/17/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	5,000	5,007,042
Series 2020 3A, Class A1R, 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,560	1,562,894
Series 2021 6A, Class A, 5.72%, 10/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	4,000	4,007,495
Series 2021 7A, Class A1, 5.71%, 01/23/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,000	3,005,958
Clover CLO LLC, 5.71%, 07/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,000	2,005,938
Creeksource Dunes Creek CLO Ltd., 5.73%, 01/15/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	3,000	3,012,764
Crown Point CLO 9 Ltd., 5.77%, 07/14/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	2,000	2,005,247
Diameter Capital CLO 1 Ltd., 5.71%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,200	4,217,538
Diameter Capital CLO 10 Ltd., 5.60%, 04/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	1,500	1,502,834
Diameter Capital CLO 2 Ltd., 5.71%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	7,300	7,330,486
Diameter Capital CLO 3 Ltd., 5.65%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	6,000	6,017,510
Diameter Capital CLO 7 Ltd.
5.81%, 07/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,000	4,016,800
6.18%, 07/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,300	1,304,550
Diameter Capital CLO 8 Ltd., 5.73%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,003,500
Diameter Capital CLO 9 Ltd., 5.50%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	5,000	4,998,261
Dryden 40 Senior Loan Fund, 5.48%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	791	790,977
Dryden 83 CLO Ltd., 5.86%, 04/18/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	1,270	1,275,153
Eaton Vance CLO Ltd., 1.00%, 10/15/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	5,000	5,002,087
Elmwood CLO 19 Ltd., 6.68%, 10/17/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	1,000	1,001,730
Elmwood CLO 21 Ltd., 5.98%, 10/20/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	4,000	4,008,422
Elmwood CLO 24 Ltd., 5.60%, 01/17/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,500	2,505,625
Elmwood CLO 29 Ltd., 5.85%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	5,000	5,019,927
Elmwood CLO 31 Ltd., 5.63%, 07/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	4,000	4,009,688
Elmwood CLO 40 Ltd., 5.52%, 03/22/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	10,500	10,515,750
Security	Par (000)	Value
Elmwood CLO II Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$2,500	$2,507,679
Elmwood CLO VIII Ltd., 5.88%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	4,000	4,016,902
Elmwood CLO XII Ltd., 5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,010	1,013,038
Flatiron CLO 25 Ltd., 5.63%, 10/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,650	3,660,645
Fort Washington CLO Ltd., 5.81%, 10/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	7,250	7,257,921
Galaxy XXI CLO Ltd., 5.94%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	2,200	2,203,300
Galaxy XXV CLO Ltd., 5.74%, 04/25/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,000	1,002,188
Generate CLO 11 Ltd., 5.74%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,000	2,007,400
Generate CLO 13 Ltd., 6.13%, 01/20/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	4,000	4,015,282
Generate CLO 15 Ltd., 5.90%, 07/20/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	8,180	8,218,749
Generate CLO 17 Ltd., 5.73%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,500	1,505,410
Generate CLO 8 Ltd., 5.71%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,011,569
Generate CLO 9 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,000	3,010,500
GoldentTree Loan Management U.S. CLO 1 Ltd., 5.83%, 04/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,675	3,687,517
Golub Capital Partners CLO 41B-R Ltd., 5.65%, 07/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	4,400	4,401,845
Golub Capital Partners CLO 55B Ltd., 5.79%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	3,500	3,510,627
Golub Capital Partners CLO 58B Ltd., 5.76%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	6,150	6,167,342
Golub Capital Partners CLO 66B Ltd., 5.77%, 07/25/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)	7,000	7,035,411
Golub Capital Partners CLO 72 B Ltd., 5.87%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,320	1,325,577
Golub Capital Partners CLO 74 B Ltd., 5.82%, 07/25/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,000	3,013,368
Golub Capital Partners CLO 76 B Ltd., 5.69%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	3,000	3,009,748
Golub Capital Partners CLO 77 B Ltd., 5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	1,500	1,502,150
Golub Capital Partners CLO 79B Ltd., 5.42%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	2,000	1,999,161
Golub Capital Partners CLO 81 B Ltd., 5.64%, 07/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	3,000	3,005,937
HalseyPoint CLO 3 Ltd., 5.79%, 07/30/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	1,240	1,246,410

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
HalseyPoint CLO 4 Ltd., 5.81%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	$5,000	$5,004,986
HalseyPoint CLO 6 Ltd., 6.38%, 01/20/38, (3-mo. CME Term SOFR + 2.050%)(a)(b)	1,000	1,004,927
Halseypoint CLO 7 Ltd., 5.78%, 07/20/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)(c)	1,500	1,507,388
Harriman Park CLO Ltd., 5.63%, 07/20/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	5,000	5,013,608
ICG U.S. CLO I Ltd., 5.71%, 07/18/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,010,992
ICG U.S. Clo Ltd., 5.43%, 01/20/35, (3-mo. CME Term SOFR + 1.100%)(a)(b)	4,960	4,969,511
ICG US CLO 2025-1 Ltd, 1.00%, 07/25/38(a)	5,000	5,000,000
KKR CLO 50 Ltd., 5.88%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	5,000	5,020,663
Madison Park Funding LIX Ltd., 5.83%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,750	1,757,445
Madison Park Funding LV Ltd., 5.63%, 07/18/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	2,396	2,402,923
Madison Park Funding LVIII Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	1,003,984
Madison Park Funding LX Ltd., 5.69%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	5,000	5,016,234
Madison Park Funding LXI Ltd., 6.06%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	1,500	1,504,684
Madison Park Funding LXVII Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,312	1,317,228
Madison Park Funding XXIX Ltd., 5.51%, 03/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	7,000	6,997,571
Madison Park Funding XXX Ltd., 5.68%, 07/16/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	2,600	2,607,471
Madison Park Funding XXXIII Ltd., 5.61%, 10/15/32, (3-mo. CME Term SOFR + 1.290%)(a)(b)	6,324	6,331,507
Madison Park Funding XXXVII Ltd., 6.92%, 04/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	1,500	1,509,461
MidOcean Credit CLO XIX, 5.77%, 07/20/36, (3-mo. CME Term SOFR + 1.450%)(a)(b)	2,000	2,007,142
Midocean Credit CLO XV Ltd., 5.86%, 07/21/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,010,213
MidOcean Credit CLO XVIII LLC, 7.00%, 10/18/35, (3-mo. CME Term SOFR + 1.170%)(a)(b)	3,000	3,000,000
MP CLO VIII Ltd., 5.78%, 04/28/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	4,500	4,510,350
Neuberger Berman CLO XXI Ltd., 5.65%, 01/20/39, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,500	1,504,492
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.83%, 01/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	998,717
Security	Par (000)	Value
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.67%, 10/24/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$3,000	$3,008,881
New Mountain CLO 2 Ltd., 5.68%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,018,765
New Mountain CLO 3 Ltd.
6.29%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	1,002,117
5.77%, 10/20/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	7,250	7,267,356
New Mountain CLO 5 Ltd., 5.58%, 07/20/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,500	2,502,453
Oaktree CLO Ltd.
5.88%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	3,940	3,956,295
5.51%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	2,500	2,499,225
5.71%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,010,819
Ocean Trails CLO IX, 5.55%, 01/15/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	3,885	3,887,171
Ocean Trails CLO XIV Ltd., 5.67%, 01/20/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	1,000	1,002,945
OCP CLO Ltd.
5.80%, 04/18/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	4,900	4,919,423
5.96%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	6,000	6,023,982
5.67%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,000	2,006,562
5.66%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,370	2,376,990
5.58%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	4,000	4,005,768
5.62%, 01/26/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,150	5,163,203
5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,000	3,008,987
5.70%, 07/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	8,000	8,024,000
Octagon 55 Ltd., 5.73%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,000	2,002,698
Octagon 66 Ltd., 6.08%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,750	1,754,831
Octagon Investment Partners 46 Ltd., 5.74%, 07/15/36, (3-mo. CME Term SOFR + 1.422%)(a)(b)	4,000	4,006,888
Octagon Investment Partners 47 Ltd., 5.61%, 01/22/38, (3-mo. CME Term SOFR + 1.280%)(a)(b)	3,000	3,006,484
Octagon Investment Partners XVI Ltd., 6.14%, 07/17/30, (3-mo. CME Term SOFR + 1.862%)(a)(b)	3,000	3,009,493
OHA Credit Funding 17 Ltd., 5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,700	4,715,663
OHA Credit Funding 2 Ltd., 5.57%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	8,750	8,765,575
OHA Credit Funding 3 Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	14,930	14,974,790
OHA Credit Funding 4 Ltd., 5.62%, 01/22/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	8,294	8,313,760
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 6 Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	$2,500	$2,507,140
OHA Credit Partners VII Ltd., 5.46%, 02/20/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	7,250	7,242,861
OHA Credit Partners XVI, 5.68%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,300	3,310,100
OHA Credit Partners XVII Ltd., 5.72%, 01/18/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,778	1,783,331
OHA Loan Funding Ltd.
5.74%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	5,010,016
6.03%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,800	1,806,963
Onex CLO Subsidiary Ltd., 5.83%, 07/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,004,392
Palmer Square CLO 2021-3 Ltd., 1.00%, 10/15/38(a)	3,550	3,550,000
Palmer Square CLO Ltd.
5.72%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,050	5,061,751
5.98%, 11/15/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,500	2,506,086
6.98%, 11/15/36, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,013,072
5.65%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,860	5,871,720
5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,000	1,003,044
1.00%, 07/20/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	4,000	4,000,000
Park Blue Clo Ltd., 1.00%, 10/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	1,000	1,000,000
Park Blue CLO Ltd.
5.80%, 07/25/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	1,000	1,004,259
5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	3,000,493
PARK BLUE CLO Ltd., 5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	3,000	3,013,500
Pikes Peak CLO 11 Ltd., 5.72%, 07/25/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,225	1,228,866
Pikes Peak CLO 12 Ltd., 5.55%, 04/20/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	7,000	7,006,139
Pikes Peak CLO 16 Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,500	1,506,090
Polus U.S. CLO II Ltd., 5.80%, 07/20/38, (3-mo. CME Term SOFR + 1.520%)(a)(b)	2,000	2,009,919
Post CLO Ltd., 5.93%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	3,000	3,011,245
Rad CLO 14 Ltd., 5.75%, 01/15/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,041	1,044,005
Rad CLO 15 Ltd., 5.70%, 07/20/40, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,000	3,010,500
Rad CLO 22 Ltd., 6.16%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	5,000	5,020,421
RAD CLO 27 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,500	2,506,994
Rad CLO 6 Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,530	2,538,850
Security	Par (000)	Value
Rad CLO 7 Ltd., 5.63%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$1,000	$1,001,500
Rad CLO 9 Ltd., 5.66%, 01/15/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	3,000	3,009,246
Reese Park CLO Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,000	1,002,963
Regatta 30 Funding Ltd., 5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	6,625	6,641,562
Regatta 32 Funding Ltd., 5.63%, 07/25/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	5,000	5,015,660
Regatta XI Funding Ltd., 5.68%, 07/17/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	7,500	7,523,413
Regatta XIX Funding Ltd., 6.18%, 04/20/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,815	1,819,878
Regatta XVII Funding Ltd., 5.70%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	5,000	5,017,115
Regatta XXII Funding Ltd., 5.58%, 07/20/35, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	5,015,745
Regatta XXIII Funding Ltd., 5.74%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,500	4,511,232
Regatta XXIV Funding Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,360	5,376,051
Regatta XXV Funding Ltd., 5.67%, 07/15/38, (5-year CMT + 3.228%)(a)(b)	2,000	2,006,400
Regatta XXVII Funding Ltd., 5.84%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,012,476
Regatta XXVIII Funding Ltd., 5.87%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,004,319
RR 14 Ltd., 5.70%, 04/15/36, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,538	1,541,019
RR 18 Ltd., 6.18%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,002,208
RR 21 Ltd., 5.72%, 07/15/39, (3-mo. CME Term SOFR + 1.400%)(a)(b)	5,000	5,015,458
RR 5 Ltd., 5.82%, 07/15/39, (3-mo. CME Term SOFR + 1.500%)(a)(b)	4,500	4,519,512
RR 8 Ltd.
5.67%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,350	3,358,365
6.02%, 07/15/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	1,001,968
RRX 7 Ltd.
5.68%, 07/15/35, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,550	3,557,100
6.32%, 07/15/35, (3-mo. CME Term SOFR + 2.000%)(a)(b)	1,100	1,103,715
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 01/30/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	3,215	3,228,860
Sandstone Peak II Ltd., 5.74%, 07/20/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	3,000	3,012,825
Sculptor CLO XXX Ltd., 5.72%, 07/20/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)	1,000	1,005,105
Sculptor CLO XXXIV Ltd., 5.70%, 01/20/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	5,375	5,395,076
Sculptor CLO XXXV Ltd., 5.56%, 04/27/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	10,000	10,013,687
Signal Peak CLO 9 Ltd., 5.69%, 01/21/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	4,750	4,767,224

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Silver Point CLO 4 Ltd., 5.95%, 04/15/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	$5,900	$5,923,214
Silver Point CLO 5 Ltd., 6.43%, 10/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,005,254
Silver Point CLO 6 Ltd., 5.72%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,003,700
Silver Point CLO 7 Ltd., 5.68%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	4,500	4,516,867
Sixth Street CLO XVII Ltd., 5.43%, 04/17/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,250	5,246,069
Sixth Street CLO XX Ltd., 5.58%, 07/17/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,900	1,904,266
Sixth Street CLO XXV Ltd., 5.80%, 07/24/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,850	4,870,660
Sycamore Tree CLO Ltd.
5.98%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	3,000	3,012,766
5.72%, 01/20/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	7,450	7,482,700
Symphony CLO 35 Ltd., 6.02%, 10/24/36, (3-mo. CME Term SOFR + 1.700%)(a)(b)	2,000	2,004,028
Symphony CLO 40 Ltd., 5.63%, 01/05/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	4,000	4,010,633
Symphony CLO XXVIII Ltd., 5.72%, 10/23/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,000	2,003,731
Symphony CLO XXXIII Ltd., 5.58%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	5,500	5,507,240
Symphony Loan Funding CLO 1 Ltd., 5.76%, 01/22/38, (3-mo. CME Term SOFR + 1.430%)(a)(b)	4,000	4,015,525
TCW CLO Ltd.
5.60%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	2,250	2,254,179
5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,750	4,767,233
5.52%, 04/20/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	3,000	2,999,588
5.46%, 10/29/34, (3-mo. CME Term SOFR + 1.150%)(a)(b)	2,000	2,002,000
Trestles CLO III Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	7,800	7,832,836
Trestles CLO IV Ltd., 5.76%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,830	1,834,668
Trestles CLO Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	5,250	5,271,337
Trestles CLO VII Ltd., 5.70%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,700	3,712,457
Trimaran CAVU Ltd.
5.73%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,000	2,007,215
5.70%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	1,500	1,505,475
Trinitas CLO VI Ltd., 5.65%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	5,000	5,005,309
Trinitas CLO XVIII Ltd., 5.55%, 01/20/35, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	3,000,000
Trinitas CLO XXIII Ltd., 6.13%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,005,023
Trinitas CLO XXIV Ltd., 5.92%, 04/25/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,500	1,505,613
Security	Par (000)	Value
Trinitas CLO XXIX Ltd., 5.81%, 07/23/37, (3-mo. CME Term SOFR + 1.490%)(a)(b)	$3,485	$3,499,664
Trinitas CLO XXV Ltd., 6.17%, 01/23/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,000	2,008,385
Trinitas CLO XXX Ltd., 5.69%, 10/23/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	2,000	2,006,070
Trinitas CLO XXXII Ltd., 1.00%, 07/23/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	5,000	5,000,000
Voya CLO Ltd.
5.73%, 07/16/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,502,345
5.62%, 10/17/32, (3-mo. CME Term SOFR + 1.342%)(a)(b)	1,386	1,387,862
5.84%, 04/20/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	5,500	5,521,451
5.84%, 04/15/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	3,100	3,115,297
Warwick Capital CLO 1 Ltd., 7.13%, 10/20/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	1,000	1,002,615
Warwick Capital CLO 4 Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,900	4,918,288
Warwick Capital CLO 5 Ltd., 5.69%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	5,018,952
Wellfleet CLO Ltd., 5.52%, 04/15/33, (3-mo. CME Term SOFR + 1.200%)(a)(b)	6,502	6,508,247
Wellington Management CLO 1 Ltd., 6.13%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,005,127
Wellington Management CLO 3 Ltd., 5.69%, 07/18/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	6,000	6,017,377
Wellington Management CLO 4 Ltd., 5.43%, 04/18/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	3,000	2,997,424
Whitebox CLO I Ltd.
5.64%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,270	2,273,405
6.07%, 07/24/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,000	1,001,000
Whitebox CLO II Ltd., 5.70%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,300	3,310,362
Whitebox CLO III Ltd., 5.59%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	4,060	4,068,120
Whitebox Clo V Ltd., 1.00%, 07/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	2,000	1,996,377
Wise CLO Ltd., 5.78%, 07/15/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	4,000	4,015,833
Total Long-Term Investments — 101.3% (Cost: $1,036,467,173)		1,037,295,272
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	23,120,000	$23,120,000
Total Short-Term Securities — 2.3% (Cost: $23,120,000)		23,120,000
Total Investments — 103.6% (Cost: $1,059,587,173)		1,060,415,272
Liabilities in Excess of Other Assets — (3.6)%		(36,822,367)
Net Assets — 100.0%		$1,023,592,905

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,430,000	$12,690,000 (a)	$—	$—	$—	$23,120,000	23,120,000	$526,068	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,035,787,884	$1,507,388	$1,037,295,272
Short-Term Securities
Money Market Funds	23,120,000	—	—	23,120,000
	$23,120,000	$1,035,787,884	$1,507,388	$1,060,415,272
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., 7.23%, 01/20/38, (3-mo. CME Term SOFR + 2.900%)(a)(b)	$1,250	$1,258,268
AIMCO CLO 18 Ltd., 7.18%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	2,000	2,004,687
Apidos CLO L, 7.13%, 01/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,890	2,907,836
Ares LXXV CLO Ltd., 7.12%, 01/15/37, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	2,003,656
Ballyrock CLO 28 Ltd., 7.13%, 01/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	2,000	2,009,991
Barings CLO Ltd., 8.82%, 10/15/36, (3-mo. CME Term SOFR + 4.500%)(a)(b)	2,250	2,270,430
Birch Grove CLO 11 Ltd., 7.43%, 01/22/38, (3-mo. CME Term SOFR + 3.100%)(a)(b)	2,500	2,518,003
Bryant Park Funding Ltd.
9.29%, 04/15/38, (3-mo. CME Term SOFR + 5.000%)(a)(b)	1,000	993,690
7.73%, 04/15/38, (3-mo. CME Term SOFR + 3.400%)(a)(b)	1,000	999,464
Elmwood CLO V Ltd., 8.58%, 10/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	2,019,373
Flatiron CLO 23 LLC
7.01%, 04/17/36, (3-mo. CME Term SOFR + 2.700%)(a)(b)	1,000	1,002,728
9.26%, 04/17/36, (3-mo. CME Term SOFR + 4.950%)(a)(b)	1,000	1,003,206
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.43%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	3,050	3,057,249
Golub Capital Partners CLO 74 B Ltd., 7.52%, 07/25/37, (3-mo. CME Term SOFR + 3.200%)(a)(b)	2,000	2,009,989
Golub Capital Partners CLO 76 B Ltd., 10.07%, 10/25/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	650	658,298
Invesco U.S. CLO Ltd., 7.37%, 07/15/38, (3-mo. CME Term SOFR + 3.050%)(a)(b)	1,000	1,001,248
Madison Park Funding XXXVII Ltd., 8.07%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	2,000	2,020,499
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.97%, 10/16/35, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	1,999,695
Neuberger Berman Loan Advisers CLO 59 Ltd., 8.12%, 01/23/39, (3-mo. CME Term SOFR + 3.800%)(a)(b)	1,650	1,665,339
OCP CLO Ltd., 6.77%, 04/17/37, (3-mo. CME Term SOFR + 2.450%)(a)(b)	1,000	995,086
OHA Credit Funding 11 Ltd., 7.18%, 07/19/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	550	551,142
OHA Credit Funding 2 Ltd., 7.03%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	2,000	2,002,048
OHA Credit Partners XIV Ltd., 7.18%, 07/21/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	4,000	4,010,445
Palmer Square CLO Ltd.
7.07%, 05/21/34, (3-mo. CME Term SOFR + 2.750%)(a)(b)	2,000	2,000,504
6.98%, 01/20/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,009,991
6.97%, 01/15/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,009,992
Security	Par (000)	Value
9.23%, 01/20/38, (3-mo. CME Term SOFR + 4.900%)(a)(b)	$500	$501,118
Pikes Peak CLO 6, 8.92%, 05/18/34, (3-mo. CME Term SOFR + 4.600%)(a)(b)	1,000	984,152
Regatta VIII Funding Ltd., 7.98%, 04/17/37, (3-mo. CME Term SOFR + 3.700%)(a)(b)	1,000	1,007,771
RR 28 Ltd., 8.77%, 04/15/37, (3-mo. CME Term SOFR + 4.450%)(a)(b)	1,950	1,969,895
Sandstone Peak III Ltd., 9.57%, 04/25/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	1,500	1,513,189
Sixth Street CLO XX Ltd., 7.21%, 07/17/38, (3-mo. CME Term SOFR + 2.950%)(a)(b)	700	701,978
Symphony CLO XXXIII Ltd., 6.92%, 01/24/38, (3-mo. CME Term SOFR + 2.600%)(a)(b)	2,000	2,004,481
Trimaran Cavu Ltd., 8.04%, 04/25/38, (3-mo. CME Term SOFR + 3.900%)(a)(b)	1,000	1,007,129
Trinitas CLO XXXI Ltd., 7.33%, 01/22/38, (3-mo. CME Term SOFR + 3.000%)(a)(b)	1,750	1,764,720
Trinitas CLO XXXII Ltd., 1.00%, 07/23/38, (3-mo. CME Term SOFR + 5.800%)(a)(b)	750	750,000
Voya CLO Ltd., 7.18%, 01/20/38, (3-mo. CME Term SOFR + 2.850%)(a)(b)	1,000	1,002,978
Wellington Management CLO 3 Ltd., 10.08%, 07/18/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	500	505,878
Whitebox CLO I Ltd., 8.57%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	2,000	2,013,340
Whitebox Clo II Ltd., 10.07%, 10/24/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	500	503,300
Total Long-Term Investments — 97.5% (Cost: $63,792,590)		63,212,786
	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,160,000	2,160,000
Total Short-Term Securities — 3.3% (Cost: $2,160,000)		2,160,000
Total Investments — 100.8% (Cost: $65,952,590)		65,372,786
Liabilities in Excess of Other Assets — (0.8)%		(522,933)
Net Assets — 100.0%		$64,849,853

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares BBB-B CLO Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,160,000 (b)	$—	$—	$—	$2,160,000	2,160,000	$36,614	$—
iShares AAA CLO Active ETF(c)	—	2,495,520	(2,491,611)	(3,909)	—	—	—	11,702	—
				$(3,909)	$—	$2,160,000		$48,316	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$63,212,786	$—	$63,212,786
Short-Term Securities
Money Market Funds	2,160,000	—	—	2,160,000
	$2,160,000	$63,212,786	$—	$65,372,786
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., 5.49%, 04/15/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,545	$3,543,816
1988 CLO 5 Ltd., 5.86%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	USD4,000	4,018,000
522 Funding CLO Ltd.
5.65%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,250	3,255,358
6.64%, 10/20/31, (3-mo. CME Term SOFR + 2.312%)(a)(b)	USD250	250,907
5.63%, 10/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD964	964,355
720 East CLO Ltd., 5.66%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD2,755	2,763,122
720 East CLO VII Ltd., 5.34%, 04/20/37, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD4,500	4,498,095
AB BSL CLO 2 Ltd., 5.68%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD1,500	1,502,651
AB BSL CLO 3 Ltd., 5.58%, 04/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD2,000	2,003,003
AB Carval Euro CLO II-C DAC, 5.89%, 02/15/37, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR730	843,424
ACREC LLC, 5.66%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	USD5,000	5,006,272
ACRES LLC, 5.95%, 08/18/40, (1-mo. CME Term SOFR + 1.619%)(a)(b)	USD7,290	7,298,680
Affirm Asset Securitization Trust
5.61%, 02/15/29(a)	USD2,731	2,741,212
4.62%, 09/15/29(a)	USD4,287	4,284,060
5.34%, 04/15/30(a)	USD1,591	1,590,025
5.08%, 04/15/30(a)	USD5,848	5,851,112
Affirm Master Trust
4.99%, 02/15/33(a)	USD5,756	5,779,859
5.13%, 02/15/33(a)	USD3,418	3,423,332
AGL CLO 11 Ltd., 10.94%, 04/15/34, (3-mo. CME Term SOFR + 6.622%)(a)(b)	USD350	350,179
AGL CLO 12 Ltd., 5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD3,106	3,111,239
AGL CLO 23 Ltd., 5.48%, 04/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD4,250	4,245,852
AGL CLO 28 Ltd., 6.03%, 01/21/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	1,002,944
AGL CLO 32 Ltd., 5.71%, 07/21/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD750	752,337
AGL CLO 34 Ltd., 5.67%, 01/22/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,500	1,505,182
AGL CLO 35 Ltd., 5.67%, 01/21/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,000	1,003,450
AGL CLO 39 Ltd.
6.71%, 04/20/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD2,000	1,999,620
8.71%, 04/20/38, (3-mo. CME Term SOFR + 4.500%)(a)(b)	USD1,300	1,289,682
AGL CLO 7 Ltd., 6.28%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD580	580,675
AGL CLO 9 Ltd., 6.33%, 04/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD450	452,472
Security	Par (000)	Value
AGL Core CLO 15 Ltd., 5.74%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD1,000	$1,002,500
Aimco CLO, 6.32%, 04/16/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD250	251,600
AIMCO CLO 11 Ltd., 5.93%, 07/17/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD550	551,781
AIMCO CLO 18 Ltd., 7.18%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD1,000	1,002,344
AIMCO CLO 23 Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD1,250	1,248,783
AMMC CLO 30 Ltd., 6.67%, 01/15/37, (3-mo. CME Term SOFR + 2.350%)(a)(b)	USD1,000	1,005,000
Anchorage Capital CLO 15 Ltd., 5.62%, 07/20/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD2,000	2,008,313
Anchorage Capital CLO 18 Ltd., 5.73%, 04/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD350	350,571
Anchorage Capital CLO 19 Ltd., 5.79%, 10/15/34, (3-mo. CME Term SOFR + 1.472%)(a)(b)	USD2,000	2,003,351
Anchorage Capital CLO 29 Ltd., 5.93%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD4,000	4,018,858
Anchorage Capital CLO 6 Ltd., 5.72%, 07/22/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD3,795	3,789,759
Annisa CLO Ltd., 6.18%, 07/20/31, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD400	400,865
Apidos CLO LII Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD2,000	1,998,055
Apidos CLO LIII, 5.65%, 07/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD2,000	2,006,042
Apidos CLO XL Ltd., 5.67%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,000	2,004,799
APIDOS CLO XLVIII Ltd., 5.76%, 07/25/37, (3-mo. CME Term SOFR + 1.440%)(a)(b)	USD489	490,750
Apidos CLO XV, 5.60%, 04/20/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD145	144,750
Apidos CLO XX
6.13%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD725	726,825
5.68%, 07/16/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD440	440,768
Apidos CLO XXII, 5.65%, 04/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD427	427,338
Apidos CLO XXIV
5.54%, 10/20/30, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD109	108,903
5.94%, 10/20/30, (3-mo. CME Term SOFR + 1.612%)(a)(b)	USD4,500	4,507,830
Apidos Clo Xxv, 8.28%, 01/20/37, (3-mo. CME Term SOFR + 3.950%)(a)(b)	USD1,500	1,514,802
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apidos CLO XXV, 5.93%, 01/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	$501,014
Apidos CLO XXXII
5.43%, 01/20/33, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD1,726	1,725,498
5.83%, 01/20/33, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD555	554,283
Apidos CLO XXXV, 5.64%, 04/20/34, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD1,344	1,344,932
Apidos CLO XXXVII, 5.72%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,815	1,818,365
Apidos Loan Fund Ltd., 5.59%, 04/25/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD1,000	1,001,280
Arbor Realty Collateralized Loan Obligation Ltd., 6.28%, 01/20/41, (1-mo. CME Term SOFR + 1.925%)(a)(b)	USD7,424	7,437,759
Arbour CLO VI DAC, 5.34%, 11/15/37, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,150	1,311,033
Arbour Clo XI DAC, 5.94%, 05/15/38, (3-mo. EURIBOR + 3.800%)(b)(c)	EUR800	919,389
Arcano Euro Clo II DAC, 1.00%, 07/25/39, (1-year EURIBOR ICE Swap + 12.105%)(b)(c)	EUR1,000	1,141,199
AREIT LLC , 6.45%, 08/17/41, (1-mo. CME Term SOFR + 2.112%)(a)(b)	USD239	239,113
AREIT Ltd.
6.03%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	USD3,368	3,370,795
5.73%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	USD10,146	10,160,000
Ares LIV CLO Ltd., 5.62%, 07/15/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,000	2,006,005
Ares Loan Funding IV Ltd., 9.00%, 10/15/36, (3-mo. CME Term SOFR + 4.680%)(a)(b)	USD1,000	1,008,026
Ares LXVI CLO Ltd., 6.82%, 07/25/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD300	300,749
Ares XXXIV CLO Ltd., 5.60%, 04/17/33, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD792	792,956
ARI Fleet Lease Trust
5.41%, 02/17/32(a)	USD142	142,335
5.30%, 11/15/32(a)	USD1,409	1,414,685
3.79%, 01/15/31(a)	USD685	680,499
5.69%, 02/17/32(a)	USD2,288	2,314,756
6.03%, 02/17/32(a)	USD2,492	2,523,845
5.16%, 11/15/32(a)	USD829	836,910
5.38%, 11/15/32(a)	USD469	474,160
Arini European CLO IV DAC, 5.53%, 01/15/38, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR1,660	1,916,289
Arini European CLO V DAC, 5.17%, 01/15/39, (3-mo. EURIBOR + 2.800%)(b)(c)	EUR1,560	1,778,027
Asimi Funding PLC
5.22%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP69	90,858
Security	Par (000)	Value
5.57%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP100	$132,345
5.17%, 05/16/32, (1-day SONIA + 1.400%)(b)(c)	GBP409	542,587
5.97%, 05/16/32, (1-day SONIA + 2.400%)(b)(c)	GBP168	222,017
5.62%, 05/16/32, (1-day SONIA + 1.200%)(b)(c)	GBP213	282,701
6.62%, 05/16/32, (1-day SONIA + 0.840%)(b)(c)	GBP89	117,910
Asset-Backed European Securitisation Transaction Twenty-Five SRL
4.39%, 11/15/39, (1-mo. EURIBOR + 2.500%)(b)(c)	EUR100	114,970
3.14%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR141	161,813
3.49%, 11/15/39, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	114,617
5.89%, 11/15/39, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR129	147,888
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.50%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	115,195
3.80%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR100	115,151
4.30%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR100	115,144
3.20%, 03/21/34(c)	EUR600	690,320
Assurant CLO II Ltd.
7.44%, 04/20/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	USD1,500	1,505,826
Series 2018-2A, Class A, 5.63%, 04/20/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD86	86,224
Atrium XIII, 5.47%, 11/21/30, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD777	777,576
Atrium XV, 5.71%, 07/16/36, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD1,000	1,002,891
Aurium CLO XIII DAC, 5.17%, 04/15/38, (3-mo. EURIBOR + 2.800%)(b)(c)	EUR1,100	1,246,266
Auto ABS Italian Stella Loans SRL
3.10%, 12/29/36, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR294	337,301
2.63%, 12/29/36, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR680	776,679
3.60%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR82	94,084
4.20%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR82	94,356
2.91%, 12/28/40, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR653	746,925
2.64%, 12/28/40, (1-mo. EURIBOR + 0.730%)(b)(c)	EUR926	1,058,674
3.16%, 12/28/40, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR163	186,654
3.81%, 12/28/40, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR100	115,133
Auto ABS Spanish Loans FT
2.76%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR797	911,852

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.21%, 09/28/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR354	$405,540
Auto1 Car Funding SARL, 2.61%, 12/15/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR369	421,613
AutoNoria Spain FT
2.91%, 04/30/43, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR500	572,545
3.11%, 04/30/43, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,479
3.41%, 04/30/43, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR100	114,464
4.91%, 04/30/43, (1-mo. EURIBOR + 3.000%)(b)(c)	EUR100	114,846
Avoca CLO XVIII DAC, 5.71%, 01/15/38, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR1,170	1,342,826
Avoca Static CLO I DAC, 4.93%, 01/15/35, (3-mo. EURIBOR + 2.900%)(b)(c)	EUR580	659,538
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.87%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,000	1,004,083
Bain Capital Credit CLO Ltd., 5.66%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD750	752,214
Ballyrock CLO 14 Ltd., 6.03%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	1,002,989
Ballyrock CLO 15 Ltd., 5.65%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD250	250,729
Ballyrock CLO 17 Ltd., 5.74%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD250	250,350
Ballyrock CLO 19 Ltd., 5.66%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,000	1,001,990
Ballyrock CLO 2 Ltd., 5.72%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,420	1,422,966
Ballyrock CLO 28 Ltd., 6.03%, 01/20/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD500	501,539
Bardot CLO Ltd., 5.31%, 10/22/32, (3-mo. CME Term SOFR + 0.980%)(a)(b)	USD1,159	1,158,199
Barings CLO Ltd.
5.58%, 01/20/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD669	668,933
5.53%, 04/15/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD885	886,070
Barings Equipment Finance LLC, 5.02%, 06/13/50(a)	USD6,409	6,488,720
Bavarian Sky U.K. 6 PLC, 4.77%, 06/20/32, (1-day SONIA + 0.550%)(b)(c)	GBP831	1,098,160
Bayswater Park CLO Ltd., 6.06%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	USD1,250	1,253,910
BBAM U.S. CLO I Ltd., 5.52%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD4,560	4,558,806
Security	Par (000)	Value
BDS LLC
5.93%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	USD7,315	$7,340,383
5.63%, 10/21/42, (1-mo. CME Term SOFR + 1.282%)(a)(b)	USD7,895	7,883,049
Bean Creek CLO Ltd.
10.34%, 04/20/31, (3-mo. CME Term SOFR + 6.012%)(a)(b)	USD500	500,628
6.04%, 04/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD916	916,767
Bear Mountain Park CLO Ltd., 7.42%, 07/15/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD2,000	2,005,247
Benefit Street Partners CLO IV Ltd., 5.68%, 04/20/34, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,360	1,362,007
Benefit Street Partners CLO Ltd., 5.51%, 04/20/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,000	999,680
Benefit Street Partners CLO V-B Ltd., 5.86%, 07/20/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD3,340	3,354,893
Benefit Street Partners CLO VIII Ltd.
6.04%, 01/20/31, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD1,000	1,001,991
6.44%, 01/20/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD500	501,809
Series 2015-8A, Class A1AR, 5.69%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD67	67,043
Benefit Street Partners CLO XII-B Ltd., 5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD950	953,019
Benefit Street Partners CLO XVI Ltd., 6.98%, 01/17/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD250	250,876
Benefit Street Partners CLO XX Ltd.
5.75%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD250	250,625
6.28%, 07/15/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD250	250,520
Benefit Street Partners Clo XXII Ltd., 7.08%, 04/20/35, (3-mo. CME Term SOFR + 2.750%)(a)(b)	USD1,000	1,003,209
Benefit Street Partners CLO XXIII Ltd., 5.42%, 04/25/34, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD250	250,438
Benefit Street Partners CLO XXIV Ltd., 5.39%, 10/20/34, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD1,000	1,001,190
Benefit Street Partners CLO XXIX
5.50%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD7,750	7,746,169
5.82%, 01/25/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD1,000	1,000,808
Benefit Street Partners CLO XXVII Ltd., 5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD4,000	4,012,000
Benefit Street Partners CLO XXVIII Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,000	1,003,503
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Benefit Street Partners CLO XXXIX Ltd., 6.81%, 04/15/38, (3-mo. CME Term SOFR + 2.550%)(a)(b)	USD1,550	$1,556,151
Benefit Street Partners CLO XXXV Ltd., 7.62%, 04/25/37, (3-mo. CME Term SOFR + 3.300%)(a)(b)	USD375	376,321
Benefit Street Partners CLO XXXVIII Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD7,250	7,268,555
Bethpage Park CLO Ltd., 5.71%, 01/15/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,000	1,001,831
Betony CLO 2 Ltd.
5.65%, 04/30/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD1,238	1,238,429
6.42%, 04/30/31, (3-mo. CME Term SOFR + 2.112%)(a)(b)	USD250	251,000
Birch Grove CLO 10 Ltd., 5.72%, 01/22/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD450	451,827
Birch Grove CLO 12 Ltd., 5.51%, 04/22/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD2,000	1,998,560
Birch Grove CLO 3 Ltd.
5.59%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD4,000	4,004,545
5.93%, 01/19/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	500,653
Birch Grove CLO 6 Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD3,200	3,209,103
Birch Grove CLO 7 Ltd., 6.13%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD840	842,152
Birch Grove CLO 8 Ltd., 7.03%, 04/20/37, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD2,200	2,214,626
Blueberry Park CLO Ltd., 9.68%, 10/20/37, (3-mo. CME Term SOFR + 5.350%)(a)(b)	USD1,000	1,007,332
BlueMountain CLO Ltd.
5.59%, 04/20/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,377	1,378,072
6.29%, 08/15/31, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD250	250,548
5.51%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD2,219	2,218,675
6.17%, 10/25/30, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD1,650	1,654,125
5.53%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,911	1,910,717
6.03%, 11/15/30, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	1,000,727
5.70%, 08/15/31, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD2,954	2,956,865
BlueMountain CLO XXII Ltd.
6.08%, 07/15/31, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD250	250,463
5.66%, 07/15/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD449	448,908
Security	Par (000)	Value
BlueMountain CLO XXIV Ltd., 6.19%, 04/20/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD250	$250,240
BlueMountain Fuji U.S. CLO II Ltd., 5.59%, 10/20/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,033	1,034,152
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(d)	USD4,359	4,353,649
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD2,549	2,564,650
Brignole Co.
2.68%, 02/24/42, (1-mo. EURIBOR + 0.780%)(b)(c)	EUR588	671,976
3.10%, 02/24/42, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,774
5.90%, 02/24/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR64	73,606
Bryant Park Funding Ltd.
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,500	2,508,444
6.01%, 01/18/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,500	1,502,380
5.49%, 04/15/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,000	999,629
7.09%, 04/15/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD750	750,491
8.24%, 04/15/38, (3-mo. CME Term SOFR + 3.950%)(a)(b)	USD1,500	1,499,955
BSPDF Issuer LLC, 5.84%, 12/15/42, (1-mo. CME Term SOFR + 1.524%)(a)(b)	USD8,217	8,220,385
BXMT Ltd., 5.99%, 10/18/42, (1-mo. CME Term SOFR + 1.639%)(a)(b)	USD12,785	12,750,239
Cabinteely Park CLO DAC, 5.49%, 08/15/34, (3-mo. EURIBOR + 3.350%)(b)(c)	EUR700	799,132
California Street CLO IX LP, 5.68%, 07/16/32, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD841	842,051
Canyon Capital CLO Ltd.
6.33%, 04/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD250	250,816
5.65%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD769	769,894
9.32%, 10/15/36, (3-mo. CME Term SOFR + 5.000%)(a)(b)	USD250	250,000
5.50%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD2,835	2,834,016
Canyon CLO Ltd.
5.65%, 07/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD484	484,489
5.72%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD250	250,922
Capital Four CLO VIII DAC, 5.19%, 10/25/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,360	1,562,912
Carbone CLO Ltd., 5.73%, 01/20/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD1,687	1,688,453
Cardiff Auto Receivables Securitisation PLC
6.12%, 08/20/31(c)	GBP230	303,956
6.82%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP175	232,008

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.62%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP381	$503,798
Carlyle Global Market Strategies CLO Ltd.
5.72%, 07/15/31, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD1,004	1,005,155
5.57%, 07/20/31, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD602	602,276
5.64%, 05/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD873	873,253
5.94%, 04/17/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD1,100	1,102,341
5.55%, 07/20/32, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,764	2,766,676
Series 2014-1A, Class A1R2, 5.51%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD228	227,627
Carlyle U.S. CLO Ltd.
6.24%, 04/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD580	581,645
6.23%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD2,000	2,005,540
6.11%, 10/21/37, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD1,000	1,003,738
8.18%, 04/20/37, (3-mo. CME Term SOFR + 3.850%)(a)(b)	USD250	252,491
8.63%, 01/20/38, (3-mo. CME Term SOFR + 4.300%)(a)(b)	USD1,000	1,010,092
CARLYLE U.S. CLO Ltd.
5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	3,008,991
5.48%, 04/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,405	1,403,656
7.18%, 07/20/37, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD1,750	1,756,217
CarVal CLO I Ltd., 5.55%, 07/16/31, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD1,923	1,924,652
CarVal CLO II Ltd., 5.35%, 04/20/32, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD961	961,457
Cayuga Park CLO Ltd., 5.66%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD2,110	2,114,566
CBAM Ltd.
5.71%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD1,719	1,720,531
6.39%, 01/20/34, (3-mo. CME Term SOFR + 2.062%)(a)(b)	USD2,000	2,003,036
5.69%, 04/20/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD1,000	1,001,557
Cedar Funding V CLO Ltd., 5.68%, 07/17/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD299	298,935
Cedar Funding VII CLO Ltd., 5.41%, 01/20/31, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD3,907	3,907,321
Cedar Funding XI CLO Ltd., 5.39%, 05/29/32, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD1,773	1,772,519
Cedar Funding XIV CLO Ltd., 5.70%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD550	551,968
Chesapeake Funding II LLC
5.65%, 05/15/35(a)	USD56	56,631
Security	Par (000)	Value
6.16%, 10/15/35(a)	USD242	$244,456
Cifc Funding Ltd., 6.12%, 01/17/35, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,000	3,004,726
CIFC Funding Ltd.
5.70%, 01/22/31, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD2,510	2,511,710
5.76%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD2,840	2,847,137
5.53%, 10/18/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD567	567,960
6.19%, 07/18/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD640	642,160
5.66%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD2,750	2,753,577
5.88%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD320	321,357
5.93%, 01/18/31, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD500	501,000
5.69%, 07/18/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD2,147	2,149,096
5.72%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD900	901,228
5.69%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD3,670	3,681,817
5.77%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD4,700	4,713,968
6.07%, 07/25/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD250	250,784
5.68%, 07/23/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD2,250	2,255,733
7.27%, 07/23/37, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD1,730	1,734,676
5.73%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD2,745	2,749,227
8.58%, 01/20/37, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD2,000	2,018,748
5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD2,250	2,257,569
6.08%, 10/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD2,500	2,508,645
6.23%, 10/15/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD1,370	1,373,189
5.43%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,000	999,010
6.78%, 04/23/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD2,500	2,509,223
5.68%, 10/24/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	3,009,193
5.41%, 04/15/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD3,690	3,686,387
6.73%, 01/15/35, (3-mo. CME Term SOFR + 2.412%)(a)(b)	USD2,000	2,005,051
10.59%, 01/22/31, (3-mo. CME Term SOFR + 6.262%)(a)(b)	USD1,600	1,599,811
Series 2021 7A, Class A1, 5.71%, 01/23/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD327	327,649
CIT Mortgage Loan Trust
7.09%, 10/25/37, (1-mo. CME Term SOFR + 2.739%)(a)(b)	USD4,000	3,934,425
7.09%, 10/25/37, (1-mo. CME Term SOFR + 2.739%)(a)(b)	USD3,321	2,916,171
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
College Ave Student Loans LLC
3.06%, 07/26/55(a)	USD75	$70,085
5.24%, 06/25/52, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD807	795,017
2.72%, 07/26/55(a)	USD152	138,151
1.60%, 07/25/51(a)	USD337	304,952
College Avenue Student Loans LLC, 5.37%, 07/26/55, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD1,056	1,045,956
Compass Datacenters Issuer III LLC, 5.29%, 07/25/50(a)	USD5,205	5,206,459
Concord Music Royalties LLC, 5.64%, 10/20/74(a)	USD1,013	1,018,641
Contego CLO V DAC, 5.13%, 10/15/37, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR1,560	1,782,040
Contego CLO VII DAC, 5.42%, 01/23/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR1,980	2,264,730
Contego CLO XI DAC, 5.30%, 11/20/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR850	974,055
Crown Point CLO 8 Ltd., 5.78%, 10/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD250	250,617
Cumulus Static CLO DAC, 5.84%, 11/15/33, (3-mo. EURIBOR + 3.700%)(b)(c)	EUR333	381,575
Diameter Capital CLO 10 Ltd., 5.60%, 04/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,250	2,254,250
Diameter Capital CLO 2 Ltd., 5.71%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,000	3,012,528
Diameter Capital CLO 3 Ltd., 5.65%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,000	3,008,755
Diameter Capital CLO 4 Ltd., 6.15%, 01/15/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD1,855	1,862,420
Diameter Capital CLO 7 Ltd., 7.53%, 07/20/37, (3-mo. CME Term SOFR + 3.200%)(a)(b)	USD1,000	1,007,554
Diameter Capital CLO 9 Ltd., 5.50%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD6,650	6,647,687
Dilosk Rmbs No. 9 Dac, 2.62%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR533	608,963
Dowson PLC
5.82%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP118	154,999
6.57%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP100	131,345
5.10%, 08/20/31(c)	GBP913	1,207,655
5.47%, 08/20/31, (1-day SONIA + 1.250%)(c)	GBP665	879,181
8.17%, 08/20/31, (1-day SONIA + 3.950%)(b)(c)	GBP500	658,108
11.17%, 08/20/31, (1-day SONIA + 6.950%)(b)(c)	GBP500	658,161
Security	Par (000)	Value
Dryden 102 CLO Ltd., 7.22%, 10/15/36, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD250	$251,656
Dryden 107 CLO Ltd., 9.48%, 08/15/35, (3-mo. CME Term SOFR + 5.150%)(a)(b)	USD250	252,583
Dryden 121 CLO Ltd., 7.22%, 01/15/37, (3-mo. CME Term SOFR + 2.900%)(a)(b)	USD1,000	1,004,014
Dryden 40 Senior Loan Fund, 5.48%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD4,748	4,745,862
Dryden 54 Senior Loan Fund, 5.48%, 10/19/29, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,074	1,074,509
Dryden 60 CLO Ltd., 5.63%, 07/15/31, (3-mo. CME Term SOFR + 1.312%)(a)(b)	USD1,318	1,318,148
Dryden 64 CLO Ltd., 5.56%, 04/18/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD444	444,663
Dryden 70 CLO Ltd., 5.75%, 01/16/32, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD550	550,503
Dryden 72 CLO Ltd., 5.43%, 05/15/32, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD1,989	1,989,928
Dryden 77 CLO Ltd., 5.70%, 05/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD250	250,527
Dryden 87 CLO Ltd., 5.68%, 05/20/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD630	630,000
Dwight Issuer LLC, 6.01%, 09/18/42, (1-mo. CME Term SOFR + 1.662%)(a)(b)	USD1,570	1,571,418
Eaton Vance CLO Ltd.
6.13%, 01/15/34, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD2,400	2,400,000
5.71%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD822	824,940
ECARAT DE SA Compartment Lease
3.16%, 05/25/34, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR200	229,126
2.91%, 05/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR500	571,792
Edenbrook Mortgage Funding PLC
6.19%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP144	190,907
6.79%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP99	132,139
EDvestinU Private Education Loan Issue No. 1 LLC, 3.58%, 11/25/38(a)	USD47	46,224
ELFI Graduate Loan Program LLC
4.51%, 08/26/47(a)	USD110	107,143
6.37%, 02/04/48(a)	USD318	329,098
5.56%, 08/25/49(a)	USD5,103	5,146,029
Elmwood CLO 14 Ltd., 5.65%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD250	250,496
Elmwood CLO 16 Ltd., 6.83%, 04/20/37, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD1,250	1,257,781

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Elmwood CLO 19 Ltd., 11.28%, 10/17/36, (3-mo. CME Term SOFR + 7.000%)(a)(b)	USD2,000	$2,008,519
Elmwood CLO 24 Ltd., 5.60%, 01/17/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD4,447	4,457,006
Elmwood CLO 29 Ltd.
5.85%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD1,000	1,003,985
10.73%, 04/20/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD1,500	1,518,708
Elmwood CLO 39 Ltd., 5.42%, 04/17/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD5,250	5,244,827
Elmwood CLO II Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD750	752,304
Elmwood CLO III Ltd., 5.71%, 07/18/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD9,500	9,529,383
Elmwood CLO IV Ltd., 6.18%, 04/18/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD750	752,729
Elmwood CLO VII Ltd., 5.64%, 10/17/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	1,003,029
Elmwood CLO XI Ltd.
5.88%, 01/20/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,115	1,116,504
7.03%, 01/20/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,000	1,000,154
Enterprise Fleet Financing LLC
4.38%, 07/20/29(a)	USD340	339,496
6.40%, 03/20/30(a)	USD445	450,699
5.23%, 03/20/30(a)	USD1,227	1,234,741
5.51%, 01/22/29(a)	USD817	819,621
FACT SA, 2.95%, 09/22/31, (1-mo. EURIBOR + 1.050%)(b)(c)	EUR300	343,454
Fair Oaks Loan Funding III DAC, 5.03%, 10/15/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,160	1,320,744
FCT Noria
3.04%, 07/25/43, (1-mo. EURIBOR + 1.150%)(b)(c)	EUR100	114,212
3.29%, 07/25/43, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	114,211
4.64%, 07/25/43, (1-mo. EURIBOR + 2.750%)(b)(c)	EUR100	114,318
2.79%, 07/25/43, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR300	342,565
Fidelity Grand Harbour CLO DAC
5.63%, 10/15/34, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR1,000	1,146,736
6.13%, 04/15/38, (3-mo. EURIBOR + 4.100%)(b)(c)	EUR200	228,980
4.84%, 02/15/38, (3-mo. EURIBOR + 2.700%)(b)(c)	EUR2,040	2,310,053
FIGRE Trust
5.06%, 09/25/54(a)(b)	USD6,583	6,553,707
5.83%, 01/25/55(a)(b)	USD5,360	5,402,436
Security	Par (000)	Value
Finance Ireland Auto Receivables No. 2 DAC, 2.83%, 11/14/34, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR249	$284,440
First Mobility Sarl - Compartment Swiss Lease, 1.00%, 10/14/32, (1-mo. EURIBOR)(b)(c)	EUR300	342,702
FirstKey Homes Trust, 5.00%, 05/19/39(a)	USD500	491,007
Flatiron CLO 21 Ltd., 5.69%, 10/19/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD250	250,757
Flatiron CLO 23 LLC, 5.55%, 04/17/36, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD2,420	2,423,269
Flatiron CLO 25 Ltd., 9.53%, 10/17/37, (3-mo. CME Term SOFR + 5.250%)(a)(b)	USD780	785,759
Flatiron CLO 28 Ltd., 5.64%, 07/15/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD500	501,036
Ford Credit Auto Owner Trust
5.27%, 05/17/27	USD52	52,586
5.28%, 02/15/36(a)	USD166	170,148
4.87%, 08/15/36(a)(d)	USD1,251	1,270,863
Ford Credit Auto Owner Trust/Ford Credit, 5.01%, 08/15/37(a)(d)	USD3,872	3,919,965
Fort Greene Park CLO LLC, 8.73%, 04/22/34, (3-mo. CME Term SOFR + 4.400%)(a)(b)	USD1,000	999,943
Fortuna Consumer Loan ABS DAC
2.60%, 10/18/34, (1-mo. EURIBOR + 0.720%)(b)	EUR2,300	2,629,092
3.18%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR300	343,776
3.53%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR100	114,953
5.98%, 10/18/34, (1-mo. EURIBOR + 4.100%)(b)	EUR300	348,619
2.88%, 04/18/35, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR600	686,339
3.23%, 04/18/35, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR200	229,211
2.58%, 04/18/35, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR3,300	3,773,822
Foundation Finance Trust
2.19%, 01/15/42(a)	USD307	290,564
6.53%, 06/15/49(a)	USD1,812	1,878,377
4.60%, 03/15/50(a)	USD3,210	3,191,254
4.93%, 03/15/50(a)	USD4,463	4,439,259
4.95%, 04/15/50(a)	USD3,652	3,668,003
5.67%, 12/15/43(a)	USD2,904	2,954,750
5.68%, 04/15/52(a)	USD522	519,495
FS Rialto Issuer LLC
5.98%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	USD4,000	4,027,873
5.74%, 08/19/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD7,370	7,388,257
FTA Consumo Santander
3.67%, 07/20/38, (3-mo. EURIBOR + 1.650%)(b)(c)	EUR157	179,729
3.32%, 07/20/38, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR157	179,732
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.29%, 01/21/40, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR400	$458,460
2.86%, 01/21/40, (3-mo. EURIBOR + 0.770%)(b)(c)	EUR600	686,456
3.59%, 01/21/40, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR200	228,658
4.84%, 01/21/40, (3-mo. EURIBOR + 2.750%)(b)(c)	EUR100	114,320
Fulvia Spv Srl
3.10%, 12/23/41, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR100	114,184
2.65%, 12/23/41, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR717	819,449
2.85%, 12/23/41, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR404	461,301
Galaxy 32 CLO Ltd., 8.63%, 10/20/36, (3-mo. CME Term SOFR + 4.300%)(a)(b)	USD1,500	1,510,869
Galaxy 34 CLO Ltd., 6.23%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD2,000	2,005,430
Galaxy XXI CLO Ltd., 5.61%, 04/20/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD219	218,736
Galaxy XXV CLO Ltd., 6.32%, 04/25/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD250	250,810
Galaxy XXVI CLO Ltd.
5.50%, 11/22/31, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD393	393,322
5.93%, 11/22/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,480	1,480,801
GAMMA Sociedade de Titularizacao de Creditos, 2.95%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR813	930,602
Generate CLO 13 Ltd., 6.13%, 01/20/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD5,000	5,019,103
Generate CLO 17 Ltd., 5.73%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,000	1,003,607
Generate CLO 20 Ltd., 5.62%, 01/25/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD1,615	1,618,253
Generate CLO 4 Ltd., 5.76%, 07/20/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	USD1,125	1,128,825
Generate CLO 7 Ltd., 5.95%, 04/22/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD500	501,922
Generate CLO 9 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD4,000	4,014,000
GM Financial Revolving Receivables Trust, 4.52%, 03/11/37(a)	USD2,400	2,408,221
GMF Floorplan Owner Revolving Trust, 5.83%, 06/15/30(a)	USD188	192,447
Golden Bar Securitisation Srl
3.00%, 12/20/44, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR478	546,463
3.25%, 12/20/44, (3-mo. EURIBOR + 1.250%)(b)(c)	EUR165	188,807
Security	Par (000)	Value
3.90%, 12/20/44, (3-mo. EURIBOR + 1.900%)(b)(c)	EUR100	$115,081
Golden Bar Securitisation SRL, 3.54%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR192	221,470
Golden Ray SA - Compartment 1
2.70%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR622	710,577
3.40%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR100	113,912
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.43%, 10/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD750	751,783
GoldenTree Loan Management U.S. CLO 11 Ltd., 9.23%, 10/20/34, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD1,200	1,196,930
GoldenTree Loan Management U.S. CLO 14 Ltd., 10.23%, 07/20/37, (3-mo. CME Term SOFR + 5.900%)(a)(b)	USD1,000	1,013,071
Goldentree Loan Management U.S. CLO 15 Ltd., 6.73%, 10/20/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD340	340,520
GoldenTree Loan Management U.S. CLO 16 Ltd., 5.45%, 01/20/38, (3-mo. CME Term SOFR + 1.120%)(a)(b)	USD3,500	3,496,603
GoldenTree Loan Management U.S. CLO 20 Ltd., 5.78%, 07/20/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD722	724,816
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.23%, 10/20/37, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD2,000	2,005,394
GoldenTree Loan Management U.S. CLO 23 Ltd., 5.60%, 01/20/39, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD4,000	4,007,459
GoldenTree Loan Management U.S. CLO 24 Ltd., 5.43%, 10/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD2,000	1,998,342
Goldentree Loan Management U.S. Clo 26 Ltd.
1.00%, 07/20/38, (3-mo. CME Term SOFR + 2.750%)(a)(b)	USD2,500	2,500,000
1.00%, 07/20/38, (3-mo. CME Term SOFR + 3.900%)(a)(b)	USD1,000	1,000,000
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.73%, 04/20/37, (3-mo. CME Term SOFR + 2.400%)(a)(b)	USD250	251,591
Goldman Home Improvement Trust Issuer Trust, 6.80%, 10/25/52(a)	USD1,193	1,222,338
Golub Capital Partners 48 LP, 5.59%, 04/17/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,500	2,504,850
Golub Capital Partners CLO 41B-R Ltd.
5.65%, 07/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD4,250	4,251,782
7.27%, 07/20/38, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD3,000	3,002,863
Golub Capital Partners CLO 55B Ltd., 5.79%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD3,250	3,259,868
Golub Capital Partners CLO 58B Ltd., 5.76%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD1,000	1,002,820

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Golub Capital Partners CLO 64B Ltd., 7.37%, 10/25/37, (3-mo. CME Term SOFR + 3.050%)(a)(b)	USD1,000	$1,006,802
Golub Capital Partners CLO 66B Ltd., 5.77%, 07/25/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD2,000	2,010,117
Golub Capital Partners CLO 74 B Ltd., 6.17%, 07/25/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD950	954,005
Golub Capital Partners CLO 76 B Ltd., 5.69%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD350	351,137
Golub Capital Partners CLO 77 B Ltd.
7.02%, 01/25/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD3,000	3,001,530
5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,000	1,001,434
Golub Capital Partners CLO 81 B Ltd., 5.64%, 07/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,000	2,003,958
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	USD4,559	4,594,141
5.38%, 02/20/49(a)	USD8,043	8,093,479
5.32%, 06/20/49(a)	USD5,360	5,383,695
Gracie Point International Funding, 7.45%, 09/01/26, (90-day Avg SOFR + 3.100%)(a)(b)	USD1,700	1,700,408
Gracie Point International Funding LLC
6.60%, 03/01/27, (90-day Avg SOFR + 2.250%)(a)(b)	USD244	244,592
6.30%, 09/01/26, (90-day Avg SOFR + 1.950%)(a)(b)	USD1,746	1,747,346
6.12%, 03/01/28, (90-day Avg SOFR + 1.700%)(a)(b)	USD4,510	4,517,286
Green Lakes Park CLO LLC, 5.50%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD5,000	4,998,328
GreenSky Home Improvement Issuer Trust
5.15%, 10/27/59(a)	USD893	899,479
6.43%, 10/27/59(a)	USD4,201	4,286,704
5.26%, 10/27/59(a)	USD5,801	5,829,788
5.22%, 03/25/60(a)	USD964	970,480
5.25%, 10/27/59(a)	USD5,014	5,020,451
5.26%, 06/25/60(a)	USD690	691,557
5.56%, 06/25/60(a)	USD547	548,323
7.79%, 06/25/60(a)	USD540	543,935
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	USD822	835,730
5.87%, 06/25/59(a)	USD2,143	2,173,942
Greenwood Park CLO Ltd., 5.59%, 04/15/31, (3-mo. CME Term SOFR + 1.272%)(a)(b)	USD181	181,437
Greystone CRE Notes LLC, 5.82%, 01/15/43, (1-mo. CME Term SOFR + 1.481%)(a)(b)	USD4,069	4,073,499
Greywolf CLO VI Ltd., 5.61%, 04/26/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD791	791,551
HalseyPoint CLO 3 Ltd., 8.61%, 07/30/37, (3-mo. CME Term SOFR + 4.300%)(a)(b)	USD1,340	1,349,717
Security	Par (000)	Value
HalseyPoint CLO 4 Ltd., 5.81%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	USD900	$900,897
Halseypoint CLO 6 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,100	1,104,039
Halseypoint CLO 7 Ltd., 5.78%, 07/20/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)(e)	USD2,000	2,009,850
Harriman Park CLO Ltd., 5.63%, 07/20/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD1,150	1,153,130
Henley CLO IV DAC, 4.94%, 04/25/34, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,000	1,151,127
Henley CLO XI DAC, 4.96%, 04/25/39, (3-mo. EURIBOR + 2.600%)(b)(c)	EUR2,280	2,598,030
Henley CLO XII DAC, 5.13%, 01/15/38, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR850	977,215
Hermitage PLC
5.47%, 04/21/33, (1-day SONIA + 1.250%)(b)(c)	GBP189	249,662
5.12%, 04/21/33, (1-day SONIA + 0.900%)(b)(c)	GBP566	748,789
8.12%, 04/21/33, (1-day SONIA + 3.900%)(b)(c)	GBP63	83,767
6.57%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP63	83,727
5.82%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP63	83,270
5.62%, 04/21/33, (1-day SONIA + 3.200%)(b)(c)	GBP106	140,060
7.42%, 04/21/33, (1-day SONIA + 1.700%)(b)(c)	GBP100	132,130
5.92%, 04/21/33, (1-day SONIA + 1.100%)(b)(c)	GBP100	132,131
5.32%, 04/21/33, (5-year CMT + 1.457%)(b)(c)	GBP300	396,337
Hill FL BV
2.60%, 10/18/32, (1-mo. EURIBOR + 0.720%)(c)	EUR1,347	1,538,562
3.83%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR100	112,596
Household Capital 2025-1 RMBS, 5.74%, 07/21/87, (5-year EURIBOR ICE Swap + 2.150%)(b)(c)	AUD540	345,848
Huntington Bank Auto Credit-Linked Notes, 5.70%, 10/20/32, (30-day Avg SOFR + 1.350%)(a)(b)	USD2,046	2,055,832
Huntington Bank Auto Credit-Linked Notes Series, 5.75%, 05/20/32, (30-day Avg SOFR + 1.400%)(a)(b)	USD689	691,253
ICG US CLO 2025-1 Ltd, 1.00%, 07/25/38(a)	USD2,000	2,000,000
Incref LLC, 6.08%, 10/19/42, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD8,695	8,703,110
Invesco CLO Ltd., 6.13%, 04/20/35, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD500	500,250
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italian Stella Loans SRL, 3.31%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR96	$109,693
Jubilee CLO DAC, 5.23%, 01/15/39, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,420	1,626,610
Kings Park CLO Ltd., 5.72%, 01/21/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,622	1,625,128
KKR Clo 25 Ltd., 5.90%, 07/15/34, (3-mo. CME Term SOFR + 1.580%)(a)(b)	USD1,300	1,301,300
KKR CLO 47 Ltd., 5.69%, 01/15/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD2,815	2,825,400
KKR Financial CLO Ltd., 5.77%, 04/15/29, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD1,849	1,849,929
Lake George Park CLO Ltd., 8.89%, 04/15/38, (3-mo. CME Term SOFR + 4.600%)(a)(b)	USD1,000	1,003,724
Latitude Australia Credit Card Master Trust
4.97%, 11/23/37, (1-day SONIA + 1.000%)(b)(c)	AUD500	321,595
4.72%, 11/23/37, (Update Replacements.xls: BBSW1M + 1.150%)(c)	AUD2,663	1,709,169
LCM 29 Ltd., 6.18%, 04/15/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD1,420	1,422,939
LCM 36 Ltd., 5.39%, 01/15/34, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD9,250	9,264,391
Lendmark Funding Trust
1.90%, 11/20/31(a)	USD280	268,258
3.41%, 11/20/31(a)	USD710	668,992
5.53%, 06/21/32(a)	USD6,407	6,488,527
6.40%, 06/21/32(a)	USD1,957	2,002,540
7.21%, 06/21/32(a)	USD5,241	5,387,196
3.09%, 04/20/32(a)	USD945	877,897
4.47%, 02/21/34(a)	USD1,850	1,836,385
5.25%, 02/21/34(a)	USD2,153	2,148,243
4.94%, 09/20/34(a)	USD3,295	3,308,791
5.33%, 09/20/34(a)	USD4,395	4,428,358
Liberty Series, 4.90%, 05/25/32, (1-month BB Swap + 1.200%)(b)	AUD261	168,283
LoanCore, 5.73%, 08/17/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	USD9,050	9,042,069
Long Point Park CLO Ltd., 6.94%, 01/17/30, (3-mo. CME Term SOFR + 2.662%)(a)(b)	USD2,650	2,656,837
LT Rahoitus DAC, 2.81%, 07/18/36, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR200	228,014
Lyra Music Assets Delaware LP
5.76%, 12/22/64(a)	USD2,284	2,303,034
5.60%, 09/20/65(a)	USD1,416	1,415,988
Madison Park Funding LIX Ltd., 5.83%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD2,000	2,008,508
Madison Park Funding LXI Ltd., 6.06%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	USD255	255,796
Madison Park Funding LXXI Ltd., 5.41%, 04/23/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD9,715	9,705,590
Security	Par (000)	Value
Madison Park Funding XXIX Ltd., 5.51%, 03/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD3,250	$3,248,872
Madison Park Funding XXX Ltd., 5.68%, 07/16/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,375	1,378,951
Madison Park Funding XXXI Ltd.
6.12%, 07/23/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD1,000	1,001,500
10.72%, 07/23/37, (3-mo. CME Term SOFR + 6.400%)(a)(b)	USD2,425	2,437,095
Madison Park Funding XXXIII Ltd.
6.12%, 10/15/32, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD475	475,126
5.61%, 10/15/32, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD2,981	2,984,214
Madison Park Funding XXXIV Ltd., 7.67%, 10/16/37, (3-mo. CME Term SOFR + 3.350%)(a)(b)	USD1,500	1,505,153
Madison Park Funding XXXVI Ltd., 5.38%, 04/15/35, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD250	250,423
Madison Park Funding XXXVII Ltd.
8.07%, 04/15/37, (3-mo. CME Term SOFR + 3.750%)(a)(b)	USD500	505,125
6.92%, 04/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	USD1,500	1,509,461
Marathon CLO XIII Ltd., 5.52%, 04/15/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,958	2,958,756
Mariner Finance Issuance Trust
2.33%, 03/20/36(a)	USD350	334,274
7.11%, 10/22/35(a)	USD774	785,608
6.70%, 10/22/35(a)	USD5,997	6,032,855
7.90%, 10/22/35(a)	USD1,395	1,431,285
8.85%, 10/22/35(a)	USD2,725	2,811,718
2.10%, 11/20/36(a)	USD1,987	1,895,433
3.42%, 11/20/36(a)	USD1,177	1,103,399
1.86%, 03/20/36(a)	USD480	465,181
5.13%, 09/22/36(a)	USD1,600	1,612,955
6.77%, 09/22/36(a)	USD1,592	1,635,242
5.73%, 11/20/38(a)	USD2,340	2,376,015
6.36%, 11/20/38(a)	USD2,102	2,133,408
4.98%, 05/20/38(a)	USD5,108	5,148,272
5.33%, 05/20/38(a)	USD671	678,649
5.69%, 05/20/38(a)	USD2,834	2,866,483
Metro Finance Trust
4.94%, 10/15/31, (1-month BB Swap + 1.550%)(b)	AUD5,253	3,383,888
5.32%, 10/15/31, (1-day SONIA + 0.950%)(b)	AUD510	328,659
MF1 LLC
6.09%, 03/19/39, (1-mo. CME Term SOFR + 1.737%)(a)(b)	USD8,181	8,223,047
5.84%, 05/18/42, (1-mo. CME Term SOFR + 1.488%)(a)(b)	USD8,617	8,660,819
MFA Trust, 6.33%, 09/25/54(d)	USD1,727	1,728,461
MidOcean Credit CLO XII Ltd., 5.67%, 07/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,500	2,507,876

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
MidOcean Credit CLO XIX, 5.77%, 07/20/36, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD1,000	$1,003,571
Mila BV
2.57%, 09/16/41	EUR396	452,447
2.83%, 09/16/41, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR98	111,646
Milford Park CLO Ltd., 5.49%, 01/20/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	USD3,000	2,998,500
Milos CLO Ltd.
6.14%, 10/20/30, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD1,000	1,003,332
5.66%, 10/20/30, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD422	422,152
MMAF Equipment Finance LLC, 5.10%, 07/13/49(a)	USD1,677	1,712,235
Morgan Stanley Eaton Vance CLO Ltd., 6.28%, 10/20/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD2,000	2,006,020
Mosaic Solar Loan Trust
1.64%, 04/22/47(a)	USD285	233,253
4.01%, 06/22/43(a)	USD36	33,268
6.40%, 05/20/53(a)	USD122	121,751
4.20%, 02/22/44(a)	USD118	109,711
Navient Education Loan Trust, 5.53%, 07/15/55(a)	USD3,024	3,031,138
Navient Private Education Loan Trust
3.61%, 12/15/59(a)	USD240	239,189
5.91%, 07/16/40, (1-mo. CME Term SOFR + 1.564%)(a)(b)	USD1,347	1,352,863
6.16%, 11/15/30, (1-mo. CME Term SOFR + 1.814%)(a)(b)	USD207	207,400
5.18%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD826	826,553
Navient Private Education Refi Loan Trust
3.42%, 01/15/43(a)	USD31	31,000
5.51%, 10/15/71(a)	USD222	226,107
0.97%, 12/16/69(a)	USD7,658	6,836,299
1.06%, 10/15/69(a)	USD3,661	3,315,928
3.33%, 05/15/69(a)	USD100	87,248
6.06%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD1,853	1,864,460
5.36%, 01/15/43, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD600	599,653
5.51%, 12/15/59, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD1,585	1,577,713
0.84%, 05/15/69(a)	USD279	253,612
5.66%, 10/15/72(a)	USD5,023	5,121,401
1.33%, 04/15/69(a)	USD738	670,431
Series 2020-IA, Class A1B, 5.46%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD2,834	2,819,029
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD359	354,448
Navient Student Loan Trust, 6.00%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD904	911,448
Nelnet Student Loan Trust
5.50%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD10,883	10,864,715
2.85%, 04/20/62(a)	USD300	267,293
Security	Par (000)	Value
5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD3,190	$3,173,027
3.36%, 04/20/62(a)	USD664	563,390
5.16%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD236	231,789
2.90%, 04/20/62(a)	USD500	443,240
1.36%, 04/20/62(a)	USD1,666	1,565,093
6.60%, 11/25/53, (30-day Avg SOFR + 2.250%)(a)(b)	USD292	296,109
2.85%, 04/20/62(a)	USD1,483	1,321,317
1.63%, 04/20/62(a)	USD2,022	1,906,152
1.36%, 04/20/62(a)	USD920	864,081
5.44%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	USD5,893	5,859,068
5.27%, 03/15/57(a)	USD4,550	4,553,395
Series 2021-A, Class A1, 5.27%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD426	425,032
Series 2021-BA, Class AFL, 5.25%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD1,203	1,196,625
Neuberger Berman CLO XX Ltd., 5.47%, 04/15/39, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,750	1,748,328
Neuberger Berman Loan Advisers CLO 34 Ltd.
5.57%, 01/20/35, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD3,831	3,831,290
1.00%, 07/20/39, (3-mo. CME Term SOFR + 2.850%)(a)(b)(e)	USD2,000	2,000,000
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.97%, 10/16/35, (3-mo. CME Term SOFR + 2.650%)(a)(b)	USD425	424,935
Neuberger Berman Loan Advisers Clo 58 Ltd., 5.67%, 10/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD1,125	1,128,322
Neuberger Berman Loan Advisers NBLA CLO Ltd., 6.32%, 10/24/38, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD3,000	3,014,153
New Mountain 7 Ltd., 5.48%, 03/31/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,000	1,999,136
New Mountain CLO 2 Ltd., 5.68%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	3,011,259
New Mountain CLO 5 Ltd., 5.58%, 07/20/36, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,000	2,001,962
NewDay Funding
5.72%, 07/15/33, (1-day SONIA + 1.050%)(b)(c)	GBP152	200,807
5.27%, 07/15/33, (1-day SONIA + 0.800%)(b)(c)	GBP475	627,524
5.02%, 07/15/33, (3-mo. EURIBOR + 3.300%)(b)(c)	GBP1,490	1,970,494
Newday Funding Master Issuer PLC
6.87%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP142	190,112
6.12%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP100	133,294
5.62%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP100	132,690
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.82%, 11/15/32, (1-day SONIA + 1.600%)(c)	GBP151	$200,294
5.52%, 11/15/32, (1-day SONIA + 1.300%)(c)	GBP438	580,316
5.12%, 11/15/32, (1-day SONIA + 0.900%)(c)	GBP1,047	1,387,489
5.67%, 04/15/33, (1-day SONIA + 1.450%)(b)(c)	GBP317	420,444
5.37%, 04/15/33, (1-day SONIA + 1.150%)(c)	GBP194	257,477
5.07%, 04/15/33, (1-day SONIA + 0.850%)(b)(c)	GBP1,989	2,633,368
Newday Funding Master Issuer PLC - Series, 5.12%, 07/15/32, (1-day SONIA + 0.900%)(b)(c)	GBP710	940,668
Noria DE
2.86%, 02/25/43, (1-mo. EURIBOR + 0.950%)	EUR386	441,409
3.16%, 02/25/43, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR193	220,551
3.56%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)(c)	EUR96	110,639
5.46%, 02/25/43, (1-mo. EURIBOR + 3.550%)(b)(c)	EUR96	111,713
NYACK Park CLO Ltd., 5.71%, 10/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD252	252,415
NYMT Trust, 7.38%, 05/25/64(a)(d)	USD1,737	1,726,815
Oak Hill Credit Partners X-R Ltd.
5.46%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD3,000	2,997,054
6.83%, 04/20/38, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD950	951,599
7.93%, 04/20/38, (3-mo. CME Term SOFR + 3.600%)(a)(b)	USD1,500	1,509,378
Oaktree CLO Ltd.
7.33%, 10/22/37, (3-mo. CME Term SOFR + 3.000%)(a)(b)	USD270	271,449
5.51%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD2,000	1,999,380
5.29%, 01/15/35, (3-mo. CME Term SOFR + 0.970%)(a)(b)	USD2,500	2,499,493
5.71%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD3,000	3,010,819
OCP Aegis CLO Ltd., 5.48%, 01/16/37, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,000	2,004,000
OCP CLO Ltd.
5.59%, 04/10/33, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD4,511	4,515,531
5.66%, 04/26/31, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD35	35,365
6.08%, 07/20/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD500	501,000
5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD2,750	2,758,550
6.03%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD680	680,680
7.43%, 07/20/37, (3-mo. CME Term SOFR + 3.100%)(a)(b)	USD1,260	1,267,543
11.08%, 04/23/37, (3-mo. CME Term SOFR + 6.760%)(a)(b)	USD1,200	1,212,562
Security	Par (000)	Value
5.64%, 10/18/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD2,000	$2,006,400
5.95%, 10/18/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD4,750	4,762,553
5.68%, 10/15/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD2,750	2,759,827
5.67%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD3,000	3,009,843
5.66%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD5,000	5,014,746
5.58%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD1,000	1,001,442
5.93%, 01/21/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD3,000	3,005,829
10.17%, 07/16/35, (3-mo. CME Term SOFR + 5.850%)(a)(b)	USD1,240	1,240,000
5.62%, 01/26/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,000	2,005,127
5.51%, 01/20/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,250	1,249,588
5.51%, 04/20/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD2,250	2,249,260
5.70%, 07/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD500	501,500
Octagon 75 Ltd., 5.53%, 01/22/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,000	2,001,972
Octagon Investment Partners 18-R Ltd., 5.54%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD789	789,141
Octagon Investment Partners 35 Ltd., 5.65%, 01/20/31, (3-mo. CME Term SOFR + 1.322%)(a)(b)	USD593	593,245
Octagon Investment Partners 36 Ltd.
5.55%, 04/15/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD1,160	1,160,820
5.97%, 04/15/31, (3-mo. CME Term SOFR + 1.652%)(a)(b)	USD250	250,591
Octagon Investment Partners XVI Ltd., 5.56%, 07/17/30, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD743	744,123
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.58%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD19	18,635
OHA Credit Funding 10 Ltd., 5.72%, 01/18/36, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD950	951,913
OHA Credit Funding 13 Ltd., 5.68%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD751	752,830
OHA Credit Funding 2 Ltd.
5.57%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD500	500,890
7.03%, 01/21/38, (3-mo. CME Term SOFR + 2.700%)(a)(b)	USD1,550	1,551,588
OHA Credit Funding 22 Ltd., 5.61%, 07/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD2,050	2,054,437
OHA Credit Funding 3 Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD750	752,250

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
OHA Credit Funding 4 Ltd., 5.62%, 01/22/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD700	$701,668
OHA Credit Funding 5 Ltd., 6.03%, 10/18/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,750	1,756,612
OHA Credit Funding 6 Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD3,000	3,008,568
OHA Credit Funding 9 Ltd.
5.68%, 10/19/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD5,000	5,015,339
6.03%, 10/19/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD2,000	2,007,537
6.28%, 10/19/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	USD1,000	1,002,948
OHA Credit Partners XVI, 5.68%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD625	626,913
OHA Loan Funding Ltd.
5.63%, 05/23/31, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD97	97,438
5.74%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD3,715	3,722,442
6.29%, 01/19/37, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD500	501,247
5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD250	251,030
OneMain Direct Auto Receivables Trust
5.94%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD201	201,774
5.81%, 02/14/31(a)	USD1,910	1,949,276
6.10%, 07/14/37(a)	USD1,651	1,672,872
Onemain Financial Issuance Trust, 5.79%, 07/14/38(a)	USD1,072	1,076,947
OneMain Financial Issuance Trust
3.14%, 10/14/36(a)	USD350	340,363
2.47%, 06/16/36(a)	USD500	453,656
4.89%, 10/14/34(a)	USD717	716,806
1.75%, 09/14/35(a)	USD500	488,401
5.50%, 06/14/38(a)	USD2,310	2,364,109
1.95%, 06/16/36(a)	USD200	186,406
2.21%, 09/14/35(a)	USD392	372,075
7.52%, 09/15/36(a)	USD595	609,935
5.84%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD4,250	4,318,785
6.17%, 09/15/36(a)	USD5,323	5,468,238
7.49%, 06/14/38(a)	USD595	616,601
2.76%, 09/14/35(a)	USD575	546,958
5.79%, 05/14/41(a)	USD3,710	3,857,326
Orchard Park CLO Ltd.
5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD1,000	1,003,041
9.93%, 10/20/37, (3-mo. CME Term SOFR + 5.600%)(a)(b)	USD1,000	1,013,619
Owl Rock CLO V Ltd., 6.11%, 04/20/34, (3-mo. CME Term SOFR + 1.780%)(a)(b)	USD1,500	1,501,072
OZLM VI Ltd., 5.45%, 04/17/31, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD755	755,475
Security	Par (000)	Value
OZLM XVIII Ltd.
5.60%, 04/15/31, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD1,310	$1,311,556
6.13%, 04/15/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	USD500	500,952
Palmer Square CLO Ltd.
6.23%, 01/15/35, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD500	500,493
6.27%, 11/14/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD250	250,648
5.68%, 07/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD250	250,731
5.93%, 07/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD6,940	6,948,457
10.73%, 01/15/35, (3-mo. CME Term SOFR + 6.412%)(a)(b)	USD275	276,333
6.98%, 01/20/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	USD480	482,398
8.81%, 04/20/38, (3-mo. CME Term SOFR + 4.500%)(a)(b)	USD750	752,124
6.97%, 01/15/38, (3-mo. CME Term SOFR + 2.650%)(a)(b)	USD1,060	1,065,296
6.76%, 04/20/38, (3-mo. CME Term SOFR + 2.450%)(a)(b)	USD1,000	1,003,697
5.59%, 07/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD2,000	2,005,845
9.23%, 01/20/38, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD500	501,118
Series 2021-3A, Class A1, 5.73%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD1,000	1,002,405
Palmer Square European CLO DAC, 6.03%, 01/15/38, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR372	424,964
Palmer Square European Loan Funding DAC
5.29%, 05/15/34, (3-mo. EURIBOR + 3.150%)(b)(c)	EUR730	834,867
5.19%, 05/15/34, (3-mo. EURIBOR + 3.050%)(b)(c)	EUR850	969,800
Palmer Square Loan Funding Ltd.
5.37%, 04/15/30, (3-mo. CME Term SOFR + 1.050%)(a)(b)	USD21	21,265
5.92%, 04/15/31, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,000	1,000,740
5.42%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	USD178	177,852
5.59%, 10/15/30, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD64	63,961
5.39%, 08/08/32, (3-mo. CME Term SOFR + 1.080%)(a)(b)	USD3,912	3,912,044
5.96%, 08/08/32, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD2,000	2,004,000
6.21%, 08/08/32, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD2,200	2,204,626
7.26%, 08/08/32, (3-mo. CME Term SOFR + 2.950%)(a)(b)	USD2,000	2,002,249
6.22%, 10/15/30, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD4,050	4,059,829
9.22%, 10/15/32, (3-mo. CME Term SOFR + 4.900%)(a)(b)	USD945	945,045
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
9.02%, 01/15/33, (3-mo. CME Term SOFR + 4.700%)(a)(b)	USD750	$750,034
5.72%, 04/15/31, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,150	1,150,132
6.57%, 02/15/33, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD1,000	1,000,000
6.82%, 01/15/33, (3-mo. CME Term SOFR + 2.500%)(a)(b)	USD2,698	2,705,928
Panorama Auto Trust
4.74%, 03/15/33, (3-mo. EURIBOR + 0.810%)(b)(c)	AUD3,007	1,930,567
5.12%, 03/15/33, (1-month BB Swap + 1.350%)(c)	AUD576	369,041
Park Blue Clo Ltd., 1.00%, 10/20/38, (3-mo. CME Term SOFR + 3.000%)(a)(b)	USD1,000	1,000,000
Park Blue CLO Ltd.
5.80%, 07/25/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD2,725	2,736,605
5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD4,000	4,000,658
PARK BLUE CLO Ltd., 5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD1,615	1,622,267
PCL Funding IX PLC
5.12%, 07/16/29, (1-day SONIA + 0.900%)(c)	GBP1,142	1,512,465
5.52%, 07/16/29, (1-day SONIA + 1.300%)(c)	GBP100	132,139
Peace Park CLO Ltd. Series 2021 1A, Class A, 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	USD1,237	1,239,230
Penta CLO 17 DAC, 5.39%, 08/15/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR685	784,690
PFP Ltd., 6.17%, 09/17/39, (1-mo. CME Term SOFR + 1.832%)(a)(b)	USD1,444	1,445,226
PFS Financing Corp.
4.90%, 08/15/27(a)	USD1,172	1,171,757
5.64%, 01/15/28, (30-day Avg SOFR + 1.300%)(a)(b)	USD2,440	2,443,915
5.54%, 04/15/28, (30-day Avg SOFR + 1.200%)(a)(b)	USD1,750	1,751,132
5.14%, 02/15/30(a)	USD8,050	8,074,156
Pikes Peak CLO 14 Ltd., 5.71%, 07/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD1,620	1,626,303
Point Au Roche Park CLO Ltd., 5.67%, 07/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD700	701,125
Point Broadband Funding LLC
5.34%, 07/20/55(a)	USD4,410	4,410,891
5.73%, 07/20/55(a)	USD2,510	2,511,819
Polus U.S. CLO II Ltd., 5.80%, 07/20/38, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD2,150	2,160,662
Pony SA Compartment German Auto Loans
2.78%, 01/14/33, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR100	113,910
2.45%, 01/14/33, (1-mo. EURIBOR + 0.520%)(b)(c)	EUR1,026	1,172,448
3.13%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,399
Security	Par (000)	Value
Post CLO Ltd., 6.23%, 04/20/35, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,805	$1,808,831
Post CLO VI Ltd., 5.75%, 01/20/38, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,750	1,758,033
PRET LLC
7.00%, 07/25/54(a)(d)	USD2,086	2,085,617
5.96%, 09/25/54(a)(d)	USD4,633	4,629,955
Progress Residential Trust, 3.40%, 04/17/41(a)(b)	USD2,089	1,972,026
Providus CLO II DAC, 5.23%, 10/15/38, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR910	1,037,059
Providus Clo VI DAC, 5.30%, 05/20/34, (3-mo. EURIBOR + 3.200%)(b)(c)	EUR1,000	1,148,618
Quarzo Srl, 2.79%, 03/15/42, (1-month BB Swap + 1.170%)(b)(c)	EUR1,067	1,221,195
Quarzo SRL
3.58%, 06/15/41, (3-mo. EURIBOR + 1.600%)(b)(c)	EUR246	283,619
2.77%, 06/15/41, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR932	1,065,199
4.28%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR82	94,408
Race Point IX CLO Ltd., 5.52%, 10/15/30, (3-mo. CME Term SOFR + 1.202%)(a)(b)	USD93	92,758
Rad CLO 10 Ltd.
5.98%, 04/23/34, (3-mo. CME Term SOFR + 1.662%)(a)(b)	USD250	250,009
5.75%, 04/23/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD3,510	3,515,253
Rad CLO 18 Ltd., 5.72%, 07/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,000	1,003,021
RAD CLO 21 Ltd., 6.12%, 01/25/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,120	3,125,154
Rad CLO 22 Ltd., 6.16%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD1,890	1,897,719
Rad CLO 24 Ltd., 6.33%, 07/20/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	USD1,000	1,004,737
Rad CLO 25 Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD2,000	2,008,008
RAD CLO 27 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD1,000	1,002,798
RAD CLO 28 Ltd., 7.06%, 04/20/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD750	756,000
Rad CLO 4 Ltd., 5.55%, 04/25/32, (3-mo. CME Term SOFR + 1.230%)(a)(b)	USD625	625,185
Rad CLO 5 Ltd., 5.70%, 07/24/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD1,237	1,238,395
Rad CLO 6 Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,000	3,010,494
Rad CLO 7 Ltd., 5.63%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,500	1,502,250
Recette CLO Ltd., 5.67%, 04/20/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD2,280	2,283,460
Red & Black Auto Italy SRL
2.71%, 07/28/36, (1-mo. EURIBOR + 0.810%)(b)(c)	EUR843	965,042
3.00%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR100	114,336

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Regatta 30 Funding Ltd., 5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD3,000	$3,007,500
Regatta 31 Funding Ltd.
5.40%, 03/25/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	USD2,590	2,587,850
5.83%, 03/25/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,075	1,076,108
7.03%, 03/25/38, (3-mo. CME Term SOFR + 2.800%)(a)(b)	USD2,000	2,002,938
Regatta VI Funding Ltd., 5.75%, 04/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD2,000	2,003,242
Regatta XI Funding Ltd., 5.68%, 07/17/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD2,000	2,006,243
Regatta XII Funding Ltd., 5.71%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,540	3,553,196
Regatta XVII Funding Ltd., 5.70%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD3,900	3,913,350
Regatta XVIII Funding Ltd.
5.87%, 04/15/38, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,855	2,858,281
5.48%, 04/15/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	USD3,200	3,196,960
Regatta XXIV Funding Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD3,000	3,008,983
Regatta XXV Funding Ltd., 5.67%, 07/15/38, (5-year CMT + 3.228%)(a)(b)	USD2,000	2,006,400
Regatta XXVIII Funding Ltd., 5.87%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD750	753,239
Regional Management Issuance Trust
3.07%, 03/15/32(a)	USD515	511,417
1.68%, 03/17/31(a)	USD92	91,569
1.90%, 08/15/33(a)	USD4,477	4,262,953
2.42%, 03/17/31(a)	USD400	398,594
2.35%, 08/15/33(a)	USD1,710	1,579,665
3.71%, 03/15/32(a)	USD1,080	1,065,846
5.83%, 07/15/36(a)	USD1,371	1,395,088
7.46%, 07/15/36(a)	USD3,844	3,974,064
5.49%, 12/15/33(a)	USD1,033	1,038,642
5.74%, 12/15/33(a)	USD3,736	3,755,219
6.33%, 12/15/33(a)	USD750	753,026
5.53%, 04/17/34(a)	USD2,797	2,820,665
Republic Finance Issuance Trust
2.30%, 12/22/31(a)	USD2,486	2,473,049
3.53%, 12/22/31(a)	USD5,550	5,415,324
5.91%, 08/20/32(a)	USD4,124	4,170,860
6.47%, 08/20/32(a)	USD1,801	1,836,894
5.42%, 11/20/37(a)	USD7,613	7,691,245
5.86%, 11/20/37(a)	USD3,630	3,671,742
7.28%, 08/20/32(a)	USD1,665	1,703,323
Riverbank Park Clo Ltd., 9.12%, 01/25/38, (3-mo. CME Term SOFR + 4.800%)(a)(b)	USD1,000	1,004,651
Rockford Tower CLO Ltd.
5.78%, 10/20/30, (3-mo. CME Term SOFR + 1.452%)(a)(b)	USD380	380,861
Security	Par (000)	Value
5.75%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD550	$551,100
5.75%, 10/20/31, (3-mo. CME Term SOFR + 1.422%)(a)(b)	USD120	120,032
5.60%, 10/15/29, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD27	26,908
Rockford Tower Europe CLO DAC, 5.21%, 10/25/37, (3-mo. EURIBOR + 3.000%)(b)(c)	EUR1,980	2,272,757
Rockland Park CLO Ltd., 10.84%, 04/20/34, (3-mo. CME Term SOFR + 6.512%)(a)(b)	USD1,000	1,000,000
RR 16 Ltd., 5.69%, 07/15/36, (3-mo. CME Term SOFR + 1.372%)(a)(b)	USD250	250,481
RR 18 Ltd., 6.18%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	USD2,500	2,505,519
RR 19 Ltd.
5.50%, 04/15/40, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,630	1,629,664
5.87%, 04/15/40, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD750	751,125
RR 20 Ltd., 5.31%, 07/15/37, (1-day SONIA + 0.880%)(a)(b)	USD2,000	2,001,582
RR 32 Ltd., 5.68%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD250	250,751
RR 38 Ltd.
5.47%, 04/15/40, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,125	1,123,919
5.82%, 04/15/40, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD750	750,328
RR 8 Ltd., 5.67%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,045	2,050,106
RR15 Ltd., 6.03%, 04/15/36, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD300	300,434
Sandstone Peak II Ltd., 5.74%, 07/20/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD1,000	1,004,275
Sandstone Peak Ltd., 6.15%, 10/15/34, (3-mo. CME Term SOFR + 1.830%)(a)(b)	USD2,000	2,003,826
SC Germany SA Compartment Consumer
3.63%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR100	115,042
3.33%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	115,047
2.63%, 05/14/38(c)	EUR934	1,067,406
3.03%, 05/14/38, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR600	687,702
3.13%, 12/14/38, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,986
3.68%, 12/14/38, (1-mo. EURIBOR + 1.750%)(b)(c)	EUR100	115,158
2.88%, 12/14/38, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR400	457,279
SCF Rahoituspalvelut XIII DAC
2.49%, 06/25/34, (1-mo. EURIBOR + 0.580%)(b)(c)	EUR390	445,220
2.91%, 06/25/34, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR100	114,387
3.31%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	114,754
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Service Experts Issuer LLC
2.67%, 02/02/32(a)	USD27	$26,640
6.39%, 11/20/35(a)	USD919	930,492
Sesac Finance LLC, 5.50%, 07/25/55(a)	USD3,866	3,801,183
Shackleton CLO Ltd.
5.58%, 04/13/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD326	326,198
6.24%, 08/15/30, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	250,250
Signal Peak CLO 11 Ltd., 5.78%, 07/18/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD1,000	1,003,580
Signal Peak CLO 14 Ltd., 5.63%, 01/22/38, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD4,420	4,428,832
Signal Peak CLO 7 Ltd., 5.75%, 10/20/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,000	1,003,813
Signal Peak CLO 8 Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD3,300	3,313,367
Silver Point CLO 11 Ltd, 1.00%, 07/15/38, (5-year EUR Swap + 3.914%)(a)(b)	USD2,000	1,996,377
Silver Point CLO 4 Ltd., 5.95%, 04/15/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	USD2,000	2,007,869
Silver Point CLO 7 Ltd., 5.68%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,170	3,181,882
Silver Point CLO 8 Ltd.
5.43%, 04/15/38, (3-mo. CME Term SOFR + 1.210%)(a)(b)	USD3,000	2,999,998
9.37%, 04/15/38, (3-mo. CME Term SOFR + 5.150%)(a)(b)	USD1,000	1,009,111
Sixth Street CLO XIII Ltd., 5.55%, 01/21/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD1,000	1,000,883
Sixth Street CLO XIV Ltd.
5.83%, 01/20/38, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD3,735	3,734,576
5.48%, 01/20/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD5,200	5,195,071
Sixth Street CLO XIX Ltd0.00% 07/17/38	USD500	500,000
Sixth Street CLO XIX Ltd., 6.29%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	USD500	500,000
Sixth Street CLO XVII Ltd., 5.43%, 04/17/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,750	1,748,690
Sixth Street CLO XX Ltd., 5.91%, 07/17/38, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD250	250,415
SLM Private Credit Student Loan Trust
4.82%, 12/16/41, (3-mo. CME Term SOFR + 0.502%)(b)	USD341	333,284
5.01%, 09/15/33, (3-mo. CME Term SOFR + 0.692%)(b)	USD210	207,363
Series 2004-A, Class A3, 4.98%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD240	239,354
Security	Par (000)	Value
Series 2005-A, Class A4, 4.89%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD1,265	$1,248,750
Series 2006-A, Class A5, 4.87%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD76	72,727
SLM Private Education Loan Trust, 9.21%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	USD2,454	2,569,240
SMB Private Education Loan Trust
3.44%, 07/15/36(a)	USD92	90,766
2.76%, 07/15/53(a)	USD1,016	906,255
2.31%, 01/15/53(a)	USD3,271	3,178,510
5.26%, 01/15/53, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD1,584	1,567,087
2.30%, 01/15/53(a)	USD1,219	1,177,003
5.79%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD1,264	1,275,182
5.46%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD485	485,545
4.48%, 05/16/50(a)	USD831	821,814
1.59%, 01/15/53(a)	USD5,403	4,945,481
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD2,554	2,605,040
2.84%, 06/15/37(a)	USD170	165,877
1.34%, 03/17/53(a)	USD120	111,968
2.23%, 09/15/37(a)	USD104	99,720
5.21%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD63	62,995
5.67%, 11/15/52(a)	USD1,895	1,932,148
5.89%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD4,333	4,374,149
5.29%, 09/15/37, (1-mo. CME Term SOFR + 0.945%)(a)(b)	USD1,042	1,041,453
5.18%, 01/15/37, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD133	132,787
3.50%, 09/15/43(a)	USD18	17,993
3.50%, 06/17/41(a)	USD100	98,374
0.00%, 01/15/53, (1-mo. CME Term SOFR + 0.844%)(a)(b)	USD2,000	1,976,684
3.50%, 02/15/36(a)	USD24	23,294
5.33%, 07/15/36, (1-mo. CME Term SOFR + 0.984%)(a)(b)	USD709	708,791
5.32%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD528	526,318
2.50%, 09/15/54(a)	USD380	334,620
5.84%, 01/15/53, (30-day Avg SOFR + 1.500%)(a)(b)	USD1,567	1,577,482
1.07%, 01/15/53(a)	USD1,124	1,017,197
5.56%, 07/15/53, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD173	173,338
5.79%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	USD9,114	9,229,959
5.88%, 03/15/56(a)	USD669	682,981
5.32%, 09/15/54, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD3,234	3,210,599
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD130	129,682
6.15%, 10/15/58(a)	USD1,501	1,538,616
5.24%, 03/15/56(a)	USD2,022	2,048,933
1.39%, 01/15/53(a)	USD231	209,928

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.44%, 06/17/52, (30-day Avg SOFR + 1.100%)(a)(b)	USD1,704	$1,703,749
3.25%, 11/16/54(a)	USD459	420,966
5.09%, 05/16/50(a)	USD5,072	4,857,311
3.00%, 08/15/45(a)	USD3,600	3,273,029
5.44%, 07/15/53, (30-day Avg SOFR + 1.100%)(a)(b)	USD440	439,998
3.56%, 06/15/43(a)	USD9,155	8,699,155
Series 2017-A, Class A2B, 5.36%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD6	6,125
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD8,133	8,141,816
5.12%, 02/27/34(a)	USD4,393	4,415,464
SoFi Personal Loan Trust
6.00%, 11/12/30(a)	USD57	57,619
6.06%, 02/12/31(a)	USD577	578,928
Sofi Professional Loan Program LLC
3.09%, 08/17/48(a)	USD845	825,474
2.95%, 02/25/42(a)	USD129	128,184
SoFi Professional Loan Program LLC
3.59%, 01/25/48(a)	USD21	20,646
3.12%, 05/15/46(a)	USD365	310,334
3.36%, 02/15/46(a)	USD537	449,900
1.95%, 02/15/46(a)	USD1,834	1,708,975
1.14%, 02/15/47(a)	USD1,641	1,421,314
SoFi Professional Loan Program Trust
2.17%, 05/15/46(a)	USD1,463	1,371,170
2.73%, 05/15/46(a)	USD1,350	1,115,400
Sona Fios CLO III DAC, 5.27%, 04/20/37, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,800	2,050,132
Sona Fios CLO V DAC, 1.00%, 08/25/38, (3-mo. EURIBOR + 3.300%)(b)(c)	EUR1,200	1,369,439
Sound Point CLO V-R Ltd.
5.74%, 07/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD446	446,047
6.34%, 07/18/31, (3-mo. CME Term SOFR + 2.012%)(a)(b)	USD1,000	1,002,623
Sound Point CLO XXV Ltd., 5.60%, 04/25/33, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD870	870,838
Sound Point CLO XXXII Ltd., 5.73%, 10/25/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD3,000	3,005,028
Sounds Point CLO IV-R Ltd., 5.74%, 04/18/31, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD4,664	4,669,131
STAR Trust, 6.79%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	USD1,667	1,666,667
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	USD1,988	1,990,991
Subway Funding LLC, 6.03%, 07/30/54(a)	USD1,104	1,117,483
Sycamore Tree CLO Ltd.
5.75%, 04/20/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD1,000	1,001,954
5.98%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD1,000	1,004,255
6.48%, 04/20/37, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD1,000	1,006,028
Security	Par (000)	Value
Symphony CLO 40 Ltd., 5.63%, 01/05/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD2,000	$2,005,317
Symphony CLO 44 Ltd., 10.47%, 07/14/37, (3-mo. CME Term SOFR + 6.150%)(a)(b)	USD1,000	1,013,373
Symphony CLO XIX Ltd., 5.54%, 04/16/31, (3-mo. CME Term SOFR + 1.222%)(a)(b)	USD780	780,732
Symphony CLO XVI Ltd., 5.52%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD2,743	2,743,209
Symphony CLO XX Ltd., 5.87%, 01/16/32, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD1,000	1,000,104
Symphony CLO XXVI Ltd., 5.67%, 04/20/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD1,510	1,510,583
Symphony CLO XXXIII Ltd., 5.58%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD1,000	1,001,316
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6
3.75%, 12/25/39, (3-mo. EURIBOR + 1.700%)(b)(c)	EUR100	114,524
3.25%, 12/25/39, (3-mo. EURIBOR + 1.200%)(b)(c)	EUR300	342,392
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.51%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR100	115,755
3.71%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR100	115,213
5.91%, 10/27/42, (1-mo. EURIBOR + 4.000%)(b)(c)	EUR100	115,268
TCI-Symphony CLO Ltd.
5.60%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD1,525	1,526,279
5.51%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD308	307,689
TCW CLO Ltd., 5.60%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	USD750	751,393
Texas Debt Capital CLO Ltd.
10.33%, 04/22/37, (3-mo. CME Term SOFR + 6.000%)(a)(b)	USD2,000	2,022,497
7.07%, 07/20/38, (3-mo. CME Term SOFR + 2.750%)(a)(b)	USD3,000	3,019,078
Texas Debt Capital Euro CLO DAC, 5.64%, 07/16/38, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR828	946,666
Thayer Park CLO Ltd., 5.63%, 04/20/34, (3-mo. CME Term SOFR + 1.302%)(a)(b)	USD1,000	1,000,809
TIAA CLO IV Ltd., 6.08%, 01/20/32, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD1,240	1,242,465
TICP CLO VI Ltd., 5.70%, 01/15/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	USD250	250,445
TICP CLO VII Ltd., 6.22%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD1,000	1,002,107
TICP CLO XI Ltd., 5.85%, 04/25/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD400	401,661
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tikehau CLO VI DAC, 5.63%, 01/15/35, (3-mo. EURIBOR + 3.600%)(b)(c)	EUR1,000	$1,147,442
Tikehau CLO XII DAC, 5.27%, 10/20/38, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,300	1,497,135
Towd Point Mortgage Trust, 5.80%, 01/25/65(a)(d)	USD5,469	5,487,337
Trestles CLO II Ltd., 5.89%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	USD750	753,699
Trestles CLO III Ltd., 10.43%, 10/20/37, (3-mo. CME Term SOFR + 6.100%)(a)(b)	USD1,000	1,014,492
Trestles CLO IV Ltd., 5.76%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD2,580	2,586,581
Trestles CLO VI Ltd., 5.50%, 04/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD5,670	5,668,073
Trestles CLO VII Ltd., 5.70%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD1,000	1,003,367
Trestles CLO VIII Ltd., 5.63%, 06/11/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD1,250	1,252,449
TREVA Equipment Finance SA - Compartment
2.80%, 01/20/35, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR97	110,308
2.54%, 01/20/35, (1-mo. EURIBOR + 0.640%)(b)(c)	EUR484	552,137
Tricon Residential Trust
4.75%, 04/17/41(a)	USD1,818	1,795,245
4.50%, 08/17/41(a)	USD1,373	1,357,487
Trimaran Cavu Ltd., 7.83%, 10/25/34, (3-mo. CME Term SOFR + 3.512%)(a)(b)	USD1,500	1,511,829
Trimaran CAVU Ltd.
5.73%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD4,000	4,014,430
5.70%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD4,000	4,014,600
10.57%, 01/25/38, (3-mo. CME Term SOFR + 6.250%)(a)(b)	USD3,750	3,813,519
5.57%, 03/27/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD2,000	2,001,539
Trinitas CLO VI Ltd., 5.65%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	USD255	255,271
Trinitas CLO VII Ltd., 5.38%, 01/25/35, (3-mo. CME Term SOFR + 1.060%)(a)(b)	USD3,000	2,997,600
Trinitas CLO XIV Ltd., 5.66%, 01/25/34, (3-mo. CME Term SOFR + 1.340%)(a)(b)	USD2,405	2,407,840
Trinitas CLO XVI Ltd., 5.77%, 07/20/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD3,430	3,439,299
Trinitas CLO XVIII Ltd., 5.55%, 01/20/35, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD1,000	1,000,000
Security	Par (000)	Value
Trinitas CLO XXX Ltd., 11.22%, 10/23/37, (3-mo. CME Term SOFR + 6.900%)(a)(b)	USD1,500	$1,532,453
Trinitas CLO XXXII Ltd., 1.00%, 07/23/38, (3-mo. CME Term SOFR + 5.800%)(a)(b)	USD750	750,000
Trinitas CLO XXXIII Ltd., 10.27%, 07/22/38(a)	USD2,000	1,999,838
TSTAT Ltd., 5.48%, 07/20/37, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD494	494,111
Upgrade Master Pass-Thru Trust Series, 5.50%, 08/16/32(a)	USD1,938	1,933,908
Valley Stream Park CLO Ltd., 6.18%, 01/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	USD5,840	5,851,835
Vantage Data Centers Germany Borrower Lux Sarl, 4.29%, 06/28/50(c)	EUR597	686,300
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	650,379
Verizon Master Trust, 4.83%, 12/22/31(a)	USD345	350,177
Victory Street CLO I DAC, 5.48%, 01/15/38, (3-mo. EURIBOR + 3.450%)(b)(c)	EUR1,250	1,440,950
Vista Point Securitization Trust, 6.68%, 05/25/54(a)(d)	USD1,667	1,683,220
Voya CLO Ltd.
6.19%, 10/17/32, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD250	250,851
6.48%, 10/20/36, (3-mo. CME Term SOFR + 2.150%)(a)(b)	USD400	401,666
5.58%, 07/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD93	93,073
5.52%, 10/15/31, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,219	3,219,603
5.53%, 07/20/32, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD3,396	3,399,310
5.48%, 10/20/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,543	1,542,363
5.48%, 10/18/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,055	1,054,493
5.52%, 04/18/31, (3-mo. CME Term SOFR + 1.252%)(a)(b)	USD1,114	1,114,527
5.89%, 04/19/31, (3-mo. CME Term SOFR + 1.562%)(a)(b)	USD1,050	1,052,097
5.55%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD267	267,581
5.54%, 04/19/31, (3-mo. CME Term SOFR + 1.212%)(a)(b)	USD332	331,935
5.69%, 10/15/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD5,000	5,016,595
5.64%, 01/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	USD1,000	1,003,000
Voya Euro CLO IV DAC, 5.13%, 10/15/34, (3-mo. EURIBOR + 3.100%)(b)(c)	EUR500	571,623
Voya Ltd. Series 2012-4, , 5.58%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD42	41,911
Warwick Capital CLO 1 Ltd., 6.43%, 10/20/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	USD2,000	2,012,001

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Warwick Capital CLO 5 Ltd., 5.69%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD500	$501,895
Warwick Capital CLO 6 Ltd., 5.70%, 07/20/38, (3-mo. CME Term SOFR + 1.430%)(a)(b)	USD1,620	1,626,857
Wellfleet CLO Ltd., 5.74%, 07/15/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	USD2,000	2,006,516
Wellington Management CLO 4 Ltd., 5.43%, 04/18/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD3,500	3,496,995
Whitebox CLO I Ltd.
5.64%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD4,435	4,441,652
8.57%, 07/24/36, (3-mo. CME Term SOFR + 4.250%)(a)(b)	USD1,960	1,973,073
Whitebox CLO II Ltd.
5.70%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	USD1,750	1,755,495
6.07%, 10/24/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	USD250	250,259
Whitebox CLO III Ltd.
7.17%, 10/15/35, (3-mo. CME Term SOFR + 2.850%)(a)(b)	USD750	752,821
9.97%, 10/15/35, (3-mo. CME Term SOFR + 5.650%)(a)(b)	USD1,500	1,512,754
Whitebox Clo V Ltd., 1.00%, 07/20/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD1,000	997,589
Wildwood Park CLO Ltd.
5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	USD3,000	3,010,590
10.08%, 10/20/37, (3-mo. CME Term SOFR + 5.750%)(a)(b)	USD1,000	1,017,410
Wireless PropCo Funding LLC, 8.51%, 06/25/55(a)	USD9,225	9,291,172
Total Asset-Backed Securities — 15.3% (Cost: $1,629,221,305)		1,638,492,850
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.4%
Domi BV, 2.74%, 04/16/57, (3-mo. EURIBOR + 0.710%)(b)(c)	EUR1,552	1,773,678
Edenbrook Mortgage Funding PLC, 5.11%, 03/22/57, (1-day SONIA + 0.870%)(b)(c)	GBP557	738,567
FIGRE Trust
5.72%, 12/25/54(a)(b)	USD7,018	7,063,080
5.75%, 07/25/53(a)(b)	USD6,206	6,238,997
Hops Hill NO 5 PLC
5.22%, 06/21/56, (1-day SONIA + 1.450%)(b)(c)	GBP249	329,054
5.67%, 06/21/56, (1-day SONIA + 0.730%)(b)(c)	GBP100	132,149
Hops Hill No. 5 PLC, 4.95%, 06/21/56, (1-day SONIA + 1.500%)(b)(c)	GBP897	1,186,032
London Bridge Mortgages PLC
5.27%, 03/20/67, (5-year EURIBOR ICE Swap + 4.235%)(b)(c)	GBP310	412,190
5.62%, 03/20/67, (1-day SONIA + 1.050%)(b)(c)	GBP100	132,948
Security	Par (000)	Value
Asset-Backed Securities (continued)
London Wall Mortgage Capital PLC
5.73%, 05/15/57, (1-day SONIA + 1.500%)(c)	GBP379	$501,666
6.23%, 05/15/57, (1-day SONIA + 2.000%)(c)	GBP282	372,663
RCKT Mortgage Trust
5.49%, 11/25/44(a)(d)	USD5,900	5,898,229
6.59%, 05/25/44(a)(b)	USD1,450	1,466,937
Towd Point Mortgage Trust
5.12%, 09/25/64(a)(d)	USD4,053	4,029,172
5.17%, 09/25/64(a)(d)	USD3,000	2,974,031
Tower Bridge Funding PLC, 5.33%, 12/20/66, (1-day SONIA + 1.100%)(c)	GBP333	440,696
Vista Point Securitization Trust Series, 5.25%, 10/25/54(a)(d)	USD6,536	6,503,296
		40,193,385
Financial — 0.0%
Taurus 2025-4 UK DAC, 6.17%, 08/18/35(c)	GBP129	170,364
Mortgage Securities — 0.4%
1301 Trust, 8.37%, 08/11/30(a)	USD10,595	10,595,000
Durst Commercial Mortgage Trust
1.00%, 08/10/42(a)	USD4,125	4,125,000
5.32%, 08/10/42(a)	USD3,861	3,861,000
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/42(a)	USD6,364	6,382,161
6.56%, 08/10/42(a)	USD3,076	3,069,534
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)	USD11,753	11,746,119
6.86%, 05/25/70(a)	USD1,218	1,208,281
SCG Commercial Mortgage Trust 2025, 7.10%, 08/15/30(a)	USD1,259	1,259,000
Think Tank Commercial Series 2025, 1.00%, 12/10/57(c)	AUD1,720	1,104,595
		43,350,690
Mortgage-Backed Securities — 20.8%
1345T
5.94%, 06/15/30, (1-mo. CME Term SOFR + 1.600%)(a)(b)	USD13,575	13,595,872
8.84%, 06/15/30, (1-mo. CME Term SOFR + 4.500%)(a)(b)	USD11,711	11,710,831
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD6,040	6,534,213
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.52%, 09/15/34, (1-mo. CME Term SOFR + 1.180%)(a)(b)	USD2,941	2,919,102
A&D Mortgage Trust
5.46%, 08/25/69(a)	USD1,521	1,518,325
5.70%, 11/25/69(a)	USD6,205	6,211,048
5.79%, 06/25/70(a)(b)	USD4,640	4,650,075
6.20%, 02/25/69(a)(d)	USD688	690,197
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD6,449	6,437,582
ADMT, 5.67%, 01/25/70(a)(b)	USD9,295	9,300,693
ALA Trust, 6.04%, 06/15/40, (1-mo. CME Term SOFR + 1.743%)(a)(b)	USD7,577	7,619,621
Alternative Loan Trust, 7.09%, 02/25/35, (1-mo. CME Term SOFR + 2.739%)(b)	USD3,623	3,461,674
Angel Oak Mortgage Trust
0.99%, 04/25/66(a)(b)	USD3,818	3,249,127
1.19%, 04/25/66(a)(b)	USD242	206,979
1.31%, 07/25/66(a)(b)	USD1,422	1,225,675
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.45%, 04/25/66(a)(b)	USD2,532	$2,181,482
1.47%, 06/25/65(a)(b)	USD183	174,248
2.04%, 06/25/65(a)(b)	USD400	383,130
2.88%, 12/25/66(a)(d)	USD1,555	1,436,306
3.35%, 01/25/67(a)(b)	USD575	541,434
3.86%, 01/26/65(a)(b)	USD81	78,180
3.86%, 01/25/67(a)(b)	USD2,140	1,965,907
4.12%, 01/25/67(a)(b)	USD7,949	7,285,611
4.75%, 09/26/67(a)(d)	USD4,478	4,429,298
4.80%, 11/26/68(a)(d)	USD2,554	2,519,803
5.14%, 09/25/69(a)(d)	USD6,694	6,637,261
5.21%, 08/25/68(a)(d)	USD1,172	1,162,972
5.35%, 10/25/69(a)(d)	USD7,064	7,024,930
5.41%, 07/25/70(a)	USD7,712	7,706,011
5.46%, 12/26/69(a)(b)	USD5,322	5,318,463
5.57%, 04/25/70(a)(d)	USD11,477	11,466,006
5.64%, 02/25/70(a)(d)	USD4,236	4,231,333
5.65%, 10/25/69(a)(d)	USD12,809	12,793,923
5.69%, 01/25/70(a)(d)	USD3,632	3,632,479
5.70%, 08/25/69(a)(d)	USD3,143	3,143,845
5.99%, 01/25/69(a)(d)	USD1,521	1,524,810
6.20%, 01/25/69(a)(d)	USD1,772	1,782,589
6.50%, 12/25/67(a)(d)	USD202	203,073
AOMT, 4.65%, 11/25/67(a)(d)	USD904	889,270
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(a)	USD190	151,310
ARES Commercial Mortgage Trust
6.03%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD8,030	8,057,603
8.28%, 07/15/41, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD1,500	1,501,890
ARES1, 5.78%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD11,970	11,996,184
Arroyo Mortgage Trust
2.96%, 10/25/48(a)(b)	USD401	379,867
3.81%, 01/25/49(a)(b)	USD507	491,628
ARZ Trust, 5.77%, 06/11/29(a)	USD2,430	2,481,928
Atlas Funding PLC
5.07%, 09/20/61(c)	GBP554	735,872
5.52%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP101	134,870
5.77%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP100	133,047
ATLX Trust, 3.85%, 04/25/64(a)(d)	USD6,460	6,211,074
Atrium Hotel Portfolio Trust
5.41%, 11/10/29(a)(b)	USD7,900	7,983,677
9.21%, 11/10/29(a)(b)	USD4,855	4,951,386
BAHA Trust
5.97%, 12/10/41(a)(b)	USD9,840	10,104,785
6.84%, 12/10/41(a)(b)	USD2,160	2,229,032
7.52%, 12/10/41(a)(b)	USD8,225	8,464,749
BAMLL Trust, 6.69%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD1,800	1,804,426
Bank of America Merrill Lynch Commercial Mortgage Trust, 3.75%, 02/15/50	USD420	410,526
Bank5 Trust, 6.23%, 05/15/57	USD2,189	2,292,850
Barclays Mortgage Loan Trust
1.75%, 09/25/51(a)(b)	USD153	136,407
5.64%, 05/25/65(a)	USD14,900	14,918,783
5.90%, 01/25/64(a)(d)	USD2,856	2,860,096
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BAY Mortgage Trust, 6.14%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD9,140	$9,147,236
Bayview Commercial Mortgage Pass-Through Trust, 6.12%, 04/25/36, (1-mo. CME Term SOFR + 1.764%)(a)(b)	USD981	962,608
BBCMS Mortgage Trust
4.50%, 07/15/58(a)	USD2,385	1,819,180
5.59%, 07/15/58	USD2,541	2,629,953
5.66%, 05/15/58	USD6,649	6,890,637
5.84%, 07/15/58	USD2,100	2,165,461
Series 2018-TALL, Class A, 5.26%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD4,000	3,800,669
Benchmark Mortgage Trust, 0.81%, 07/15/56(b)	USD2,997	64,406
BFLD Commercial Mortgage Trust, 5.83%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD5,340	5,356,687
BFLD Mortgage Trust
6.06%, 06/15/38, (1-mo. CME Term SOFR + 1.714%)(a)(b)	USD3,017	3,018,880
6.23%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD6,300	6,327,562
BFLD Trust, 5.89%, 06/15/42, (1-mo. CME Term SOFR + 1.550%)(a)(b)	USD8,385	8,390,246
BHMS Mortgage Trust
5.89%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD5,945	5,943,840
6.14%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD235	234,660
BINOM Securitization Trust, 2.03%, 06/25/56(a)(b)	USD1,478	1,327,033
Bletchley Park Funding PLC
5.42%, 01/27/70, (1-day SONIA + 3.380%)(b)(c)	GBP366	486,552
5.72%, 01/27/70, (1-day SONIA + 1.200%)(b)(c)	GBP100	132,716
6.10%, 01/27/70, (5-year UK Government Bond + 3.590%)(b)(c)	GBP131	173,954
7.60%, 01/27/70, (1-day SONIA + 1.880%)(b)(c)	GBP180	239,142
BLP Commercial Mortgage Trust
5.68%, 03/15/41, (1-mo. CME Term SOFR + 1.342%)(a)(b)	USD4,754	4,763,114
6.03%, 03/15/40, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD1,160	1,160,362
BMP, 7.73%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD2,380	2,376,208
BMP Trust, 5.71%, 06/15/41, (1-mo. CME Term SOFR + 1.372%)(a)(b)	USD6,555	6,565,242
BOCA Commercial Mortgage Trust, 6.26%, 08/15/41, (1-mo. CME Term SOFR + 1.921%)(a)(b)	USD6,000	6,026,250
BPR Commercial Mortgage Trust, 7.00%, 11/05/39(a)(b)	USD4,050	4,108,968
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD5,250	5,445,047
BPR Trust
5.51%, 09/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD5,822	5,824,320
7.57%, 08/15/39, (1-mo. CME Term SOFR + 3.232%)(a)(b)	USD3,000	2,999,996

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Braccan Mortgage Funding PLC
5.07%, 02/15/67	GBP1,139	$1,510,022
5.07%, 05/17/67, (1-day SONIA + 1.100%)(b)(c)	GBP888	1,178,487
5.33%, 05/17/67, (1-day SONIA + 1.400%)(b)(c)	GBP182	242,169
5.43%, 02/15/67, (1-day SONIA + 1.200%)(c)	GBP405	540,964
5.63%, 05/17/67, (1-day SONIA + 2.000%)(b)(c)	GBP104	138,366
8.58%, 02/15/67, (1-day SONIA + 4.340%)(b)(c)	GBP558	740,447
BRAVO Residential Funding Trust
1.44%, 03/25/60(a)(b)	USD438	425,009
1.96%, 04/25/60(a)(b)	USD1,520	1,404,739
4.30%, 08/01/53(a)(d)	USD9,983	9,723,946
4.35%, 01/25/60(a)(d)	USD1,356	1,326,935
4.35%, 01/25/60(a)(d)	USD904	882,649
5.11%, 07/25/62(a)(b)	USD1,557	1,548,443
5.57%, 03/25/65(a)(d)	USD1,287	1,288,800
5.61%, 02/25/65(a)(d)	USD14,059	14,074,106
5.68%, 11/25/64(a)(d)	USD3,026	3,034,245
5.76%, 01/25/63(a)(d)	USD2,232	2,227,712
6.19%, 03/25/64(a)(d)	USD1,097	1,104,956
BSTN Commercial Mortgage Trust, 5.37%, 06/15/44(a)(b)	USD5,612	5,687,591
BWAY Trust, 6.31%, 05/05/42(a)(b)	USD5,867	5,977,166
BX Commercial Mortgage Trust
5.13%, 06/15/38, (1-mo. CME Term SOFR + 0.784%)(a)(b)	USD1,710	1,709,104
5.35%, 02/15/39, (1-mo. CME Term SOFR + 1.012%)(a)(b)	USD954	954,491
5.63%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD2,738	2,745,826
5.73%, 03/15/41, (1-mo. CME Term SOFR + 1.392%)(a)(b)	USD5,245	5,256,110
5.78%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD5,304	5,312,264
5.78%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD8,239	8,254,603
5.79%, 04/15/40, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD6,218	6,231,602
5.83%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD6,043	6,054,165
5.88%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD5,927	5,928,821
5.88%, 11/15/41, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD5,750	5,764,375
5.98%, 12/15/39, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD2,922	2,928,309
5.98%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD6,330	6,346,282
6.03%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD11,014	11,051,294
6.10%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD8,774	8,790,423
6.23%, 12/15/39, (1-mo. CME Term SOFR + 1.892%)(a)(b)	USD844	846,316
7.03%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD3,594	3,602,986
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.22%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD6,465	$6,511,467
7.48%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD2,900	2,918,125
8.08%, 02/15/39, (1-mo. CME Term SOFR + 3.738%)(a)(b)	USD1,328	1,331,210
8.23%, 06/15/27, (1-mo. CME Term SOFR + 3.889%)(a)(b)	USD600	606,375
10.31%, 10/15/41, (1-mo. CME Term SOFR + 5.971%)(a)(b)	USD4,289	4,304,993
11.31%, 10/15/41, (1-mo. CME Term SOFR + 6.968%)(a)(b)	USD2,400	2,389,665
BX Trust
5.19%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD4,850	4,848,484
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD4,300	4,297,342
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD1,194	1,193,757
5.34%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD5,385	5,390,032
5.78%, 04/15/41, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD4,124	4,136,465
5.79%, 03/15/42, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD8,242	8,236,849
5.81%, 02/15/36, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD100	99,689
5.83%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD8,476	8,481,297
5.83%, 04/15/37, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD2,198	2,199,035
5.84%, 06/15/40, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD4,600	4,613,790
5.88%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD7,754	7,753,846
5.92%, 01/15/39, (1-mo. CME Term SOFR + 1.580%)(a)(b)	USD60	59,869
6.43%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD2,460	2,460,795
7.03%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD5,859	5,891,957
7.03%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD1,399	1,402,921
7.04%, 01/15/39, (1-mo. CME Term SOFR + 2.700%)(a)(b)	USD2,450	2,450,000
7.28%, 03/15/30, (1-mo. CME Term SOFR + 2.941%)(a)(b)	USD4,283	4,203,247
7.38%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD1,000	999,999
7.64%, 06/15/35, (1-mo. CME Term SOFR + 3.300%)(a)(b)	USD5,130	5,129,979
7.68%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD1,000	1,007,500
CAFL Issuer LLC, 6.75%, 11/28/31(a)(d)	USD3,000	3,029,051
Cali, 6.23%, 07/15/41, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD4,580	4,587,156
Castell PLC
5.19%, 01/27/62, (1-day SONIA + 4.150%)(b)(c)	GBP764	1,013,860
5.47%, 01/27/62, (1-day SONIA + 3.900%)(b)(c)	GBP134	177,266
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.77%, 01/27/62, (1-day SONIA + 0.970%)(b)(c)	GBP100	$132,370
6.22%, 01/27/62, (1-day SONIA + 3.500%)(b)(c)	GBP100	132,368
7.72%, 01/27/62, (1-day SONIA + 1.550%)(b)(c)	GBP121	161,520
8.37%, 01/27/62, (1-day SONIA + 1.250%)(b)(c)	GBP149	197,528
CD Mortgage Trust, 4.51%, 08/15/51(b)	USD430	418,472
CEDR Commercial Mortgage Trust, 5.33%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD300	295,727
CENT 2025-CITY, 5.09%, 07/10/40(a)(b)	USD7,335	7,360,022
CFCRE Commercial Mortgage Trust, 3.69%, 05/10/58	USD435	429,929
CFK Trust, 2.39%, 03/15/39(a)	USD500	468,247
CFMT LLC
3.00%, 06/25/34(a)(b)	USD315	298,382
4.00%, 10/25/54(a)(d)	USD4,140	4,055,681
Chase Home Lending Mortgage Trust
5.50%, 08/25/55(a)(b)	USD100	99,891
6.00%, 01/25/55(a)(b)	USD1,495	1,502,827
6.00%, 02/25/55(a)(b)	USD3,573	3,596,355
6.00%, 02/25/55(a)(b)	USD1,321	1,328,234
6.50%, 01/25/55(a)(b)	USD795	799,928
CHNGE Mortgage Trust, 3.01%, 01/25/67(a)(b)	USD1,818	1,715,924
CIM Trust
1.43%, 07/25/61(a)(b)	USD6,412	5,709,759
5.66%, 10/25/69(a)(d)	USD3,501	3,512,078
6.44%, 10/25/69(a)(b)	USD3,561	3,587,781
6.64%, 12/25/67(a)(d)	USD675	678,475
Citadel PLC
5.24%, 04/28/60, (1-day SONIA + 1.020%)(c)	GBP1,748	2,316,733
5.67%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP100	132,337
5.97%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP100	132,365
6.67%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP100	132,230
7.97%, 04/28/60, (1-day SONIA + 3.750%)(b)(c)	GBP100	132,259
Citigroup Commercial Mortgage Trust
2.46%, 11/10/42(a)	USD833	733,647
3.58%, 04/10/49	USD1,000	987,634
4.41%, 06/10/51(b)	USD425	415,342
5.82%, 10/12/40(a)(b)	USD2,310	2,370,331
COAST Commercial Mortgage Trust, 6.93%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD2,645	2,643,789
Colt Mortgage Loan Trust, 5.54%, 12/26/69(a)(d)	USD7,381	7,379,096
COLT Mortgage Loan Trust
0.96%, 09/27/66(a)(b)	USD698	577,960
1.21%, 07/27/54(a)	USD888	810,095
1.33%, 10/26/65(a)(b)	USD907	845,594
2.02%, 04/27/65(a)(b)	USD57	55,639
3.70%, 03/25/65(a)(b)	USD1,500	1,464,112
3.90%, 02/25/67(a)(b)	USD138	134,320
4.30%, 03/25/67(a)(b)	USD1,637	1,619,668
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.12%, 08/25/69(a)(d)	USD6,072	$6,031,562
5.39%, 11/25/69(a)(d)	USD5,003	4,997,565
5.47%, 06/25/70(a)	USD8,148	8,144,836
5.61%, 05/25/69(a)(d)	USD7,781	7,776,110
5.79%, 04/25/70(a)(d)	USD12,442	12,516,086
5.84%, 02/25/69(a)(d)	USD1,226	1,229,286
6.05%, 04/25/68(a)(d)	USD277	276,954
6.60%, 07/25/68(a)(d)	USD2,456	2,467,379
6.92%, 06/25/70(a)(b)	USD1,400	1,400,112
7.10%, 08/25/70(a)(b)	USD2,671	2,671,688
7.43%, 09/25/68(a)(d)	USD80	81,127
7.84%, 09/25/68(a)(b)	USD2,000	2,028,407
COLT Pass-Through Certificates, 0.86%, 05/25/65(a)(b)	USD3,224	2,889,462
Commission Mortgage Trust
3.53%, 02/10/48	USD2	1,845
3.83%, 02/10/48(b)	USD205	201,868
4.33%, 10/10/48(b)	USD2,000	1,950,920
5.50%, 08/10/40(a)	USD3,667	3,651,756
5.73%, 08/10/41(a)(b)	USD3,731	3,724,572
5.87%, 12/10/41(a)(b)	USD8,550	8,634,878
6.18%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD6,430	6,409,906
8.47%, 08/10/40(a)(b)	USD2,395	2,385,412
Series 2015-CR22, Class AM, 3.60%, 03/10/48(b)	USD112	109,800
CONE Trust
5.98%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD6,278	6,274,083
8.23%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD690	684,863
Cross Mortgage Trust
5.13%, 09/25/69(a)(b)	USD7,775	7,725,702
5.59%, 11/25/69(a)(b)	USD5,949	5,949,588
5.74%, 02/25/70(a)(b)	USD11,171	11,201,901
5.85%, 08/26/69(a)(d)	USD5,541	5,565,137
5.88%, 04/25/70(a)(b)	USD11,518	11,596,438
6.09%, 12/25/68(a)(d)	USD865	868,968
6.09%, 04/25/69(a)(d)	USD4,291	4,315,268
6.13%, 03/25/70(a)(b)	USD2,091	2,086,352
6.48%, 02/25/70(a)(b)	USD2,979	2,996,296
7.14%, 11/25/68(a)(d)	USD609	616,471
CSAIL Commercial Mortgage Trust
3.59%, 12/15/52	USD72	65,592
3.61%, 06/15/52	USD915	864,454
4.17%, 11/15/48(b)	USD720	715,272
CSMC Trust
0.83%, 03/25/56(a)(b)	USD2,350	1,910,209
2.13%, 02/25/43(a)(b)	USD1,161	1,011,907
3.24%, 02/25/50(a)(b)	USD3,984	3,784,974
3.50%, 12/25/44(a)(b)	USD137	126,508
3.50%, 03/25/45(a)(b)	USD127	117,886
4.05%, 12/15/49(b)	USD900	870,376
4.06%, 10/25/59(a)(d)	USD2,546	2,507,468
5.61%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD1,505	1,501,237
CSTL Commercial Mortgage Trust, 4.76%, 11/10/41(a)(b)	USD7,880	7,817,378
DBGS, 6.22%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD7,820	7,827,331
DBJPM Mortgage Trust, 3.56%, 06/10/50(b)	USD250	238,244

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, 6.08%, 04/15/37, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD2,000	$1,999,375
DC Trust
5.73%, 04/13/40(a)(b)	USD2,440	2,451,899
7.71%, 04/13/40(a)(b)	USD3,250	3,229,882
Deephaven Residential Mortgage Trust
0.72%, 05/25/65(a)(b)	USD1,584	1,506,808
1.19%, 08/25/66(a)(b)	USD761	665,113
2.96%, 01/25/67(a)(b)	USD140	114,986
5.74%, 07/25/69(a)(d)	USD3,578	3,587,073
DK Trust
5.84%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD4,910	4,922,275
7.09%, 03/15/34, (1-mo. CME Term SOFR + 2.750%)(a)(b)	USD1,400	1,403,500
Dutch Property Finance BV, 2.85%, 04/28/64, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR937	1,074,523
EFMT
5.39%, 05/26/70(a)(d)	USD8,709	8,684,743
5.44%, 07/25/70(a)	USD11,324	11,314,054
6.45%, 08/25/70(a)(b)	USD3,000	2,999,938
6.59%, 01/25/70(a)(b)	USD3,388	3,415,367
6.65%, 03/25/69(a)(d)	USD2,163	2,187,223
7.45%, 01/25/70(a)(b)	USD3,232	3,143,227
Ellington Financial Mortgage Trust
4.30%, 04/25/67(a)(b)	USD7,409	7,319,593
5.00%, 08/25/67(a)(d)	USD5,175	5,155,689
5.04%, 10/25/69(a)(d)	USD8,319	8,243,425
5.71%, 11/25/69(a)(d)	USD4,770	4,769,284
5.73%, 02/25/68(a)(d)	USD82	81,240
ELM Trust
5.80%, 06/10/39(a)(b)	USD3,320	3,343,097
5.80%, 06/10/39(a)(b)	USD3,690	3,715,671
Elstree Funding, 4.94%, 01/21/65, (1-day SONIA + 0.720%)(b)(c)	GBP1,116	1,476,685
Elstree Funding No. 5 PLC, 5.07%, 08/21/61, (1-day SONIA + 0.850%)(c)	GBP539	714,102
EQT Trust, 5.33%, 07/05/41(a)(b)	USD7,080	7,185,550
EverBank Mortgage Loan Trust, 2.50%, 03/25/43(a)(b)	USD140	127,150
Exmoor Funding PLC
4.98%, 03/25/95, (1-day SONIA + 0.760%)(b)(c)	GBP991	1,310,977
5.12%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP523	692,958
5.47%, 03/25/95, (1-day SONIA + 1.250%)(b)(c)	GBP240	317,426
5.74%, 03/25/94, (1-day SONIA + 1.500%)(b)(c)	GBP157	209,326
5.97%, 03/25/95, (1-day SONIA + 1.750%)(b)(c)	GBP101	133,680
6.14%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP100	133,441
6.60%, 03/25/95, (1-day SONIA + 2.380%)(b)(c)	GBP100	132,352
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Extended Stay America Trust
7.31%, 07/15/38, (1-mo. CME Term SOFR + 2.964%)(a)(b)	USD2,106	$2,114,276
Series 2021-ESH, Class A, 5.54%, 07/15/38, (1-mo. CME Term SOFR + 1.194%)(a)(b)	USD5,326	5,329,812
Federal Home Loan Mortgage Corp.
5.80%, 02/25/55, (30-day Avg SOFR + 1.450%)(b)	USD13,276	13,311,532
5.85%, 02/25/55, (30-day Avg SOFR + 1.500%)(b)	USD5,487	5,518,664
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.26%, 06/25/33(b)	USD4,245	85,613
0.56%, 12/25/27(b)	USD68,994	758,403
Federal Home Loan Mortgage Corp. REMICS
5.35%, 09/25/54, (30-day Avg SOFR + 1.000%)(b)	USD10,217	10,181,640
5.41%, 10/25/54, (30-day Avg SOFR + 1.060%)(b)	USD22,521	22,401,480
5.45%, 09/25/54, (30-day Avg SOFR + 1.100%)(b)	USD5,205	5,155,760
5.45%, 10/25/54, (30-day Avg SOFR + 1.100%)(b)	USD21,457	21,263,946
5.45%, 11/25/54, (30-day Avg SOFR + 1.100%)(b)	USD7,482	7,433,551
5.47%, 08/25/54, (30-day Avg SOFR + 1.120%)(b)	USD15,204	15,210,311
5.50%, 10/25/54, (30-day Avg SOFR + 1.150%)(b)	USD12,135	12,050,072
5.55%, 06/25/54, (30-day Avg SOFR + 1.200%)(b)	USD3,712	3,725,204
5.60%, 03/25/54, (30-day Avg SOFR + 1.250%)(b)	USD1,683	1,691,138
5.70%, 03/25/55, (30-day Avg SOFR + 1.350%)(b)	USD22,051	22,050,627
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD6,991	6,999,468
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,264	7,283,680
Federal Home Loan Mortgage Corp. STRIPS, 5.55%, 05/25/54, (30-day Avg SOFR + 1.200%)(b)	USD3,662	3,673,356
Federal National Mortgage Association REMICS
5.30%, 10/25/54, (30-day Avg SOFR + 0.950%)(b)	USD14,102	14,016,271
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD4,291	4,282,952
5.40%, 06/25/54, (30-day Avg SOFR + 1.050%)(b)	USD4,666	4,657,617
5.45%, 08/25/54, (30-day Avg SOFR + 1.100%)(b)	USD3,850	3,849,347
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD9,260	9,302,855
5.60%, 05/25/55, (30-day Avg SOFR + 1.300%)(b)	USD16,953	16,852,483
5.65%, 07/25/53, (30-day Avg SOFR + 1.300%)(b)	USD5,773	5,754,252
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.65%, 06/25/54, (5-year CMT + 3.084%)(b)	USD24,546	$24,498,788
5.65%, 03/25/55, (30-day Avg SOFR + 1.300%)(b)	USD23,752	23,645,763
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD2,162	2,167,716
Flagstar Mortgage Trust
3.50%, 10/25/49(a)(b)	USD143	127,899
3.50%, 10/25/49(a)(b)	USD123	109,628
Fontainebleau Miami Beach Mortgage Trust
5.79%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD8,530	8,544,911
8.59%, 12/15/39, (1-mo. CME Term SOFR + 4.250%)(a)(b)	USD6,600	6,593,812
FS Trust, 6.15%, 08/15/39, (1-mo. CME Term SOFR + 1.811%)(a)(b)	USD6,166	6,181,377
GCAT 2019-NQM2 Trust, 3.55%, 01/25/60(a)	USD701	682,065
GCAT Trust
1.09%, 08/25/66(a)(b)	USD2,262	1,868,361
1.50%, 05/25/66(a)(b)	USD1,572	1,363,982
1.92%, 08/25/66(a)(b)	USD51	46,848
2.56%, 04/25/65(a)(d)	USD1,927	1,839,882
2.89%, 12/27/66(a)(b)	USD882	818,567
3.27%, 04/25/65(a)(d)	USD214	206,540
3.36%, 02/25/67(a)(b)	USD4,680	4,445,193
3.69%, 11/25/59(a)(b)	USD1,197	1,157,994
3.94%, 04/25/65(a)(d)	USD139	134,449
4.25%, 10/25/57(a)(b)	USD4,083	3,856,952
5.50%, 12/25/54(a)(b)	USD5,759	5,694,002
5.71%, 08/25/67(a)(d)	USD309	307,625
6.00%, 05/25/55(a)(b)	USD11,413	11,493,764
6.50%, 01/25/54(a)(b)	USD201	203,126
7.21%, 06/25/70(a)(b)	USD3,000	2,996,573
Government National Mortgage Association REMICS
5.35%, 03/20/54, (30-day Avg SOFR + 1.000%)(b)	USD2,471	2,468,276
5.35%, 08/20/54, (30-day Avg SOFR + 1.000%)(b)	USD5,980	5,942,037
5.50%, 06/20/54, (30-day Avg SOFR + 1.150%)(b)	USD3,619	3,613,123
Great Wolf Trust, 5.88%, 03/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD5,250	5,269,687
GS Mortgage Securities Corp. Trust
5.34%, 11/15/36, (1-mo. CME Term SOFR + 0.999%)(a)(b)	USD3,010	2,987,425
5.41%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD6,370	6,367,028
5.86%, 12/15/36, (1-mo. CME Term SOFR + 1.514%)(a)(b)	USD1,414	1,403,395
6.43%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD4,390	4,406,462
6.46%, 08/10/41(a)(b)	USD2,870	2,856,643
7.00%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD7,471	7,485,094
7.13%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD580	582,900
7.43%, 09/10/38(a)(b)	USD3,510	3,516,561
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
GS Mortgage Securities Corportation Trust, 5.61%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD100	$99,503
GS Mortgage-Backed Securities Trust, 3.75%, 07/25/61(a)(b)	USD890	863,948
GSAT Trust, 5.84%, 07/15/40, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD9,475	9,477,878
GWT, 6.03%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD4,555	4,576,352
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD2,821	2,847,230
HIH Trust, 6.18%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD4,030	4,032,207
HILT Commercial Mortgage Trust
5.88%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD11,193	11,199,996
6.78%, 05/15/37, (1-mo. CME Term SOFR + 2.440%)(a)(b)	USD3,100	3,101,937
Hilton USA Trust, 3.72%, 11/05/38(a)	USD200	196,446
HLTN Commercial Mortgage Trust, 5.98%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD7,641	7,648,277
Homes Trust, 5.72%, 10/25/69(a)(d)	USD10,276	10,294,542
HOMES Trust
5.22%, 08/25/59(a)(d)	USD6,148	6,117,322
5.43%, 02/25/70(a)	USD15,108	15,101,119
5.63%, 02/25/70(a)	USD6,179	6,189,898
5.92%, 07/25/69(a)(d)	USD8,042	8,065,840
6.18%, 01/25/68(a)(d)	USD6,900	6,890,641
6.39%, 01/25/60(a)(b)	USD2,286	2,294,133
6.52%, 01/25/70(a)(b)	USD2,000	2,013,174
HONO Mortgage Trust, 5.61%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD6,700	6,679,062
HTL Commercial Mortgage Trust
5.88%, 05/10/39(a)(b)	USD2,840	2,867,932
10.26%, 05/10/39(a)(b)	USD3,000	3,110,040
Hudson Yards Mortgage Trust, 2.94%, 12/10/41(a)(b)	USD400	369,182
ILPT Commercial Mortgage Trust, 5.29%, 07/13/42(a)(b)	USD8,792	8,875,299
INV Mortgage Trust, 6.08%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD7,342	7,337,888
J.P. Morgan Chase Commercial Mortgage Securities Trust
5.80%, 10/05/39(a)(b)	USD5,000	5,074,283
6.08%, 10/15/33, (1-mo. CME Term SOFR + 1.734%)(a)(b)	USD2,860	2,845,700
J.P. Morgan Mortgage Trust, 2.93%, 05/25/52(a)(b)	USD525	442,814
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD1,180	1,152,452
5.17%, 11/09/39(a)(b)	USD6,020	6,046,400
5.51%, 04/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD2,875	2,874,945
6.04%, 03/15/40, (1-mo. CME Term SOFR + 1.693%)(a)(b)	USD7,917	7,926,874
6.48%, 11/09/39(a)(b)	USD2,750	2,734,182
JP Morgan Mortgage Trust
1.00%, 08/25/50, (1-mo. CME Term SOFR + 3.886%)(a)(b)	USD406	5,092

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/25/51(a)(b)	USD748	$683,929
3.00%, 01/25/51(a)(b)	USD125	107,261
3.50%, 08/25/47(a)(b)	USD944	843,289
3.51%, 07/25/52(a)(b)	USD205	178,580
4.98%, 10/26/48(a)(b)	USD1,313	1,310,356
5.42%, 05/25/49, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD21	20,403
5.59%, 02/25/64(a)(d)	USD10,183	10,185,355
5.99%, 07/25/64(a)(b)	USD2,061	2,070,103
6.00%, 08/25/50, (1-mo. CME Term SOFR + 2.114%)(a)(b)	USD406	408,819
6.00%, 08/25/54(a)(b)	USD882	886,463
6.41%, 08/25/55(a)(b)	USD2,344	2,355,737
6.41%, 02/25/64(a)(b)	USD2,800	2,805,504
JP Morgan Mortgage Trust Series
5.50%, 11/25/65(a)(b)	USD5,000	4,999,930
6.42%, 11/25/65(a)(b)	USD1,300	1,299,968
JP Morgan Trust, 5.92%, 05/25/45(a)(b)	USD931	927,294
JPMBB Commercial Mortgage Securities Trust, 3.97%, 03/17/49	USD430	420,326
Jubilee Place 7 BV
2.72%, 09/18/62, (3-mo. EURIBOR + 0.720%)(b)(c)	EUR1,196	1,366,003
3.05%, 09/18/62, (3-mo. EURIBOR + 1.050%)(b)(c)	EUR257	293,797
3.40%, 09/18/62, (3-mo. EURIBOR + 1.400%)(b)(c)	EUR100	113,710
JW Commercial Mortgage Trust, 5.96%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD6,805	6,813,489
JW Trust, 5.93%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD4,360	4,365,437
KSL Commercial Mortgage
6.23%, 06/15/42	USD6,105	6,105,648
8.43%, 06/05/42	USD8,585	8,584,704
KSL Commercial Mortgage Trust, 5.88%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD7,825	7,822,555
La Trobe Financial Capital Markets Trust, 1.00%, 05/15/57, (7-year EUR Swap + 2.663%)(b)	AUD1,260	808,047
Lagarino European Loan Conduit No. 40 DAC
3.52%, 06/22/37, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR2,126	2,426,190
4.17%, 06/22/37, (3-mo. EURIBOR + 2.150%)(b)(c)	EUR582	664,187
4.67%, 06/22/37, (3-mo. EURIBOR + 2.650%)(b)(c)	EUR370	422,248
5.57%, 06/22/37, (3-mo. EURIBOR + 3.550%)(b)(c)	EUR1,049	1,197,127
Last Mile Logistics Pan Euro Finance DAC, 4.83%, 08/17/33, (3-mo. EURIBOR + 2.700%)(b)(c)	EUR1,871	2,129,989
Last Mile Securities PE DAC, 4.48%, 08/17/31, (3-mo. EURIBOR + 2.350%)(b)(c)	EUR915	1,044,018
LBA Trust
5.78%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD6,180	6,202,041
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.93%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD7,325	$7,331,867
LUX, 7.03%, 08/15/40, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD882	885,654
MCR Mortgage Trust
5.92%, 06/12/39(a)	USD4,800	4,834,734
6.10%, 02/15/37, (1-mo. CME Term SOFR + 1.758%)(a)(b)	USD894	894,039
6.13%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD5,830	5,837,287
7.45%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD1,813	1,812,807
8.25%, 02/15/37, (1-mo. CME Term SOFR + 3.905%)(a)(b)	USD1,652	1,653,734
MF1 Trust
5.41%, 12/15/34, (1-mo. CME Term SOFR + 1.070%)(a)(b)	USD130	129,651
5.71%, 12/15/34, (1-mo. CME Term SOFR + 1.370%)(a)(b)	USD100	99,598
MFA Trust
1.47%, 11/25/64(a)(b)	USD4,026	3,537,928
4.23%, 12/25/66(a)(b)	USD1,100	949,332
5.27%, 08/25/69(a)(d)	USD6,588	6,557,913
5.57%, 09/25/67(a)(d)	USD1,496	1,490,409
5.75%, 11/25/67(a)(d)	USD562	560,403
6.11%, 12/25/68(a)(d)	USD2,151	2,156,898
6.58%, 03/25/69(a)(d)	USD1,317	1,328,794
6.62%, 07/25/68(a)(d)	USD2,572	2,585,697
MFRA Trust
5.72%, 12/25/69(a)(d)	USD6,940	6,959,311
6.67%, 12/25/69(a)(b)	USD3,529	3,565,183
MHP
5.16%, 07/15/38, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD4,720	4,720,000
5.16%, 01/15/39, (1-mo. CME Term SOFR + 0.815%)(a)(b)	USD2,636	2,635,813
5.36%, 07/15/38, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD1,300	1,300,000
5.51%, 07/15/38, (1-mo. CME Term SOFR + 1.164%)(a)(b)	USD215	215,000
5.81%, 07/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD215	215,000
6.21%, 07/15/38, (1-mo. CME Term SOFR + 1.864%)(a)(b)	USD350	350,000
Miltonia Mortgage Finance SRL, 3.25%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR200	225,238
MIRA Trust, 6.75%, 06/10/38(a)	USD103	106,491
Morgan Stanley Bank of America Merrill Lynch Trust, 4.50%, 10/15/48(b)	USD117	114,919
Morgan Stanley Capital I Trust
3.52%, 07/15/52	USD895	838,245
3.70%, 06/15/52	USD895	844,404
3.89%, 12/15/50(b)	USD230	223,083
4.43%, 07/15/51(b)	USD650	636,514
4.62%, 07/15/51(b)	USD182	174,970
5.89%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD799	776,052
5.91%, 12/15/38, (1-mo. CME Term SOFR + 1.563%)(a)(b)	USD3,338	3,038,446
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Residential Mortgage Loan Trust
5.04%, 07/25/69(a)(b)	USD5,977	$5,925,570
5.44%, 07/25/70(a)	USD13,831	13,815,865
5.44%, 07/25/70(a)(b)	USD14,900	14,899,990
5.56%, 03/25/70(a)(d)	USD11,376	11,404,080
5.74%, 11/25/69(a)(b)	USD2,652	2,658,221
5.96%, 03/25/70(a)(b)	USD3,215	3,235,833
6.50%, 11/25/69(a)(b)	USD1,830	1,847,372
6.97%, 07/25/70(a)(b)	USD1,500	1,474,663
Mortimer PLC
5.06%, 09/22/67, (1-day SONIA + 0.830%)(c)	GBP1,180	1,563,555
5.38%, 09/22/67, (1-day SONIA + 1.150%)(c)	GBP561	743,743
5.78%, 09/22/67, (1-day SONIA + 1.550%)(c)	GBP100	132,956
6.33%, 09/22/67, (1-day SONIA + 2.100%)(c)	GBP100	132,919
NCMF Trust, 7.53%, 06/10/33(a)(b)	USD4,493	4,524,785
New Residential Mortgage Loan Trust
1.00%, 01/25/65(a)(d)	USD3,656	3,671,060
2.49%, 09/25/59(a)(b)	USD1,717	1,633,937
2.71%, 11/25/59(a)(b)	USD102	96,741
2.72%, 01/26/60(a)(b)	USD636	599,060
2.77%, 01/26/60(a)(b)	USD1,855	1,743,934
2.80%, 09/25/59(a)(b)	USD2,863	2,723,246
3.75%, 05/28/52(a)(b)	USD92	87,447
3.75%, 05/28/52(a)(b)	USD449	428,423
3.75%, 05/28/52(a)(b)	USD36	34,005
3.75%, 05/25/54(a)(b)	USD152	143,932
3.99%, 04/25/62(a)(b)	USD922	836,903
4.00%, 03/25/57(a)(b)	USD124	119,112
4.50%, 02/25/58(a)(b)	USD84	82,312
4.75%, 12/25/57(a)(b)	USD142	140,924
5.12%, 09/25/64(a)(b)	USD6,533	6,468,923
5.35%, 07/25/65(a)(b)	USD4,900	4,894,515
5.47%, 11/25/64(a)(d)	USD9,371	9,365,122
5.53%, 05/25/65(a)	USD19,374	19,437,378
6.13%, 03/25/64(a)(d)	USD1,688	1,693,624
6.30%, 11/25/52(a)(d)	USD2,338	2,329,699
6.47%, 01/25/65(a)(b)	USD2,172	2,193,397
7.05%, 07/25/65(a)(b)	USD3,500	3,466,156
NEW Residential Mortgage Loan Trust, 5.57%, 04/25/65(a)(d)	USD2,282	2,290,303
NLT Trust, 3.20%, 10/25/62(a)(b)	USD1,262	1,133,694
NYC Commercial Mortgage Trust, 7.39%, 07/13/42(a)(b)	USD1,179	1,178,186
NYCT Trust 2024-3ELV
6.33%, 08/15/29, (1-mo. CME Term SOFR + 1.991%)(a)(b)	USD5,000	5,016,617
7.18%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD1,000	992,870
8.18%, 08/15/29, (1-mo. CME Term SOFR + 3.838%)(a)(b)	USD4,000	3,958,776
NYMT Loan Trust
3.75%, 11/25/69(a)(b)	USD9,900	9,423,253
5.38%, 06/25/69(a)(b)	USD7,315	7,292,029
OBX Trust
1.07%, 02/25/66(a)(b)	USD1,472	1,255,087
4.50%, 11/25/48(a)(b)	USD246	236,273
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.94%, 09/25/64(a)(d)	USD3,192	$3,165,362
5.11%, 08/25/62(a)(d)	USD420	417,732
5.61%, 11/25/64(a)(b)	USD8,535	8,529,527
5.88%, 06/25/64(a)(d)	USD1,457	1,460,890
5.95%, 01/25/59(a)(b)	USD987	991,814
5.95%, 02/25/63(a)(d)	USD8,586	8,583,680
5.99%, 01/25/64(a)(d)	USD1,275	1,279,649
6.07%, 01/25/64(a)(d)	USD3,217	3,235,253
6.10%, 09/25/62(a)(d)	USD1,590	1,584,094
6.13%, 12/25/63(a)(d)	USD1,122	1,129,406
6.45%, 09/25/62(a)(d)	USD1,328	1,324,290
6.52%, 07/25/63(a)(d)	USD1,900	1,909,237
ONE Mortgage Trust, 5.16%, 03/15/36, (1-mo. CME Term SOFR + 0.814%)(a)(b)	USD1,800	1,768,584
One New York Plaza Trust
5.41%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD1,000	978,377
5.71%, 01/15/36, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD519	504,658
5.96%, 01/15/36, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD1,000	968,616
ONNI Commerical Mortgage Trust, 5.57%, 07/15/39(a)(b)	USD3,605	3,672,829
OPEN Trust, 7.43%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD422	422,633
ORL Trust, 5.83%, 12/15/39, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD4,400	4,403,901
PGA Trust, 6.23%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD6,760	6,768,450
Pierpont BTL PLC
5.03%, 03/21/62, (1-day SONIA + 1.050%)(b)(c)	GBP552	731,419
5.08%, 09/21/61, (1-day SONIA + 0.840%)(b)(c)	GBP1,396	1,851,697
5.28%, 03/21/62, (1-day SONIA + 1.300%)(b)(c)	GBP289	384,313
5.53%, 03/21/62, (1-day SONIA + 1.400%)(b)(c)	GBP100	132,966
PMT Loan Trust
5.50%, 03/25/56(a)(b)	USD3,830	3,783,873
5.50%, 10/25/59(a)(b)	USD7,386	7,302,281
6.00%, 02/25/56(a)(b)	USD7,498	7,542,483
Polaris PLC
5.04%, 02/26/68, (1-day SONIA + 0.820%)(b)(c)	GBP1,820	2,408,658
5.27%, 02/26/68, (1-day SONIA + 1.050%)(b)(c)	GBP413	546,230
5.27%, 08/25/68, (1-day SONIA + 1.050%)(b)(c)	GBP196	259,059
5.62%, 02/26/68, (1-day SONIA + 1.400%)(b)(c)	GBP108	142,745
5.62%, 08/25/68, (1-day SONIA + 1.400%)(b)(c)	GBP100	132,172
6.02%, 02/26/68, (1-day SONIA + 1.800%)(b)(c)	GBP100	132,170
PRET Trust
4.00%, 08/25/64(a)(d)	USD1,222	1,173,222
4.00%, 07/25/69(a)(d)	USD3,699	3,561,852
PRKCM, 5.55%, 02/25/60(a)(d)	USD3,371	3,369,777
PRKCM Trust
2.07%, 11/25/56(a)(b)	USD2,929	2,577,517

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.33%, 03/25/59(a)(d)	USD951	$956,208
6.43%, 05/25/59(a)(d)	USD1,242	1,251,215
6.60%, 02/25/58(a)(d)	USD2,058	2,055,458
PRM5 Trust
4.47%, 03/10/33(a)(b)	USD7,507	7,436,547
5.62%, 03/10/33(a)(b)	USD3,200	3,163,349
PRPM, 5.23%, 08/25/69(a)(d)	USD6,572	6,539,892
PRPM LLC, 4.00%, 07/25/54(a)(d)	USD1,509	1,476,771
PRPM Trust
5.50%, 08/25/67(a)(d)	USD2,968	2,961,331
5.67%, 12/26/69(a)(d)	USD11,196	11,175,313
5.69%, 04/25/70(a)	USD12,566	12,597,135
5.80%, 11/25/69(a)(d)	USD4,707	4,717,081
6.22%, 11/25/68(a)(d)	USD3,653	3,665,357
6.27%, 12/25/68(a)(d)	USD1,403	1,410,543
6.52%, 12/26/69(a)(b)	USD5,000	5,035,920
6.65%, 11/25/69(a)(b)	USD2,027	2,046,435
Radian Mortgage Capital Trust, 5.50%, 03/25/55(a)(b)	USD1,918	1,892,834
Radian Mortgage Capital Trust LLC, 6.00%, 11/25/54(a)(b)	USD1,836	1,838,230
RESIMAC Premier Series 2025-1, 4.89%, 09/12/56(c)	AUD1,531	987,152
ROCK Trust, 8.82%, 11/13/41(a)	USD2,000	2,103,801
RUN Trust, 4.00%, 03/25/67(a)	USD2,044	1,991,582
Sage AR Funding
4.22%, 05/17/37, (1-day SONIA + 1.300%)(b)(c)	GBP1,948	2,587,794
6.23%, 05/17/37, (1-day SONIA + 2.400%)(b)(c)	GBP988	1,314,489
6.63%, 05/17/37, (5-year EUR Swap + 4.281%)(b)(c)	GBP390	518,260
8.13%, 05/17/37, (1-day SONIA + 2.000%)(b)(c)	GBP337	447,692
SAIF Securitization Trust, 5.97%, 07/25/54(a)(d)	USD2,854	2,864,264
Santander Mortgage Asset Receivable Trust, 5.73%, 02/25/65(a)	USD3,218	3,225,809
Sapphire XXXII Trust, 4.89%, 06/14/66, (1-month BB Swap + 1.100%)(b)	AUD5,880	3,782,787
SCG Commercial Mortgage Trust, 7.29%, 03/15/35, (1-mo. CME Term SOFR + 2.950%)(a)(b)	USD7,410	7,365,286
SCG Mortgage Trust, 6.08%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD8,700	8,705,434
SDAL Trust, 6.78%, 04/15/42, (1-mo. CME Term SOFR + 2.441%)(a)(b)	USD10,496	10,513,886
SELF Commercial Mortgage Trust
5.88%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD4,680	4,709,656
8.53%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD3,050	3,041,936
Sequoia Mortgage Trust
2.50%, 06/25/51(a)(b)	USD629	580,737
4.45%, 11/25/63(a)(b)	USD6,410	6,382,105
5.50%, 10/25/54(a)(b)	USD5,831	5,772,136
SG Residential Mortgage Trust, 5.35%, 08/25/62(a)(d)	USD2,584	2,574,493
SHR Trust
6.29%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD5,130	5,129,999
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
8.79%, 10/15/41, (1-mo. CME Term SOFR + 4.450%)(a)(b)	USD345	$346,722
SMRT Commercial Mortgage Trust, 5.34%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD5,150	5,137,125
SREIT Trust
5.19%, 11/15/38, (1-mo. CME Term SOFR + 0.845%)(a)(b)	USD5,565	5,564,875
5.28%, 11/15/36, (1-mo. CME Term SOFR + 0.936%)(a)(b)	USD6,670	6,667,916
5.83%, 11/15/36, (1-mo. CME Term SOFR + 1.485%)(a)(b)	USD265	264,917
Starwood Mortgage Residential Trust
0.94%, 05/25/65(a)(b)	USD4,002	3,734,296
1.17%, 05/25/65(a)(b)	USD1,181	1,102,242
1.92%, 09/25/66(a)(b)	USD599	503,342
2.18%, 05/25/65(a)(b)	USD500	443,471
Stratton Mortgage Funding PLC
5.21%, 06/25/49, (1-day SONIA + 0.975%)(b)(c)	GBP385	508,424
5.59%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP179	236,481
STWD Trust, 5.03%, 07/15/36, (1-mo. CME Term SOFR + 0.691%)(a)(b)	USD4,780	4,778,103
Taurus 2025-4 UK DAC
5.47%, 08/18/35, (1-day SONIA + 1.250%)(b)(c)	GBP782	1,032,748
5.82%, 08/18/35, (1-day SONIA + 1.600%)(b)(c)	GBP100	132,065
Taurus U.K. DAC
5.74%, 02/18/35, (1-day SONIA + 1.500%)(b)(c)	GBP2,037	2,701,955
6.24%, 02/18/35, (1-day SONIA + 2.000%)(b)(c)	GBP401	528,781
6.74%, 02/18/35, (1-day SONIA + 2.500%)(b)(c)	GBP496	650,086
TCO Commercial Mortgage Trust, 7.08%, 12/15/39, (1-mo. CME Term SOFR + 2.741%)(a)(b)	USD2,500	2,475,576
THPT Mortgage Trust, 6.99%, 12/10/34(a)(b)	USD6,627	6,723,962
Thunder Logistics DAC
3.63%, 11/17/36, (3-mo. EURIBOR + 1.500%)(c)	EUR797	906,576
4.18%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR72	81,806
4.68%, 11/17/36, (3-mo. EURIBOR + 2.550%)(c)	EUR72	81,886
Together Asset Backed Securitisation PLC, 5.42%, 01/15/57, (5-year UK Government Bond + 5.250%)(b)(c)	GBP1,549	2,047,102
Together Asset-Backed Securitisation PLC
5.15%, 09/12/56, (1-day SONIA + 0.930%)(b)(c)	GBP863	1,143,744
5.18%, 10/12/65, (1-day SONIA + 0.960%)(c)	GBP1,190	1,579,768
5.42%, 09/12/56, (1-day SONIA + 1.200%)(b)(c)	GBP424	561,140
5.72%, 09/12/56, (1-day SONIA + 1.500%)(b)(c)	GBP100	132,318
5.72%, 01/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP182	240,549
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.02%, 01/15/57, (1-day SONIA + 1.800%)(b)(c)	GBP109	$145,113
6.17%, 09/12/56, (1-day SONIA + 1.950%)(b)(c)	GBP100	132,419
Towd Point Mortgage Trust
3.50%, 03/25/58(a)(b)	USD1,500	1,449,375
3.75%, 07/25/62(a)(b)	USD822	775,761
3.75%, 08/01/62(a)(b)	USD2,057	1,943,508
4.94%, 11/25/57(a)(b)	USD100	98,962
5.73%, 11/25/64(a)(d)	USD10,340	10,374,954
TRK Trust, 4.34%, 06/25/57(a)(d)	USD1,423	1,349,328
TTAN
5.31%, 03/15/38, (1-mo. CME Term SOFR + 0.964%)(a)(b)	USD6,113	6,114,448
5.81%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD1,309	1,310,130
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD4,304	4,523,597
U.K. Logistics DAC
5.88%, 05/17/34, (1-day SONIA + 1.650%)(c)	GBP202	267,310
8.32%, 05/17/35, (1-day SONIA + 4.000%)(b)(c)	GBP824	1,091,912
UBS Commercial Mortgage Trust
3.76%, 10/15/52(b)	USD1,200	1,037,178
3.84%, 10/15/50(b)	USD565	539,170
UK Logistics DAC
5.59%, 02/17/35, (1-day SONIA + 1.350%)(b)(c)	GBP1,404	1,864,510
5.94%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP197	263,357
6.34%, 02/17/35, (1-day SONIA + 2.100%)(b)(c)	GBP100	132,874
7.34%, 02/17/35, (1-day SONIA + 3.100%)(b)(c)	GBP219	290,539
VEGAS, 6.22%, 07/10/36(a)(b)	USD5,390	5,061,050
VEGAS Trust, 5.52%, 11/10/39(a)	USD4,850	4,893,026
Velocity Commercial Capital Loan Trust
5.22%, 06/25/52(a)(b)	USD2,006	1,923,314
5.49%, 10/25/54(a)(b)	USD2,869	2,851,624
5.81%, 12/25/54(a)(b)	USD6,492	6,499,064
5.87%, 06/25/55(a)(b)	USD12,919	12,972,596
6.03%, 02/25/55(a)(b)	USD2,112	2,124,038
6.58%, 04/25/54(a)(b)	USD750	757,303
6.98%, 02/25/55(a)(b)	USD1,997	2,007,144
9.67%, 12/25/54(a)(b)	USD1,604	1,615,309
Verus Securitization Trust
1.82%, 11/25/66(a)(b)	USD663	601,853
3.80%, 04/25/67(a)(b)	USD2,631	2,386,445
4.13%, 02/25/67(a)(d)	USD1,866	1,776,597
5.10%, 09/25/69(a)(b)	USD6,791	6,740,110
5.22%, 09/25/69(a)(b)	USD6,891	6,851,196
5.33%, 08/26/69(a)	USD1,829	1,820,664
5.36%, 10/25/69(a)(b)	USD4,577	4,567,228
5.42%, 07/25/70(a)	USD14,900	14,886,448
5.43%, 06/25/70(a)	USD12,980	12,983,387
5.62%, 05/25/70(a)(d)	USD9,064	9,100,883
5.71%, 01/25/69(a)(d)	USD5,482	5,482,476
5.81%, 05/25/68(a)(d)	USD2,222	2,221,248
5.85%, 12/25/67(a)(d)	USD426	424,710
5.93%, 03/25/68(a)(d)	USD3,941	3,943,390
6.10%, 02/25/69(a)(d)	USD289	290,376
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.12%, 03/25/69(a)(d)	USD2,014	$2,024,165
6.34%, 04/25/69(a)(d)	USD2,643	2,667,386
6.40%, 05/25/65(a)(b)	USD583	571,548
6.76%, 02/25/68(a)(d)	USD2,245	2,245,975
7.64%, 06/25/69(a)(b)	USD1,335	1,361,863
8.03%, 04/25/69(a)(b)	USD500	510,806
8.19%, 11/25/68(a)(b)	USD1,500	1,535,163
Verus Securitization Trust 2024, 8.38%, 04/25/69(a)	USD1,240	1,248,222
Visio Trust, 1.31%, 11/25/55(a)	USD68	64,830
Vista Point Securitization Trust
5.68%, 01/25/55(a)(d)	USD7,199	7,185,051
6.00%, 01/25/55(a)(d)	USD1,000	1,004,626
WaMu Mortgage Pass-Through Certificates Series Trust, 4.93%, 09/25/46, (12-mo. MTA + 0.960%)(b)	USD36	29,755
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust, 5.22%, 04/25/47, (12-mo. MTA + 1.250%)(b)	USD245	210,779
Wells Fargo Commercial Mortgage Trust
3.75%, 03/15/59	USD850	840,310
3.98%, 12/15/49(b)	USD440	431,486
4.06%, 08/17/36(a)(b)	USD210	204,631
4.70%, 01/15/59(b)	USD205	203,156
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD450	446,936
Series 2018-C46, Class AS, 4.38%, 08/15/51	USD660	645,695
Series 2019-C50, Class AS, 4.02%, 05/15/52	USD870	827,772
Wells Fargo Mortgage-Backed Securities Trust, 3.50%, 07/25/47(a)(b)	USD170	154,675
WEST Trust, 5.28%, 04/10/35(a)(b)	USD4,126	4,181,838
WHARF Commercial Mortgage Trust
5.35%, 07/15/40(a)(b)	USD3,947	4,009,752
7.72%, 07/15/40(a)(b)	USD2,897	2,946,795
Winchester 1 PLC
5.11%, 10/21/56(c)	GBP781	1,036,370
5.42%, 10/21/56, (1-day SONIA + 1.200%)(c)	GBP340	451,342
5.77%, 10/21/56, (1-day SONIA + 1.550%)(c)	GBP100	132,389
6.22%, 10/21/56, (1-day SONIA + 2.000%)(c)	GBP100	132,608
WinWater Mortgage Loan Trust
3.50%, 11/20/44(a)(b)	USD299	277,461
3.50%, 01/20/45(a)(b)	USD131	121,944
3.50%, 02/20/45(a)(b)	USD374	343,068
3.50%, 02/20/45(a)(b)	USD150	137,227
3.93%, 06/20/44(a)(b)	USD389	373,428
4.00%, 09/20/44(a)(b)	USD98	93,665
		2,235,526,463
Municpal Debt Obligations — 0.0%
Tower Bridge Funding PLC, 5.02%, 12/20/66(c)	GBP496	656,692
Total Collateralized Mortgage Obligations — 21.6% (Cost: $2,312,523,638)		2,319,897,594

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Convertible Bonds
Commercial Services — 0.1%
Nexi SpA, Series ., 0.00% 02/24/28(c)(f)	EUR10,600	$11,034,096
Engineering & Construction — 0.1%
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(c)	EUR4,400	4,480,178
Food — 0.0%
Ocado Group PLC, 0.75%, 01/18/27(c)	GBP3,500	4,252,517
Semiconductors — 0.0%
ams-OSRAM AG, Series ., 2.13%, 11/03/27(c)	EUR1,100	1,208,245
Total Convertible Bonds — 0.2% (Cost: $19,966,624)		20,975,036
Corporate Bonds & Notes
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD812	810,898
7.13%, 02/15/31(a)	USD2,895	2,891,004
7.50%, 03/15/33(a)	USD240	239,574
7.88%, 04/01/30(a)(g)	USD3,325	3,424,108
9.00%, 09/15/28(a)(g)	USD3,061	3,207,135
Lamar Media Corp.
3.63%, 01/15/31	USD240	220,786
3.75%, 02/15/28	USD150	144,898
4.00%, 02/15/30	USD240	227,723
4.88%, 01/15/29	USD2,877	2,825,383
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD880	837,805
5.00%, 08/15/27(a)	USD3,988	3,947,864
7.38%, 02/15/31(a)	USD240	251,992
Stagwell Global LLC, 5.63%, 08/15/29(a)(g)	USD2,644	2,544,896
Summer BC Holdco B SARL
5.88%, 02/15/30(c)	EUR1,997	2,241,447
6.39%, 02/15/30, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR1,253	1,408,453
		25,223,966
Aerospace & Defense — 0.4%
Bombardier Inc.
6.75%, 06/15/33(a)	USD1,248	1,282,721
7.00%, 06/01/32(a)(g)	USD1,184	1,224,835
7.25%, 07/01/31(a)(g)	USD2,321	2,423,602
8.75%, 11/15/30(a)	USD1,180	1,269,826
Czechoslovak Group AS, 5.25%, 01/10/31(c)	EUR6,517	7,641,720
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD178	175,126
9.38%, 11/30/29(a)	USD737	778,742
9.75%, 11/15/30(a)	USD7,087	7,794,305
TransDigm Inc.
4.63%, 01/15/29	USD3,103	3,033,847
6.00%, 01/15/33(a)	USD895	899,420
6.38%, 03/01/29(a)	USD10,165	10,403,380
6.38%, 05/31/33(a)	USD2,657	2,673,877
6.63%, 03/01/32(a)	USD2,276	2,340,340
6.75%, 08/15/28(a)(g)	USD2,886	2,944,765
Security	Par (000)	Value
Aerospace & Defense (continued)
7.13%, 12/01/31(a)	USD197	$205,126
		45,091,632
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	USD400	399,439
6.00%, 06/15/30(a)	USD227	228,451
Tereos Finance Groupe I SA
5.75%, 04/30/31(c)	EUR832	935,236
5.88%, 04/30/30(c)	EUR2,104	2,405,142
7.25%, 04/15/28(c)	EUR2,559	3,017,370
		6,985,638
Airlines — 0.5%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% cash and 8.00% PIK)(a)(h)	USD268	204,680
Air France-KLM, Series ., 5.75%, (1-day SONIA + 0.800%)(b)(c)(i)	EUR7,000	8,148,164
Air New Zealand Ltd., 6.50%, 05/25/29	AUD270	182,509
American Airlines Inc.
7.25%, 02/15/28(a)(g)	USD4,890	4,989,822
8.50%, 05/15/29(a)(g)	USD1,176	1,229,067
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD88	88,107
5.75%, 04/20/29(a)	USD479	478,832
Delta Air Lines Inc.
4.95%, 07/10/28	USD10,048	10,092,573
5.25%, 07/10/30(g)	USD8,033	8,108,702
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(b)(c)	EUR10,700	12,404,129
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	USD952	933,341
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(g)	USD7,571	7,320,022
Qantas Airways Ltd., 5.90%, 09/19/34(c)	AUD1,500	984,652
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)	USD1,745	1,648,429
7.88%, 05/01/27(a)(g)	USD900	903,080
9.50%, 06/01/28(a)(g)	USD1,160	1,188,999
		58,905,108
Apparel — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(c)	EUR6,356	7,380,207
10.00%, 07/15/33, (10.00 % Cash and 10.75 % PIK)(a)(h)	USD1,500	1,563,862
Hanesbrands Inc., 9.00%, 02/15/31(a)(g)	USD912	959,889
Levi Strauss & Co., 4.00%, 08/15/30(c)	EUR1,318	1,529,754
PrestigeBidCo GmbH, 5.78%, 07/01/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR1,253	1,436,786
		12,870,498
Auto Manufacturers — 1.0%
Allison Transmission Inc., 4.75%, 10/01/27(a)	USD1,225	1,212,685
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP7,662	9,476,274
Hyundai Capital America, 5.70%, 03/27/30, (1-day SOFR + 1.350%)(b)(c)	USD4,500	4,520,476
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29(a)	USD240	239,096
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.88%, 01/15/28(a)	USD701	$703,137
Mercedes-Benz International Finance BV, 2.50%, 09/05/28(c)	EUR4,000	4,554,877
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	USD825	791,633
7.05%, 09/15/28(a)(g)	USD1,988	2,048,167
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD855	834,091
4.81%, 09/17/30(a)	USD8,899	8,178,552
5.25%, 07/17/29(c)	EUR9,658	11,197,428
7.75%, 07/17/32(a)	USD2,130	2,205,005
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.200%)(b)(c)	EUR2,100	2,431,784
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(b)(c)	EUR20,000	23,840,229
Traton Finance Luxembourg SA, 3.02%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR10,800	12,363,346
Volkswagen Financial Services AG, 2.25%, 10/16/26(c)	EUR4,091	4,658,740
Volkswagen International Finance NV
3.88%, (10-year EUR Swap + 3.370%)(b)(c)(i)	EUR5,000	5,711,296
5.49%, (8-year EUR Swap + 3.494%)(b)(c)(i)	EUR1,000	1,174,148
Series ., 5.99%, (1-year UK Government Bond + 1.250%)(b)(c)(i)	EUR4,900	5,758,676
Volkswagen Leasing GmbH, 3.63%, 10/11/26(c)	EUR8,226	9,501,746
		111,401,386
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD240	245,668
7.50%, 02/15/33(a)(g)	USD4,571	4,661,327
8.25%, 04/15/31(a)	USD240	250,868
American Axle & Manufacturing Inc.
5.00%, 10/01/29(g)	USD7,493	6,798,682
6.88%, 07/01/28	USD625	622,603
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)	USD782	787,155
Clarios Global LP / Clarios U.S. Finance Co., 4.75%, 06/15/31(c)	EUR11,359	13,106,835
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD1,716	1,754,490
6.75%, 02/15/30(a)	USD1,106	1,140,319
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR2,411	2,974,241
Forvia SE
2.38%, 06/15/29(c)	EUR1,046	1,122,706
3.75%, 06/15/28(c)	EUR360	410,226
5.50%, 06/15/31(c)	EUR7,820	9,135,505
5.63%, 06/15/30(c)	EUR2,320	2,716,830
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29(g)	USD2,979	2,889,961
5.25%, 07/15/31(g)	USD1,927	1,828,453
5.63%, 04/30/33(g)	USD1,771	1,662,083
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(c)(h)	EUR1,271	$1,556,762
8.75%, 05/15/28, (8.75% PIK)(c)(h)	EUR4,000	4,786,112
LG Energy Solution Ltd.
5.38%, 04/02/30(c)	USD2,500	2,533,800
6.05%, 04/02/30(b)(c)	USD2,500	2,529,900
Mahle GmbH
2.38%, 05/14/28(c)	EUR200	216,018
6.50%, 05/02/31(c)	EUR8,381	9,657,913
Opmobility, 4.30%, 02/05/31(c)	EUR1,200	1,386,215
Robert Bosch GmbH, 4.38%, 06/02/43(c)	EUR6,700	7,718,802
Schaeffler AG
3.38%, 10/12/28(c)	EUR4,400	5,025,420
4.25%, 04/01/28(c)	EUR1,800	2,090,884
5.38%, 04/01/31(c)	EUR1,200	1,414,098
Tenneco Inc., 8.00%, 11/17/28(a)	USD7,744	7,686,275
ZF Europe Finance BV
2.50%, 10/23/27(c)	EUR9,900	10,759,311
3.00%, 10/23/29(c)	EUR4,400	4,440,257
6.13%, 03/13/29(c)	EUR3,000	3,427,878
7.00%, 06/12/30(c)	EUR4,200	4,847,111
ZF Finance GmbH
2.25%, 05/03/28(c)	EUR500	524,952
5.75%, 08/03/26(c)	EUR100	115,637
ZF North America Capital Inc.
6.75%, 04/23/30(a)	USD1,045	994,436
6.88%, 04/23/32(a)(g)	USD2,351	2,193,773
7.13%, 04/14/30(a)	USD3,797	3,680,433
		129,693,939
Banks — 3.7%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(b)(c)	EUR6,000	7,040,042
ABN AMRO Bank NV, 5.50%, 09/21/33, (5-year EURIBOR ICE Swap + 2.450%)(b)(c)	EUR3,500	4,249,441
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(b)(c)(i)	USD250	264,144
AIB Group PLC
6.00%, (5-year EURIBOR ICE Swap + 3.705%)(b)(c)(i)	EUR3,500	4,024,981
7.13%, (5-year EURIBOR ICE Swap + 4.387%)(b)(c)(i)	EUR5,436	6,669,671
Al Rajhi Sukuk Ltd., 6.25%, (6-year CMT + 1.594%)(b)(c)(i)	USD684	689,465
Alpha Bank SA, 6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(b)(c)	EUR3,000	3,696,028
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(c)(i)	USD4,500	4,381,875
B&M European Value Retail SA, 6.50%, 11/27/31(c)	GBP6,300	8,395,191
Banca Monte dei Paschi di Siena SpA, 4.38%, 10/02/35, (1-month BB Swap + 1.400%)(b)(c)	EUR8,500	9,818,722
Banco Bilbao Vizcaya Argentaria SA
6.88%, (5-year EUR Swap + 4.267%)(b)(c)(i)	EUR1,000	1,225,580
7.75%, (5-year CMT + 3.249%)(b)(g)(i)	USD3,227	3,344,093
8.38%, (5-year EURIBOR ICE Swap + 5.544%)(b)(c)(i)	EUR5,000	6,341,075

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco de Credito e Inversiones SA, 8.75%, (5-year CMT + 4.944%)(a)(b)(g)(i)	USD400	$426,800
Banco de Credito Social Cooperativo SA, 5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(b)(c)	EUR2,000	2,321,916
Banco de Sabadell SA, Series ., 6.50%, (5-year EURIBOR ICE Swap + 3.012%)(b)(c)(i)	EUR1,600	1,899,504
Banco del Estado de Chile, 7.95%, (30-day Avg SOFR + 1.250%)(a)(b)(i)	USD276	293,026
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(b)(i)	USD260	254,881
8.38%, (5-year CMT + 4.072%)(a)(b)(i)	USD411	420,010
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(b)(g)	USD510	541,365
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(a)	USD650	660,328
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(b)(c)(i)	USD4,500	4,336,875
Bank of America Corp.
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(b)(c)	EUR5,291	5,429,326
1.66%, 04/25/28, (3-mo. EURIBOR + 0.890%)(b)(c)	EUR7,697	8,667,514
Bank of Queensland Ltd., 5.54%, 01/29/35, (5-year EURIBOR ICE Swap + 4.189%)(b)	AUD590	379,535
Bankinter SA
5.00%, 06/25/34, (5-year UK Government Bond + 4.493%)(b)(c)	EUR2,000	2,398,648
6.25%, (5-year EUR Swap + 6.714%)(b)(c)(i)	EUR2,600	3,017,382
7.38%, (5-year EURIBOR ICE Swap + 4.708%)(b)(c)(i)	EUR7,800	9,651,856
Banque Federative du Credit Mutuel SA, 4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.750%)(b)(c)	EUR16,700	19,355,956
Barclays PLC
4.51%, 01/31/33, (1-year EURIBOR ICE Swap + 2.050%)(b)(c)	EUR6,500	7,835,385
4.92%, 08/08/30, (1-year EUR Swap + 1.750%)(b)(c)	EUR4,072	4,977,356
6.37%, 01/31/31, (1-year UK Government Bond + 2.800%)(b)(c)	GBP3,975	5,529,219
9.25%, (5-year GBP Swap + 5.639%)(b)(i)	GBP2,600	3,716,969
BPCE SA, 4.00%, 01/20/34, (3-mo. EURIBOR + 1.470%)(b)(c)	EUR3,000	3,499,916
BPER Banca SpA, 6.50%, (5-year EURIBOR ICE Swap + 4.346%)(b)(c)(i)	EUR5,000	5,926,072
CaixaBank SA
6.25%, (5-year EURIBOR ICE Swap + 3.935%)(b)(c)(i)	EUR2,200	2,592,322
7.50%, (5-year EURIBOR ICE Swap + 5.295%)(b)(c)(i)	EUR2,600	3,297,210
Series ., 5.88%, (5-year EUR Swap + 6.346%)(b)(c)(i)	EUR5,400	6,409,777
Commerzbank AG
4.25%, (5-year EUR Swap + 4.387%)(b)(c)(i)	EUR3,600	4,050,473
Security	Par (000)	Value
Banks (continued)
6.50%, (5-year EUR Swap + 6.743%)(b)(c)(i)	EUR5,000	$6,080,014
6.63%, (1-day SONIA + 1.500%)(b)(c)(i)	EUR200	237,540
7.88%, (5-year EURIBOR ICE Swap + 5.129%)(b)(c)(i)	EUR1,800	2,315,908
8.63%, 02/28/33, (5-year UK Government Bond + 5.251%)(b)(c)	GBP1,500	2,132,860
Credit Agricole SA, 5.88%, (5-year EURIBOR ICE Swap + 3.636%)(b)(c)(i)	EUR3,400	3,914,553
Deutsche Bank AG
4.50%, (5-year EURIBOR ICE Swap + 4.552%)(b)(c)(i)	EUR5,800	6,515,000
4.63%, (5-year EURIBOR ICE Swap + 4.747%)(b)(c)(i)	EUR7,400	8,212,811
8.13%, (5-year USD ICE Swap + 4.358%)(b)(c)(i)	USD2,800	2,935,800
Eurobank Ergasias Services and Holdings SA, 4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.000%)(b)(c)	EUR3,275	3,770,081
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	USD580	582,516
12.00%, 10/01/28(a)(g)	USD3,947	4,221,384
12.25%, 10/01/30(a)	USD1,971	2,180,212
Goldman Sachs Group Inc. (The)
1.25%, 02/07/29(c)	EUR15,282	16,579,286
1.50%, 12/07/27(c)	GBP1,595	1,973,292
3.63%, 10/29/29, (1-year UK Government Bond + 1.950%)(b)(c)	GBP1,400	1,795,014
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	USD4,584	4,603,270
7.25%, 04/10/28	GBP617	871,185
HSBC Holdings PLC
1.75%, 07/24/27, (1-day SONIA + 1.307%)(b)	GBP4,830	6,204,142
5.60%, 03/11/35, (3-month BB Swap + 1.870%)(b)(c)	AUD2,610	1,674,616
ING Groep NV
1.75%, 02/16/31, (3-mo. EURIBOR + 1.150%)(b)(c)	EUR3,300	3,565,169
2.13%, 05/26/31, (5-year EUR Swap + 2.400%)(b)(c)	EUR3,500	3,978,120
7.25%, (5-year USD ICE Swap + 4.084%)(b)(c)(i)	USD4,050	4,176,178
8.00%, (5-year USD ICE Swap + 4.360%)(b)(c)(i)	USD2,525	2,726,154
Intesa Sanpaolo SpA, 5.50%, (5-year EUR Swap + 5.848%)(b)(c)(i)	EUR4,258	5,007,677
KBC Group NV, 8.00%, (5-year EURIBOR ICE Swap + 4.928%)(b)(c)(i)	EUR2,200	2,811,991
LG Electronics Inc., 5.63%, 04/24/27(c)	USD635	645,268
Lloyds Banking Group PLC
8.50%, (5-year UK Government Bond + 5.883%)(b)(i)	GBP1,300	1,804,799
Series ., 7.50%, (5-year UK Government Bond + 3.436%)(b)(i)	GBP3,075	4,119,233
Morgan Stanley
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR9,556	11,198,270
4.66%, 03/02/29(b)	EUR19,486	23,305,127
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd., 5.77%, 07/30/40, (3-mo. CME Term SOFR + 1.250%)(b)(c)	AUD4,575	$2,959,734
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(b)(c)	EUR3,700	4,585,156
NatWest Group PLC, 7.50%, (5-year UK Government Bond + 3.294%)(b)(i)	GBP5,025	6,681,890
Societe Generale SA, 0.50%, 06/12/29, (3-mo. EURIBOR + 0.950%)(b)(c)	EUR3,900	4,172,641
Sumitomo Mitsui Financial Group Inc., 6.45%, (5-year CMT + 1.900%)(b)(i)	USD4,625	4,592,473
U.S. Bancorp, 2.88%, 05/21/28, (3-mo. EURIBOR + 0.800%)(b)	EUR10,860	12,419,350
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.770%)(b)(c)	EUR6,670	7,215,898
4.88%, (5-year CMT + 3.404%)(a)(b)(i)	USD300	294,296
5.13%, (5-year CMT + 4.855%)(b)(c)(i)	USD1,200	1,195,980
6.85%, (5-year USD ICE Swap + 3.630%)(a)(b)(g)(i)	USD4,450	4,549,796
Wells Fargo & Co.
1.00%, 02/02/27(c)	EUR13,048	14,584,595
2.70%, 07/22/28, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR19,550	22,352,996
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(b)(c)	EUR6,466	7,603,419
Westpac Banking Corp., 5.82%, 06/04/40, (1-year EURIBOR ICE Swap + 1.150%)(b)(c)	AUD800	519,883
		401,895,506
Beverages — 0.0%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	USD1,966	1,896,409
6.25%, 04/01/29(a)	USD237	237,487
		2,133,896
Biotechnology — 0.0%
Amgen Inc., 5.75%, 03/02/63	USD4,755	4,561,950
Building Materials — 0.6%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD585	539,896
5.00%, 03/01/30(a)	USD1,901	1,860,848
6.38%, 06/15/32(a)	USD1,337	1,367,226
6.38%, 03/01/34(a)	USD1,741	1,766,608
6.75%, 05/15/35(a)(g)	USD711	728,988
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	USD4,953	4,538,285
Cemex SAB de CV, 7.20%, (5-year CMT + 2.292%)(a)(b)(i)	USD260	265,070
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	USD2,943	2,697,673
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(c)	EUR10,223	12,236,980
6.63%, 12/15/30(a)	USD4,426	4,512,789
6.75%, 07/15/31(a)	USD1,389	1,430,489
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR3,937	4,720,979
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	USD434	443,108
Security	Par (000)	Value
Building Materials (continued)
PCF GmbH, 4.75%, 04/15/29(c)	EUR3,487	$3,121,061
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD5,451	5,590,518
6.75%, 03/01/33(a)(g)	USD3,481	3,570,198
Sisecam U.K. PLC, 8.25%, 05/02/29(c)	USD876	896,209
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	USD8,041	8,462,244
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD178	159,013
4.38%, 07/15/30(a)(g)	USD5,387	5,100,084
6.50%, 08/15/32(a)	USD1,557	1,589,942
		65,598,208
Chemicals — 1.2%
Avient Corp., 6.25%, 11/01/31(a)(g)	USD1,808	1,814,427
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(g)	USD2,123	2,104,282
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)(g)	USD570	403,987
Celanese U.S. Holdings LLC
6.50%, 04/15/30(g)	USD2,549	2,577,679
6.75%, 04/15/33(g)	USD1,314	1,325,283
6.83%, 07/15/29	USD450	467,444
6.85%, 11/15/28	USD1,105	1,150,333
7.05%, 11/15/30	USD2,381	2,479,633
7.20%, 11/15/33(g)	USD1,196	1,248,632
Chemours Co. (The)
4.63%, 11/15/29(a)(g)	USD1,956	1,656,658
5.75%, 11/15/28(a)(g)	USD2,701	2,480,682
8.00%, 01/15/33(a)(g)	USD1,938	1,802,768
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR3,175	3,655,579
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(b)	USD907	937,686
Herens Holdco SARL, 4.75%, 05/15/28(a)(g)	USD1,682	1,466,368
Ineos Finance PLC
5.63%, 08/15/30(c)	EUR2,000	2,185,840
6.38%, 04/15/29(c)	EUR5,503	6,292,947
INEOS Finance PLC
6.75%, 05/15/28(a)	USD1,076	1,059,668
7.50%, 04/15/29(a)(g)	USD2,034	2,019,005
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(c)	EUR4,453	4,809,161
8.50%, 03/15/29(c)	EUR4,212	4,860,425
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD1,920	1,897,272
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)	EUR8,600	10,065,169
Kronos International Inc., 9.50%, 03/15/29(c)	EUR7,463	9,119,003
Lenzing AG, 9.00%, (1-month BB Swap + 1.050%)(b)(c)(i)	EUR4,800	5,532,535
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR4,892	2,272,603
MEGlobal BV, 4.25%, 11/03/26(c)	USD300	298,031
Methanex Corp., 5.13%, 10/15/27	USD348	346,253
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(g)	USD2,471	2,449,365
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD1,034	987,470
5.25%, 06/01/27(a)	USD5,287	5,266,456
9.00%, 02/15/30(a)	USD1,489	1,599,993

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
OCP SA
5.13%, 06/23/51(c)	USD263	$201,542
7.50%, 05/02/54(a)	USD488	493,419
Olin Corp., 6.63%, 04/01/33(a)(g)	USD3,525	3,430,181
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(g)	USD3,409	3,246,014
5.38%, 10/01/29(c)	EUR1,421	1,505,146
6.25%, 10/01/29(a)	USD535	512,485
7.25%, 06/15/31(a)	USD2,624	2,679,760
9.63%, 11/15/28(c)	EUR4,500	5,405,979
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	USD335	342,598
Sasol Financing USA LLC
4.38%, 09/18/26	USD200	197,400
6.50%, 09/27/28	USD221	212,768
SCIH Salt Holdings Inc., 4.88%, 05/01/28(a)(g)	USD3,616	3,511,023
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(c)	EUR350	399,668
9.50%, 07/15/28(c)	EUR2,852	3,417,825
Synthomer PLC, 7.38%, 05/02/29(c)	EUR6,000	6,335,139
Tronox Inc., 4.63%, 03/15/29(a)(g)	USD7,123	5,541,765
UPL Corp. Ltd., 4.63%, 06/16/30(c)	USD3,000	2,733,000
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	USD2,913	2,896,580
		129,694,929
Commercial Services — 2.4%
ADT Security Corp. (The), 4.13%, 08/01/29(a)	USD109	104,273
Albion Financing 1 SARL / Aggreko Holdings Inc.
5.38%, 05/21/30(c)	EUR5,595	6,609,586
7.00%, 05/21/30(a)	USD2,504	2,577,332
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(g)	USD5,540	5,809,449
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)(g)	USD3,383	3,292,561
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	USD927	901,868
4.88%, 06/01/28(c)	GBP9,072	11,653,220
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR9,000	10,858,760
APCOA Group GmbH, 6.00%, 04/15/31(c)	EUR13,000	15,088,392
Arena Luxembourg Finance SARL, 4.52%, 05/01/30, (3-mo. EURIBOR + 2.500%)(b)(c)	EUR4,122	4,727,402
Autostrade per l'Italia SpA, 1.75%, 02/01/27(c)	EUR4,061	4,593,026
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.38%, 03/01/29(a)(g)	USD4,442	4,252,809
8.00%, 02/15/31(a)	USD3,903	3,985,470
8.25%, 01/15/30(a)	USD240	246,968
8.38%, 06/15/32(a)	USD139	143,393
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(c)	EUR800	890,922
6.13%, 11/30/28(c)	GBP7,576	9,628,995
6.50%, 07/10/31(c)	EUR12,964	14,634,118
Block Inc., 2.75%, 06/01/26	USD2,782	2,728,163
Boels Topholding BV
5.75%, 05/15/30(c)	EUR6,051	7,199,982
Security	Par (000)	Value
Commercial Services (continued)
6.25%, 02/15/29(c)	EUR2,297	$2,714,733
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD2,841	3,003,821
Brink's Co. (The)
4.63%, 10/15/27(a)	USD963	948,807
6.75%, 06/15/32(a)	USD1,387	1,428,616
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	USD1,609	1,538,012
Currenta Group Holdings Sarl
5.50%, 05/15/30(c)	EUR2,304	2,700,378
6.14%, 05/15/32, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR2,354	2,707,192
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(b)(c)(i)	USD580	579,638
EC Finance PLC, 3.25%, 10/15/26(c)	EUR3,400	3,821,212
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	USD660	689,047
8.63%, 05/15/32(a)(g)	USD2,040	2,171,325
9.00%, 05/15/28(a)	USD3,537	3,727,736
Flinders Port Holdings Pty Ltd., 6.10%, 07/10/34	AUD1,500	1,006,187
Garda World Security Corp.
7.75%, 02/15/28(a)	USD390	401,634
8.25%, 08/01/32(a)	USD2,060	2,123,976
8.38%, 11/15/32(a)	USD5,189	5,345,090
GEO Group Inc. (The), 8.63%, 04/15/29	USD3,014	3,200,039
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD2,514	2,503,880
7.00%, 06/15/30(a)	USD4,715	4,873,120
Kapla Holding SAS
5.00%, 04/30/31(c)	EUR9,500	11,012,786
5.48%, 07/31/30, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR1,000	1,145,435
Kaspi.KZ JSC
6.25%, 03/26/30(a)	USD801	817,020
6.25%, 03/26/30(c)	USD200	204,000
La Financiere Atalian SASU, 8.50%, 06/30/28, (3.50 % Cash and 5.00 % PIK)(h)	EUR1,004	413,321
Loxam SAS
4.25%, 02/15/31(c)	EUR4,281	4,891,582
6.38%, 05/15/28(c)	EUR900	1,063,260
6.38%, 05/31/29(c)	EUR4,508	5,357,656
NSW Ports Finance Co. Pty Ltd., 5.43%, 09/19/34(c)	AUD650	414,940
Pachelbel Bidco SpA
6.27%, 05/17/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR4,116	4,736,314
7.13%, 05/17/31(c)	EUR6,821	8,425,533
Port of Newcastle Investments Financing Pty Ltd., 6.10%, 07/18/33(c)	AUD1,600	1,048,496
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD1,922	1,852,894
Q-Park Holding I BV
5.13%, 03/01/29(c)	EUR1,229	1,454,316
5.13%, 02/15/30(c)	EUR3,303	3,919,252
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD240	245,225
10.88%, 08/01/29(a)	USD7,154	6,969,199
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30	USD878	$800,099
4.63%, 12/15/27(g)	USD1,528	1,512,408
5.13%, 06/01/29	USD265	262,590
5.75%, 10/15/32	USD1,776	1,780,209
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
5.50%, 05/15/33(c)	EUR3,518	4,186,554
6.75%, 08/15/32(a)	USD514	530,959
Transurban Queensland Finance Pty Ltd., 5.50%, 09/02/32	AUD3,500	2,284,161
United Rentals North America Inc.
3.75%, 01/15/32(g)	USD4,494	4,093,495
3.88%, 02/15/31	USD411	383,488
4.88%, 01/15/28	USD593	589,349
5.25%, 01/15/30(g)	USD413	411,906
5.50%, 05/15/27	USD753	753,154
6.13%, 03/15/34(a)	USD858	879,710
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(c)	USD705	723,260
Verisure Holding AB
7.13%, 02/01/28(c)	EUR375	442,831
9.25%, 10/15/27(c)	EUR400	474,063
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(g)	USD1,839	1,930,897
Williams Scotsman Inc.
4.63%, 08/15/28(a)	USD253	248,884
6.63%, 06/15/29(a)	USD1,742	1,785,224
6.63%, 04/15/30(a)	USD900	927,990
7.38%, 10/01/31(a)(g)	USD859	896,730
Worldline SA/France
4.13%, 09/12/28(c)	EUR3,700	3,814,491
5.25%, 11/27/29(c)	EUR6,800	6,951,696
5.50%, 06/10/30(c)	EUR8,700	8,911,805
		254,958,314
Computers — 0.6%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/30(c)	EUR12,092	13,996,030
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD2,370	2,451,699
Atos SE
5.00%, 12/18/30(c)(d)	EUR3,457	3,294,456
Series ., 9.00%, 12/18/29(c)(d)	EUR6,948	8,793,074
Cedacri Mergeco SpA, 6.77%, 05/15/28, (3-mo. EURIBOR + 4.625%)(b)(c)	EUR7,927	9,099,175
McAfee Corp., 7.38%, 02/15/30(a)(g)	USD6,919	6,415,221
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD3,872	4,194,750
NCR Voyix Corp.
5.00%, 10/01/28(a)(g)	USD5,268	5,181,879
5.13%, 04/15/29(a)	USD240	235,206
OVH Groupe SA, 4.75%, 02/05/31(c)	EUR6,000	6,996,402
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	USD1,601	1,529,940
8.25%, 12/15/29(a)(g)	USD1,015	1,081,870
8.50%, 07/15/31(a)(g)	USD2,081	2,197,791
9.63%, 12/01/32(a)	USD784	882,961
		66,350,454
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)	USD240	227,065
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Opal Bidco SAS
5.50%, 03/31/32(c)	EUR4,165	$4,896,021
6.50%, 03/31/32(a)(g)	USD1,131	1,142,351
Prestige Brands Inc.
3.75%, 04/01/31(a)(g)	USD803	734,830
5.13%, 01/15/28(a)	USD1,569	1,555,919
		8,556,186
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	USD240	226,190
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR1,000	1,184,540
IMCD NV
2.13%, 03/31/27(c)	EUR9,382	10,591,996
4.88%, 09/18/28(c)	EUR4,481	5,392,759
RB Global Holdings Inc., 7.75%, 03/15/31(a)	USD3,047	3,193,232
		20,588,717
Diversified Financial Services — 1.3%
Ally Financial Inc.
5.75%, 11/20/25	USD200	200,276
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)	USD594	589,627
6.70%, 02/14/33(g)	USD150	155,770
Aretec Group Inc., 10.00%, 08/15/30(a)	USD6,626	7,225,116
Azorra Finance Ltd., 7.25%, 01/15/31(a)(g)	USD1,928	1,967,776
Bracken MidCo1 PLC, 6.75%, 11/01/27, (6.75% PIK)(c)(h)	GBP3,326	4,377,452
Burford Capital Global Finance LLC
7.50%, 07/15/33(a)	USD1,300	1,308,450
9.25%, 07/01/31(a)	USD2,744	2,901,695
Credit Acceptance Corp.
6.63%, 03/15/30(a)	USD2,047	2,072,936
9.25%, 12/15/28(a)	USD987	1,043,835
Encore Capital Group Inc., 9.25%, 04/01/29(a)	USD3,530	3,717,941
Far East Horizon Ltd., 6.00%, 10/01/28(c)	USD3,715	3,708,053
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD2,957	3,021,799
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(g)	USD720	736,398
9.13%, 05/15/31(a)	USD2,602	2,704,818
9.25%, 02/01/29(a)	USD2,769	2,886,092
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR1,753	2,050,536
GGAM Finance Ltd.
6.88%, 04/15/29(a)	USD876	902,466
8.00%, 02/15/27(a)	USD2,422	2,494,040
8.00%, 06/15/28(a)	USD2,068	2,187,524
GS Finance Corp., 8.75%, 02/14/30(b)	USD17,990	18,307,883
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	USD1,395	1,436,976
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR701	748,950
7.75%, 09/11/28(a)	EUR876	905,061
8.00%, 09/11/27(c)	EUR1,301	1,517,139
8.50%, 09/11/29	EUR876	895,060
8.50%, 09/11/30(a)	EUR1,052	1,059,071
Jane Street Group/JSG Finance Inc.
6.13%, 11/01/32(a)	USD2,948	2,924,900
7.13%, 04/30/31(a)	USD4,776	4,932,774
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD2,070	1,996,196

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.63%, 10/15/31(a)	USD2,842	$2,827,555
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	USD1,655	1,726,733
Julius Baer Group Ltd.
4.88%, (5-year CMT + 4.616%)(b)(c)(i)	USD1,000	981,270
6.63%, (5-year EUR Swap + 3.847%)(b)(c)(i)	EUR2,577	3,070,931
Muangthai Capital PCL
6.88%, 09/30/28(c)	USD4,500	4,494,375
7.55%, 07/21/30(c)	USD1,360	1,377,680
Muthoot Finance Ltd., 6.38%, 04/23/29(c)	USD1,000	1,000,000
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	USD150	149,715
5.50%, 08/15/28(a)	USD878	876,818
5.75%, 11/15/31(a)	USD2,659	2,688,531
6.00%, 01/15/27(a)	USD139	139,144
6.50%, 08/01/29(a)	USD3,638	3,720,980
7.13%, 02/01/32(a)	USD1,158	1,209,238
Nomura Holdings Inc., 7.00%, (3-mo. CME Term SOFR + 1.350%)(b)(g)(i)	USD3,225	3,265,487
Osaic Holdings Inc., 6.75%, 08/01/32(a)	USD400	404,824
PennyMac Financial Services Inc.
6.88%, 05/15/32(a)	USD1,698	1,729,997
6.88%, 02/15/33(a)	USD100	101,921
7.13%, 11/15/30(a)	USD6,485	6,684,725
7.88%, 12/15/29(a)	USD38	40,105
Power Finance Corp. Ltd., 1.84%, 09/21/28(c)	EUR204	221,521
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD906	918,641
6.38%, 08/01/33(a)	USD625	637,490
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD494	481,684
3.63%, 03/01/29(a)	USD561	529,940
3.88%, 03/01/31(a)	USD2,664	2,457,319
4.00%, 10/15/33(a)(g)	USD2,461	2,177,321
SLM Corp., 3.13%, 11/02/26	USD1,697	1,657,965
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD601	611,795
SURA Asset Management SA, 6.35%, 05/13/32(a)	USD390	407,706
Synchrony Financial, 7.25%, 02/02/33	USD240	252,211
Titanium 2l Bondco SARL, 6.25%, 01/14/31, (6.75% PIK)(h)	EUR2,698	873,630
Trust Fibra Uno, 7.70%, 01/23/32(c)	USD912	961,886
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(g)	USD4,424	4,327,294
5.75%, 06/15/27(a)	USD3,755	3,754,585
		137,737,627
Electric — 2.2%
A2A SpA, 5.00%, (5-year EURIBOR ICE Swap + 2.258%)(b)(c)(i)	EUR3,805	4,558,442
ACEN Finance Ltd., 4.00%(c)(i)	USD1,198	776,005
AES Andes SA
6.30%, 03/15/29(a)	USD400	412,152
6.30%, 03/15/29(c)	USD961	990,195
8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(b)	USD470	491,437
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD3,997	3,851,197
Security	Par (000)	Value
Electric (continued)
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD704	$639,706
Alpha Generation LLC, 6.75%, 10/15/32(a)(g)	USD2,739	2,802,882
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	USD1,046	1,010,107
Ausgrid Finance Pty Ltd., 5.41%, 03/28/31	AUD170	111,466
AusNet Services Holdings Pty Ltd.
6.05%, 02/12/55, (3-month BB Swap + 2.250%)(b)	AUD550	357,798
6.19%, 02/12/55, (3-month BB Swap + 2.250%)(b)	AUD1,740	1,150,874
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(c)	EUR5,763	6,877,751
6.38%, 02/15/32(a)	USD963	972,740
Calpine Corp., 5.13%, 03/15/28(a)(g)	USD5,430	5,403,730
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)	USD3,623	3,518,353
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)	USD4,500	4,629,375
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(c)	USD2,842	2,924,100
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)	USD299	307,591
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR8,901	10,386,367
Diamond II Ltd.
7.95%, 07/28/26(a)	USD235	236,699
7.95%, 07/28/26(c)	USD5,500	5,539,767
Duke Energy Corp.
3.10%, 06/15/28	EUR2,359	2,717,461
3.75%, 04/01/31	EUR7,273	8,458,908
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)	USD1,474	1,412,835
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)	USD4,090	4,010,554
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(b)(c)	EUR3,100	3,277,236
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(b)(c)	EUR4,700	5,546,967
ElectraNet Pty Ltd.
2.47%, 12/15/28	AUD510	307,274
5.30%, 07/10/31(c)	AUD1,500	980,469
Electricite de France SA
2.63%, (3-mo. EURIBOR + 1.550%)(b)(c)(i)	EUR2,400	2,677,254
3.38%, (5-year EUR Swap + 3.970%)(b)(c)(i)	EUR12,200	13,399,847
3.75%, 06/05/27(c)	EUR6,700	7,814,160
5.13%, (5-year EURIBOR ICE Swap + 2.943%)(b)(c)(i)	EUR2,000	2,365,277
5.63%, (5-year EURIBOR ICE Swap + 3.277%)(b)(c)(i)	EUR600	720,867
5.88%, (15-year GBP Swap + 3.322%)(b)(c)(i)	GBP4,600	6,014,239
7.38%, (5-year UK Government Bond + 3.775%)(b)(c)(i)	GBP2,900	3,905,516
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)	USD435	438,147
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Enel SpA, 4.25%, (5-year EURIBOR ICE Swap + 2.009%)(b)(c)(i)	EUR6,375	$7,438,601
Engie SA, 5.13%, (5-year EURIBOR ICE Swap + 2.367%)(b)(c)(i)	EUR1,400	1,696,626
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(g)	USD1,248	1,303,944
Lightning Power LLC, 7.25%, 08/15/32(a)	USD1,186	1,239,925
Minejesa Capital BV, 5.63%, 08/10/37(a)	USD322	315,077
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)	USD3,049	2,979,555
MVM Energetika Zrt
6.50%, 03/13/31(c)	USD635	654,050
7.50%, 06/09/28(c)	USD3,380	3,538,488
NRG Energy Inc.
3.38%, 02/15/29(a)	USD933	875,872
3.63%, 02/15/31(a)	USD2,766	2,532,024
5.25%, 06/15/29(a)	USD2,480	2,452,457
5.75%, 07/15/29(a)	USD3,643	3,610,705
6.00%, 02/01/33(a)	USD198	198,537
NSW Electricity Networks Finance Pty Ltd.
5.77%, 05/29/30(c)	AUD760	506,226
6.28%, 03/11/55, (5-year EURIBOR ICE Swap + 3.940%)(b)(c)	AUD600	393,953
NSW Electricity Networks Finance Pty. Ltd., 5.78%, 03/11/55, (3-month BB Swap + 2.050%)(b)(c)	AUD2,910	1,879,256
Oncor Electric Delivery Co. LLC, 3.63%, 06/15/34(c)	EUR7,310	8,391,053
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR5,554	5,813,905
Orsted A/S
2.50%, (5-year UK Government Bond + 2.136%)(b)(c)	GBP9,918	9,833,379
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(b)(c)	EUR375	436,976
Pampa Energia SA, 7.88%, 12/16/34(a)(g)	USD273	273,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(c)	EUR4,500	4,496,683
PG&E Corp., 7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(g)	USD9,833	9,488,672
Pike Corp.
5.50%, 09/01/28(a)	USD80	79,673
8.63%, 01/31/31(a)	USD871	936,623
RTE Reseau de Transport d'Electricite SADIR, 1.13%, 09/09/49(c)	EUR7,500	4,600,506
San Miguel Global Power Holdings Corp., 8.13%, (1-year CMT + 6.404%)(b)(c)(i)	USD3,100	3,045,750
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(c)	USD400	403,808
5.23%, 02/18/30(c)	USD1,101	1,119,442
5.68%, 04/11/53(c)	USD952	913,330
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.108%)(b)	EUR4,410	4,857,460
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	USD508	481,076
Terna - Rete Elettrica Nazionale, 4.75%, (5-year EURIBOR ICE Swap + 2.142%)(b)(c)(i)	EUR6,505	7,721,269
Security	Par (000)	Value
Electric (continued)
United Energy Distribution Pty Ltd., 5.42%, 02/03/32(c)	AUD500	$329,930
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD318	316,296
5.63%, 02/15/27(a)	USD3,208	3,204,312
6.88%, 04/15/32(a)	USD710	737,723
7.75%, 10/15/31(a)	USD3,631	3,843,021
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	USD240	234,242
7.25%, 01/15/29(a)(g)	USD6,734	6,867,358
8.63%, 03/15/33(a)(g)	USD964	1,021,044
		233,057,572
Electrical Components & Equipment — 0.2%
Belden Inc.
3.38%, 07/15/27(c)	EUR100	113,673
3.88%, 03/15/28(c)	EUR100	114,700
Energizer Holdings Inc., 4.38%, 03/31/29(a)(g)	USD2,087	1,978,583
Prysmian SpA
3.63%, 11/28/28(c)	EUR1,700	1,982,702
Series ., 5.25%, (5-year EURIBOR ICE Swap + 3.580%)(b)(c)(i)	EUR6,125	7,278,220
WESCO Distribution Inc.
6.38%, 03/15/29(a)	USD300	307,708
6.38%, 03/15/33(a)	USD872	892,719
6.63%, 03/15/32(a)	USD2,978	3,072,730
7.25%, 06/15/28(a)	USD456	462,072
		16,203,107
Electronics — 0.1%
Honeywell International Inc.
0.75%, 03/10/32	EUR5,000	4,900,367
3.75%, 05/17/32	EUR3,362	3,937,662
Imola Merger Corp., 4.75%, 05/15/29(a)	USD1,405	1,363,172
Sensata Technologies BV, 5.88%, 09/01/30(a)(g)	USD1,032	1,032,833
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD288	262,770
4.38%, 02/15/30(a)	USD2,609	2,496,561
		13,993,365
Energy - Alternate Sources — 0.2%
Azure Power Energy Ltd., 3.58%, 08/19/26(c)	USD1,509	1,466,691
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28(a)(g)	USD809	822,146
7.25%, 09/27/28(c)	USD6,860	6,971,475
India Cleantech Energy, 4.70%, 08/10/26(c)	USD4,740	4,652,560
ReNew Pvt Ltd., 5.88%, 03/05/27(c)	USD4,000	3,987,600
SK Battery America Inc., 2.13%, 01/26/26(c)	USD649	636,098
		18,536,570
Engineering & Construction — 0.5%
Arcosa Inc., 6.88%, 08/15/32(a)(g)	USD2,759	2,850,188
Australia Pacific Airports Melbourne Pty Ltd., 5.95%, 06/16/55, (5-year EURIBOR ICE Swap + 1.948%)(b)(c)	AUD800	521,421
Bouygues SA, 5.38%, 06/30/42(c)	EUR6,700	8,614,212
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP7,292	9,569,508
Heathrow Finance PLC
3.88%, 03/01/27(c)(d)	GBP6,391	8,236,104
4.13%, 09/01/29(c)(d)	GBP3,193	3,905,807

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
6.63%, 03/01/31(c)	GBP7,030	$9,287,917
IHS Holding Ltd., 6.25%, 11/29/28(a)(g)	USD501	492,583
Perth Airport Pty Ltd., 5.60%, 03/05/31(c)	AUD530	349,518
QPH Finance Co. Pty Ltd., 2.85%, 01/29/31	AUD1,350	782,407
SATS Ltd., 2.45%, 08/06/32	SGD2,750	2,117,991
Sydney Airport Finance Co. Pty Ltd., 5.50%, 04/23/32(c)	AUD3,000	1,972,621
Sydney Airport Finance Co. Pty. Ltd., 5.90%, 04/19/34(c)	AUD2,500	1,663,853
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	USD30	28,867
Worley Financial Services Pty Ltd., 5.87%, 05/13/32(c)	AUD2,300	1,512,904
		51,905,901
Entertainment — 1.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR12,312	14,911,038
Banijay Entertainment SASU, 7.00%, 05/01/29(c)	EUR5,496	6,543,895
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	USD202	200,459
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(g)	USD6,064	5,730,684
6.50%, 02/15/32(a)	USD928	946,390
7.00%, 02/15/30(a)	USD2,914	3,005,884
Churchill Downs Inc.
5.50%, 04/01/27(a)	USD692	691,080
5.75%, 04/01/30(a)(g)	USD3,094	3,086,359
Cinemark USA Inc.
5.25%, 07/15/28(a)(g)	USD2,245	2,229,126
7.00%, 08/01/32(a)(g)	USD1,134	1,170,951
Cirsa Finance International SARL
6.50%, 03/15/29(c)	EUR4,991	5,955,736
10.38%, 11/30/27(c)	EUR270	323,212
Flutter Treasury DAC
4.00%, 06/04/31(c)	EUR10,498	12,012,937
6.13%, 06/04/31(c)	GBP3,192	4,231,143
Light & Wonder International Inc., 7.50%, 09/01/31(a)(g)	USD3,390	3,533,346
Live Nation Entertainment Inc., 4.75%, 10/15/27(a)	USD3,975	3,913,553
Lottomatica Group SpA, 4.88%, 01/31/31(c)	EUR4,310	5,086,468
Lottomatica SpA/Roma
5.25%, 06/01/31, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR1,192	1,367,858
5.38%, 06/01/30(c)	EUR1,734	2,061,536
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)(g)	USD6,508	6,779,208
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR3,158	3,414,095
Pinewood Finco PLC
3.63%, 11/15/27(c)	GBP713	909,069
6.00%, 03/27/30(c)	GBP7,558	10,031,118
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)	USD1,300	1,154,946
4.63%, 04/16/29(c)	USD2,000	1,776,840
8.45%, 07/27/30(a)(g)	USD1,700	1,689,375
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(g)	USD178	172,968
Security	Par (000)	Value
Entertainment (continued)
5.38%, 04/15/27	USD416	$415,457
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(g)	USD3,482	3,548,774
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD4,076	4,311,772
Warnermedia Holdings Inc., 4.28%, 03/15/32	USD838	703,702
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(g)	USD2,270	2,252,498
6.25%, 03/15/33(a)(g)	USD2,245	2,251,587
7.13%, 02/15/31(a)(g)	USD921	979,583
		117,392,647
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27(a)	USD482	478,042
GFL Environmental Inc.
4.00%, 08/01/28(a)(g)	USD1,513	1,466,397
4.38%, 08/15/29(a)	USD2,083	2,016,541
4.75%, 06/15/29(a)	USD240	234,655
Luna 2 5SARL, 5.50%, 07/01/32(c)	EUR1,815	2,141,183
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD2,438	2,328,320
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD192	198,367
		8,863,505
Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD1,635	1,541,900
5.88%, 02/15/28(a)	USD13	12,990
6.25%, 03/15/33(a)	USD2,424	2,470,725
6.50%, 02/15/28(a)(g)	USD2,097	2,129,538
Bellis Acquisition Co. PLC
8.00%, 07/01/31(c)	EUR2,027	2,333,498
8.13%, 05/14/30(c)	GBP9,567	12,018,717
Cencosud SA, 4.38%, 07/17/27(c)	USD635	629,317
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	USD5,180	5,396,912
Coles Group Treasury Pty Ltd.
5.55%, 10/07/32	AUD240	158,613
5.80%, 07/15/31	AUD160	107,820
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR5,123	5,935,449
ELO SACA
3.25%, 07/23/27(c)	EUR2,000	2,249,516
4.88%, 12/08/28(c)	EUR8,000	9,210,415
Fonterra Co-Operative Group Ltd., 5.24%, 05/19/32(c)	AUD400	261,600
Food Service Project SA, 5.50%, 01/21/27(c)	EUR8,521	9,790,420
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)	EUR4,293	4,935,913
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(c)	USD2,048	1,717,760
Irca SpA/Gallarate, 5.73%, 12/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR5,829	6,677,627
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD5,295	5,525,915
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD184	175,042
4.38%, 01/31/32(a)(g)	USD2,797	2,613,408
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.88%, 05/15/28(a)	USD617	$610,450
Lion/Polaris Lux 4 SA, 5.56%, 07/01/29, (3-mo. EURIBOR + 3.625%)(b)(c)	EUR6,481	7,440,337
Market Bidco Finco PLC
6.75%, 01/31/31(c)	EUR6,802	7,741,170
8.75%, 01/31/31(c)	GBP2,941	3,854,901
Performance Food Group Inc., 6.13%, 09/15/32(a)	USD2,998	3,044,430
Post Holdings Inc.
4.50%, 09/15/31(a)	USD3,373	3,117,713
4.63%, 04/15/30(a)(g)	USD1,317	1,258,003
5.50%, 12/15/29(a)	USD4,820	4,778,219
6.25%, 02/15/32(a)	USD240	244,483
6.25%, 10/15/34(a)(g)	USD24	24,030
6.38%, 03/01/33(a)	USD681	680,487
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP1,028	1,346,993
U.S. Foods Inc.
4.63%, 06/01/30(a)(g)	USD1,811	1,744,526
4.75%, 02/15/29(a)	USD363	355,500
6.88%, 09/15/28(a)	USD3,089	3,181,287
7.25%, 01/15/32(a)	USD240	250,047
Woolworths Group Ltd., 5.91%, 11/29/34(c)	AUD3,000	1,997,645
		117,563,316
Food Service — 0.1%
Aramark International Finance Sarl, 4.38%, 04/15/33(c)	EUR5,150	5,875,753
Aramark Services Inc., 5.00%, 02/01/28(a)	USD940	930,730
		6,806,483
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(g)	USD8,689	8,329,973
Fiber Bidco SpA
5.98%, 01/15/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR2,514	2,845,801
6.13%, 06/15/31(c)	EUR10,844	12,003,912
LD Celulose International GmbH, 7.95%, 01/26/32(a)	USD320	334,560
Magnera Corp.
4.75%, 11/15/29(a)(g)	USD3,630	3,208,333
7.25%, 11/15/31(a)(g)	USD2,336	2,198,760
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)	EUR6,376	7,184,316
Suzano Austria GmbH
5.00%, 01/15/30	USD1,095	1,087,039
6.00%, 01/15/29	USD1,082	1,108,509
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(c)	EUR1,000	1,132,650
5.63%, 01/15/31(c)	EUR3,000	3,590,923
		43,024,776
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)	USD5,586	5,753,513
9.50%, 06/01/30(a)(g)	USD379	397,903
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.512%)(b)(c)	GBP4,418	5,973,344
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)(g)	USD1,298	1,213,630
Security	Par (000)	Value
Gas (continued)
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	USD2,095	$2,262,482
7.75%, 05/01/35(a)	USD480	526,304
		16,127,176
Hand & Machine Tools — 0.1%
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR1,091	1,295,806
IMA Industria Macchine Automatiche SpA, 5.78%, 04/15/29, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR3,500	4,027,627
		5,323,433
Health Care - Products — 0.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(g)	USD1,502	1,416,540
4.63%, 07/15/28(a)	USD5,808	5,677,861
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD6,079	6,337,966
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.87%, 01/15/31, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR2,246	2,584,492
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 2.769%)(b)(g)	USD2,110	2,127,306
Hologic Inc.
3.25%, 02/15/29(a)	USD1,570	1,486,728
4.63%, 02/01/28(a)	USD1,066	1,050,122
Medline Borrower LP
3.88%, 04/01/29(a)	USD4,648	4,432,682
5.25%, 10/01/29(a)(g)	USD6,028	5,910,224
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD2,280	2,324,786
Medtronic Inc., 4.15%, 10/15/53	EUR6,700	7,482,147
Teleflex Inc.
4.25%, 06/01/28(a)(g)	USD1,728	1,673,449
4.63%, 11/15/27	USD736	723,938
		43,228,241
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(g)	USD3,787	3,659,343
5.50%, 07/01/28(a)	USD240	236,939
7.38%, 03/15/33(a)(g)	USD949	977,088
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	USD774	729,118
4.00%, 03/15/31(a)(g)	USD2,367	2,172,080
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(g)	USD4,639	3,881,626
5.25%, 05/15/30(a)	USD5,655	4,946,853
5.63%, 03/15/27(a)	USD3,190	3,195,021
6.00%, 01/15/29(a)	USD778	739,505
10.88%, 01/15/32(a)(g)	USD4,163	4,364,414
Encompass Health Corp.
4.63%, 04/01/31(g)	USD1,208	1,153,746
4.75%, 02/01/30(g)	USD2,431	2,376,175
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR13,161	16,208,536
HCA Inc., 4.63%, 03/15/52	USD5,742	4,589,253
IQVIA Inc.
5.00%, 10/15/26(a)	USD5,170	5,157,316
5.00%, 05/15/27(a)	USD1,264	1,256,735
6.50%, 05/15/30(a)	USD838	864,007
LifePoint Health Inc.
8.38%, 02/15/32(a)	USD1,544	1,642,653
9.88%, 08/15/30(a)	USD974	1,049,764

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
11.00%, 10/15/30(a)(g)	USD5,613	$6,169,220
Mehilainen Yhtiot Oy
5.13%, 06/30/32(c)	EUR9,275	10,663,693
5.41%, 06/30/32, (3-mo. EURIBOR + 3.375%)(b)(c)	EUR896	1,026,918
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD1,975	1,783,372
3.88%, 05/15/32(a)(g)	USD2,822	2,463,569
4.38%, 06/15/28(a)	USD147	140,690
6.25%, 01/15/33(a)(g)	USD315	310,782
Star Parent Inc., 9.00%, 10/01/30(a)(g)	USD5,613	5,902,624
Tenet Healthcare Corp.
4.25%, 06/01/29	USD1,841	1,776,666
4.38%, 01/15/30	USD2,771	2,664,151
4.63%, 06/15/28	USD4,281	4,208,202
6.13%, 10/01/28	USD9,615	9,615,587
6.13%, 06/15/30	USD4,364	4,403,403
6.75%, 05/15/31	USD240	246,948
		110,575,997
Holding Companies - Diversified — 0.3%
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	USD200	193,138
ProGroup AG
5.13%, 04/15/29(c)	EUR3,232	3,711,188
5.38%, 04/15/31(c)	EUR6,717	7,550,455
Stena International SA
7.25%, 01/15/31(a)	USD11,897	12,089,434
7.25%, 01/15/31(c)	USD3,831	3,892,967
7.63%, 02/15/31(a)	USD6,339	6,515,111
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(c)	USD250	261,875
TVF Varlik Kiralama AS, 6.95%, 01/23/30(c)	USD1,066	1,080,324
		35,294,492
Home Builders — 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(a)	USD183	182,609
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	USD1,066	999,645
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(g)	USD3,900	3,546,348
6.25%, 09/15/27(a)(g)	USD1,813	1,809,425
Century Communities Inc., 3.88%, 08/15/29(a)	USD1,882	1,734,910
LGI Homes Inc., 7.00%, 11/15/32(a)(g)	USD3,804	3,661,350
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD865	829,846
5.25%, 12/15/27(a)	USD21	20,849
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(g)	USD931	919,061
5.88%, 06/15/27(a)	USD840	845,970
		14,550,013
Home Furnishings — 0.0%
Somnigroup International Inc., 3.88%, 10/15/31(a)	USD2,663	2,404,115
Whirlpool Corp.
4.75%, 02/26/29(g)	USD245	239,309
6.50%, 06/15/33	USD1,100	1,083,917
		3,727,341
Security	Par (000)	Value
Household Products & Wares — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30(g)	USD265	$249,034
4.13%, 04/30/31(a)(g)	USD1,099	1,017,878
		1,266,912
Housewares — 0.1%
Newell Brands Inc.
6.38%, 09/15/27	USD1,929	1,944,094
6.38%, 05/15/30(g)	USD1,592	1,542,711
6.63%, 05/15/32(g)	USD745	712,465
8.50%, 06/01/28(a)	USD2,888	3,026,259
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(g)	USD2,222	2,028,400
4.38%, 02/01/32(g)	USD539	489,725
		9,743,654
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)	USD1,300	1,241,128
6.75%, 07/01/32(a)	USD2,193	2,220,410
7.50%, 11/06/30(a)	USD3,506	3,621,975
AIA Group Ltd., 5.40%, 09/30/54(c)	USD4,500	4,222,688
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD215	210,488
6.50%, 10/01/31(a)	USD1,219	1,236,705
6.75%, 10/15/27(a)	USD240	240,213
6.75%, 04/15/28(a)	USD6,705	6,795,685
7.00%, 01/15/31(a)	USD1,398	1,437,524
7.38%, 10/01/32(a)	USD3,939	4,049,201
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD934	907,181
6.38%, 02/15/29(a)	USD3,437	3,499,983
Ardonagh Finco Ltd.
6.88%, 02/15/31(c)	EUR15,595	18,528,764
7.75%, 02/15/31(a)	USD3,695	3,852,636
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	USD1,053	1,030,751
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	USD1,984	2,073,290
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)(g)	USD2,899	3,001,865
HUB International Ltd.
5.63%, 12/01/29(a)(g)	USD7,211	7,159,850
7.25%, 06/15/30(a)	USD2,562	2,670,721
7.38%, 01/31/32(a)	USD293	305,086
Insurance Australia Group Ltd., 5.39%, 06/15/37, (3-month BB Swap + 1.680%)(b)(c)	AUD1,340	854,288
Jones Deslauriers Insurance Management Inc., 10.50%, 12/15/30(a)	USD1,583	1,682,251
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	USD321	312,369
4.30%, 02/01/61(a)(g)	USD539	330,873
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD6,086	6,293,517
Phoenix Group Holdings PLC, 8.50%, (5-year CMT + 4.189%)(b)(c)(i)	USD1,520	1,603,600
Ryan Specialty LLC, 4.38%, 02/01/30(a)	USD2,620	2,513,905
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 4.588%)(b)(c)	USD2,500	$2,575,200
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR5,200	6,261,273
		90,733,420
Internet — 0.8%
Alphabet Inc., 4.00%, 05/06/54	EUR8,330	9,405,167
Arches Buyer Inc., 4.25%, 06/01/28(a)	USD2,411	2,322,153
Booking Holdings Inc.
3.63%, 11/12/28	EUR3,730	4,397,767
4.13%, 05/12/33	EUR2,500	2,997,791
Cogent Communications Group Inc./Cogent Communications Finance Inc.
7.00%, 06/15/27(a)	USD753	754,695
7.00%, 06/15/27(a)(g)	USD2,065	2,066,976
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)	USD2,247	2,202,022
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR4,865	5,879,542
Gen Digital Inc.
6.25%, 04/01/33(a)	USD492	501,583
6.75%, 09/30/27(a)	USD2,747	2,792,133
7.13%, 09/30/30(a)	USD240	248,031
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	USD2,125	1,994,513
5.25%, 12/01/27(a)	USD200	199,255
iliad SA
5.38%, 02/15/29(c)	EUR2,600	3,147,484
5.63%, 02/15/30(c)	EUR2,700	3,329,149
ION Trading Technologies SARL
5.75%, 05/15/28(a)	USD6,900	6,672,873
9.50%, 05/30/29(a)	USD5,416	5,612,243
Match Group Holdings II LLC
3.63%, 10/01/31(a)(g)	USD2,416	2,161,811
4.13%, 08/01/30(a)	USD532	496,155
5.00%, 12/15/27(a)	USD383	380,082
Meta Platforms Inc., 4.45%, 08/15/52	USD5,459	4,590,135
Prosus NV
3.06%, 07/13/31(c)	USD1,578	1,404,420
3.26%, 01/19/27(c)	USD400	391,376
4.03%, 08/03/50(c)	USD445	298,150
Rakuten Group Inc.
4.25%, (5-year EUR Swap + 4.490%)(b)(c)(i)	EUR853	926,021
8.13%, (5-year CMT + 4.250%)(a)(b)(i)	USD5,937	5,891,367
9.75%, 04/15/29(a)	USD3,666	4,013,967
11.25%, 02/15/27(a)	USD420	455,175
Snap Inc., 6.88%, 03/01/33(a)(g)	USD1,827	1,873,316
United Group BV
6.39%, 02/15/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR2,498	2,854,280
6.50%, 10/31/31(c)	EUR1,637	1,910,125
Wayfair LLC, 7.25%, 10/31/29(a)	USD3,224	3,280,372
		85,450,129
Iron & Steel — 0.2%
ATI Inc., 7.25%, 08/15/30(g)	USD2,662	2,790,524
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)	USD919	914,163
6.88%, 11/01/29(a)(g)	USD2,028	2,028,967
Security	Par (000)	Value
Iron & Steel (continued)
7.00%, 03/15/32(a)(g)	USD3,624	$3,535,609
7.38%, 05/01/33(a)(g)	USD1,012	985,247
7.50%, 09/15/31(a)(g)	USD2,570	2,565,352
Mineral Resources Ltd.
8.50%, 05/01/30(a)(g)	USD3,451	3,532,574
9.25%, 10/01/28(a)(g)	USD4,912	5,133,788
Samarco Mineracao SA
9.50%, 06/30/31, (9.00% PIK)(a)(g)(h)	USD93	92,499
9.50%, 06/30/31, (9.05 % PIK)(c)(h)	USD1,270	1,255,507
Vale Overseas Ltd., 6.40%, 06/28/54	USD364	355,264
		23,189,494
Leisure Time — 0.4%
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP11,049	14,537,140
NCL Corp. Ltd.
5.88%, 02/15/27(a)	USD1,726	1,731,114
6.75%, 02/01/32(a)	USD2,194	2,253,502
8.13%, 01/15/29(a)	USD1,729	1,816,384
NCL Finance Ltd., 6.13%, 03/15/28(a)(g)	USD1,496	1,514,063
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP8,738	12,188,294
TUI Cruises GmbH
5.00%, 05/15/30(c)	EUR3,941	4,597,124
6.25%, 04/15/29(c)	EUR1,000	1,196,093
Viking Cruises Ltd.
5.88%, 09/15/27(a)	USD320	319,793
7.00%, 02/15/29(a)	USD320	322,461
9.13%, 07/15/31(a)	USD5,905	6,353,284
		46,829,252
Lodging — 0.8%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD1,551	1,477,322
Essendi SA
5.38%, 05/15/30(c)	EUR4,265	5,029,916
5.63%, 05/15/32(c)	EUR6,848	8,048,718
5.81%, 05/15/32, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR1,509	1,743,036
6.38%, 10/15/29(c)	EUR800	965,444
Fortune Star BVI Ltd., 3.95%, 10/02/26(c)	EUR5,500	6,154,266
Grupo Posadas SAB de CV, 7.00%, 12/30/27(b)(c)	USD732	701,993
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(g)	USD1,125	1,014,329
3.75%, 05/01/29(a)	USD4,051	3,859,035
4.00%, 05/01/31(a)(g)	USD1,749	1,631,958
5.75%, 05/01/28(a)	USD150	149,948
5.75%, 09/15/33(a)	USD1,540	1,541,463
5.88%, 03/15/33(a)	USD800	806,003
6.13%, 04/01/32(a)	USD901	918,885
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(g)	USD1,369	1,258,731
5.00%, 06/01/29(a)(g)	USD2,706	2,589,854
Melco Resorts Finance Ltd.
5.75%, 07/21/28(c)	USD6,000	5,895,000
7.63%, 04/17/32(a)	USD300	307,875
MGM China Holdings Ltd., 7.13%, 06/26/31(c)	USD6,000	6,246,544
MGM Resorts International
4.63%, 09/01/26	USD1,782	1,775,188
4.75%, 10/15/28(g)	USD323	318,725
6.13%, 09/15/29(g)	USD994	1,007,626

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.50%, 04/15/32(g)	USD536	$544,430
Sands China Ltd., 4.38%, 06/18/30	USD2,250	2,171,531
Station Casinos LLC, 6.63%, 03/15/32(a)(g)	USD3,994	4,072,758
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD7,211	6,751,299
Travel & Leisure Co.
4.50%, 12/01/29(a)	USD229	219,884
6.63%, 07/31/26(a)	USD1,876	1,889,815
TVL Finance PLC, 10.25%, 04/28/28(c)	GBP3,418	4,465,793
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD1,000	999,000
5.50%, 10/01/27(a)	USD200	199,250
5.63%, 08/26/28(a)(g)	USD4,572	4,522,165
5.63%, 08/26/28(c)	USD4,885	4,831,753
		84,109,537
Machinery — 0.2%
Chart Industries Inc., 7.50%, 01/01/30(a)	USD2,160	2,262,667
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(g)	USD5,960	6,150,339
Terex Corp.
5.00%, 05/15/29(a)	USD1,991	1,943,359
6.25%, 10/15/32(a)	USD144	144,224
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR909	1,039,203
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD6,032	6,005,020
		17,544,812
Manufacturing — 0.2%
Axon Enterprise Inc.
6.13%, 03/15/30(a)	USD865	883,425
6.25%, 03/15/33(a)	USD355	363,687
Dyno Nobel Ltd., 5.82%, 08/08/35	AUD1,230	800,301
Hillenbrand Inc., 6.25%, 02/15/29(g)	USD1,176	1,191,054
Maxam Prill Sarl, 6.00%, 07/15/30(c)	EUR13,591	15,455,365
		18,693,832
Media — 1.8%
AMC Networks Inc.
10.25%, 01/15/29(a)	USD3,590	3,684,147
10.50%, 07/15/32(a)(g)	USD2,011	2,046,192
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD553	505,112
4.25%, 01/15/34(a)(g)	USD3,551	3,059,727
4.50%, 05/01/32(g)	USD2,332	2,115,974
4.50%, 06/01/33(a)(g)	USD5,933	5,266,942
4.75%, 03/01/30(a)(g)	USD9,451	8,980,281
4.75%, 02/01/32(a)(g)	USD6,552	6,056,421
5.13%, 05/01/27(a)	USD6,033	5,983,610
6.38%, 09/01/29(a)	USD7,609	7,678,934
7.38%, 03/01/31(a)(g)	USD2,790	2,868,259
Charter Communications Operating LLC/Charter Communications Operating Capital
3.95%, 06/30/62(g)	USD4,056	2,524,200
6.83%, 10/23/55(g)	USD3,500	3,486,706
Digi Romania SA, 3.25%, 02/05/28(c)	EUR2,500	2,806,637
Directv Financing LLC, 8.88%, 02/01/30(a)(g)	USD4,184	4,073,919
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(a)	USD8,877	8,560,765
Discovery Communications LLC, 3.63%, 05/15/30	USD100	88,582
Security	Par (000)	Value
Media (continued)
Gray Media Inc.
7.25%, 08/15/33(a)	USD240	$238,738
9.63%, 07/15/32(a)	USD4,125	4,161,182
Gray Television Inc., 10.50%, 07/15/29(a)(g)	USD1,701	1,840,821
iHeartCommunications Inc.
7.75%, 08/15/30(a)	USD2,712	2,111,556
9.13%, 05/01/29(a)(g)	USD4,321	3,604,293
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD390	388,461
7.38%, 09/01/31(a)(g)	USD5,046	5,244,989
Nexstar Media Inc., 5.63%, 07/15/27(a)	USD3,213	3,206,764
Paramount Global
6.25%, 02/28/57(b)	USD4,766	4,593,232
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(g)	USD2,318	2,283,225
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	USD393	400,864
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	USD2,977	2,833,471
4.13%, 07/01/30(a)(g)	USD4,548	4,148,839
5.00%, 08/01/27(a)	USD10,425	10,311,600
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD10,351	9,756,853
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(c)(h)	EUR7,665	5,952,646
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD10,600	10,465,801
Univision Communications Inc.
4.50%, 05/01/29(a)	USD2,118	1,959,734
7.38%, 06/30/30(a)	USD1,574	1,565,359
8.00%, 08/15/28(a)(g)	USD1,646	1,690,964
8.50%, 07/31/31(a)(g)	USD3,690	3,747,453
9.38%, 08/01/32(a)	USD1,009	1,046,939
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP5,098	6,970,954
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP3,300	3,944,339
4.25%, 01/15/30(c)	GBP1,500	1,824,973
4.50%, 08/15/30(a)	USD3,689	3,430,247
5.25%, 05/15/29(c)	GBP970	1,242,760
5.50%, 05/15/29(a)	USD944	922,806
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP6,587	8,416,399
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD200	193,959
VZ Secured Financing BV
3.50%, 01/15/32(c)	EUR2,980	3,162,092
5.00%, 01/15/32(a)	USD5,798	5,099,012
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR2,392	2,534,427
Ziggo BV
2.88%, 01/15/30(c)	EUR4,953	5,327,350
4.88%, 01/15/30(a)	USD1,935	1,787,497
		196,197,007
Mining — 0.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	USD809	770,990
7.13%, 03/15/31(a)(g)	USD2,427	2,530,327
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR4,500	5,300,501
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD200	187,686
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	USD2,332	$2,593,469
Compass Minerals International Inc., 8.00%, 07/01/30(a)	USD165	170,945
Constellium SE
3.75%, 04/15/29(a)	USD493	462,681
5.38%, 08/15/32(c)	EUR6,586	7,749,680
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(c)	USD1,952	1,819,693
6.44%, 01/26/36(c)	USD200	209,625
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	USD1,595	1,494,357
5.88%, 04/15/30(a)	USD630	637,893
6.13%, 04/15/32(a)(g)	USD1,287	1,312,347
Freeport Indonesia PT
4.76%, 04/14/27(c)	USD1,352	1,351,338
6.20%, 04/14/52(c)	USD4,500	4,538,430
Glencore Capital Finance DAC, 3.75%, 02/04/32(c)	EUR8,400	9,688,838
Industrias Penoles SAB de CV, 4.15%, 09/12/29(c)	USD691	674,558
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(g)	USD1,984	1,850,247
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)	USD235	240,729
6.70%, 10/17/28(c)	USD1,479	1,515,058
6.75%, 05/14/30(a)	USD437	448,060
6.95%, 10/17/31(a)	USD297	306,840
Nexa Resources SA, 6.75%, 04/09/34(a)	USD322	337,376
Novelis Corp.
3.88%, 08/15/31(a)	USD2,420	2,170,689
4.75%, 01/30/30(a)	USD3,559	3,407,404
6.88%, 01/30/30(a)(g)	USD1,836	1,891,899
Stillwater Mining Co.
4.00%, 11/16/26(c)	USD400	392,252
4.50%, 11/16/29(a)	USD341	310,566
4.50%, 11/16/29(c)	USD400	364,300
Vedanta Resources Finance II PLC
9.48%, 07/24/30(c)	USD814	804,843
9.85%, 04/24/33(a)	USD227	228,135
10.88%, 09/17/29(a)	USD382	390,213
10.88%, 09/17/29(c)	USD3,935	4,019,602
Volcan Cia Minera SAA
8.75%, 01/24/30(a)(g)	USD414	414,000
8.75%, 01/24/30(c)	USD592	592,000
		61,177,571
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(a)(g)	USD8,260	5,463,164
8.88%, 11/30/29(a)(g)	USD7,580	4,935,644
		10,398,808
Oil & Gas — 1.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD2,478	2,596,302
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(a)	USD1,408	1,427,506
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD390	388,605
6.63%, 10/15/32(a)	USD137	139,357
Security	Par (000)	Value
Oil & Gas (continued)
Baytex Energy Corp.
7.38%, 03/15/32(a)(g)	USD2,822	$2,729,053
8.50%, 04/30/30(a)(g)	USD862	877,209
BP Capital Markets PLC, 3.25%, (5-year EUR Swap + 3.520%)(b)(c)(i)	EUR6,500	7,427,432
CNX Resources Corp.
6.00%, 01/15/29(a)	USD462	461,751
7.25%, 03/01/32(a)	USD2,473	2,549,678
Comstock Resources Inc. 6.75%, 03/01/29(a)	USD7,405	7,288,416
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(g)	USD3,288	3,145,545
7.63%, 04/01/32(a)	USD2,298	2,245,624
8.38%, 01/15/34(a)	USD920	910,575
CVR Energy Inc., 8.50%, 01/15/29(a)(g)	USD4,382	4,305,257
Ecopetrol SA, 8.88%, 01/13/33	USD538	564,362
Empresa Nacional del Petroleo, 5.95%, 07/30/34(a)	USD400	407,000
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	USD271	299,056
Eni SpA
4.25%, 05/19/33(c)	EUR5,912	7,084,755
4.50%, (5-year EUR Swap + 2.083%)(b)(c)(i)	EUR4,725	5,525,354
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)(g)	USD600	493,500
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 05/15/34(a)	USD2,997	2,885,785
7.25%, 02/15/35(a)	USD2,110	2,056,336
8.38%, 11/01/33(a)	USD3,316	3,460,322
KazMunayGas National Co. JSC, 5.75%, 04/19/47(c)	USD334	293,098
Matador Resources Co.
6.25%, 04/15/33(a)	USD240	237,752
6.50%, 04/15/32(a)	USD1,105	1,108,260
6.88%, 04/15/28(a)	USD844	857,820
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	USD308	249,006
Medco Maple Tree Pte Ltd.
8.96%, 04/27/29(a)	USD250	261,563
8.96%, 04/27/29(c)	USD4,500	4,708,125
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD3,590	3,661,682
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(g)	USD1,969	1,988,168
8.75%, 06/15/31(a)	USD2,118	2,175,997
ORLEN SA, 6.00%, 01/30/35(a)	USD285	292,125
Parkland Corp.
4.63%, 05/01/30(a)	USD1,683	1,613,954
5.88%, 07/15/27(a)	USD672	672,571
6.63%, 08/15/32(a)	USD1,537	1,571,018
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD3,045	3,046,860
7.00%, 01/15/32(a)	USD1,071	1,105,935
8.00%, 04/15/27(a)	USD463	473,425
Petroleos del Peru SA, 4.75%, 06/19/32(a)	USD399	319,076
Petroleos Mexicanos
5.95%, 01/28/31	USD586	542,636
6.50%, 03/13/27	USD860	859,768
6.88%, 10/16/25(g)	USD2,001	2,001,200
6.95%, 01/28/60(g)	USD447	344,905
7.50%, 03/20/26	USD10,281	10,242,446

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.75%, 06/02/29(g)	USD2,460	$2,588,706
10.00%, 02/07/33(g)	USD405	450,137
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(c)(i)	USD5,594	5,558,366
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(g)	USD546	566,306
Preem Holdings AB, 12.00%, 06/30/27(c)	EUR3,436	4,066,043
PRIO Luxembourg Holding Sarl, 6.13%, 06/09/26(c)	USD400	401,500
Puma International Financing SA, 7.75%, 04/25/29(c)	USD1,760	1,821,450
Raizen Fuels Finance SA
6.45%, 03/05/34(a)	USD345	342,519
6.70%, 02/25/37(c)	USD510	496,128
6.95%, 03/05/54(a)	USD200	186,800
Range Resources Corp., 8.25%, 01/15/29	USD832	853,075
Saudi Arabian Oil Co., 4.75%, 06/02/30(a)	USD635	638,484
SEPLAT Energy PLC, 9.13%, 03/21/30(c)	USD712	731,580
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)	USD635	596,265
SM Energy Co.
6.50%, 07/15/28	USD706	710,382
6.63%, 01/15/27	USD532	530,819
6.75%, 09/15/26	USD1,693	1,696,791
6.75%, 08/01/29(a)	USD713	713,563
7.00%, 08/01/32(a)(g)	USD2,865	2,836,984
Sunoco LP
6.25%, 07/01/33(a)	USD1,936	1,960,783
7.00%, 05/01/29(a)	USD176	182,172
7.25%, 05/01/32(a)	USD969	1,015,507
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD1,921	1,862,016
7.00%, 09/15/28(a)	USD1,570	1,617,086
TotalEnergies Capital International SA, 3.85%, 03/03/45(c)	EUR3,500	3,742,602
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD5,367	5,500,403
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	USD757	779,475
Valaris Ltd., 8.38%, 04/30/30(a)	USD1,699	1,754,881
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(b)(c)	EUR5,900	7,427,998
Vista Energy Argentina SAU, 8.50%, 06/10/33(a)	USD292	299,592
Vital Energy Inc.
7.88%, 04/15/32(a)(g)	USD1,533	1,345,532
9.75%, 10/15/30(g)	USD3,876	3,635,954
Wintershall Dea Finance 2 BV, 6.12%, (1-day SONIA + 1.750%)(b)(c)(i)	EUR7,256	8,570,362
Wintershall Dea Finance BV
3.83%, 10/03/29(c)	EUR4,900	5,654,822
4.36%, 10/03/32(c)	EUR12,291	14,074,901
		183,106,154
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD1,792	1,791,898
6.63%, 09/01/32(a)	USD590	598,747
OEG Finance PLC 7.25%, 09/27/29(c)	EUR5,866	6,990,320
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	USD4,511	$4,611,385
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD4,088	4,199,651
		18,192,001
Packaging & Containers — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(c)	EUR1,199	1,299,133
4.00%, 09/01/29(a)(g)	USD2,148	1,956,502
6.00%, 06/15/27(a)	USD1,145	1,146,009
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 2.13%, 08/15/26(c)	EUR8,749	9,953,040
Ball Corp.
2.88%, 08/15/30	USD100	89,829
3.13%, 09/15/31	USD900	805,537
4.25%, 07/01/32	EUR4,020	4,685,412
6.00%, 06/15/29	USD1,287	1,309,882
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD2,852	2,885,811
6.75%, 04/15/32(a)	USD146	149,549
8.75%, 04/15/30(a)(g)	USD4,245	4,332,353
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD2,144	2,122,078
Fiber Midco SpA, 10.75%, 06/15/29, (6.25% PIK)(c)(h)	EUR900	937,466
Graphic Packaging International LLC, 6.38%, 07/15/32(a)(g)	USD2,813	2,846,930
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR3,533	3,710,821
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(a)	USD14,567	14,417,623
OI European Group BV
5.25%, 06/01/29(c)	EUR3,000	3,549,816
6.25%, 05/15/28(c)	EUR1,200	1,415,819
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(g)	USD2,847	2,878,992
Sealed Air Corp.
4.00%, 12/01/27(a)	USD240	233,014
5.00%, 04/15/29(a)	USD2,451	2,417,619
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	USD519	539,451
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	USD240	252,730
12.25%, 01/15/31(a)	USD7,815	8,205,719
		72,141,135
Pharmaceuticals — 1.2%
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(b)(c)	EUR2,200	2,562,073
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(b)(c)	EUR7,900	9,651,337
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(b)(c)	EUR4,300	5,342,840
Series N5.5, 4.50%, 03/25/82, (5-year EUR Swap + 3.751%)(b)(c)	EUR3,300	3,809,710
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)	USD110	$110,091
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)	USD4,130	4,249,109
Dolcetto Holdco SpA
5.63%, 07/14/32, (3-mo. EURIBOR + 3.625%)(b)(c)	EUR1,497	1,720,601
5.63%, 07/14/32(c)	EUR7,957	9,249,685
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	USD4,723	5,024,479
Grifols SA
7.13%, 05/01/30(c)	EUR8,000	9,633,502
7.50%, 05/01/30(c)	EUR3,450	4,153,522
Gruenenthal GmbH
4.63%, 11/15/31(c)	EUR1,154	1,342,745
6.75%, 05/15/30(c)	EUR4,594	5,540,716
Hikma Finance USA LLC, 5.13%, 07/08/30(c)	USD398	395,015
Jazz Securities DAC, 4.38%, 01/15/29(a)(g)	USD2,087	2,018,915
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(c)	EUR2,500	2,919,715
5.89%, 10/23/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR2,712	3,114,276
7.00%, 02/21/30(c)	EUR6,027	7,180,297
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD287	271,648
5.13%, 04/30/31(a)(g)	USD8,012	6,931,306
2.88%, 04/30/28(c)	EUR3,173	3,564,813
6.75%, 05/15/34(a)	USD261	246,117
7.88%, 05/15/34(a)(g)	USD5,155	4,615,376
Rossini SARL
5.86%, 12/31/29, (3-mo. EURIBOR + 3.875%)(b)(c)	EUR825	954,037
6.75%, 12/31/29(c)	EUR1,868	2,249,818
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 06/01/31	EUR5,473	6,284,821
4.38%, 05/09/30	EUR6,027	7,040,674
7.88%, 09/15/31	EUR3,964	5,451,642
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD3,141	3,066,401
4.75%, 05/09/27	USD243	241,071
5.13%, 05/09/29(g)	USD761	760,924
6.00%, 12/01/32	USD582	593,640
6.75%, 03/01/28	USD923	953,228
7.88%, 09/15/29	USD819	887,960
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD2,148	2,175,494
		124,307,598
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	USD1,355	1,343,609
5.75%, 03/01/27(a)	USD1,868	1,868,787
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD390	404,430
7.25%, 07/15/32(a)	USD2,094	2,207,706
Security	Par (000)	Value
Pipelines (continued)
Buckeye Partners LP
4.13%, 12/01/27	USD533	$519,869
6.75%, 02/01/30(a)(g)	USD2,170	2,246,499
6.88%, 07/01/29(a)	USD1,605	1,652,177
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD1,431	1,397,968
7.50%, 12/15/33(a)	USD750	798,723
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD572	574,778
7.38%, 06/30/33(a)	USD483	477,462
8.63%, 03/15/29(a)	USD4,711	4,902,780
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(g)	USD955	979,271
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(g)	USD1,218	1,297,517
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33	USD3,779	3,917,905
8.25%, 01/15/29	USD560	584,079
8.88%, 04/15/30	USD257	272,057
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(g)	USD2,780	2,914,858
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	USD508	519,587
6.10%, 08/23/42(a)	USD511	517,771
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD1,479	1,497,001
7.50%, 05/15/32(a)	USD312	324,303
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD2,572	2,488,637
5.13%, 06/15/28(a)	USD301	299,449
6.50%, 06/01/29(a)	USD150	154,515
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	USD944	976,021
8.88%, 07/15/28(a)	USD2,117	2,207,375
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD5,746	5,473,116
Kinetik Holdings LP
5.88%, 06/15/30(a)	USD767	767,620
6.63%, 12/15/28(a)	USD891	911,236
NuStar Logistics LP, 5.63%, 04/28/27	USD3,172	3,188,062
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD2,147	2,105,056
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(g)	USD1,925	1,999,956
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(g)	USD265	273,688
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD1,801	1,784,827
6.00%, 03/01/27(a)	USD1,417	1,412,338
6.00%, 12/31/30(a)	USD3,956	3,875,895
6.00%, 09/01/31(a)	USD1,039	1,018,134
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	USD3,472	3,565,775
3.88%, 08/15/29(a)	USD615	580,516
4.13%, 08/15/31(a)	USD1,522	1,405,851

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global LNG Inc.
7.00%, 01/15/30(a)(g)	USD5,043	$5,113,678
8.13%, 06/01/28(a)	USD1,963	2,032,321
8.38%, 06/01/31(a)	USD8,283	8,567,587
9.88%, 02/01/32(a)(g)	USD4,182	4,512,143
Venture Global Plaquemines LNG LLC., 6.75%, 01/15/36(a)	USD1,611	1,657,245
		87,590,178
Real Estate — 0.9%
Adler Financing SARL, Series 1L, 8.25%, 12/31/28, (4.13% PIK)(h)	EUR17,337	20,832,642
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(c)	USD347	354,159
Aroundtown Finance Sarl, 8.63%, (3-month BB Swap + 1.830%)(b)(i)	GBP2,000	2,680,127
Aroundtown Finance SARL
5.00%, (5-year EURIBOR ICE Swap + 2.349%)(b)(i)	EUR5,000	5,332,104
7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(i)	EUR9,942	11,836,020
Aroundtown SA, 1.63%, (5-year EUR Swap + 2.419%)(b)(c)(i)	EUR1,000	1,074,131
Central Plaza Development Ltd., 6.80%, 04/07/29(c)	USD870	875,438
Citycon OYJ, 3.63%, (5-year EURIBOR ICE Swap + 4.179%)(b)(c)(i)	EUR2,495	2,740,071
Citycon Treasury BV
1.25%, 09/08/26(c)	EUR174	194,765
1.63%, 03/12/28(c)	EUR2,140	2,303,732
2.38%, 01/15/27(c)	EUR297	335,227
5.00%, 03/11/30(c)	EUR2,350	2,741,847
5.38%, 07/08/31(c)	EUR4,075	4,798,484
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	USD3,156	3,382,465
Elect Global Investments Ltd., 4.85%(c)(i)	USD1,067	693,550
Grand City Properties SA, 1.50%, (5-year EUR Swap + 2.184%)(b)(c)(i)	EUR7,000	7,723,996
Heimstaden Bostad AB
1.13%, 01/21/26(c)	EUR400	453,227
2.63%, (5-year EUR Swap + 3.149%)(b)(c)(i)	EUR550	601,941
3.38%, (5-year EUR Swap + 2.860%)(b)(c)(i)	EUR2,000	2,263,597
3.63%, (5-year EUR Swap + 3.904%)(b)(c)(i)	EUR1,000	1,119,070
6.25%, (3-month BB Swap + 2.250%)(b)(c)(i)	EUR5,500	6,425,275
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27	EUR961	1,072,965
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD880	838,866
4.38%, 02/01/31(a)	USD517	475,812
5.38%, 08/01/28(a)	USD3,126	3,106,822
MAF Global Securities Ltd., 6.38%, (5-year CMT + 3.539%)(b)(c)(i)	USD200	199,250
Unique Pub Finance Co. PLC (The), Series N, 6.46%, 03/30/32(c)	GBP4,017	5,490,061
Security	Par (000)	Value
Real Estate (continued)
Vivion Investments SARL
6.50%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(c)(h)	EUR4,276	$4,820,019
6.50%, 02/28/29, (6.50 % PIK)(c)(h)	EUR1,441	1,612,434
		96,378,097
Real Estate Investment Trusts — 0.9%
Alstria Office AG, 5.50%, 03/20/31(c)	EUR8,500	9,917,028
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD100	94,571
4.88%, 09/15/27(a)	USD240	238,178
4.88%, 09/15/29(a)	USD3,905	3,818,180
5.25%, 03/15/28(a)	USD176	175,104
5.25%, 07/15/30(a)	USD259	254,528
5.63%, 07/15/32(a)	USD3,896	3,845,197
6.25%, 01/15/33(a)	USD143	145,442
7.00%, 02/15/29(a)(g)	USD4,875	5,007,971
KEPPEL REIT, 4.10%(b)(c)	SGD2,750	2,117,991
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR1,745	1,871,669
7.00%, 02/15/32(c)	EUR12,719	14,910,157
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(g)	USD762	733,003
5.88%, 10/01/28(a)	USD2,892	2,880,729
7.00%, 02/01/30(a)	USD2,626	2,689,287
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD1,534	1,491,877
4.75%, 10/15/27	USD3,121	3,087,392
6.50%, 04/01/32(a)	USD1,342	1,370,390
7.25%, 07/15/28(a)	USD540	556,867
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	USD1,626	1,601,764
4.00%, 09/15/29(a)(g)	USD255	237,979
SBA Communications Corp.
3.13%, 02/01/29	USD359	334,600
3.88%, 02/15/27	USD9,464	9,300,505
Scentre Group Trust 1
5.60%, 03/31/55, (Update Replacements.xls: BBSW3M + 2.000%)(b)(c)	AUD2,400	1,547,774
5.88%, 09/10/54(b)	AUD800	526,464
Service Properties Trust
3.95%, 01/15/28(g)	USD3,115	2,904,086
4.38%, 02/15/30(g)	USD5,880	4,981,934
4.75%, 10/01/26	USD933	915,525
4.95%, 02/15/27	USD829	808,931
4.95%, 10/01/29(g)	USD1,620	1,425,024
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	USD5,314	5,210,350
6.00%, 04/15/30(a)	USD722	729,089
7.25%, 04/01/29(a)	USD446	466,444
Stockland Trust, 5.42%, 03/25/32(c)	AUD1,500	982,329
Trust Fibra Uno, 4.87%, 01/15/30(c)	USD638	608,569
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	USD7,090	$6,871,027
10.50%, 02/15/28(a)	USD3,288	3,475,018
		98,132,973
Retail — 1.5%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28(a)	USD80	77,164
4.00%, 10/15/30(a)(g)	USD6,853	6,349,389
4.38%, 01/15/28(a)	USD3,662	3,578,464
5.63%, 09/15/29(a)	USD150	150,895
6.13%, 06/15/29(a)	USD1,601	1,636,339
Advance Auto Parts Inc., 3.90%, 04/15/30(g)	USD890	807,036
Afflelou SAS, 6.00%, 07/25/29(c)	EUR1,379	1,648,257
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD240	236,009
4.63%, 11/15/29(a)	USD2,672	2,567,406
5.00%, 02/15/32(a)	USD1,545	1,461,419
Bertrand Franchise Finance SAS
5.99%, 07/18/30, (3-mo. EURIBOR + 3.750%)(b)(c)	EUR5,000	5,556,538
6.50%, 07/18/30(c)	EUR2,188	2,501,731
Boots Group Finco LP
5.38%, 08/31/32(c)	EUR2,638	3,081,983
7.38%, 08/31/32(c)	GBP1,303	1,753,072
Bubbles Holdco SPA
6.23%, 09/30/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR3,998	4,606,765
6.50%, 09/30/31(c)	EUR1,804	2,120,985
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP13,581	18,617,878
Dufry One BV, 4.50%, 05/23/32(c)	EUR7,310	8,448,524
Duomo Bidco SpA, 6.15%, 07/15/31, (3-mo. EURIBOR + 4.125%)(b)(c)	EUR2,317	2,660,799
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)(g)	USD7,431	6,991,295
FirstCash Inc.
5.63%, 01/01/30(a)	USD697	689,785
6.88%, 03/01/32(a)	USD1,661	1,702,699
Fressnapf Holding SE, 5.25%, 10/31/31(c)	EUR3,685	4,305,911
Gap Inc. (The)
3.63%, 10/01/29(a)	USD116	107,045
3.88%, 10/01/31(a)	USD3,665	3,256,956
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	USD2,150	2,000,565
8.75%, 01/15/32(a)	USD1,328	1,175,917
11.50%, 08/15/29(a)	USD4,907	4,870,626
Goldstory SAS
6.02%, 02/01/30, (3-mo. EURIBOR + 4.000%)(b)(c)	EUR4,916	5,682,227
6.75%, 02/01/30(c)	EUR6,452	7,679,763
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(g)	USD598	576,574
6.38%, 01/15/30(a)	USD1,308	1,332,282
Kohl's Corp., 5.13%, 05/01/31(g)	USD4,537	3,268,279
LBM Acquisition LLC, 6.25%, 01/15/29(a)(g)	USD10,162	8,917,155
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD3,604	3,502,444
8.25%, 08/01/31(a)	USD2,956	3,125,438
Lithia Motors Inc.
3.88%, 06/01/29(a)	USD531	500,323
Security	Par (000)	Value
Retail (continued)
4.38%, 01/15/31(a)(g)	USD2,400	$2,257,536
4.63%, 12/15/27(a)	USD205	201,820
Murphy Oil USA Inc., 4.75%, 09/15/29	USD1,160	1,134,200
Nordstrom Inc., 4.38%, 04/01/30	USD1,223	1,108,916
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29(a)(g)	USD10,266	10,046,129
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD945	973,136
Sonic Automotive Inc.
4.63%, 11/15/29(a)(g)	USD1,676	1,611,831
4.88%, 11/15/31(a)(g)	USD584	550,414
Stonegate Pub Co. Financing PLC
8.77%, 07/31/29, (3-mo. EURIBOR + 6.625%)(b)(c)	EUR4,000	4,494,820
10.75%, 07/31/29(c)	GBP3,414	4,578,583
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD977	917,570
Wesfarmers Ltd., 2.55%, 06/23/31(c)	AUD1,120	630,200
Yum! Brands Inc.
3.63%, 03/15/31	USD2,154	1,985,387
4.63%, 01/31/32(g)	USD282	269,956
4.75%, 01/15/30(a)	USD2,721	2,681,868
		160,988,303
Savings & Loans — 0.1%
Nationwide Building Society
5.75%, (5-year UK Government Bond + 5.625%)(b)(c)(i)	GBP2,306	3,030,983
7.50%, (5-year UK Government Bond + 3.852%)(b)(c)(i)	GBP5,225	7,027,708
Series ., 7.88%, (1-day SONIA + 1.400%)(b)(c)(i)	GBP850	1,156,938
		11,215,629
Semiconductors — 0.1%
Broadcom Inc., 3.75%, 02/15/51(a)	USD5,188	3,880,736
Entegris Inc.
4.38%, 04/15/28(a)	USD240	233,856
5.95%, 06/15/30(a)(g)	USD4,320	4,358,699
SK Hynix Inc., 6.25%, 01/17/26(c)	USD635	639,096
		9,112,387
Software — 1.1%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(g)	USD5,297	4,352,424
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD3,699	3,137,900
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD5,148	5,198,888
8.25%, 06/30/32(a)(g)	USD5,042	5,368,878
9.00%, 09/30/29(a)	USD15,020	15,543,612
Continuum Energy Pte. Ltd., 12.85%, 09/11/27(e)(g)	USD1,749	1,749,061
CoreWeave Inc.
9.00%, 02/01/31(a)	USD1,973	1,964,588
9.25%, 06/01/30(a)	USD5,895	5,924,775
Fair Isaac Corp.
5.25%, 05/15/26(a)	USD3,180	3,174,786
6.00%, 05/15/33(a)	USD256	257,202
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR13,014	15,567,883

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
IPD 3 BV 5.50%, 06/15/31(c)	EUR6,646	$7,721,934
Open Text Corp., 3.88%, 12/01/29(a)	USD3,437	3,217,180
Oracle Corp.
3.85%, 04/01/60	USD13,544	9,130,602
5.38%, 09/27/54(g)	USD3,600	3,242,572
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD168	168,037
6.50%, 06/01/32(a)	USD2,809	2,888,321
TeamSystem SpA
5.00%, 07/01/31(c)	EUR6,212	7,175,357
5.19%, 07/01/32, (3-mo. EURIBOR + 3.250%)(b)(c)	EUR5,773	6,588,461
5.53%, 07/31/31, (3-mo. EURIBOR + 3.500%)(b)(c)	EUR5,283	6,045,968
Twilio Inc., 3.63%, 03/15/29	USD926	877,003
UKG Inc., 6.88%, 02/01/31(a)	USD5,820	5,975,190
		115,270,622
Sovereign Debt Securities — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	USD200	205,188
Telecommunications — 2.9%
Altice France SA, 5.13%, 07/15/29(a)	USD2,000	1,730,000
Altice France SA/France
3.38%, 01/15/28(c)	EUR1,000	997,694
4.00%, 07/15/29(c)	EUR900	901,262
4.13%, 01/15/29(c)	EUR2,000	2,009,854
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(b)(g)	USD4,310	4,385,050
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)(g)	USD1,024	1,039,247
British Telecommunications PLC
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(b)(c)	EUR1,269	1,518,696
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(b)(c)	GBP5,100	7,255,579
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(g)	USD8,044	8,122,920
Digicel International Finance Ltd. / Difl US LLC, 8.63%, 08/01/32(a)	USD304	307,059
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(g)(h)	USD3,380	3,202,541
10.75%, 11/30/29	USD11,628	12,253,005
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(c)	USD1,226	1,221,893
Eutelsat SA
1.50%, 10/13/28(c)	EUR5,400	5,673,281
9.75%, 04/13/29(c)	EUR2,737	3,395,443
Fibercop SpA
4.75%, 06/30/30(c)	EUR3,237	3,760,647
5.13%, 06/30/32(c)	EUR1,615	1,868,530
Series 2033, 6.38%, 11/15/33(a)	USD317	307,075
Series 2034, 6.00%, 09/30/34(a)	USD2,788	2,633,399
Series 2036, 7.20%, 07/18/36(a)	USD2,233	2,211,117
Series 2038, 7.72%, 06/04/38(a)(g)	USD1,399	1,392,054
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD4,070	4,064,879
5.88%, 10/15/27(a)	USD2,640	2,640,478
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 11/01/29	USD2,753	$2,775,971
6.00%, 01/15/30(a)(g)	USD4,794	4,850,996
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR5,669	6,043,091
Iliad Holding SASU
5.38%, 04/15/30(c)	EUR2,637	3,114,026
5.63%, 10/15/28(c)	EUR100	116,268
6.88%, 04/15/31(c)	EUR12,947	15,886,373
7.00%, 10/15/28(a)	USD2,782	2,823,716
7.00%, 04/15/32(a)	USD440	451,611
8.50%, 04/15/31(a)	USD6,260	6,714,983
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR11,740	13,597,014
Level 3 Financing Inc.
6.88%, 06/30/33(a)	USD4,871	4,935,957
10.75%, 12/15/30(a)	USD4,752	5,351,940
11.00%, 11/15/29(a)	USD32	35,901
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)	USD247	263,117
NBN Co. Ltd., 2.20%, 12/16/30(c)	AUD130	74,495
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR9,275	10,701,354
Optics Bidco SpA, 5.25%, 03/17/55	EUR3,200	3,243,640
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(g)	USD4,894	4,824,587
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)	USD3,053	3,121,300
SES SA
4.13%, 06/24/30(c)	EUR1,475	1,708,811
4.88%, 06/24/33(c)	EUR1,850	2,176,362
SoftBank Group Corp.
3.38%, 07/06/29(c)	EUR2,322	2,541,048
3.88%, 07/06/32(c)	EUR3,616	3,848,850
5.00%, 04/15/28(c)	EUR100	116,933
5.25%, 10/10/29(c)	EUR11,237	13,047,383
5.38%, 01/08/29(c)	EUR5,975	6,994,854
5.75%, 07/08/32(c)	EUR5,645	6,566,386
Series ., 5.88%, 07/10/31(c)	EUR5,117	6,045,856
Series ., 6.38%, 07/10/33(c)	EUR5,303	6,275,666
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	USD4,398	4,370,947
Telecom Argentina SA, 9.25%, 05/28/33(a)	USD285	292,837
Telefonica Emisiones SA, 3.94%, 06/25/35(c)	EUR6,200	7,093,124
Telefonica Europe BV
2.50%, (5-year CMT + 2.351%)(b)(c)(i)	EUR2,500	2,813,585
6.14%, (7-year EUR Swap + 3.347%)(b)(c)(i)	EUR1,500	1,853,946
Series ., 5.75%, (8-year EUR Swap + 3.121%)(b)(c)(i)	EUR6,500	7,782,083
Telstra Group Ltd., 5.65%, 03/06/34	AUD2,170	1,444,057
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.709%)(b)(g)	USD171	173,165
7.00%, 10/15/55, (1-day SOFR + 1.350%)(b)(g)	USD1,228	1,243,248
T-Mobile USA Inc., 5.25%, 06/15/55	USD3,550	3,226,542
Turk Telekomunikasyon AS, 7.38%, 05/20/29(c)	USD400	410,468
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(a)	USD280	288,663
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Veon Midco BV, 3.38%, 11/25/27(a)	USD319	$295,075
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(a)	USD258	245,174
Viasat Inc., 5.63%, 04/15/27(a)	USD4,155	4,134,929
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP6,856	8,488,477
4.25%, 01/31/31(a)	USD2,739	2,495,589
4.50%, 07/15/31(c)	GBP2,854	3,421,639
4.75%, 07/15/31(a)	USD4,672	4,322,395
5.63%, 04/15/32(c)	EUR4,682	5,517,954
7.75%, 04/15/32(a)(g)	USD1,587	1,653,186
Vmed O2 UK Financing I PLC., 5.63%, 04/15/32(c)	EUR3,147	3,678,726
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(b)(c)	EUR790	871,092
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD3,006	2,923,812
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD3,184	2,932,212
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD1,421	1,484,935
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(b)(c)	GBP2,388	3,453,287
Zegona Finance PLC
6.75%, 07/15/29	EUR4,107	4,944,686
6.75%, 07/15/29(c)	EUR10,900	13,179,370
		306,175,395
Transportation — 0.6%
Australian Rail Track Corp. Ltd., 5.60%, 06/12/31(c)	AUD2,350	1,562,421
Danaos Corp., 8.50%, 03/01/28(a)	USD3,899	3,975,600
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP11,882	16,636,684
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF6,170	7,499,402
Mobico Group PLC
3.63%, 11/20/28(c)	GBP1,854	2,112,822
4.25%, (5-year UK Government Bond + 4.135%)(b)(c)(i)	GBP4,800	3,912,465
4.88%, 09/26/31(c)	EUR2,820	2,624,371
MTR Corp. CI Ltd., 5.63%, (3-month BB Swap + 1.900%)(b)(c)(i)	USD4,000	4,029,200
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(b)(c)	AUD4,310	2,793,503
Poste Italiane SpA, 2.63%, (5-year EURIBOR ICE Swap + 2.677%)(b)(c)(i)	EUR4,555	5,006,767
Qube Treasury Pty Ltd., 5.90%, 12/11/34(c)	AUD800	522,428
SGL Group ApS
6.30%, 02/24/31, (3-mo. EURIBOR + 4.250%)(b)(c)	EUR3,000	3,453,436
6.75%, 04/22/30, (3-mo. EURIBOR + 4.750%)(b)	EUR10,023	11,578,933
Transnet SOC Ltd., 8.25%, 02/06/28(c)	USD701	728,921
XPO Inc., 7.13%, 02/01/32(a)	USD1,268	1,318,065
		67,755,018
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(a)(g)	USD200	198,208
7.00%, 05/01/31(a)	USD1,787	1,854,095
7.00%, 06/15/32(a)	USD2,717	2,813,755
Security	Par (000)	Value
Trucking & Leasing (continued)
7.88%, 12/01/30(a)	USD2,458	$2,606,139
		7,472,197
Water — 0.0%
Thames Water Super Senior Issuer PLC, Series 144*, 9.75%, 10/10/27(a)	GBP12	16,951
Thames Water Utilities Ltd.,Series 144., 0.00%, 03/22/27(a)(f)	GBP7	8,421
		25,372
Total Corporate Bonds & Notes — 40.5% (Cost: $4,224,830,050)		4,341,824,564
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(c)	USD2,807	2,715,773
9.50%, 11/12/25(c)	USD635	638,575
		3,354,348
Armenia — 0.0%
Republic of Armenia International Bond, 6.75%, 03/12/35(a)	USD268	262,305
Bahrain — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32(c)	USD288	271,552
7.00%, 01/26/26(c)	USD1,433	1,439,449
		1,711,001
Barbados — 0.0%
Barbados Government International Bond, 8.00%, 06/26/35(a)	USD390	389,066
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(a)	USD687	664,460
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(c)	USD1,108	845,958
Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00% 01/01/26(f)	BRL34	5,663,184
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	BRL263	44,572,073
		50,235,257
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD358	348,834
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)	USD450	422,577
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	USD952	928,200
3.13%, 01/21/26	USD400	396,200
3.75%, 01/14/32	EUR2,677	3,110,378
4.34%, 03/07/42	USD463	399,222
		4,834,000

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 0.3%
Colombia Government International Bond
7.50%, 02/02/34	USD656	$665,840
7.75%, 11/07/36	USD335	334,079
8.00%, 04/20/33	USD892	938,384
8.00%, 11/14/35	USD200	205,200
8.75%, 11/14/53	USD200	203,200
Colombian TES
Series B, 5.75%, 11/03/27	COP61,641,800	13,699,143
Series B, 7.75%, 09/18/30	COP52,005,100	10,873,046
		26,918,892
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD284	296,496
7.30%, 11/13/54(a)	USD200	207,465
		503,961
Czech Republic — 0.2%
Czech Republic Government Bond
4.50%, 11/11/32	CZK138,900	6,572,425
5.00%, 09/30/30	CZK259,060	12,579,639
		19,152,064
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)(g)	USD739	704,636
4.50%, 01/30/30(c)	USD593	565,426
4.88%, 09/23/32(a)	USD522	482,374
5.95%, 01/25/27(c)	USD1,624	1,637,804
6.88%, 01/29/26(c)	USD1,220	1,227,930
6.95%, 03/15/37(a)	USD309	316,184
7.05%, 02/03/31(a)	USD552	580,704
10.75%, 06/01/36(a)	DOP140,250	2,423,741
10.75%, 06/01/36(c)	DOP52,350	904,690
		8,843,489
Ecuador — 0.0%
Ecuador Government International Bond
6.90%, 07/31/30(c)(d)	USD1,035	905,625
6.90%, 07/31/35(c)(d)	USD577	429,058
		1,334,683
Egypt — 0.1%
Egypt Government International Bond
5.63%, 04/16/30(c)	EUR3,787	4,008,398
6.59%, 02/21/28(c)	USD441	440,890
7.50%, 01/31/27(c)	USD952	962,412
7.50%, 02/16/61(a)	USD436	317,861
7.63%, 05/29/32(c)	USD629	591,065
7.90%, 02/21/48(c)	USD4,348	3,369,700
8.50%, 01/31/47(c)	USD635	518,271
8.50%, 01/31/47(a)	USD400	326,470
8.63%, 02/04/30(c)	USD635	646,113
9.45%, 02/04/33(a)	USD297	301,529
		11,482,709
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(c)	USD1,206	1,250,983
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(c)(j)(k)	USD997	917,240
Security	Par (000)	Value
France — 0.4%
French Republic Government Bond OAT, 3.20%, 05/25/35(a)	EUR41,592	$46,924,792
Gabon — 0.0%
Gabon Government International Bond, 9.50%, 02/18/29(c)	USD2,443	2,283,448
Ghana — 0.0%
Ghana Government International Bond
0.00%, 07/03/26(c)(f)	USD13	12,909
0.00%, 01/03/30(c)(f)	USD285	236,351
5.00%, 07/03/29(c)(d)	USD4,179	3,959,279
5.00%, 07/03/35(c)(d)	USD470	377,347
		4,585,886
Guatemala — 0.0%
Guatemala Government Bond
6.25%, 08/15/36(a)	USD295	296,180
6.60%, 06/13/36(a)	USD400	409,542
7.05%, 10/04/32(a)	USD500	534,613
		1,240,335
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF1,509,640	4,245,279
Hungary Government International Bond
5.00%, 02/22/27(c)	EUR2,602	3,087,257
5.25%, 06/16/29(a)	USD536	540,667
5.38%, 09/12/33(c)	EUR413	509,850
5.50%, 06/16/34(c)	USD400	394,846
5.50%, 03/26/36(a)	USD200	193,221
6.75%, 09/23/55(a)	USD295	298,744
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR1,533	1,890,728
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(c)	USD1,695	1,755,393
		12,915,985
Indonesia — 0.4%
Indonesia Government International Bond, 3.88%, 01/15/33	EUR323	375,633
Indonesia Treasury Bond
6.75%, 07/15/35	IDR263,572,000	16,193,548
7.00%, 05/15/27	IDR143,086,000	8,869,562
7.13%, 06/15/38	IDR152,095,000	9,499,121
8.25%, 05/15/36	IDR64,385,000	4,376,489
		39,314,353
Ireland — 1.0%
Ireland Government Bond, 2.60%, 10/18/34(c)	EUR97,018	107,978,553
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 3.65%, 08/01/35(a)	EUR50,682	58,682,736
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.88%, 10/17/31(c)	EUR578	640,855
6.38%, 03/03/28(c)	USD1,223	1,230,644
8.08%, 04/01/36(a)	USD341	335,544
8.25%, 01/30/37(a)	USD255	251,369
		2,458,412
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jordan — 0.0%
Jordan Government International Bond
7.50%, 01/13/29(a)	USD277	$285,778
7.50%, 01/13/29(c)	USD1,526	1,574,359
7.75%, 01/15/28(c)	USD461	477,827
		2,337,964
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28(a)	KZT337,500	559,226
13.49%, 05/23/28(c)	KZT115,500	191,379
17.30%, 07/03/28(c)	KZT328,500	596,466
		1,347,071
Kenya — 0.0%
Republic of Kenya Government International Bond
7.25%, 02/28/28(c)	USD2,589	2,563,110
9.75%, 02/16/31(a)	USD400	412,000
9.75%, 02/16/31(c)	USD401	413,030
		3,388,140
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(a)	USD658	658,000
Latvia — 0.0%
Latvia Government International Bond, 5.13%, 07/30/34(a)	USD581	584,329
Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)(j)(k)	USD349	64,565
6.10%, 10/04/22(c)(j)(k)	USD489	90,465
6.20%, 02/26/25(c)(j)(k)	USD971	179,635
6.60%, 11/27/26(c)(j)(k)	USD1,674	309,690
6.65%, 04/22/24(c)(j)(k)	USD303	56,055
6.85%, 03/23/27(c)(j)(k)	USD441	81,585
7.00%, 03/23/32(c)(j)(k)	USD522	96,570
		878,565
Luxembourg — 0.0%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(a)	USD1,600	1,610,240
Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR200	239,195
Malaysia — 0.1%
Malaysia Government Bond
3.83%, 07/05/34	MYR29,323	7,081,590
4.46%, 03/31/53	MYR5,918	1,508,466
		8,590,056
Mexico — 0.6%
Mexican Bonos
7.00%, 09/03/26	MXN3,309	17,358,832
7.50%, 05/26/33	MXN4,081	19,656,743
8.50%, 03/01/29	MXN2,116	11,176,594
Series M, 7.75%, 11/13/42	MXN637	2,778,635
Series M 20, 8.50%, 05/31/29	MXN148	778,390
Mexico Government International Bond
3.75%, 01/11/28	USD300	293,907
5.40%, 02/09/28	USD1,111	1,126,832
6.00%, 05/13/30	USD857	885,495
6.35%, 02/09/35	USD619	628,827
Security	Par (000)	Value
Mexico (continued)
6.40%, 05/07/54	USD322	$294,308
6.63%, 01/29/38	USD255	256,594
7.38%, 05/13/55	USD4,497	4,630,915
		59,866,072
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(c)	USD1,500	1,523,812
Mongolia Government International Bond, 6.63%, 02/25/30(c)	USD249	248,636
		1,772,448
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR374	416,804
Morocco — 0.0%
Morocco Government International Bond
4.75%, 04/02/35(a)	EUR557	639,621
5.95%, 03/08/28(a)	USD400	411,028
		1,050,649
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(c)	USD952	946,164
Nigeria — 0.1%
Nigeria Government International Bond
6.13%, 09/28/28(c)	USD1,923	1,870,117
7.14%, 02/23/30(c)	USD952	927,419
7.63%, 11/21/25(c)	USD1,425	1,429,460
7.63%, 11/28/47(c)	USD327	266,198
8.38%, 03/24/29(c)	USD1,306	1,339,878
10.38%, 12/09/34(a)	USD398	427,229
		6,260,301
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)	USD689	739,986
Pakistan — 0.0%
Pakistan Government International Bond
6.88%, 12/05/27(c)	USD2,560	2,502,400
7.38%, 04/08/31(c)	USD635	593,725
		3,096,125
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	USD441	433,944
7.13%, 01/29/26	USD1,006	1,015,431
7.50%, 03/01/31	USD631	676,432
8.00%, 03/01/38	USD286	309,416
		2,435,223
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(c)	USD200	170,470
5.60%, 03/13/48(c)	USD290	261,000
		431,470
Peru — 0.1%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(c)	USD2,542	2,422,526
5.50%, 05/06/30(a)	USD285	287,993
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(c)	USD1,246	1,242,885
Peru Government International Bond
1.86%, 12/01/32	USD392	314,235

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
2.78%, 01/23/31	USD603	$541,797
Peruvian Government International Bond, 6.85%, 08/12/35(a)	PEN39	5,556,188
		10,365,624
Philippines — 0.1%
Philippine Government Bond
6.25%, 02/28/29	PHP265,900	4,577,529
6.38%, 04/28/35	PHP189,450	3,264,075
Philippines Government International Bond, 4.63%, 07/17/28(g)	USD952	957,950
		8,799,554
Poland — 0.4%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN7,584	1,807,096
4.75%, 07/25/29	PLN42,238	11,276,466
5.00%, 10/25/34	PLN23,256	6,036,519
5.75%, 04/25/29	PLN72,223	19,957,420
Republic of Poland Government International Bond
4.88%, 02/12/30	USD1,573	1,606,300
4.88%, 10/04/33	USD147	146,192
5.50%, 04/04/53	USD466	435,827
		41,265,820
Qatar — 0.0%
Qatar Government International Bond, 3.25%, 06/02/26(c)	USD1,269	1,256,780
Romania — 0.1%
Romania Government International Bond
2.12%, 07/16/31(c)	EUR746	726,827
2.75%, 04/14/41(c)	EUR707	524,539
3.63%, 03/27/32(c)	USD930	812,299
5.25%, 11/25/27(c)	USD1,296	1,300,576
6.63%, 02/17/28(c)	USD200	207,250
Romanian Government International Bond
5.25%, 11/25/27(a)	USD128	128,452
5.25%, 03/10/30(c)	EUR640	754,287
5.75%, 09/16/30(a)	USD500	502,250
5.88%, 01/30/29(c)	USD6,486	6,584,374
5.88%, 07/11/32(a)	EUR248	291,650
6.25%, 09/10/34(a)	EUR572	676,633
6.75%, 07/11/39(a)	EUR242	283,318
		12,792,455
Saudi Arabia — 0.1%
Saudi Government International Bond
2.90%, 10/22/25(c)	USD1,856	1,845,792
4.50%, 04/17/30(c)	USD600	600,936
4.75%, 01/18/28(c)	USD1,769	1,780,277
5.00%, 01/18/53(a)	USD561	484,216
5.00%, 01/18/53(c)	USD657	567,077
5.13%, 01/13/28(a)	USD977	992,571
		6,270,869
Senegal — 0.0%
Senegal Government International Bond, 4.75%, 03/13/28(c)	EUR1,308	1,285,617
Security	Par (000)	Value
Serbia — 0.0%
Serbia International Bond
6.00%, 06/12/34(a)	USD390	$396,946
6.50%, 09/26/33(c)	USD200	211,629
		608,575
South Africa — 0.7%
Republic of South Africa Government Bond
7.00%, 02/28/31	ZAR386,574	19,812,736
8.00%, 01/31/30	ZAR804,033	43,805,697
8.50%, 01/31/37	ZAR71,310	3,481,214
8.88%, 02/28/35	ZAR6,328	331,347
Republic of South Africa Government International Bond
3.75%, 07/24/26	EUR711	815,722
5.00%, 10/12/46	USD464	323,640
5.75%, 09/30/49	USD609	455,550
5.88%, 09/16/25	USD635	635,216
7.10%, 11/19/36(a)	USD397	394,122
7.95%, 11/19/54(a)	USD508	483,616
		70,538,860
Spain — 1.4%
Spain Government Bond
2.70%, 01/31/30	EUR35,629	40,972,400
3.15%, 04/30/35(a)	EUR73,741	83,777,763
3.45%, 10/31/34(a)(c)	EUR16,842	19,672,538
		144,422,701
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.10%, 01/15/30(c)(d)	USD48	42,882
3.10%, 01/15/30(a)(d)	USD397	358,421
3.35%, 03/15/33(a)(d)	USD788	644,582
3.60%, 06/15/35(a)(d)	USD525	372,499
3.60%, 05/15/36(a)(d)	USD373	311,760
3.60%, 02/15/38(a)(d)	USD726	607,199
4.00%, 04/15/28(c)	USD931	884,370
4.00%, 04/15/28(a)	USD382	362,987
		3,584,700
Thailand — 0.3%
Thailand Government Bond
2.50%, 11/17/29	THB841,459	26,965,697
4.00%, 06/17/55	THB5,062	218,268
		27,183,965
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(c)	USD952	939,243
6.40%, 06/26/34(a)	USD511	496,692
		1,435,935
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(c)	EUR2,566	2,892,212
Turkey — 0.1%
Turkey Government International Bond, 9.13%, 07/13/30	USD981	1,090,784
Turkiye Government Bond
26.20%, 10/05/33	TRY43,748	984,996
30.00%, 09/12/29	TRY43,210	976,209
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Turkiye Government International Bond
7.13%, 02/12/32	USD600	$606,450
9.38%, 01/19/33	USD1,269	1,443,884
		5,102,323
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 4.88%, 04/30/29(c)	USD952	975,800
Emirate of Dubai Government International Bond, 3.90%, 09/09/50(c)	USD426	306,038
		1,281,838
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 03/07/30(c)	GBP15,219	20,409,207
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD503	453,553
Uruguay Government International Bond, 9.75%, 07/20/33	UYU43,861	1,173,165
		1,626,718
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR363	424,011
7.85%, 10/12/28(a)	USD200	212,560
7.85%, 10/12/28(c)	USD1,507	1,601,641
16.63%, 05/29/27(c)	UZS5,000,000	410,300
		2,648,512
Zambia — 0.0%
Zambia Government International Bond
0.50%, 12/31/53(c)	USD542	395,645
5.75%, 06/30/33(c)(d)	USD1,085	1,006,081
		1,401,726
Total Foreign Government Obligations — 8.1% (Cost: $860,554,800)		871,679,120
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,330	1,372,310
Texas — 0.0%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26(a)	870	874,348
Total Municipal Debt Obligations — 0.0% (Cost: $2,200,000)		2,246,658
U.S. Government Agency Obligations
Mortgage-Backed Securities — 15.7%
Uniform Mortgage-Backed Securities
3.50%, 08/15/54(l)	506,974	452,843,654
3.50%, 09/15/54(l)	506,974	452,209,936
4.50%, 08/15/54(l)	46,634	44,232,058
5.50%, 08/15/54(l)	21,329	21,216,079
6.00%, 08/15/54(l)	705,618	715,357,262
		1,685,858,989
Security	Par (000)	Value
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	$6,290	$6,091,009
Total U.S. Government Agency Obligations — 15.8% (Cost: $1,688,045,953)		1,691,949,998
Floating Rate Loan Interests(b)
Aerospace & Defense — 0.0%
Aernnova Aerospace S.A.U, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 5.98%, 02/27/30	EUR2,000	2,281,326
Cobham Ultra SeniorCo SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.09%, 08/06/29	EUR2,000	2,270,987
		4,552,313
Apparel — 0.0%
Beach Acquisition Bidco LLC, 06/25/32(m)	EUR1,000	1,140,344
Auto Parts & Equipment — 0.0%
Clarios Global LP
2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.15%, 01/28/32	EUR1,000	1,144,338
2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.90%, 07/16/31	EUR2,000	2,283,175
		3,427,513
Beverages — 0.0%
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.64%, 07/12/29	EUR1,880	2,154,865
Biotechnology — 0.0%
Advanz Pharma Corp., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.25%), 6.15%, 10/22/31	EUR1,500	1,717,602
Cooper Consumer Health SAS, 11/06/28(m)	EUR1,000	1,144,053
		2,861,655
Building Materials — 0.1%
Hestiafloor 2, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 02/27/30	EUR3,000	3,435,649
Tarkett Participation, 2025 EUR Term Loan B, 04/22/31(m)	EUR2,000	2,276,693
		5,712,342
Chemicals — 0.1%
Ineos Finance PLC
2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 06/23/31	EUR1,000	1,088,625
2024 EUR Term Loan B1, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.15%, 02/07/31	EUR2,000	2,160,131
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.40%, 04/02/29	EUR3,000	3,203,393
Nobian Finance B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 07/02/29	EUR1,750	1,981,901

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nobian Finance BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 07/01/30	EUR1,895	$2,137,947
Rain Carbon GmbH, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.02%, 10/31/28	EUR2,808	3,204,994
		13,776,991
Commercial Services — 0.5%
AlixPartners, LLP, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.98%, 02/04/28	EUR2,972	3,392,563
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28	USD1,110	1,112,251
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.65%, 05/12/28	EUR1,969	2,250,589
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 10/16/31	EUR3,377	3,861,112
Boels Topholding BV, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.68%, 05/23/31	EUR2,017	2,303,272
Boluda Towage SL, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.54%, 01/31/30	EUR2,000	2,294,473
Eagle Bidco Ltd., 2021 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.15%, 03/20/28	EUR2,000	2,286,690
Fugue Finance B.V., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.26%, 01/09/32	EUR2,000	2,283,837
Galileo Global Education Operations SAS, 2025 EUR Term Loan B4A, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.38%, 07/31/31	EUR2,000	2,277,400
Holding Socotec SAS, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.23%, 06/02/31	EUR2,938	3,353,212
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 11/29/29	EUR3,000	3,418,360
Inspired Finco Holdings Ltd., 2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.15%, 02/28/31	EUR2,000	2,280,504
Lernen Bidco Ltd., 2025 EUR Term Loan B3A, ((6-mo. EURIBOR at 0.00% Floor + 3.75%)), 5.85%, 04/25/29	2,000	2,290,958
Modulaire Group Holdings Ltd., 07/10/31(m)	EUR2,500	2,816,166
Obol France 3 SAS, 12/31/28(m)	EUR2,000	2,242,183
OCS Group Holdings Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.75%), 6.79%, 11/28/31	EUR2,076	2,381,861
Sector Alarm Holding AS, 06/14/29(m)	EUR1,000	1,142,774
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B5, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.64%, 07/15/29	EUR2,000	2,292,944
Security	Par (000)	Value
Commercial Services (continued)
TMF Sapphire Bidco BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.19%, 05/03/28	EUR2,000	$2,284,544
Trevise Holdings 1 SAS, 07/09/29(m)	EUR1,000	1,142,980
Verisure Holding AB, 2021 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.98%, 03/27/28	EUR2,000	2,284,225
		49,992,898
Computers — 0.1%
Atos SE, 12/17/29(m)	EUR3,000	3,620,455
McAfee Corp., 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 03/01/29	EUR2,613	2,957,437
Nielsen Consumer Inc 2025 EUR Term Loan, 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.15%, 03/06/28	EUR1,995	2,280,404
		8,858,296
Cosmetics & Personal Care — 0.0%
Rainbow U.K. Bidco Ltd., EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.71%, 02/23/29	EUR2,000	2,281,121
Distribution & Wholesale — 0.0%
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.27%, 02/03/31	EUR3,000	3,436,437
Windsor Holdings III LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.65%, 08/01/30	EUR400	451,061
		3,887,498
Diversified Financial Services — 0.0%
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.29%, 10/30/31	EUR1,483	1,695,028
Talbot Participation SAS, 06/25/32(m)	EUR1,000	1,143,573
		2,838,601
Electrical Components & Equipment — 0.0%
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 03/29/30	EUR3,000	3,433,869
Electronics — 0.0%
Minimax Viking GmbH, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.40%, 03/17/32	EUR1,000	1,141,199
Engineering & Construction — 0.1%
Apave SA, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.27%), 5.18%, 12/09/31	EUR1,714	1,962,055
Platea BC Bidco AB
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31	EUR1,667	1,908,237
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31	EUR131	149,666
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Radar Bidco SARL, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.44%, 04/04/31	EUR3,000	$3,421,681
		7,441,639
Entertainment — 0.2%
Banijay Entertainment SAS, 2025 EUR Term Loan B (2028), (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.19%, 03/01/28	EUR2,000	2,286,804
Betclic Everest Group SAS, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.14%, 12/10/31	EUR2,591	2,966,738
Dorna Sports, S.L., 07/29/32(m)	EUR1,750	2,000,853
Elvis UK Holdco Ltd., 10/31/31(m)	EUR500	556,584
Entain PLC, 2024 EUR Term Loan B4, ((6-mo. EURIBOR at 0.00% Floor + 3.25%)), 5.29%, 06/30/28	2,611	2,985,761
QSRP Finco BV, EUR Term Loan B, ((6-mo. EURIBOR at 0.00% Floor + 4.00%)), 6.07%, 06/19/31	2,000	2,288,516
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.12%, 06/02/29	EUR2,000	2,290,958
Tackle SARL, 2025 EUR Repriced Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.37%, 05/22/28	EUR3,000	3,419,319
		18,795,533
Environmental Control — 0.1%
Beauparc, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.15%), 5.19%, 08/24/28	EUR3,000	3,419,319
Eagle 4 Ltd., EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 07/12/28	EUR2,000	2,289,999
		5,709,318
Food — 0.2%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.31%, 05/14/31	EUR2,000	2,211,074
Flora Food Management BV, 2025 EUR Term Loan B13, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 01/03/28	EUR2,000	2,272,425
Froneri International Ltd., 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.58%, 09/30/31	EUR4,000	4,536,816
Froneri Lux FinCo SARL, 07/16/32(m)	EUR1,628	1,852,546
Market Bidco Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.63%, 11/04/30	EUR2,230	2,534,637
Platform Bidco Ltd., 09/29/28(m)	EUR2,000	2,286,690
ZF Bidco SAS, 2025 EUR Fungible Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.75%, 07/12/31	EUR2,000	2,288,744
		17,982,932
Food Service — 0.1%
Areas Worldwide SA
2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.04%, 12/31/29	EUR3,000	3,425,550
12/31/29(m)	EUR1,133	1,292,558
		4,718,108
Security	Par (000)	Value
Forest Products & Paper — 0.0%
SpA Holdings 3 Oy, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 02/04/28	EUR3,000	$3,426,817
Health Care - Products — 0.0%
Cooper Consumer Health, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 11/06/28	EUR2,000	2,292,031
Health Care - Services — 0.2%
AI Monet Luxembourg ParentCo SARL, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 03/06/31	EUR3,150	3,614,550
Elsan SAS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 06/16/31	EUR3,000	3,418,463
HomeVi SASU, 2025 EUR Term Loan B, ((3-mo. EURIBOR at 0.00% Floor + 5.00%)), 7.02%, 10/31/29	EUR2,000	2,281,691
Median B V, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.91%, 10/14/27	EUR2,000	2,285,252
Mehilainen Yhtiot Oy, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 08/05/31	EUR2,000	2,286,119
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.25%, 08/13/31	EUR2,000	2,275,917
Schoen Klinik SE, 01/12/31(m)	EUR1,000	1,135,973
Synlab Bondco PLC, 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.69%, 04/16/31	EUR2,000	2,288,310
Vivalto Sante Investissement SA, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 07/21/31	EUR4,000	4,574,293
		24,160,568
Insurance — 0.0%
Acropole Holding SAS, 07/23/32(m)	EUR1,946	2,213,554
Internet — 0.1%
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32	EUR1,720	1,968,715
HBX Group International PLC, 02/13/32(m)	EUR1,000	1,141,918
I-Logic Technologies Bidco Ltd., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.46%, 02/16/28	EUR2,000	2,263,866
ION Trading Finance Ltd., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.75%, 04/01/28	EUR2,000	2,257,361
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 12/10/31	EUR2,000	2,288,972
		9,920,832
Lodging — 0.0%
Casper BidCo SAS, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.68%, 03/21/31	EUR3,000	3,433,116

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.1%
Ammega Group BV, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 6.98%, 12/30/28	EUR2,769	$2,960,503
Engineered Machinery Holdings Inc., 2021 EUR Incremental Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 05/21/28	EUR1,984	2,267,582
Rubix Group Midco 3 Ltd., 2024 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.14%, 09/30/28	EUR2,000	2,292,099
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.33%, 04/30/30	EUR2,400	2,736,770
		10,256,954
Manufacturing — 0.1%
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.76%, 03/16/29	EUR2,000	2,223,559
KP Germany Erste GmbH, 2021 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.73%), 7.11%, 02/12/26	EUR3,584	3,772,903
		5,996,462
Media — 0.1%
Tele Columbus AG, 01/01/29(m)	EUR2,000	1,526,354
Vmed O2 U.K. Holdco 4 Ltd., 2020 EUR Term Loan R, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 01/31/29	EUR2,500	2,841,473
Zegona Holdco Ltd., 07/17/29(e)(m)	EUR1,500	1,703,240
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 4.91%, 01/31/29	EUR3,000	3,317,261
		9,388,328
Packaging & Containers — 0.0%
Albea Beauty Holdings SA, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 6.98%, 12/31/27	EUR2,000	2,286,827
Pharmaceuticals — 0.1%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 08/22/31	EUR1,000	1,140,184
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.40%, 09/29/28	EUR2,000	2,288,105
Boots Group Bidco Ltd. (The), 07/16/32(m)	EUR3,200	3,659,617
Ceva Sante Animale, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.98%, 11/08/30	EUR4,000	4,554,253
Nidda Healthcare Holding GmbH, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.42%, 02/21/30	EUR2,000	2,286,804
		13,928,963
Real Estate — 0.0%
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.45%), 5.48%, 04/28/28	EUR1,843	2,107,442
Retail — 0.1%
CD&R Firefly Bidco Ltd.
2024 EUR Term Loan B4, 06/21/28(e)(m)	EUR2,000	2,259,575
Security	Par (000)	Value
Retail (continued)
2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 04/30/29	EUR1,000	$1,139,385
Elvis U.K. Holdco Ltd., 2021 EUR Term Loan, 10/19/28(m)	EUR2,000	2,302,890
Peer Holding III B.V., 2024 EUR Term Loan B7, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.23%, 11/26/31	EUR2,800	3,207,022
		8,908,872
Software — 0.2%
Boxer Parent Co Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.51%, 07/30/31	EUR2,982	3,414,003
Claudius Finance SARL, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 4.78%, 07/10/28	EUR2,000	2,278,131
Cloud Software Group Inc., 2024 EUR 1st Lien Term Loan B, (2-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 03/29/29	EUR1,495	1,710,900
Finastra USA, Inc., 07/30/32(m)	EUR2,797	3,159,731
ION Corporate Solutions Finance SARL, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.23%, 03/13/28	EUR1,688	1,910,546
Mosel Bidco SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 09/16/30	EUR2,000	2,286,325
Polaris Newco LLC, 06/02/28(m)	EUR1,990	2,170,038
Rocket Software Inc., 2023 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.65%, 11/28/28	EUR2,000	2,291,437
Silae, 2023 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.25%, 01/11/31	EUR2,000	2,282,650
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 06/29/28	EUR2,500	2,859,133
		24,362,894
Telecommunications — 0.1%
Eircom Finco S.a.r.l., 05/15/29(m)	EUR1,000	1,136,817
MasOrange Finco PLC, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 4.56%, 03/25/31	EUR3,000	3,406,481
Matterhorn Telecom Holding SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.53%, 01/30/32	EUR1,362	1,553,166
Odido Holding BV, 2025 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.13%, 03/30/29	EUR2,000	2,279,546
Telenet International Finance SARL, 2020 EUR Term Loan AQ, (1-mo. EURIBOR at 0.00% Floor + 2.25%), 4.16%, 04/30/29	EUR2,000	2,258,479
		10,634,489
Transportation — 0.1%
Artemis Bidco SAS, 07/02/32(m)	EUR1,653	1,885,249
Edge Finco PLC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.54%, 08/22/31	EUR2,000	2,285,959
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Gategroup Finance International Sarl, 06/10/32(m)	EUR2,478	$2,841,183
		7,012,391
Trucking & Leasing — 0.1%
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, (1-day SONIA at 3.00% Floor + 9.38%), 13.84%, 03/31/28	GBP4,612	5,969,173
Total Floating Rate Loan Interests — 2.8% (Cost: $295,070,617)		307,006,748
	Shares
Common Stocks
Commercial Services & Supplies — 0.0%
Intrum AB(j)(k)	15,840	86,623
Total Common Stocks — 0.0% (Cost $82,578)		86,623
Investment Companies
Exchange Traded Funds — 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF(g)(n)	2,225,116	178,854,824
Total Investment Companies — 1.7% (Cost $174,139,646)		178,854,824
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(o)	12,300	869,610
Total Preferred Stocks — 0.0% (Cost $615,000)		869,610
Total Long-Term Investments — 106.0% (Cost: $11,207,250,211)		11,373,883,625
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(n)(p)(q)	1,087,953,664	1,088,388,845
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(n)(p)	100,000	100,000
Total Short-Term Securities — 10.2% (Cost: $1,088,465,368)		1,088,488,845
Options Purchased — 0.0% (Cost: $1,913,425)		1,069,315
Total Investments Before TBA Sales Commitments and Options Written — 116.2% (Cost: $12,297,629,004)		12,463,441,785
Security	Par (000)	Value
TBA Sales Commitments(l)
Mortgage-Backed Securities — (4.2)%
Uniform Mortgage-Backed Securities, 3.50%, 08/15/54	$(506,974)	$(452,843,654)
Total TBA Sales Commitments — (4.2)% (Proceeds: $(451,682,303))		(452,843,654)
Options Written — (0.1%) (Premiums Received: $(8,586,075))		(7,172,896)
Total Investments, Net of TBA Sales Commitments and Options Written, Net of TBA Sales Commitments and Options Written — 111.9% (Cost: $11,837,360,626)		12,003,425,235
Liabilities in Excess of Other Assets — (11.9)%		(1,275,019,401)
Net Assets — 100.0%		$10,728,405,834

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Zero-coupon bond.
(g)	All or a portion of this security is on loan.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Convertible security.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$459,279,101	$629,198,704 (a)	$—	$(79,035)	$(9,925)	$1,088,388,845	1,087,953,664	$19,975,566	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	4,535	—
iShares Broad USD High Yield Corporate Bond ETF(b)	—	48,363,114	(47,340,898)	(1,022,216)	—	—	—	1,797,254	—
iShares iBoxx $ High Yield Corpo- rate Bond ETF	137,251,634	716,368,521	(679,248,486)	1,808,642	2,674,513	178,854,824	2,225,116	9,128,435	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	27,821,776	—	(28,029,455)	657,662	(449,983)	—	—	99,657	—
				$1,365,053	$2,214,605	$1,267,343,669		$31,005,447	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Long Bond	238	09/19/25	$27,169	$516,963
Ultra U.S. Treasury Bond	1,129	09/19/25	132,305	(837,975)
2-Year U.S. Treasury Note	2,163	09/30/25	447,775	(1,163,640)
5-Year U.S. Treasury Note	11,519	09/30/25	1,246,302	2,142,867
3-mo. SOFR	167	03/17/26	40,069	(6,493)
				651,722
Short Contracts
30-Year Euro Buxl Bond	(193)	09/08/25	25,853	273,997
Euro BOBL	(179)	09/08/25	23,955	99,214
Euro Bund	(241)	09/08/25	35,671	225,127
Euro-Schatz	(276)	09/08/25	33,718	68,874
10-Year U.S. Treasury Note	(1,705)	09/19/25	189,388	(438,998)
10-Year U.S. Ultra Treasury Note	(597)	09/19/25	67,517	(411,368)
Long Gilt	(28)	09/26/25	3,408	(48,103)
				(231,257)
				$420,465
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	80,529,285	USD	14,374,839	BNP Paribas SA	08/04/25	$6,546
BRL	41,453,322	USD	7,399,604	Citibank N.A.	08/04/25	3,370
BRL	11,661,751	USD	2,081,675	Goldman Sachs & Co.	08/04/25	948
USD	14,507,115	BRL	80,529,285	BNP Paribas SA	08/04/25	125,730
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,464,000	BRL	41,453,322	Citibank N.A.	08/04/25	$61,026
USD	2,086,928	BRL	11,661,751	Goldman Sachs & Co.	08/04/25	4,305
USD	1,345,694	BRL	7,528,753	State Street Bank & Trust Company	08/04/25	1,166
USD	5,657,883	AUD	8,671,512	Deutsche Bank Securities Inc.	08/28/25	82,841
USD	1,831,250	CAD	2,498,914	BNP Paribas SA	08/28/25	25,384
USD	1,254,700	CHF	995,661	BNP Paribas SA	08/28/25	25,352
USD	3,691,662	GBP	2,738,000	Deutsche Bank Securities Inc.	08/28/25	74,892
USD	5,863,738	JPY	876,528,091	Barclays Bank PLC	08/28/25	35,726
USD	5,879,800	KRW	8,161,162,400	Citibank N.A.	08/28/25	23,648
USD	2,100	NOK	21,325	Morgan Stanley & Co. International PLC	08/28/25	37
USD	2,994,250	PEN	10,673,872	Deutsche Bank Securities Inc.	08/28/25	25,349
USD	2,597,000	PLN	9,518,745	BNP Paribas SA	08/28/25	58,077
USD	2,454,638	SGD	3,138,613	Bank of America N.A.	08/28/25	32,866
USD	15,639,193	BRL	88,058,038	Goldman Sachs & Co.	09/03/25	37,004
USD	3,905,000	BRL	21,963,672	Morgan Stanley & Co. International PLC	09/03/25	13,460
NGN	1,967,812,202	USD	1,211,702	Bank of America N.A.	09/04/25	54,737
NGN	4,289,857,412	USD	2,694,299	Citibank N.A.	09/04/25	66,556
NGN	3,631,804,050	USD	2,153,109	Morgan Stanley & Co. International PLC	09/04/25	184,238
USD	2,336,491	TWD	67,010,562	Citibank N.A.	09/10/25	90,435
BRL	3,433,490	USD	605,000	Barclays Bank PLC	09/17/25	1,359
COP	8,615,190,083	USD	2,048,821	Barclays Bank PLC	09/17/25	353
MXN	278,681,173	USD	14,541,000	Barclays Bank PLC	09/17/25	161,806
MXN	281,531,000	USD	14,735,214	Morgan Stanley & Co. LLC	09/17/25	117,945
MXN	8,226,813	USD	429,000	UBS AG	09/17/25	5,035
TRY	3,967,000	USD	92,077	Barclays Bank PLC	09/17/25	1,931
USD	801,772	AUD	1,230,000	Citibank N.A.	09/17/25	10,678
USD	2,065,373	AUD	3,147,000	Deutsche Bank Securities Inc.	09/17/25	41,330
USD	33,148,496	AUD	50,430,000	Goldman Sachs & Co.	09/17/25	713,651
USD	8,992,427	AUD	13,698,000	Morgan Stanley & Co. LLC	09/17/25	182,344
USD	19,241,058	AUD	29,327,000	State Street Bank & Trust Company	09/17/25	378,938
USD	21,683,289	AUD	33,409,000	UBS AG	09/17/25	195,767
USD	510,877	CNH	3,646,973	Morgan Stanley & Co. LLC	09/17/25	3,389
USD	684,397	COP	2,795,453,852	Deutsche Bank Securities Inc.	09/17/25	19,482
USD	59,187,710	EUR	50,797,000	Barclays Bank PLC	09/17/25	1,049,134
USD	12,313,395	EUR	10,637,000	BNP Paribas SA	09/17/25	139,054
USD	71,584,041	EUR	60,687,450	Deutsche Bank Securities Inc.	09/17/25	2,125,571
USD	76,520,654	EUR	65,124,000	Morgan Stanley & Co. LLC	09/17/25	1,984,430
USD	2,453,433,139	EUR	2,102,169,000	State Street Bank & Trust Company	09/17/25	47,442,407
USD	119,814,975	EUR	102,207,000	UBS AG	09/17/25	2,836,229
USD	401,655,574	GBP	296,448,838	Barclays Bank PLC	09/17/25	9,982,580
USD	345,046	GBP	256,000	Deutsche Bank Securities Inc.	09/17/25	6,814
USD	21,073,491	GBP	15,498,000	Morgan Stanley & Co. LLC	09/17/25	597,283
USD	3,328,686	GBP	2,486,000	State Street Bank & Trust Company	09/17/25	44,143
USD	1,988,310	GBP	1,454,967	UBS AG	09/17/25	65,984
USD	64,575	HUF	22,053,941	Morgan Stanley & Co. LLC	09/17/25	1,792
USD	6,193,505	JPY	883,234,000	State Street Bank & Trust Company	09/17/25	307,769
USD	14,130	JPY	2,059,000	UBS AG	09/17/25	409
USD	106,567	MXN	2,000,650	State Street Bank & Trust Company	09/17/25	1,016
USD	39,475	TWD	1,129,085	State Street Bank & Trust Company	09/17/25	1,596
USD	25,143,125	COP	102,597,780,546	Citibank N.A.	09/22/25	754,107
USD	20,344,224	CZK	431,594,165	Bank of America N.A.	09/22/25	279,295
USD	2,810,764	EUR	2,414,231	UBS AG	09/22/25	46,698
USD	4,533,831	HUF	1,566,661,120	State Street Bank & Trust Company	09/22/25	74,937

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,467,657	IDR	644,862,052,215	Bank of America N.A.	09/22/25	$443,202
USD	51,895,047	MXN	982,193,318	Goldman Sachs & Co.	09/22/25	103,604
USD	6,642,455	MYR	28,177,160	Morgan Stanley & Co. LLC	09/22/25	31,493
USD	10,981,339	PEN	39,092,448	Citibank N.A.	09/22/25	115,346
USD	8,015,757	PHP	457,825,559	UBS AG	09/22/25	163,075
USD	40,992,474	PLN	150,570,644	Bank of America N.A.	09/22/25	846,185
USD	26,945,490	THB	874,650,620	Citibank N.A.	09/22/25	77,547
USD	68,263,459	ZAR	1,227,042,508	Barclays Bank PLC	09/22/25	1,130,719
USD	2,708,080	EUR	2,302,428	Citibank N.A.	10/16/25	67,863
USD	3,838,484	EUR	3,263,140	UBS AG	10/16/25	96,610
TRY	532,909,430	USD	12,185,912	UBS AG	10/24/25	28,106
EGP	12,587,180	USD	239,300	Bank of America N.A.	11/20/25	6,056
EGP	181,742,904	USD	3,351,600	Citibank N.A.	11/20/25	191,027
EGP	37,438,177	USD	686,184	Citibank N.A.	12/22/25	32,880
EGP	149,752,707	USD	2,670,341	Morgan Stanley & Co. LLC	12/22/25	205,912
USD	256,435,561	EUR	213,457,051	BNP Paribas SA	09/16/26	6,936,227
USD	256,431,292	EUR	213,457,051	Deutsche Bank Securities Inc.	09/16/26	6,931,958
						88,016,759
EUR	8,085,000	USD	9,245,400	UBS AG	08/01/25	$(18,802)
BRL	166,480	USD	29,900	Bank of America N.A.	08/04/25	(169)
BRL	2,322,036	USD	418,308	BNP Paribas SA	08/04/25	(3,625)
BRL	47,407,331	USD	8,499,000	Citibank N.A.	08/04/25	(32,725)
BRL	91,431,623	USD	16,366,399	Goldman Sachs & Co.	08/04/25	(38,011)
USD	29,717	BRL	166,480	Bank of America N.A.	08/04/25	(14)
USD	414,494	BRL	2,322,036	BNP Paribas SA	08/04/25	(189)
USD	8,462,421	BRL	47,407,331	Citibank N.A.	08/04/25	(3,854)
USD	16,320,955	BRL	91,431,623	Goldman Sachs & Co.	08/04/25	(7,432)
CLP	1,924,087,108	USD	2,001,901	Morgan Stanley & Co. International PLC	08/28/25	(23,545)
CNH	156,711,464	USD	21,902,374	UBS AG	08/28/25	(128,319)
COP	28,284,744,109	USD	7,025,625	BNP Paribas SA	08/28/25	(283,243)
CZK	395,419,675	USD	18,806,187	Citibank N.A.	08/28/25	(435,844)
EUR	164,903	USD	193,392	UBS AG	08/28/25	(4,906)
HUF	4,038,413,567	USD	11,817,444	Goldman Sachs & Co.	08/28/25	(309,538)
IDR	503,664,458,063	USD	30,828,735	Citibank N.A.	08/28/25	(323,799)
INR	2,643,164,652	USD	30,569,186	Citibank N.A.	08/28/25	(406,188)
JPY	859,799,786	USD	5,863,738	State Street Bank & Trust Company	08/28/25	(146,952)
KRW	8,126,649,150	USD	5,879,800	UBS AG	08/28/25	(48,414)
MXN	404,887,692	USD	21,616,646	State Street Bank & Trust Company	08/28/25	(209,874)
MYR	143,733,994	USD	34,096,547	Morgan Stanley & Co. International PLC	08/28/25	(404,944)
NOK	21,335	USD	2,100	Bank of America N.A.	08/28/25	(36)
PLN	68,735,177	USD	18,870,660	Deutsche Bank Securities Inc.	08/28/25	(537,011)
RON	19,935,444	USD	4,588,418	Goldman Sachs & Co.	08/28/25	(112,767)
SGD	3,137,940	USD	2,454,638	State Street Bank & Trust Company	08/28/25	(33,385)
THB	953,738,465	USD	29,662,134	Morgan Stanley & Co. International PLC	08/28/25	(423,822)
ZAR	316,408,102	USD	17,950,125	Citibank N.A.	08/28/25	(609,262)
USD	2,032,000	TRY	87,699,088	Barclays Bank PLC	09/02/25	(72,641)
USD	203,100	TRY	8,624,556	Morgan Stanley & Co. International PLC	09/02/25	(3,876)
USD	812,800	TRY	34,586,266	UBS AG	09/02/25	(17,216)
BRL	11,724,936	USD	2,082,360	Goldman Sachs & Co.	09/03/25	(4,927)
TWD	68,176,237	USD	2,336,491	Bank of America N.A.	09/10/25	(51,364)
AUD	703,609	USD	461,031	Citibank N.A.	09/17/25	(8,493)
BRL	132,515,390	USD	23,963,000	Morgan Stanley & Co. International PLC	09/17/25	(560,607)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	19,820,800	USD	21,017	Morgan Stanley & Co. LLC	09/17/25	$(637)
COP	3,449,917,790	USD	843,893	State Street Bank & Trust Company	09/17/25	(23,309)
CZK	24,986,000	USD	1,170,367	State Street Bank & Trust Company	09/17/25	(8,923)
EUR	277,000	USD	322,230	Bank of America N.A.	09/17/25	(5,196)
EUR	213,457,051	USD	251,205,863	BNP Paribas SA	09/17/25	(6,898,347)
EUR	213,457,051	USD	251,196,258	Deutsche Bank Securities Inc.	09/17/25	(6,888,742)
GBP	1,306,000	USD	1,778,015	State Street Bank & Trust Company	09/17/25	(52,507)
HUF	289,777,000	USD	832,047	Morgan Stanley & Co. LLC	09/17/25	(7,112)
IDR	23,034,716,515	USD	1,408,765	Citibank N.A.	09/17/25	(14,573)
IDR	19,688,465,000	USD	1,210,406	Deutsche Bank Securities Inc.	09/17/25	(18,748)
INR	120,878,376	USD	1,408,765	Citibank N.A.	09/17/25	(30,745)
JPY	96,740,430	USD	665,577	Deutsche Bank Securities Inc.	09/17/25	(20,914)
PLN	10,397,000	USD	2,811,475	BNP Paribas SA	09/17/25	(39,153)
SEK	1,340,000	USD	142,489	Morgan Stanley & Co. LLC	09/17/25	(5,216)
USD	1,019,853	BRL	5,787,860	Barclays Bank PLC	09/17/25	(2,291)
USD	24,023,934	BRL	136,124,656	Deutsche Bank Securities Inc.	09/17/25	(15,860)
USD	6,146,811	CHF	4,975,000	State Street Bank & Trust Company	09/17/25	(11,243)
USD	7,043,824	CHF	5,708,604	UBS AG	09/17/25	(22,284)
USD	1,515,036	EUR	1,324,000	State Street Bank & Trust Company	09/17/25	(319)
USD	14,050,693	MXN	269,327,408	State Street Bank & Trust Company	09/17/25	(158,623)
ZAR	1,713,262	USD	95,932	Barclays Bank PLC	09/17/25	(2,165)
ZAR	150,876,056	USD	8,423,725	State Street Bank & Trust Company	09/17/25	(166,297)
PEN	20,146,031	USD	5,643,462	Citibank N.A.	09/22/25	(43,745)
USD	1,187,036	UYU	48,264,863	Citibank N.A.	09/22/25	(8,972)
USD	1,455,000	TRY	65,490,859	Barclays Bank PLC	09/26/25	(85,509)
USD	311,351	TRY	13,544,929	Citibank N.A.	09/26/25	(7,260)
USD	290,900	TRY	12,626,109	Morgan Stanley & Co. International PLC	09/26/25	(6,098)
USD	2,619,000	TRY	118,222,533	UBS AG	09/26/25	(161,890)
USD	1,352,000	TRY	63,056,198	Barclays Bank PLC	10/24/25	(93,217)
USD	135,100	TRY	6,015,136	Morgan Stanley & Co. International PLC	10/24/25	(2,764)
USD	540,800	TRY	24,185,658	UBS AG	10/24/25	(13,523)
ARS	3,759,147,110	USD	2,551,000	Citibank N.A.	01/26/26	(107,148)
						(20,189,124)
						$67,827,635
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	Price	Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	1.00%	CDX.NA.IG.44.V1	Quarterly	Bank of America N.A.	09/17/25	—	USD 0.55	USD	243,400	$265,669
Bought Protection on 5-Year Credit Default Swap, 06/20/30	1.00%	CDX.NA.IG.44.V1	Quarterly	Bank of America N.A.	09/17/25	—	USD 0.55	USD	156,511	170,830
										$436,499

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.39%	Annual	3.65%	Annual	Goldman Sachs Inter- national	11/26/25	3.65	USD	70,790	$632,816
Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.69%	Deutsche Bank AG	09/02/25	USD	(819,130)	$(36,099)	$(380,895)	$344,796
						$(36,099)	$(380,895)	$344,796
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	38,639	09/19/25	USD	81.00	USD	310,580	$(1,545,560)
iShares iBoxx $ High Yield Corporate Bond ETF	19,139	12/19/25	USD	81.00	USD	153,839	(564,601)
							$(2,110,161)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating	Price	Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/30	CDX.NA.IG.44.V1	1.00%	Quarterly	Bank of America N.A.	09/17/25	N/A	USD 0.65	USD	243,400	$(108,761)
Sold Protection on 5-Year Credit Default Swap, 06/20/30	CDX.NA.IG.44.V1	1.00%	Quarterly	Bank of America N.A.	09/17/25	N/A	USD 0.65	USD	156,511	(69,935)
										$(178,696)
OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 09/04/30	2.05%	Annual	6-mo. EURI- BOR, 2.08%	Semi-Annual	Morgan Stanley & Co. International PLC	09/02/25	2.05	EUR	55,703	$(5,873)
2-Year Interest Rate Swap, 09/24/27	3.05%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	09/22/25	3.05	USD	372,480	(105,531)
2-Year Interest Rate Swap, 09/24/27	3.30%	Annual	1-day SOFR, 4.39%	Annual	Barclays Bank PLC	09/22/25	3.30	USD	275,227	(203,775)
2-Year Interest Rate Swap, 09/28/27	3.08%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	09/26/25	3.08	USD	343,155	(128,515)
5-Year Interest Rate Swap, 10/02/30	3.00%	Annual	1-day SOFR, 4.39%	Annual	Deutsche Bank AG	09/30/25	3.00	USD	138,953	(92,393)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	11/26/25	3.15	USD	70,790	(99,985)
										(636,072)
Put
2-Year Interest Rate Swap, 09/10/27	1-day SOFR, 4.39%	Annual	3.75%	Annual	Citibank N.A.	09/08/25	3.75	USD	694,155	(848,952)
2-Year Interest Rate Swap, 09/24/27	1-day SOFR, 4.39%	Annual	3.90%	Annual	BNP Paribas SA	09/22/25	3.90	USD	183,452	(103,388)
2-Year Interest Rate Swap, 09/26/27	1-day SOFR, 4.39%	Annual	3.80%	Annual	Bank of America N.A.	09/24/25	3.80	USD	506,276	(548,783)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaptions Written (continued)
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
5-Year Interest Rate Swap, 09/27/30	6-mo. EURI- BOR, 2.08%	Semi-Annual	2.50%	Annual	Deutsche Bank AG	09/25/25	2.50	EUR	69,569	$(140,895)
2-Year Interest Rate Swap, 10/10/27	1-day SOFR, 4.39%	Annual	3.80%	Annual	Deutsche Bank AG	10/08/25	3.80	USD	470,980	(580,553)
2-Year Interest Rate Swap, 11/01/27	1-day SOFR, 4.39%	Annual	3.80%	Annual	BNP Paribas SA	10/30/25	3.80	USD	253,240	(359,692)
2-Year Interest Rate Swap, 11/30/27	1-day SOFR, 4.39%	Annual	3.80%	Annual	Barclays Bank PLC	11/28/25	3.80	USD	248,275	(407,846)
2-Year Interest Rate Swap, 01/25/28	1-day SOFR, 4.39%	Annual	3.90%	Annual	Goldman Sachs Inter- national	01/23/26	3.90	USD	800,571	(1,221,759)
										(4,211,868)
										$(4,847,940)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.43.V1	5.00%	Quarterly	06/20/30	EUR	2,610	$(308,855)	$(179,518)	$(129,337)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V2	5.00%	Quarterly	12/20/29	BB-	EUR	54,468	$6,193,920	$4,562,697	$1,631,223

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.84%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	01/09/26	MXN	67,308	$(2,147)	$4	$(2,151)
9.31%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	01/09/26	MXN	168,220	(65,665)	6	(65,671)
1-day TIIEFONDEO, 8.05%	Monthly	7.79%	Monthly	N/A	02/25/26	MXN	135,515	4,836	10	4,826
1-day TIIEFONDEO, 8.05%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	338,686	86,571	16	86,555
8.02%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	03/26/26	ZAR	31,371	(11,892)	3	(11,895)
8.45%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	03/26/26	ZAR	11,154	(6,143)	—	(6,143)
8.18%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	04/02/26	ZAR	10,177	(4,558)	—	(4,558)
8.15%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	05/07/26	ZAR	57,473	(31,506)	8	(31,514)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 8.05%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	93,108	$3,447	$8	$3,439
1-day TIIEFONDEO, 8.05%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	232,698	8,153	17	8,136
1-day TIIEFONDEO, 8.05%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	116,342	2,482	10	2,472
1-day TIIEFONDEO, 8.05%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	46,551	2,122	4	2,118
7.97%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	06/06/26	ZAR	40,149	(19,944)	5	(19,949)
7.73%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	06/19/26	MXN	368,947	(18,869)	31	(18,900)
1-day TIIEFONDEO, 8.05%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	31,945	1,181	3	1,178
6.80%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/5/2025(a)	09/05/26	ZAR	40,192	3,115	7	3,108
4.21%	At Termination	3-mo. WIBOR, 4.93%	Quarterly	9/17/2025(a)	09/17/26	PLN	25,718	6,038	22	6,016
4.31%	At Termination	6-mo. WIBOR, 4.78%	Semi-Annual	9/17/2025(a)	09/17/26	PLN	12,858	2,506	11	2,495
4.43%	At Termination	3-mo. WIBOR, 4.93%	Quarterly	9/17/2025(a)	09/17/26	PLN	6,454	(2,090)	6	(2,096)
4.46%	Annual	3-mo. WIBOR, 4.93%	Semi-Annual	9/17/2025(a)	09/17/26	PLN	25,725	(10,751)	23	(10,774)
6.94%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/26	ZAR	58,946	(257)	1,707	(1,964)
6.94%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/26	ZAR	234,883	(1,200)	42	(1,242)
7.03%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/26	ZAR	234,951	(11,743)	43	(11,786)
7.06%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/26	ZAR	117,435	(7,481)	22	(7,503)
5.24%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	N/A	09/19/26	PLN	25,718	(37,541)	22	(37,563)
6.92%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/23/2025(a)	09/23/26	ZAR	44,367	302	8	294
3.43%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/03/26	USD	160,000	2,510,967	5,971	2,504,996
1-day SOFR, 4.39%	At Termination	4.17%	At Termination	10/23/2025(a)	10/23/26	USD	1,786	5,131	3	5,128
1-day SOFR, 4.39%	At Termination	4.21%	At Termination	10/27/2025(a)	10/27/26	USD	3,655	12,353	6	12,347
1-day TIIEFONDEO, 8.05%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	24,901	758	5	753
1-day TIIEFONDEO, 8.05%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	62,232	45,925	9	45,916
5.13%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	N/A	03/19/27	PLN	13,434	(34,012)	13	(34,025)
5.14%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	N/A	03/19/27	PLN	22,391	(58,168)	20	(58,188)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BUBOR, 6.49%	Semi-Annual	6.04%	Annual	9/17/2025(a)	03/19/27	HUF	327,229	$(3,380)	$4	$(3,384)
6-mo. BUBOR, 6.49%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	817,826	3,140	8	3,132
7.25%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	03/19/27	ZAR	52,895	(14,715)	12	(14,727)
1-day TIIEFONDEO, 8.05%	Monthly	7.41%	Monthly	6/26/2026(a)	06/25/27	MXN	60,949	(3,111)	6	(3,117)
3.97%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	9/17/2025(a)	09/17/27	PLN	35,825	26,311	45	26,266
4.05%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	9/17/2025(a)	09/17/27	PLN	17,911	6,259	23	6,236
4.18%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	9/17/2025(a)	09/17/27	PLN	8,991	(2,800)	12	(2,812)
4.27%	Annual	6-mo. WIBOR, 4.78%	Semi-Annual	9/17/2025(a)	09/17/27	PLN	35,835	(27,224)	46	(27,270)
6-mo. BUBOR, 6.49%	Semi-Annual	5.68%	Annual	9/17/2025(a)	09/17/27	HUF	2,099,826	(65,604)	28	(65,632)
6-mo. BUBOR, 6.49%	Semi-Annual	5.76%	Annual	9/17/2025(a)	09/17/27	HUF	1,282,000	(34,728)	17	(34,745)
6-mo. BUBOR, 6.49%	Semi-Annual	5.94%	Annual	9/17/2025(a)	09/17/27	HUF	1,049,851	(18,099)	14	(18,113)
6-mo. BUBOR, 6.49%	Semi-Annual	6.02%	Annual	9/17/2025(a)	09/17/27	HUF	1,773,206	(23,636)	24	(23,660)
6-mo. BUBOR, 6.49%	Semi-Annual	6.10%	Annual	9/17/2025(a)	09/17/27	HUF	526,966	(4,835)	8	(4,843)
6.93%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/27	ZAR	13,274	(877)	478	(1,355)
6.99%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/27	ZAR	52,895	(6,718)	14	(6,732)
7.02%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/27	ZAR	52,910	(8,110)	14	(8,124)
7.08%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/27	ZAR	26,446	(5,785)	7	(5,792)
1-day SOFR, 4.39%	Annual	4.20%	Annual	10/23/2025(a)	10/23/27	USD	930	10,863	4	10,859
1-day SOFR, 4.39%	Annual	3.92%	Annual	11/3/2025(a)	11/03/27	USD	479	3,197	2	3,195
1-day SOFR, 4.39%	Annual	3.95%	Annual	11/3/2025(a)	11/03/27	USD	479	3,469	2	3,467
1-day SOFR, 4.39%	Annual	3.99%	Annual	11/3/2025(a)	11/03/27	USD	957	7,575	4	7,571
1-day SOFR, 4.39%	Annual	3.84%	Annual	11/17/2025(a)	11/17/27	USD	2,226	12,383	10	12,373
3-mo. KRW CDC, 2.51%	At Termination	2.40%	At Termination	9/17/2025(a)	09/17/28	KRW	14,758,083	(5,539)	107	(5,646)
3-mo. KRW CDC, 2.51%	At Termination	2.40%	At Termination	9/17/2025(a)	09/17/28	KRW	28,539,788	(8,619)	206	(8,825)
3-mo. KRW CDC, 2.51%	At Termination	2.41%	At Termination	9/17/2025(a)	09/17/28	KRW	1,475,244	(322)	10	(332)
3-mo. KRW CDC, 2.51%	At Termination	2.44%	At Termination	9/17/2025(a)	09/17/28	KRW	5,902,413	3,166	42	3,124
1-day MIBOR, 5.54%	At Termination	5.54%	At Termination	9/17/2025(a)	09/17/28	INR	2,709,566	(24,253)	307	(24,560)
1-day MIBOR, 5.54%	At Termination	5.54%	At Termination	9/17/2025(a)	09/17/28	INR	1,354,580	(10,755)	153	(10,908)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BUBOR, 6.49%	Semi-Annual	6.12%	Annual	9/17/2025(a)	09/17/28	HUF	383,928	$(4,434)	$11	$(4,445)
13.57%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/02/29	BRL	3,359	(1,386)	6	(1,392)
1-day TIIEFONDEO, 8.05%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	11,015	176	6	170
1-day TIIEFONDEO, 8.05%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	129,270	294,944	51	294,893
7.78%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	12/14/29	MXN	13,457	(97)	6	(103)
8.97%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	12/14/29	MXN	33,633	(81,190)	13	(81,203)
1-day MIBOR, 5.54%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	560,722	116,760	74	116,686
1-day MIBOR, 5.54%	At Termination	6.12%	At Termination	N/A	12/18/29	INR	560,722	115,009	74	114,935
6-mo. EURIBOR, 2.08%	Semi-Annual	2.18%	Annual	N/A	01/31/30	EUR	1,424	(4,335)	98	(4,433)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	4,281	(11,036)	775	(11,811)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	1,074	(3,734)	(587)	(3,147)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	1,418	25,111	372	24,739
6-mo. EURIBOR, 2.08%	Semi-Annual	2.63%	Annual	N/A	01/31/30	EUR	4,279	90,152	92,460	(2,308)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.18%	Annual	N/A	02/03/30	EUR	715	(4,921)	—	(4,921)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	2,861	11,126	6,510	4,616
7.80%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	02/07/30	MXN	16,609	(305)	8	(313)
8.65%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	02/07/30	MXN	41,509	(73,124)	18	(73,142)
1-day SOFR, 4.39%	Annual	3.92%	Annual	N/A	02/26/30	USD	100,000	1,200,542	870	1,199,672
6-mo. PRIBOR, 3.50%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	75,702	(61,428)	33	(61,461)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.60%	Annual	9/17/2025(a)	03/19/30	CZK	30,290	(14,599)	13	(14,612)
6-mo. WIBOR, 4.78%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	8,371	59,844	21	59,823
6-mo. BUBOR, 6.49%	Semi-Annual	6.15%	Annual	9/17/2025(a)	03/19/30	HUF	134,583	(2,898)	4	(2,902)
6-mo. BUBOR, 6.49%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	336,357	6,323	9	6,314
7.94%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	N/A	03/19/30	ZAR	124,224	(214,279)	68	(214,347)
7.73%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	05/06/30	MXN	41,509	7,816	20	7,796
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.82%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	05/06/30	MXN	16,609	$(125)	$8	$(133)
7.77%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	05/27/30	MXN	22,279	2,143	10	2,133
7.82%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	05/27/30	MXN	8,914	(102)	5	(107)
6-mo. EURIBOR, 2.08%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	17,391	(133,699)	189	(133,888)
1-day TIIEFONDEO, 8.05%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	49,435	296	24	272
1-day TIIEFONDEO, 8.05%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	19,780	140	9	131
6-mo. PRIBOR, 3.50%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	23,138	(14,426)	11	(14,437)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.62%	Annual	9/17/2025(a)	06/18/30	CZK	9,258	(4,711)	4	(4,715)
7.77%	Monthly	1-day TIIEFONDEO, 8.05%	Monthly	N/A	06/21/30	MXN	5,608	633	3	630
1-day TIIEFONDEO, 8.05%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	47,541	(10,582)	23	(10,605)
China Fixing Repo Rates 7-Day, 1.60%	At Termination	1.45%	At Termination	9/17/2025(a)	09/17/30	CNY	90,611	(74,002)	141	(74,143)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.39%	Annual	9/17/2025(a)	09/17/30	CZK	49,417	(51,094)	25	(51,119)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.41%	Annual	9/17/2025(a)	09/17/30	CZK	98,841	(99,771)	49	(99,820)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.55%	Annual	9/17/2025(a)	09/17/30	CZK	99,054	(69,586)	51	(69,637)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.62%	Annual	9/17/2025(a)	09/17/30	CZK	34,748	(19,597)	18	(19,615)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.64%	Annual	9/17/2025(a)	09/17/30	CZK	98,955	(51,168)	51	(51,219)
6-mo. WIBOR, 4.78%	Semi-Annual	4.04%	Annual	9/17/2025(a)	09/17/30	PLN	19,803	(35,351)	58	(35,409)
6-mo. WIBOR, 4.78%	Semi-Annual	4.14%	Annual	9/17/2025(a)	09/17/30	PLN	8,299	(4,152)	25	(4,177)
6-mo. WIBOR, 4.78%	Semi-Annual	4.23%	Annual	9/17/2025(a)	09/17/30	PLN	4,166	1,882	12	1,870
6-mo. WIBOR, 4.78%	Semi-Annual	4.33%	Annual	9/17/2025(a)	09/17/30	PLN	16,603	27,727	50	27,677
6-mo. BUBOR, 6.49%	Semi-Annual	5.96%	Annual	9/17/2025(a)	09/17/30	HUF	336,357	(17,541)	11	(17,552)
6-mo. BUBOR, 6.49%	Semi-Annual	6.16%	Annual	9/17/2025(a)	09/17/30	HUF	168,169	(4,865)	5	(4,870)
6-mo. BUBOR, 6.49%	Semi-Annual	6.21%	Annual	9/17/2025(a)	09/17/30	HUF	84,411	(1,889)	2	(1,891)
6-mo. BUBOR, 6.49%	Semi-Annual	6.22%	Annual	9/17/2025(a)	09/17/30	HUF	201,871	(4,396)	6	(4,402)
7.37%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/30	ZAR	40,402	(10,314)	4,424	(14,738)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.49%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/30	ZAR	161,039	$(87,559)	$99	$(87,658)
7.60%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/30	ZAR	124,224	(96,978)	76	(97,054)
7.63%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/30	ZAR	80,491	(68,697)	50	(68,747)
7.77%	Quarterly	3-mo. JIBAR, 7.13%	Quarterly	9/17/2025(a)	09/17/30	ZAR	73,536	(86,280)	45	(86,325)
1-day SOFR, 4.39%	Annual	3.88%	Annual	N/A	04/01/31	USD	20,000	223,466	210	223,256
1-day MIBOR, 5.54%	At Termination	6.44%	At Termination	N/A	09/18/34	INR	379,219	182,137	82	182,055
1-day SOFR, 4.39%	Annual	3.70%	Annual	N/A	01/06/35	USD	34,657	(467,716)	545	(468,261)
3-mo. JIBAR, 7.13%	Quarterly	10.28%	Quarterly	6/19/2030(a)	06/19/35	ZAR	12,397	9,598	9	9,589
1-day THOR, 1.74%	At Termination	1.61%	At Termination	9/17/2025(a)	09/17/35	THB	42,696	(175)	23	(198)
								$2,662,456	$116,958	$2,545,498

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.54%	At Termination	1-day COOIS, 8.73%	At Termination	Goldman Sachs International	N/A	09/09/25	COP	$4,924,892	$10,615	$—	$10,615
14.18%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	19,179	(2,088)	—	(2,088)
14.79%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	19,179	1,666	—	1,666
14.74%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	9,589	1,366	—	1,366
14.87%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/26	BRL	19,184	755	—	755
14.95%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	4,813	(125)	—	(125)
8.07%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/26	COP	1,912,726	1,817	—	1,817
8.40%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/26	COP	956,306	216	—	216
8.61%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/26	COP	1,913,281	(451)	—	(451)
8.69%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/26	COP	480,012	(197)	—	(197)
7.25%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	N/A	09/25/26	COP	1,912,726	5,962	—	5,962
1-day BZDIOVER, 0.06%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	724	(12,954)	—	(12,954)
1-day BZDIOVER, 0.06%	At Termination	9.71%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	1,353	(24,690)	—	(24,690)
1-day BZDIOVER, 0.06%	At Termination	9.96%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	910	(14,979)	—	(14,979)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.06%	At Termination	10.81%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	$1,182	$(14,282)	$—	$(14,282)
1-day BZDIOVER, 0.06%	At Termination	11.68%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,818	(32,061)	—	(32,061)
1-day BZDIOVER, 0.06%	At Termination	12.57%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	19,279	(99,661)	—	(99,661)
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	2,103	(4,898)	—	(4,898)
1-day BZDIOVER, 0.06%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,841	2,241	—	2,241
1-day BZDIOVER, 0.06%	At Termination	13.83%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	6,588	(10,283)	—	(10,283)
1-day BZDIOVER, 0.06%	At Termination	14.20%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,955	(817)	—	(817)
1-day BZDIOVER, 0.06%	At Termination	12.46%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	83,710	(593,108)	—	(593,108)
1-day BZDIOVER, 0.06%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	29,764	—	29,764
1-day BZDIOVER, 0.06%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	8,079	(11,168)	—	(11,168)
1-day BZDIOVER, 0.06%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,039	(2,738)	—	(2,738)
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	25,866	(27,452)	—	(27,452)
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	18,431	(11,026)	—	(11,026)
1-day BZDIOVER, 0.06%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	4,624	(5,482)	—	(5,482)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	178,020	(403,591)	—	(403,591)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	68,188	(199,250)	—	(199,250)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	44,322	(129,513)	—	(129,513)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	38,085	(123,193)	—	(123,193)
8.64%	At Termination	1-day COOIS, 8.73%	At Termination	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	19,249,256	(14,848)	—	(14,848)
8.34%	At Termination	1-day COOIS, 8.73%	At Termination	Morgan Stanley & Co. International PLC	9/17/2025 (a)	09/17/30	COP	18,894,963	49,887	—	49,887
8.23%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/30	COP	38,144,218	141,634	—	141,634
8.58%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/30	COP	19,070,979	8,345	—	8,345
8.74%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/30	COP	38,155,287	(43,077)	—	(43,077)
8.86%	At Termination	1-day COOIS, 8.73%	At Termination	Barclays Bank PLC	9/17/2025 (a)	09/17/30	COP	9,572,562	(21,713)	—	(21,713)
1-day BZDIOVER, 0.06%	At Termination	13.04%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	25,405	(130,028)	—	(130,028)
									$(1,679,405)	$—	$(1,679,405)

(a)	Forward Swap.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR minus 0.50%, 4.39%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	8,724	$(47,321)	$—	$(47,321)
1-DAY SOFR minus 0.50%, 4.39%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	4,357	(22,553)	—	(22,553)
1-DAY SOFR minus 0.55%, 4.39%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	09/19/25	USD	82,388	494,902	—	494,902
1-DAY SOFR plus 0.10%, 4.39%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	20,373	44,372	—	44,372
									$469,400	$—	$469,400
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$4,680,242	$(180,105)	$6,674,480	$(2,627,096)	$—
OTC Swaps	—	—	793,542	(2,003,547)	—
Options Written	N/A	(8,586,075)	2,776,650	(1,363,471)	7,172,896

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$3,327,042	$—	$3,327,042
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$88,016,759	$—	$—	$88,016,759
Options Purchased
Investments at value — unaffiliated	$—	$436,499	$—	$—	$632,816	$—	$1,069,315
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$1,631,223	$—	$—	$5,043,257	$—	$6,674,480
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$539,274	$—	$254,268	$—	$793,542
	$—	$2,067,722	$539,274	$88,016,759	$9,257,383	$—	$99,881,138
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,906,577	$—	$2,906,577
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$20,189,124	$—	$—	$20,189,124
Options written
Options written at value	$—	$178,696	$2,110,161	$—	$4,884,039	$—	$7,172,896
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$129,337	$—	$—	$2,497,759	$—	$2,627,096
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$69,874	$—	$1,933,673	$—	$2,003,547
	$—	$308,033	$2,180,035	$20,189,124	$12,222,048	$—	$34,899,240

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(19,147,350)	$—	$(19,147,350)
Forward foreign currency exchange contracts	—	—	—	(130,847,608)	—	—	(130,847,608)
Options purchased(a)	—	(431,096)	(980,000)	—	(2,501,133)	—	(3,912,229)
Options written	—	48,475	820,329	—	1,942,002	—	2,810,806
Swaps	—	1,226,470	3,183,547	—	(3,268,295)	—	1,141,722
	$—	$843,849	$3,023,876	$(130,847,608)	$(22,974,776)	$—	$(149,954,659)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(3,015,343)	$—	$(3,015,343)
Forward foreign currency exchange contracts	—	—	—	71,959,911	—	—	71,959,911
Options purchased(b)	—	(34,003)	—	—	(810,107)	—	(844,110)
Options written	—	(3,431)	(687,655)	—	2,104,265	—	1,413,179
Swaps	—	1,501,886	469,400	—	741,985	—	2,713,271
	$—	$1,464,452	$(218,255)	$71,959,911	$(979,200)	$—	$72,226,908

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,307,738,208
Average notional value of contracts — short	$977,495,614
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$510,361,227
Average amounts sold — in USD	$3,032,338,814
Options:
Average value of option contracts purchased	$19,576
Average market value of option contracts purchased	$590,129
Average notional value of swaption contracts purchased	$143,899,250
Average notional value of swaption contracts written	1,381,224,482
Credit default swaps:
Average notional value — buy protection	$2,609,618
Average notional value — sell protection	$43,325,424
Interest rate swaps:
Average notional value — pays fixed rate	$286,166,808
Average notional value — receives fixed rate	$407,213,695
Total return swaps:
Average notional value	$82,905,767
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$187,057	$—
Forward foreign currency exchange contracts	88,016,759	20,189,124
Options	1,069,315 (a)	7,172,896
Swaps - centrally cleared	—	229,466
Swaps - OTC(b)	793,542	2,003,547
Total derivative assets and liabilities in the Statement of Assets and Liabilities	90,066,673	29,595,033
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(187,057)	(2,339,627)
Total derivative assets and liabilities subject to an MNA	$89,879,616	$27,255,406

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$2,596,738	$(1,465,863)	$—	$(1,010,000)	$120,875
Barclays Bank PLC	12,554,378	(1,312,030)	—	—	11,242,348
BNP Paribas SA	7,360,742	(7,360,742)	—	—	—
Citibank N.A.	1,494,483	(1,494,483)	—	—	—
Deutsche Bank Securities Inc.	9,308,237	(7,481,275)	—	—	1,826,962
Goldman Sachs & Co.	859,512	(472,675)	—	—	386,837
Goldman Sachs International	643,431	(643,431)	—	—	—
Morgan Stanley & Co. International PLC	247,622	(247,622)	—	—	—
Morgan Stanley & Co. LLC	3,124,588	(12,965)	—	—	3,111,623
State Street Bank & Trust Company	48,251,972	(811,432)	—	—	47,440,540
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$3,437,913	$(415,354)	$—	$—	$3,022,559
	$89,879,616	$(21,717,872)	$—	$(1,010,000)	$67,151,744

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$1,465,863	$(1,465,863)	$—	$—	$—
Barclays Bank PLC	1,312,030	(1,312,030)	—	—	—
BNP Paribas SA	8,498,207	(7,360,742)	—	(720,000)	417,465
Citibank N.A.	3,057,115	(1,494,483)	—	(520,000)	1,042,632
Deutsche Bank AG	849,940	—	—	(849,940)	—
Deutsche Bank Securities Inc.	7,481,275	(7,481,275)	—	—	—
Goldman Sachs & Co.	472,675	(472,675)	—	—	—
Goldman Sachs International	1,427,275	(643,431)	—	(770,000)	13,844
Morgan Stanley & Co. International PLC	1,451,275	(247,622)	—	(30,000)	1,173,653
Morgan Stanley & Co. LLC	12,965	(12,965)	—	—	—
State Street Bank & Trust Company	811,432	(811,432)	—	—	—
UBS AG	415,354	(415,354)	—	—	—
	$27,255,406	$(21,717,872)	$—	$(2,889,940)	$2,647,594

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,634,483,000	$4,009,850	$1,638,492,850
Collateralized Mortgage Obligations	—	2,319,897,594	—	2,319,897,594
Convertible Bonds	20,975,036	—	—	20,975,036
Corporate Bonds & Notes	—	4,340,075,503	1,749,061	4,341,824,564
Floating Rate Loan Interests	—	297,074,760	9,931,988	307,006,748
Foreign Government Obligations	—	871,679,120	—	871,679,120
Municipal Debt Obligations	—	2,246,658	—	2,246,658
U.S. Government Agency Obligations	—	1,691,949,998	—	1,691,949,998
Common Stocks	86,623	—	—	86,623
Investment Companies	178,854,824	—	—	178,854,824
Preferred Stocks	869,610	—	—	869,610
Short-Term Securities
Money Market Funds	1,088,488,845	—	—	1,088,488,845
Options Purchased
Interest Rate Contracts	—	632,816	—	632,816
Credit Contracts	—	436,499	—	436,499

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Flexible Income Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased (continued)
Unfunded Floating Rate Loan Interests(a)	$—	$13,460	$—	$13,460
Liabilities
Investments
TBA Sales Commitments	—	(452,843,654)	—	(452,843,654)
	$1,289,274,938	$10,705,645,754	$15,690,899	$12,010,611,591
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,631,223	$—	$1,631,223
Equity Contracts	—	539,274	—	539,274
Foreign Currency Exchange Contracts	—	88,016,759	—	88,016,759
Interest Rate Contracts	3,158,954	5,465,613	—	8,624,567
Liabilities
Credit Contracts	—	(308,033)	—	(308,033)
Equity Contracts	(2,110,161)	(69,874)	—	(2,180,035)
Foreign Currency Exchange Contracts	—	(20,189,124)	—	(20,189,124)
Interest Rate Contracts	(2,906,577)	(9,315,471)	—	(12,222,048)
	$(1,857,784)	$65,770,367	$—	$63,912,583

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28(a)	$55	$51,936
Chemicals — 0.2%
WR Grace Holdings LLC, 5.63%, 08/15/29(a)	100	92,192
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	68	61,720
Entertainment — 0.1%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)	45	42,527
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	25	24,230
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	55	57,303
Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(a)	29	14,195
Internet — 0.1%
Getty Images Inc., 11.25%, 02/21/30(a)	47	45,002
Leisure Time — 0.1%
Sabre GLBL Inc., 11.13%, 07/15/30(a)(b)	60	63,255
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	43	44,373
Vertiv Group Corp., 4.13%, 11/15/28(a)	25	24,313
		68,686
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	55	54,711
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	200	203,618
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	160	150,533
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	25	24,932
		175,465
Software — 0.4%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	100	98,305
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	94	79,741
Cloud Software Group Inc., 9.00%, 09/30/29(a)	29	30,011
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	41	41,534
		249,591
Total Corporate Bonds & Notes — 2.0% (Cost: $1,201,790)		1,204,431
Fixed Rate Loan Interests
Computers — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	129	128,356
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	19	18,409
		146,765
Security	Par (000)	Value
Software — 0.2%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	128	$128,765
Total Fixed Rate Loan Interests — 0.5% (Cost: $275,972)		275,530
Floating Rate Loan Interests(c)
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28	$24	23,724
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31	47	46,921
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	27	26,932
		97,577
Aerospace & Defense — 2.1%
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 01/27/32	46	45,910
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 10/31/30	66	66,252
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29	153	153,002
Dynasty Acquisition Co. Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 10/31/31	257	257,952
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 10/31/31	98	98,462
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	1	611
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	67	67,447
Propulsion BC Newco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29	15	14,859
TransDigm Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	298	299,020
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	162	162,442
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	117	116,900
		1,282,857
Airlines — 1.3%
AAdvantage Loyalty IP Ltd.
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28	45	44,443
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32	40	40,149
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.35%, 03/21/31	142	142,092
American Airlines Inc.
2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	78	77,939
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28	147	146,067
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	109	108,424

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29	$102	$96,187
United Airlines Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.35%, 02/22/31	108	108,135
		763,436
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 12/21/28	105	105,002
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 02/13/32	100	99,345
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28(d)	37	36,871
		241,218
Auto Parts & Equipment — 1.1%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30	326	325,988
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 01/28/32	150	149,937
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 01/30/32	13	12,992
Realtruck Group Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.47%, 01/31/28	45	41,617
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28	119	117,404
		647,938
Banks — 0.3%
Ascensus Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28	203	203,442
Beverages — 0.7%
Naked Juice LLC
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29	101	75,690
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29	136	135,360
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.40%, 01/24/30	45	20,824
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	107	107,269
Sazerac Co Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 07/09/32	73	73,228
		412,371
Building Materials — 2.9%
Chariot Buyer LLC
09/08/32(e)	23	22,993
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28	251	251,375
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.61%, 07/08/30	99	94,347
Emrld Borrower LP
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	335	334,947
Security	Par (000)	Value
Building Materials (continued)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 08/04/31	$188	$187,907
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28	121	120,916
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	68	61,659
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27	58	58,483
Quikrete Holdings Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29	119	119,124
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 02/10/32	109	108,592
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 04/14/31	136	135,925
Standard Industries Inc./NJ, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.10%, 09/22/28	13	13,004
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	217	210,926
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28	20	20,104
		1,740,302
Chemicals — 3.0%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/24/27	83	79,776
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.07%, 08/27/26	16	664
Axalta Coating Systems U.S. Holdings Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	202	202,805
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28	59	58,949
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 11/01/30	120	120,018
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29	37	36,764
ECO Services Operations Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31	119	118,293
Element Solutions Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/18/30	163	163,702
Fortis 333 Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32	49	48,592
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 02/15/30	144	145,218
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30	20	18,254
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/07/31(d)	45	40,623
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	143	127,090
Minerals Technologies Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 11/26/31	122	122,309
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28	$142	$142,333
Nouryon Finance B.V., 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28	71	71,279
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31	56	51,836
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	65	64,736
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	155	153,210
		1,766,451
Commercial Services — 8.1%
Aggreko Holdings Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/21/31	160	160,810
AlixPartners LLP
07/30/32(e)	66	65,836
2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28	169	169,345
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28	232	232,340
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28	44	44,503
APi Group DE Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/03/29	291	290,965
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	376	377,229
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	130	129,899
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/24/28	149	148,846
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31	102	101,995
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29	14	12,672
CHG Healthcare Services Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28	128	128,111
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/01/32	85	84,942
Creative Artists Agency, LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/01/31	312	312,556
Element Materials Technology Group U.S. Holdings Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	59	58,549
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29	169	169,188
Security	Par (000)	Value
Commercial Services (continued)
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/21/31(d)	$53	$52,718
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(f)	64	58,571
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 02/01/29	151	150,902
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 06/02/31	99	99,082
Herc Holdings Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32	27	27,079
Hertz Corp. (The)
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	112	94,949
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	21	17,931
Ingenovis Health Inc., Term Loan B, (3-mo. CME Term SOFR + 4.36%), 8.70%, 03/06/28(d)	30	8,930
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 06/12/30	28	27,726
Learning Care Group U.S. No. 2 Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.31%, 08/11/28	8	7,854
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28	297	297,288
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30	104	104,504
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31	60	59,849
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/07/32	225	223,325
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30	30	29,684
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31	81	81,379
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30	6	5,926
Shift4 Payments, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/30/32	69	69,446
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	53	53,146
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	179	178,991
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 06/24/31	255	254,839
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27	50	47,872
Veritiv Corp., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30	50	49,905
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	55	52,197

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	$43	$14,864
Wand NewCo 3 Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 01/30/31	203	202,248
WEX Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 03/31/28	30	29,804
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 03/05/32	60	59,726
		4,848,521
Computers — 2.6%
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29	36	26,423
2025 Second Out Term Loan B, ((3-mo. CME Term SOFR at 0.75% Floor + 4.25%)), 8.83%, 05/25/29	274	200,141
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.06%, 12/09/31	132	131,286
Fortress Intermediate 3 Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 06/27/31	59	58,607
Kaseya Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 03/20/32	283	283,911
Magenta Security Holdings LLC
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.57%, 07/27/28(f)(g)(h)	29	6,486
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28	23	18,985
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28	24	10,257
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 03/01/29	215	207,527
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28	166	147,310
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29	30	18,940
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 08/31/28	202	201,323
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29	264	257,391
		1,568,587
Cosmetics & Personal Care — 0.3%
Opal Bidco SAS, 04/28/32(e)	150	150,507
Distribution & Wholesale — 2.1%
American Builders & Contractors Supply Co. Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	168	167,949
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	96	96,637
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	216	216,087
Security	Par (000)	Value
Distribution & Wholesale (continued)
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 07/02/31	$118	$117,807
Gates Global LLC, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31	252	251,794
Olympus Water U.S. Holding Corp.
07/23/32(e)	142	141,539
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	210	209,303
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27	74	59,044
		1,260,160
Diversified Financial Services — 3.5%
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	142	141,670
Aretec Group Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30	68	68,298
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 10/31/31	149	149,603
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28	269	268,922
CPI Holdco B LLC, 1st Lien 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/31	274	273,272
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	215	212,615
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	50	49,166
Edelman Financial Engines Center LLC (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28	169	169,585
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/15/31	118	118,370
GTCR Everest Borrower LLC, 09/05/31(e)	45	44,993
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31	209	207,679
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.35%, 10/21/31	63	62,803
Orion U.S. Finco Inc., 05/20/32(e)	90	90,403
Osaic Holdings Inc.
07/16/32(e)	188	188,000
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28	64	64,498
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	11	10,542
Summit Acquisition Inc., 2025 Add-on Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/16/31	6	6,007
		2,126,426
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 1.2%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30	$149	$148,795
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	69	68,742
ExGen Renewables IV LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27	34	34,486
NRG Energy Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31	302	301,568
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31	59	58,760
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30	119	119,134
		731,485
Electronics — 0.4%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.10%, 06/20/31	69	69,321
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 07/02/29	190	190,544
		259,865
Engineering & Construction — 2.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/23/31	296	297,021
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30	320	267,119
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31	164	163,791
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31	184	184,528
Construction Partners Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 11/03/31	28	27,964
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31	48	48,060
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.61%, 12/18/28	87	87,294
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31	195	196,073
		1,271,850
Entertainment — 5.9%
Bally's Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28	159	155,687
Caesars Entertainment Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30	34	33,462
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31	347	346,154
Crown Finance US Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 12/02/31	80	79,341
Security	Par (000)	Value
Entertainment (continued)
Delta 2 Lux SARL
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.29%, 09/30/31	$98	$97,684
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	195	194,660
DK Crown Holdings Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32	180	179,288
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 09/03/30	30	29,744
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 03/24/32	369	369,232
Flutter Financing B.V.
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	337	335,588
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32	117	116,854
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29	76	73,651
Herschend Entertainment Co., LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.60%, 05/27/32	86	86,645
Light & Wonder International Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.59%, 04/14/29	201	201,044
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.20%, 10/19/26	166	165,544
Motion Finco Sarl, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	130	119,104
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30	20	19,831
Penn Entertainment Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29	196	196,625
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29	94	94,161
SeaWorld Parks & Entertainment Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31	73	72,727
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31	68	68,225
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31	256	256,303
Voyager Parent LLC., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.04%, 07/01/32	110	110,016
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31	141	141,247
		3,542,817
Environmental Control — 1.9%
Clean Harbors Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28	72	72,332

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/21/28	$336	$336,160
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32	239	239,074
JFL-Tiger Acquisition Co. Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30	60	60,318
Madison IAQ LLC
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28	151	151,060
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32	166	166,581
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28	35	16,005
Reworld Holding Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.59%, 11/30/28	44	43,567
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.59%, 11/30/28	3	3,364
The Action Environmental Group Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)	75	75,417
		1,163,878
Food — 1.6%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/25/27	264	264,691
Froneri International Ltd., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31	256	253,373
Froneri US Inc., 07/16/32(e)	39	38,908
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30	5	4,857
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	30	29,562
US Foods Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31	161	162,252
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 01/29/32	177	176,788
		930,431
Food Service — 0.3%
Aramark Services Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30	146	146,230
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.36%, 04/06/28	20	20,008
		166,238
Forest Products & Paper — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27	114	113,995
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/26/31	$67	$66,848
Health Care - Products — 1.9%
Avantor Funding Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27	7	6,662
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 09/29/28	89	88,648
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 01/15/31	198	198,461
Medline Borrower LP, 2025 Term Loan B, ((1-mo. CME Term SOFR at 0.50% Floor + 2.25%)), 6.61%, 10/23/28	598	598,617
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	268	268,653
		1,161,041
Health Care - Services — 1.5%
Concentra Health Services Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/26/31	70	70,056
Examworks Bidco Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28	226	226,844
Fortrea Holdings Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.06%, 07/01/30	4	3,384
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	24	24,597
LifePoint Health Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31	90	89,566
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 11/15/28	198	198,275
Reverb Buyer Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28	29	15,798
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	89	87,591
Surgery Center Holdings Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 12/19/30	169	169,894
Team Health Holdings Inc., 06/23/28(e)	40	39,983
		925,988
Holding Companies - Diversified — 0.1%
Acuren Delaware Holdco Inc., 07/30/31(e)	37	37,000
Intrado Corp., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	30	29,730
		66,730
Home Furnishings — 0.6%
AI Aqua Merger Sub Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	223	222,723
Somnigroup International Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.55%, 10/24/31	42	42,023
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27	$83	$82,480
		347,226
Household Products & Wares — 0.1%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 03/04/32	30	30,019
Housewares — 0.5%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	219	218,775
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 10/20/28	19	18,766
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28	19	18,934
Springs Windows Fashion LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28	68	52,608
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.86%, 12/19/29	16	16,371
		325,454
Insurance — 6.8%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.10%, 09/19/31	471	471,176
AmWINS Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 01/30/32	341	341,422
Amynta Agency Borrower Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/29/31	226	226,446
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/15/31	200	198,628
Asurion LLC
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 07/31/27	35	34,530
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 09/19/30	30	29,417
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 09/19/30	263	257,382
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28	90	88,787
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28	65	62,365
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29	65	60,968
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 05/26/31	177	177,058
Howden Group Holdings Ltd.
2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31	216	215,962
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 04/18/30	17	16,994
Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 06/20/30	$433	$433,434
Jones Deslauriers Insurance Management Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30	99	98,458
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31	207	207,211
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 07/31/31	389	389,037
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	304	303,751
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	29	30,056
USI Inc./New York
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	193	193,056
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	230	229,840
		4,065,978
Internet — 3.1%
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29	148	119,399
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32	129	128,882
Gen Digital Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29	299	298,915
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 04/16/32	92	91,816
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31	201	201,420
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29	85	85,021
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28	63	59,679
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 12/31/31	53	47,136
Proofpoint Inc.
08/31/28(e)	32	32,037
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28	188	188,006
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	258	258,567
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30	366	362,159
		1,873,037
INVESTMENT COMPANIES — 0.1%
Gryphon Debt Merger Sub Inc., 06/21/32(e)	72	72,090

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 0.9%
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.85%, 05/31/30	$94	$94,446
Beach Acquisition Bidco LLC, 06/25/32(e)	31	31,181
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 07/22/30	119	118,754
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.61%), 6.97%, 05/30/28	24	24,084
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	7	6,920
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	21	21,205
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28(d)	2	2,144
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 11/15/29(d)	82	82,051
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 11/15/29(d)	30	28,540
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28	99	98,664
		507,989
Lodging — 1.7%
Aimbridge Acquisition Co. Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.96%, 03/11/30(f)	18	18,009
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.96%, 03/11/30	20	19,998
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.60%, 01/27/29	451	451,193
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29	81	81,326
Hilton Domestic Operating Co. Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.10%, 11/08/30	129	129,242
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 03/14/31	218	218,375
Wyndham Hotels & Resorts Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30	111	110,994
		1,029,137
Machinery — 2.5%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30	101	101,569
Chart Industries Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	39	39,588
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)	47	46,757
Generac Power Systems Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 07/03/31	50	49,577
Security	Par (000)	Value
Machinery (continued)
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	$74	$74,131
SPX FLOW Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29	182	182,166
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29	324	323,466
TK Elevator Midco GmbH, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.89%), 7.09%, 04/30/30	364	365,670
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	187	186,615
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 01/27/31	148	147,753
		1,517,292
Media — 1.2%
A L PARENT LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 06/30/28	79	79,414
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30	41	41,076
Charter Communications Operating, LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31	82	81,561
CSC Holdings LLC
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.84%, 01/18/28	40	39,808
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	217	213,168
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27	6	6,161
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/04/29	0	400
NEP Group Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.34%, 08/19/26(f)	40	38,111
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(f)	190	164,784
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.71%, 01/31/29	24	23,834
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.96%, 04/30/28	30	28,908
		717,225
Metal Fabricate & Hardware — 0.0%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29	22	21,583
Mining — 0.5%
Covia Holdings Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 02/26/32	44	44,124
Novelis Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32	238	239,098
		283,222
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 0.3%
Colossus Acquireco LLC, 08/02/32(e)	$110	$109,372
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 02/11/30	85	84,867
		194,239
Packaging & Containers — 1.2%
Charter Next Generation Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.09%, 11/29/30	253	253,611
Clydesdale Acquisition Holdings Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/01/32	0	83
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/01/32	159	158,599
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/30/28	158	142,545
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	89	88,794
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 02/01/29	56	56,760
Trident TPI Holdings Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	43	42,159
		742,551
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC
08/01/32(e)	201	200,916
2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28	97	98,490
Elanco Animal Health Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.18%, 08/01/27	125	124,759
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	72	70,679
ICON Luxembourg SARL, 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	6	6,128
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28	162	162,342
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28	48	48,058
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.60%, 05/19/31	50	47,734
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29	106	106,058
Vizient Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 08/01/31	98	98,324
		963,488
Pipelines — 0.9%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/30	35	34,770
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28	225	224,799
Security	Par (000)	Value
Pipelines (continued)
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30	$9	$8,961
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/01/32	65	65,345
New Fortress Energy Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28	49	22,482
NGL Energy Partners LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31	27	26,573
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.60%, 10/05/28	165	165,354
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32	16	16,040
		564,324
Real Estate — 0.4%
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28	202	201,492
Cushman & Wakefield US Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 01/31/30	28	28,543
		230,035
Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/20/30	71	70,902
Retail — 2.5%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	222	221,624
Boots Group Bidco Ltd., USD Term Loan, 07/16/32(e)	112	111,790
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 02/07/28	31	30,851
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31	248	238,714
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	59	59,665
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30	60	59,531
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27	138	138,297
Les Schwab Tire Centers, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 04/23/31	100	100,367
Murphy Oil USA Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/07/32	33	33,242
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	73	72,374
QXO Building Products Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32	32	32,368

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29	$376	$375,040
		1,473,863
Semiconductors — 0.5%
Entegris Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	59	58,965
MKS Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.35%, 08/17/29	237	236,714
		295,679
Software — 12.7%
Applied Systems Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31	369	369,084
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 02/15/29	298	298,051
BCPE Pequod Buyer Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 11/25/31	133	132,833
Boxer Parent Co Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31	306	306,131
Capstone Borrower Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	122	122,206
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 01/23/32	225	224,767
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	302	245,086
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32	87	87,055
Cloud Software Group Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	273	273,147
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	225	225,465
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28	151	144,333
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29	30	26,156
Cotiviti Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.08%, 05/01/31	311	310,409
Dayforce Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(d)	201	201,353
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31	61	60,425
Dun & Bradstreet Corp. (The), 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29	167	166,451
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 10/09/29	314	313,951
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/22/32(d)	49	50,347
Security	Par (000)	Value
Software (continued)
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 05/30/31	$218	$218,670
Finastra USA, Inc., 07/30/32(e)	333	330,919
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 01/30/32	387	386,327
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28	135	135,968
Mitchell International Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31	253	253,246
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32	39	38,472
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31	55	53,405
Planview Parent Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	29	28,120
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28	60	59,394
PointClickCare Technologies Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 11/03/31	73	73,389
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.32%, 06/02/28	270	264,091
Project Alpha Intermediate Holding Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30	59	58,867
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31	192	191,813
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30	194	194,007
RealPage Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28	189	189,154
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/12/28	85	83,476
SS&C Technologies Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31	363	363,980
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31	427	426,376
VS Buyer LLC, 2025 Term Loan B, ((3-mo. CME Term SOFR at 0.00% Floor + 2.75%)), 7.08%, 04/12/31	287	286,509
Waystar Technologies Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/22/29	58	57,776
X AI Corp. TERM LOAN, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.55%, 06/28/30	84	80,412
Zelis Payments Buyer Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 09/28/29	94	93,500
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/26/31	217	216,613
		7,641,734
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 2.1%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(d)	$39	$36,997
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28	138	128,009
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.10%, 10/24/30	99	98,958
Digicel International Finance Ltd., 07/30/32(d)(e)	53	52,867
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28	17	16,647
Level 3 Financing Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 03/27/32	351	353,632
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/16/29	123	122,070
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30	29	28,956
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28	3	3,182
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27	425	409,640
		1,250,958
Transportation — 0.6%
Genesee & Wyoming Inc. (New), 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	222	221,071
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26	38	37,824
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	75	73,838
		332,733
Total Floating Rate Loan Interests — 86.7% (Cost: $52,170,470)		52,061,717
	Shares
Common Stocks
Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(d)(i)	312	28,080
Food Products — 0.0%
Hearthside Equity, NVS(g)(h)	276	5,424
Hotels, Restaurants & Leisure — 0.1%
Aimbridge Acquisition Co. Inc., NVS(d)	1,159	74,184
Total Common Stocks — 0.2% (Cost $81,786)		107,688
Investment Companies
Exchange Traded Funds — 3.5%
iShares 0-5 Year High Yield Corporate Bond ETF(j)	20,250	871,560
Security	Shares	Value
Exchange Traded Funds (continued)
iShares Broad USD High Yield Corporate Bond ETF(b)(j)	18,000	$673,020
iShares iBoxx $ High Yield Corporate Bond ETF(b)(j)	7,175	576,726
		2,121,306
Total Investment Companies — 3.5% (Cost $2,042,383)		2,121,306
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(d)	76	1,710
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(d)	111	2,498
		4,208
Total Preferred Stocks — 0.0% (Cost $2,925)		4,208
Total Long-Term Investments — 92.9% (Cost: $55,775,326)		55,774,880
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(k)(l)	1,351,003	1,351,543
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	5,960,000	5,960,000
Total Short-Term Securities — 12.2% (Cost: $7,311,462)		7,311,543
Total Investments — 105.1% (Cost: $63,086,788)		63,086,423
Liabilities in Excess of Other Assets — (5.1)%		(3,070,897)
Net Assets — 100.0%		$60,015,526

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,080, representing less than 0.05% of its net assets as of period end, and an original cost of $3,910.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,351,673 (a)	$—	$(211)	$81	$1,351,543	1,351,003	$2,098 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,020,000	—	(2,060,000)(a)	—	—	5,960,000	5,960,000	343,766	—
iShares 0-5 Year High Yield Corporate Bond ETF	1,292,582	—	(426,059)	1,660	3,377	871,560	20,250	78,025	—
iShares Broad USD High Yield Corporate Bond ETF	738,000	853,509	(890,356)	(36,209)	8,076	673,020	18,000	68,863	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,113,304	—	(550,525)	11,455	2,492	576,726	7,175	49,340	—
				$(23,305)	$14,026	$9,432,849		$542,092	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	600	$45,560	$44,844	$716

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	2,000	$17,882	$(21,953)	$39,835
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	500	4,248	(5,488)	9,736
1-DAY SOFR, 4.39%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	500	4,082	(5,488)	9,570
									$26,212	$(32,929)	$59,141
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$44,844	$—	$716	$—
OTC Swaps	—	(32,929)	59,141	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps	$—	$716	$—	$—	$—	$—	$716
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$59,141	$—	$59,141
	$—	$716	$—	$—	$59,141	$—	$59,857
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$32,929	$—	$32,929
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$38,341	$—	$—	$2,214	$—	$40,555
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$716	$—	$—	$46,421	$—	$47,137
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Credit default swaps:
Average notional value — sell protection	$862,500
Total return swaps:
Average notional value	$3,500,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$—	$461
Swaps - OTC(a)	59,141	32,929
Total derivative assets and liabilities in the Statement of Assets and Liabilities	59,141	33,390
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(461)
Total derivative assets and liabilities subject to an MNA	$59,141	$32,929

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Morgan Stanley & Co. International PLC	$59,141	$(32,929)	$—	$—	$26,212
	$59,141	$(32,929)	$—	$—	$26,212

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Morgan Stanley & Co. International PLC	$32,929	$(32,929)	$—	$—	$—
	$32,929	$(32,929)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,204,431	$—	$1,204,431
Fixed Rate Loan Interests	—	275,530	—	275,530
Floating Rate Loan Interests	—	51,280,266	781,451	52,061,717
Common Stocks	—	5,424	102,264	107,688
Investment Companies	2,121,306	—	—	2,121,306
Preferred Stocks	—	—	4,208	4,208
Short-Term Securities
Money Market Funds	7,311,543	—	—	7,311,543
Unfunded Floating Rate Loan Interests(a)	—	37	—	37
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(71)	—	(71)
	$9,432,849	$52,765,617	$887,923	$63,086,389
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$716	$—	$716
Interest Rate Contracts	—	59,141	—	59,141
	$—	$59,857	$—	$59,857

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Floating Rate Loan Active ETF

in determining fair value:
	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2024	$20,280	$1,871,765	$—	$34	$1,892,079
Transfers into Level 3	—	109,127	—	—	109,127
Transfers out of Level 3	—	(912,928)	—	—	(912,928)
Accrued discounts/premiums	—	2,394	—	—	2,394
Net realized gain (loss)	716	(3,913)	(8)	—	(3,205)
Net change in unrealized appreciation (depreciation)(a)(b)	7,267	(13,768)	1,282	(34)	(5,253)
Purchases	100,501	991,241	2,934	—	1,094,676
Sales	(26,500)	(1,262,467)	—	—	(1,288,967)
Closing balance, as of July 31, 2025	$102,264	$781,451	$4,208	$—	$887,923
Net change in unrealized appreciation (depreciation) on investment still held at July 31, 2025(b)	$7,267	$(11,796)	$1,282	$—	$(3,247)
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 9.5%
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)	$100	$99,847
Black Belt Energy Gas District RB
4.00%, 10/01/25	1,000	1,000,511
4.00%, 10/01/49	500	502,462
5.00%, 11/01/30	300	315,509
5.00%, 03/01/55	475	499,082
5.25%, 02/01/53	1,250	1,311,395
5.25%, 01/01/54	335	355,474
5.25%, 05/01/55	525	560,246
5.25%, 05/01/56	450	458,017
5.50%, 11/01/53	635	666,550
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/42	1,000	1,034,402
Energy Southeast A Cooperative District RB, 5.75%, 04/01/54	225	245,672
Lower Alabama Gas District (The) RB, 4.00%, 12/01/50	1,135	1,137,137
Southeast Energy Authority A Cooperative District RB
4.00%, 11/01/51	1,200	1,205,004
5.00%, 01/01/56	1,080	1,095,985
5.50%, 01/01/53	405	430,844
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	107,795
		11,025,932
California — 4.9%
California Community Choice Financing Authority RB
4.87%, 12/01/53(b)	750	761,785
5.00%, 03/01/56	275	291,216
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	465	413,850
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	500	490,901
California Pollution Control Financing Authority RB AMT, 4.25%, 07/01/31	525	529,950
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/34	355	385,962
5.00%, 05/15/35	500	543,949
5.00%, 05/15/39	1,000	1,057,683
San Diego County Regional Airport Authority RB AMT, 5.25%, 07/01/38	200	212,004
San Diego Public Facilities Financing Authority RB, 5.00%, 05/01/33	500	540,814
San Diego Unified School District/California GO, 0.00%, 07/01/31(c)	610	518,045
		5,746,159
Colorado — 2.5%
City & County of Denver CO Airport System Revenue RB AMT, 5.00%, 12/01/35	1,010	1,035,224
City & County of Denver Colorado Airport System Revenue RB AMT, 5.75%, 11/15/34	200	223,588
Colorado Health Facilities Authority RB
4.00%, 08/01/39	185	167,930
5.00%, 11/15/57	275	302,856
5.00%, 11/15/60	285	313,038
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	242,750
State of Colorado, 5.00%, 03/15/37	675	682,699
		2,968,085
Security	Par (000)	Value
Connecticut — 1.9%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	$205	$146,411
Connecticut State Health & Educational Facilities Authority RB, Series L, 5.00%, 07/01/45	325	320,000
State of Connecticut GO
5.00%, 03/15/35	125	141,722
5.00%, 11/15/40	895	948,092
State of Connecticut Special Tax Revenue RB
5.00%, 08/01/34	420	420,351
5.00%, 07/01/38	220	236,381
		2,212,957
District of Columbia — 1.2%
District of Columbia Income Tax Revenue RB, 5.00%, 06/01/40	175	185,047
Metropolitan Washington Airports Authority Aviation Revenue RB AMT
5.00%, 10/01/34	300	326,174
5.00%, 10/01/37	295	307,736
5.25%, 10/01/41	585	608,383
		1,427,340
Florida — 4.4%
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/38	1,000	1,005,507
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/39	985	990,228
County of Osceola Florida Transportation Revenue RB, 5.00%, 10/01/33	415	428,154
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	247,730
Greater Orlando Aviation Authority RB AMT, 5.00%, 10/01/42	280	280,830
Lakes of Sarasota Community Development District Special Assessment, 2.75%, 05/01/26	95	94,007
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,259
Mid-Bay Bridge Authority RB
5.00%, 10/01/35	500	501,479
Series A, 5.00%, 10/01/35	1,000	1,000,301
School District of Broward County/Florida COP, 5.00%, 07/01/30	290	294,734
Tohoqua Community Development District Special Assessment, 2.38%, 05/01/26	60	59,208
		5,152,437
Georgia — 2.4%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	98,743
Main Street Natural Gas Inc. RB
5.00%, 12/01/29	850	895,553
5.00%, 05/15/37	500	518,159
5.00%, 12/01/54	500	525,439
5.00%, 05/01/55	270	283,848
5.00%, 12/01/55	500	522,938
		2,844,680
Hawaii — 0.4%
State of Hawaii Airports System Revenue RB AMT, 5.00%, 07/01/42	500	502,660
Idaho — 0.5%
Idaho Health Facilities Authority RB, 5.00%, 03/01/60	565	609,664
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 4.5%
Chicago O'Hare International Airport RB
5.00%, 01/01/35	$1,625	$1,633,129
Series B, 5.00%, 01/01/37	200	202,257
City of Chicago Illinois GO
5.00%, 01/01/27	100	102,156
5.00%, 01/01/34	895	928,383
Illinois Finance Authority RB, Class B,2.99%, 05/01/42(b)	500	496,977
Illinois State Toll Highway Authority RB, 5.00%, 01/01/30	785	785,922
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	95,548
Rock Island County School District No. 41 Rock Island/Milan GO, 5.00%, 01/01/42 (AGC)	350	356,549
State of Illinois GO
5.00%, 10/01/30	225	245,531
5.00%, 02/01/37	100	105,510
5.25%, 05/01/40	250	258,240
		5,210,202
Indiana — 2.0%
Indiana Finance Authority RB
5.00%, 02/01/40	325	348,215
5.00%, 10/01/57	1,670	1,820,980
Indiana Health Facility Financing Authority RB, 5.00%, 11/15/34	125	125,341
		2,294,536
Kentucky — 2.8%
City of Henderson Kentucky RB AMT, 3.70%, 01/01/32(a)	150	144,031
Kentucky Public Energy Authority RB
4.00%, 02/01/50	1,000	1,008,157
5.00%, 01/01/55	480	507,677
5.25%, 06/01/55	350	369,418
Kentucky State Property & Building Commission RB, 5.00%, 10/01/42	1,040	1,069,565
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	123,173
		3,222,021
Louisiana — 0.2%
City of Shreveport Louisiana Water & Sewer Revenue RB, 5.00%, 12/01/40	135	129,192
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	145	135,311
		264,503
Maryland — 0.3%
Montgomery County Housing Opportunities Commission RB, 3.85%, 07/01/34 (FHA 542(C))	365	364,579
Michigan — 1.0%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	103,675
Michigan State Building Authority RB, 5.00%, 04/15/32	740	743,494
Michigan State Hospital Finance Authority RB, 5.00%, 08/15/55	215	232,914
Michigan Strategic Fund RB AMT, 5.00%, 06/30/29	50	52,020
		1,132,103
Missouri — 1.6%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	769,547
Security	Par (000)	Value
Missouri (continued)
Missouri Housing Development Commission RB, 3.90%, 05/01/36	$500	$481,067
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 12/01/34	500	559,021
		1,809,635
Nebraska — 2.0%
Central Plains Energy Project RB, 5.00%, 05/01/53	1,170	1,220,038
Omaha Public Power District RB, 5.00%, 02/01/41	1,100	1,151,985
		2,372,023
Nevada — 1.6%
Clark County School District GOL, 5.00%, 06/15/36	1,000	999,629
County of Washoe Nevada RB
3.63%, 03/01/36	275	274,349
4.13%, 03/01/36	90	90,042
Las Vegas Valley Water District GOL, 5.00%, 06/01/34	530	537,671
		1,901,691
New Jersey — 7.3%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	240,032
New Jersey Educational Facilities Authority RB
5.00%, 07/01/35	1,510	1,551,508
5.00%, 09/01/38	100	104,407
New Jersey Higher Education Student Assistance Authority RB AMT, 5.00%, 12/01/33	450	469,756
New Jersey Housing & Mortgage Finance Agency RB, 3.50%, 05/01/29 (HUD SECT 8)	240	244,255
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/32	750	831,933
5.00%, 06/15/35	1,110	1,217,352
5.00%, 06/15/37	290	306,254
5.00%, 06/15/43	1,000	1,014,518
New Jersey Turnpike Authority RB, 5.00%, 01/01/37	720	742,052
Tobacco Settlement Financing Corp RB, 5.00%, 06/01/35	500	507,960
Tobacco Settlement Financing Corp. RB
5.00%, 06/01/29	490	509,153
5.00%, 06/01/34	710	724,346
		8,463,526
New Mexico — 0.3%
New Mexico Mortgage Finance Authority RB, 3.73%, 02/01/42 (HUD SECT 8)	375	375,623
New York — 10.9%
City of New York GO, 5.00%, 02/01/42	500	518,194
New York City Housing Development Corp RB, 3.75%, 05/01/65	465	471,421
New York City Municipal Water Finance Authority RB
5.25%, 06/15/48	250	256,564
Series AA, 5.00%, 06/15/40	855	877,968
New York City Transitional Finance Authority RB
5.00%, 11/01/33	655	737,060
5.00%, 05/01/38	1,000	1,083,054
5.00%, 11/01/43	500	515,344
5.00%, 05/01/44	185	189,508
New York Energy Finance Development Corp RB, 5.00%, 07/01/56(b)	1,100	1,147,072
New York State Dormitory Authority RB
5.00%, 10/01/38 (AG SAW)	1,000	1,068,945
5.00%, 03/15/42	500	521,743
Series E, 5.00%, 03/15/34	585	586,095

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	$250	$254,932
New York State Thruway Authority RB, 5.00%, 03/15/40	1,000	1,059,559
New York Transportation Development Corp RB AMT
5.00%, 01/01/33	710	716,600
6.00%, 06/30/40	500	531,962
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	315	313,057
4.00%, 12/01/42	250	214,274
5.00%, 01/01/28	275	282,867
5.00%, 12/01/31	500	538,198
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/38	100	107,314
5.00%, 11/15/42	650	676,247
		12,667,978
North Carolina — 1.4%
County of Wake North Carolina RB, 5.00%, 05/01/40	1,000	1,071,454
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	300	320,332
State of North Carolina RB, 5.00%, 03/01/35	260	291,547
		1,683,333
Ohio — 1.8%
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	155	157,253
Ohio Air Quality Development Authority RB AMT
4.25%, 11/01/39	195	197,896
4.50%, 01/15/48(a)	200	173,904
Ohio Water Development Authority RB, 5.00%, 12/01/42	805	843,350
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 12/01/35	430	484,036
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	239,852
		2,096,291
Oklahoma — 2.7%
Oklahoma City Airport Trust RB AMT, 5.00%, 07/01/43	500	485,209
Oklahoma Turnpike Authority RB, 5.00%, 01/01/41	515	540,962
Oklahoma Water Resources Board RB, 5.00%, 04/01/41	1,850	1,948,806
Tulsa Municipal Airport Trust Trustees/OK RB AMT, 6.25%, 12/01/35	170	187,125
		3,162,102
Oregon — 1.9%
Oregon State Lottery RB, 5.00%, 04/01/39	1,000	1,077,267
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	155	155,234
Port of Portland OR Airport Revenue RB AMT, 5.25%, 07/01/41	665	680,489
Port of Portland Oregon Airport Revenue RB AMT, 5.00%, 07/01/43	300	302,312
		2,215,302
Pennsylvania — 7.1%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	495	501,763
City of Philadelphia PA Airport Revenue RB AMT, 5.00%, 06/15/34	1,000	1,000,495
Commonwealth Financing Authority RB
5.00%, 06/01/34	1,615	1,661,448
5.00%, 06/01/35	1,605	1,604,898
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/15/60	535	571,504
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB AMT
5.50%, 06/30/38	$500	$516,946
5.50%, 06/30/40	500	516,855
5.50%, 06/30/42 (AGM)	380	395,697
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/40	250	261,194
Pennsylvania Housing Finance Agency RB
2.00%, 10/01/32	445	385,225
5.25%, 04/01/32	125	137,622
5.25%, 10/01/32	150	165,405
5.25%, 04/01/33	225	247,959
5.25%, 10/01/33	275	303,189
		8,270,200
Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	231,476
Rhode Island — 0.2%
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	250	253,012
South Carolina — 1.7%
City of Hardeeville South Carolina Special Assessment, 3.00%, 05/01/27(a)	100	96,562
South Carolina Jobs-Economic Development Authority RB
4.00%, 03/01/62	145	139,629
5.00%, 11/01/34	575	632,981
5.00%, 11/01/49	225	245,487
5.25%, 11/01/42	100	104,111
South Carolina Public Service Authority RB
5.00%, 12/01/43	300	303,402
Series A, 5.00%, 12/01/31	500	506,644
		2,028,816
Tennessee — 0.7%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	750	802,473
Texas — 12.6%
Allen Independent School District GO, 5.00%, 02/15/35 (PSF)	1,000	1,007,883
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/35	540	540,988
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/36	1,010	1,025,988
City of Galveston Texas Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	524,238
City of Garland Texas Water & Sewer System Revenue RB, 5.00%, 03/01/41	390	405,945
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	250	252,687
5.00%, 07/15/30	225	224,941
5.50%, 07/15/37	100	103,157
City of Houston TX Airport System Revenue RB AMT, 5.25%, 07/01/36	715	772,325
County of Harris TX RB, 5.00%, 08/15/33	1,000	1,000,919
County of Montgomery TX GO, 5.00%, 03/01/37	730	736,268
Denton Independent School District GO, 5.00%, 08/15/43 (PSF)	650	668,377
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Harris County Industrial Development Corp RB, 4.05%, 11/01/50	$445	$443,416
Leander Independent School District GO, 5.00%, 08/15/39 (PSF)	500	531,631
Lower Colorado River Authority RB, 5.00%, 05/15/45	475	525,108
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	425	408,570
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	750	747,425
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	238,571
Spring Independent School District GO, 5.00%, 08/15/40 (PSF)	635	672,322
Tarrant County Cultural Education Facilities Finance Corp RB
5.00%, 10/01/33	1,000	1,070,240
5.00%, 11/15/64	725	796,062
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 07/01/43	425	425,275
Texas Municipal Gas Acquisition & Supply Corp. V RB, 5.00%, 01/01/55	455	478,502
Texas Municipal Gas Acquisition and Supply Corp. II RB, 3.71%, 09/15/27(b)	150	151,652
Texas Water Development Board RB, 5.00%, 08/01/41	905	943,444
		14,695,934
Utah — 1.4%
City of Salt Lake City UT Airport Revenue RB AMT, 5.00%, 07/01/36	1,000	1,056,585
Downtown Revitalization Public Infrastructure District RB, 5.00%, 06/01/35 (AG)	475	524,821
		1,581,406
Virginia — 0.2%
Virginia Housing Development Authority RB AMT, 2.05%, 12/01/33	270	224,841
Washington — 3.1%
Energy Northwest RB, 5.00%, 07/01/40	400	424,734
Port of Seattle WA RB AMT, 5.25%, 07/01/40	500	517,922
Port of Seattle Washington RB AMT, 5.00%, 04/01/32	435	455,359
State of Washington GO, 5.00%, 02/01/41	1,565	1,647,882
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	$100	$107,140
5.00%, 08/01/49	495	497,596
		3,650,633
Wisconsin — 0.9%
City of Milwaukee Wisconsin Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,073
Public Finance Authority RB, 5.00%, 03/01/34	780	786,139
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28	100	100,017
		1,031,229
Total Long-Term Investments — 98.1% (Cost: $114,409,578)		114,495,382
	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Liquidity Funds: MuniCash, 2.51%(d)(e)	5,796,896	5,797,475
Total Short-Term Securities — 5.0% (Cost: $5,797,475)		5,797,475
Total Investments — 103.1% (Cost: $120,207,053)		120,292,857
Liabilities in Excess of Other Assets — (3.1)%		(3,561,784)
Net Assets — 100.0%		$116,731,073

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash, 2.51%	$1,416,738	$4,380,738 (a)	$—	$4	$(5)	$5,797,475	5,796,896	$74,617	$—

(a)	Represents net amount purchased (sold).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Intermediate Muni Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$114,495,382	$—	$114,495,382
Short-Term Securities
Money Market Funds	5,797,475	—	—	5,797,475
	$5,797,475	$114,495,382	$—	$120,292,857
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 99.1%
Amador Water Agency Financing Corp. COP, 5.00%, 03/01/26	$500	$505,392
Anaheim Housing & Public Improvements Authority RB, VRDN, 2.60%, 08/01/25(a)	4,400	4,400,000
Anaheim Redevelopment Agency Successor Agency TA, 5.00%, 02/01/28	425	449,733
Bay Area Toll Authority RB, VRDN, 1.15%, 08/07/25(a)	2,000	2,000,000
Cairn High Grade Funding I LLC, 2.75%, 08/05/25	400	400,013
California Community Choice Financing Authority Clean Energy Project RB, VRDN, 2.31%, 08/07/25(a)(b)	775	775,000
California Community Choice Financing Authority RB
4.00%, 09/01/27	1,500	1,514,675
4.00%, 05/01/28	1,850	1,863,520
5.00%, 09/01/27	410	421,574
5.00%, 10/01/28	770	799,856
5.00%, 11/01/28	150	158,347
5.00%, 12/01/28	800	832,228
5.00%, 05/01/29	3,635	3,798,463
5.00%, 11/01/29	1,235	1,312,424
5.25%, 01/01/30	3,525	3,730,760
5.50%, 08/01/28	60	63,292
California County Tobacco Securitization Agency RB, 5.00%, 06/01/28	430	448,957
California Health Facilities Financing Authority RB
4.00%, 08/21/25	260	260,086
5.00%, 08/21/25	1,400	1,401,156
California Housing Finance Agency RB
3.50%, 02/01/30 (FHA 542(C))	460	467,641
VRDN, 1.00%, 08/07/25(a)(b)	2,300	2,300,000
California Infrastructure & Economic Development Bank RB, VRDN, 2.29%, 08/07/25(a)	125	125,000
California Municipal Finance Authority RB
3.30%, 02/01/28(b)	1,000	986,650
3.85%, 08/31/25	2,000	1,999,308
5.00%, 07/01/28	150	158,114
California Municipal Finance Authority RB AMT
3.75%, 10/01/25	1,000	999,580
3.85%, 01/15/26	875	875,799
4.25%, 12/01/25	250	250,050
California Pollution Control Financing Authority RB AMT
3.70%, 08/15/25(b)	1,000	999,915
4.25%, 12/01/27	500	504,605
California State Public Works Board RB
5.00%, 08/31/25	500	500,784
Series C, 5.00%, 11/01/26	1,000	1,029,602
Series F, 5.00%, 08/31/25	200	200,313
California State University
2.68%, 10/06/25	1,000	999,900
2.75%, 10/06/25	2,000	1,999,800
California Statewide Communities Development Authority RB
5.00%, 11/01/29	1,500	1,637,571
VRDN, 1.74%, 08/07/25(a)	1,700	1,700,000
Central Valley Energy Authority RB, VRDN, 2.31%, 08/07/25(a)(b)	500	500,000
Chino Valley Unified School District GO, VRDN, 2.30%, 08/07/25(a)(b)	500	500,000
City of Long Beach California Harbor Revenue RB AMT, 5.00%, 05/15/27	400	413,551
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports RB, 5.00%, 05/15/28	$770	$805,838
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/26	780	793,176
5.00%, 05/15/26	890	902,608
5.00%, 05/15/27	1,760	1,821,019
5.00%, 11/15/27	200	208,404
5.00%, 05/15/28	1,000	1,054,607
5.00%, 05/15/29	575	614,599
City of Modesto California Water Revenue COP, VRDN, 1.80%, 08/07/25 (AGM)(a)	5,980	5,980,000
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	424,569
Contra Costa Water District RB, 5.00%, 08/31/25	550	550,955
East County Advanced Water Purification Joint Powers Authority RB, 5.00%, 06/01/26	125	127,887
East Side Union High School District GO, 5.00%, 08/01/29	100	110,691
El Rancho Unified School District GO
5.00%, 08/01/28 (BAM)	125	134,071
5.50%, 08/01/27 (BAM)	110	116,506
Fullerton Redevelopment Agency Successor Agency, 4.00%, 09/01/26 (BAM)	375	381,530
Irvine Ranch Water District
VRDN, 1.15%, 08/07/25(a)	2,000	2,000,000
Series B, 2.30%, 08/01/25(a)	1,800	1,800,000
Jefferson Union High School District GO, 5.00%, 08/01/29	100	110,543
Jurupa Public Financing Authority, 4.00%, 09/01/29 (BAM)	1,000	1,053,358
Jurupa Unified School District GO, 5.00%, 08/01/27	1,000	1,055,328
Kern Community College District GO, 0.00%, 11/01/25 (AGM)(c)	205	203,615
Lake Elsinore Facilities Financing Authority Successor Agency, 5.00%, 09/01/29 (AG)	500	547,741
Long Beach Unified School District GO, 0.00%, 08/21/25(c)	500	466,431
Los Angeles County Capital Asset Leasing Corp, 2.65%, 10/02/25	500	499,953
Madera Unified School District GO, 5.00%, 08/01/25	400	400,000
Metropolitan Water District of Southern California RB
VRDN, 1.15%, 08/07/25(a)	100	100,000
VRDN, 1.54%, 08/07/25(a)	5,400	5,400,000
Modesto Irrigation District RB, 5.00%, 10/01/25	920	923,268
Mount Diablo Unified School District/CA GO, 5.00%, 08/01/29	550	608,800
Municipal Improvement Corp of Los Angeles RB, 5.00%, 11/01/29	330	365,839
Norman Y Mineta San Jose International Airport SJC RB AMT, 5.00%, 03/01/26	900	911,566
Northern California Energy Authority RB
5.00%, 08/01/25	375	375,000
5.00%, 08/01/26	375	381,748
Northern California Transmission Agency RB, 5.00%, 05/01/26	285	290,798
Ontario Public Financing Authority RB, 5.00%, 11/01/29	190	209,927
Orange County Water District COP, VRDN, 2.35%, 08/07/25(a)	3,845	3,845,000
Pajaro Valley Unified School District GO, 0.00%, 08/01/25 (AGM)(c)	460	460,000
Peralta Community College District GO, 5.00%, 08/01/27	500	527,696
Port of Los Angeles RB AMT, 5.00%, 08/01/29	400	430,732

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Port of Oakland RB
5.00%, 11/01/27	$1,100	$1,138,502
5.00%, 05/01/28	500	522,702
Port of Oakland RB AMT, 5.00%, 05/01/27	400	412,294
Poway Redevelopment Agency Successor Agency TA, 5.00%, 12/15/25	565	569,815
Poway Unified School District Public Financing Authority ST
5.00%, 09/01/25 (BAM)	315	315,624
5.00%, 09/01/26	500	512,614
Public Facilities Financing Authority Of The City Of San Diego/Lease Revenue RB, VRDN, 2.75%, 08/01/25(a)(b)	2,000	2,000,000
Regents of the University of California Medical Center Pooled Revenue RB
VRDN, 2.25%, 08/01/25(a)	2,180	2,180,000
VRDN, 2.75%, 08/01/25(a)(b)	900	900,000
RGTS of University of CA, 2.93%, 10/09/25	1,000	1,000,542
Sacramento City Unified School District/California GO, 8.00%, 08/01/25 (AGM)	500	500,000
Sacramento County Housing Authority RB, 1.80%, 08/07/25 (FANNIE MAE)(a)	315	315,000
San Diego County Regional Airport Authority RB AMT
5.00%, 07/01/26	405	412,400
5.00%, 07/01/29	300	318,797
San Diego Public Facilities Financing Authority RB, VRDN, 2.37%, 08/07/25(a)(b)	4,600	4,600,000
San Diego Public Facilities Financing Authority RB VRDN, 2.31%, 08/07/25(a)(b)	800	800,000
San Diego Public Facilities Financing Authority Water Revenue, 2.68%, 08/05/25	2,000	2,000,013
San Francisco City & County Airport Commission San Francisco International Airport RB AMT
5.00%, 05/01/28	1,145	1,205,199
5.00%, 05/01/29	1,145	1,220,020
San Francisco City & County Airport Comm-San Francisco International Airport RB, VRDN, 1.00%, 08/07/25(a)	3,000	3,000,000
San Francisco City & County Airport Comm-San Francisco International Airport RB AMT
5.00%, 05/01/29	1,375	1,466,217
5.00%, 05/01/30	800	863,805
San Francisco City & County Redevelopment Agency Successor Agency TA, 5.00%, 08/01/28 (AGC)	520	558,864
San Joaquin Valley Clean Energy Authority RB, 5.00%, 07/01/29	840	886,179
San Leandro Unified School District GO, 5.00%, 08/01/25	400	400,000
San Mateo Union High School District GO
VRDN, 2.65%, 08/01/25(a)(b)	100	100,000
Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	382,290
San Rafael City High School District/California GO, 4.00%, 08/21/25	300	300,251
Sequoia Union High School District GO, 4.00%, 07/01/26	440	446,531
Southern California Public Power Authority RB
5.00%, 09/01/26	150	152,962
5.00%, 07/01/29	200	217,866
5.25%, 11/01/25	425	426,680
Security	Par (000)	Value
California (continued)
VRDN, 2.30%, 08/07/25(a)	$100	$100,000
State of California Department of Water Resources, 2.77%, 08/12/25	600	600,027
State of California GO
5.00%, 09/01/26	800	822,950
5.00%, 09/01/26	750	771,393
5.00%, 08/01/27	800	841,110
5.00%, 11/01/27	500	525,645
5.00%, 03/01/29	850	925,589
VRDN, 1.15%, 08/07/25(a)	2,000	2,000,000
VRDN, 1.25%, 08/07/25(a)	195	195,000
Stockton Public Financing Authority RB, 5.00%, 10/01/25 (BAM)	140	140,586
Temecula Valley Unified School District Financing Authority ST
5.00%, 09/01/25	300	300,604
5.00%, 09/01/26	500	513,941
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 2.75%, 08/07/25(a)(b)	1,250	1,250,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 2.32%, 08/07/25 (AG)(a)(b)	3,000	3,000,000
University of California, 2.67%, 10/01/25	2,000	1,999,996
University of California RB
5.00%, 05/15/26	400	408,593
VRDN, 2.25%, 08/01/25(a)	2,900	2,900,000
VRDN, 2.30%, 08/01/25(a)	900	900,000
Yucaipa Valley Water District Financing Authority RB, 5.00%, 03/01/26	400	406,399
		130,004,462
Total Long-Term Investments — 99.1% (Cost: $129,597,367)		130,004,462
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 2.51%(d)(e)	57,006	57,012
Total Short-Term Securities — 0.1% (Cost: $57,012)		57,012
Total Investments — 99.2% (Cost: $129,654,379)		130,061,474
Other Assets Less Liabilities — 0.8%		1,075,141
Net Assets — 100.0%		$131,136,615

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Short-Term California Muni Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$57,012 (a)	$—	$—	$—	$57,012	57,006	$2,648	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$130,004,462	$—	$130,004,462
Short-Term Securities
Money Market Funds	57,012	—	—	57,012
	$57,012	$130,004,462	$—	$130,061,474
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 5.5%
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)	$1,500	$1,497,703
Black Belt Energy Gas District RB
5.25%, 05/01/55	2,500	2,667,840
5.25%, 05/01/56	1,500	1,526,723
5.50%, 10/01/54	2,000	2,158,120
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	640,512
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,268,153
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,055,206
Southeast Energy Authority A Cooperative District RB
5.00%, 01/01/56	6,000	6,088,808
5.50%, 01/01/53	100	106,381
Stadium Trace Village Improvement District (The) RB, 3.63%, 03/01/36	1,185	1,044,130
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	171,493
		20,225,069
Arizona — 2.2%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	590	591,961
5.25%, 07/01/37(a)	155	151,582
Glendale Industrial Development Authority RB, 4.00%, 05/15/28	380	369,910
Industrial Development Authority of the County of Pima (The) RB, 5.00%, 06/15/49(a)	1,235	1,077,242
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	3,750	3,869,295
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	155,131
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,034,701
5.75%, 06/15/53(a)	160	152,791
6.38%, 06/15/64(a)	500	503,143
		7,905,756
Arkansas — 0.3%
Arkansas Development Finance Authority RB AMT
5.45%, 09/01/52	150	145,724
6.88%, 07/01/48(a)	1,000	1,061,650
		1,207,374
California — 7.7%
California Community Choice Financing Authority RB, 5.00%, 01/01/55	4,150	4,320,269
California County Tobacco Securitization Agency RB, 5.00%, 06/01/47	1,370	1,244,548
California Enterprise Development Authority RB, 5.00%, 07/01/50(a)	600	523,685
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	10,350	9,211,500
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	965,624
5.50%, 06/01/38(a)	800	800,654
5.88%, 05/01/59(a)	200	201,147
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	7,200	7,068,977
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	504,903
Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	$500	$480,922
5.00%, 12/01/46(a)	1,000	928,744
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	251,940
CSCDA Community Improvement Authority RB
3.25%, 04/01/57(a)	100	70,020
4.00%, 07/01/56(a)	250	196,280
4.00%, 07/01/58(a)	100	64,152
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(b)	1,205	542,575
Tobacco Securitization Authority of Southern California RB, 5.00%, 06/01/48	1,000	959,155
		28,335,095
Colorado — 3.9%
City & County of Denver CO RB AMT, 5.00%, 10/01/32	7,000	6,996,866
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	98,868
4.00%, 07/01/31(a)	125	122,108
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	70,938
5.25%, 11/01/39	65	67,893
Elbert County Independence Water & Sanitation District RB, 5.13%, 12/01/33	1,500	1,499,224
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,487,979
Granary Metropolitan District No. 9 Special Assessment District No. 1 Special Assessment, 5.45%, 12/01/44(a)	760	712,805
Independence Metropolitan District No. 3 GOL, 7.13%, 12/15/54	500	498,312
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	373,014
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(b)	150	145,650
Redtail Ridge Metropolitan District GOL, 0.00%, 12/01/32(b)	2,193	1,347,138
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	943,253
		14,364,048
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority RB, 5.38%, 07/01/54	205	191,846
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	455	451,610
Stamford Housing Authority RB
4.25%, 10/01/30	1,500	1,514,309
5.50%, 10/01/35	800	818,471
		2,976,236
Delaware — 0.0%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	36,562
District of Columbia — 0.2%
District of Columbia RB AMT, 5.50%, 02/28/37	90	98,484
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	$6,100	$546,620
		645,104
Florida — 16.2%
Alachua County Housing Finance Authority RB, 4.90%, 07/01/29(a)	1,850	1,838,691
Arbor Park Phase 1 Community Development District Special Assessment, 5.75%, 05/01/35	2,000	2,154,834
Avenir Community Development District Special Assessment, 4.75%, 11/01/50(a)	393	393,566
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	97,746
5.00%, 05/01/42	1,000	949,093
Berry Bay II Community Development District Special Assessment, 4.45%, 05/01/31	215	214,218
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43	460	440,214
Bradbury Community Development District, 4.38%, 05/01/30	1,620	1,610,007
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	143,793
Buckhead Trails Community Development District, 4.70%, 05/01/31	1,050	1,050,336
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44	250	239,169
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29	500	505,002
Capital Projects Finance Authority/Florida RB, 6.63%, 06/15/59(a)	100	98,111
Capital Trust Agency Inc. RB
4.88%, 06/15/56(a)	100	76,416
5.38%, 06/15/48(a)	230	211,034
City of Pompano Beach FL RB, 5.00%, 09/01/39	1,590	1,570,379
Coastal Ridge Community Development District, 4.40%, 05/01/30	2,250	2,277,281
County of Lake Florida RB, 5.00%, 01/15/39(a)	1,350	1,268,117
County of Miami-Dade FL Aviation Revenue RB AMT, 5.00%, 10/01/40	3,500	3,444,213
Crossings Community Development District Special Assessment
4.75%, 05/01/31	265	266,502
5.35%, 05/01/44	1,000	978,234
Curiosity Creek Community Development District Special Assessment, 4.65%, 05/01/31(a)	300	307,196
Cypress Creek Reserve Community Development District, 4.20%, 05/01/30	750	751,193
Darby Community Development District Special Assessment, 5.88%, 05/01/35	175	173,221
East Nassau Stewardship District Special Assessment, 5.25%, 05/01/29	885	885,416
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,007,473
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	383,278
Series A, 5.13%, 06/15/55(a)	500	400,138
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	2,880	2,853,847
12.00%, 07/15/59(a)(c)(d)	2,900	1,798,000
Gas Worx Community Development District, 4.63%, 05/01/30(a)	345	349,588
Security	Par (000)	Value
Florida (continued)
Greenbriar Community Development District Special Assessment, 4.80%, 05/01/32	$405	$418,115
Hammock Oaks Community Development District Special Assessment
4.50%, 05/01/32(a)	670	678,023
5.85%, 05/01/44	100	97,908
Hickory Tree Community Development District Special Assessment, 5.15%, 05/01/44	1,000	955,089
Hillcrest Preserve Community Development District Special Assessment, 5.00%, 05/01/44(a)	1,000	937,730
Hyde Park Community Development District No. 1 Special Assessment, 5.25%, 05/01/34	1,690	1,713,416
Ibis Landing Community Development District, 4.13%, 06/15/30	200	200,439
Kings Creek I Community Development District
4.50%, 05/01/30	300	302,713
5.00%, 05/01/36	455	462,079
Kingston One Community Development District, 4.25%, 05/01/30	1,000	1,005,439
Lakes of Sarasota Community Development District 2 Special Assessment
5.20%, 05/01/35	3,040	3,045,275
5.85%, 05/01/35	3,175	3,171,147
Lakes of Sarasota Community Development District Special Assessment, 5.25%, 05/01/34	2,325	2,370,549
Lee County Industrial Development Authority/Florida RB, 4.75%, 11/15/29	250	252,160
Lowery Hills Community Development District Special Assessment
4.55%, 05/01/32(a)	440	443,554
4.55%, 06/15/35	370	368,243
LTC Ranch West Residential Community Development District Special Assessment, 4.75%, 05/01/31	305	302,951
Madeira Community Development District Special Assessment
4.25%, 06/15/30	260	261,259
5.00%, 05/01/39	585	590,321
Magnolia Island Community Development District Special Assessment, 5.55%, 05/01/45	750	748,047
Malabar Springs Community Development District Special Assessment, 4.50%, 05/01/31	440	439,089
Newfield Community Development District
4.40%, 05/01/30	765	774,837
5.00%, 05/01/35	795	817,391
Normandy Community Development District, 4.63%, 05/01/31(a)	2,035	2,038,571
Normandy Community Development District Special Assessment, 5.30%, 05/01/44(a)	1,500	1,458,671
North AR-1 Pasco Community Development District Special Assessment, 5.75%, 05/01/44	85	86,232
Parrish Lakes II Community Development District, 4.25%, 05/01/31	1,165	1,154,347
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44	250	251,481
Reflection Bay Community Development District, 4.50%, 05/01/30	325	328,552
Solaeris Community Development District, 4.63%, 05/01/32(a)	1,085	1,092,941
Tradition Community Development District No. 9 Special Assessment, 4.35%, 05/01/32	535	538,575

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Two Lakes Community Development District Special Assessment, 5.00%, 05/01/44	$1,000	$992,685
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42	95	96,168
5.50%, 05/01/53	95	96,337
West Villages Improvement District, 4.50%, 05/01/31	505	504,027
West Villages Improvement District Special Assessment, 4.75%, 05/01/39	1,750	1,643,563
		59,374,230
Georgia — 0.9%
Atlanta Development Authority (The) TA
5.00%, 04/01/34(a)	180	177,849
5.50%, 04/01/39(a)	280	278,637
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/40	1,400	1,399,405
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	271,544
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	1,000	1,042,315
		3,169,750
Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	615,446
Illinois — 2.5%
Chicago Board of Education GO
5.00%, 12/01/46	1,000	903,943
5.00%, 12/01/46	475	424,132
5.00%, 12/01/46	500	450,104
5.00%, 12/01/47	500	446,963
City of Marion Illinois Sales Tax Revenue RB, 6.38%, 06/01/45	330	314,944
County of Cook Illinois RB, 6.50%, 01/01/45	750	726,576
Illinois Finance Authority RB, 5.25%, 10/01/39(a)	500	499,051
Illinois State Toll Highway Authority RB
5.00%, 01/01/37	250	249,901
5.00%, 01/01/38	5,000	4,997,777
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	142,868
		9,156,259
Indiana — 0.2%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	102,383
Indiana Finance Authority RB, Class A,4.13%, 12/01/26	640	641,019
		743,402
Kentucky — 0.6%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	568,480
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	998,067
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	504,078
		2,070,625
Louisiana — 1.3%
Juban Crossing Community Development District Special Assessment, 6.25%, 06/01/34	3,000	3,027,335
Louisiana Public Facilities Authority RB
5.00%, 06/01/39(a)	1,285	1,230,897
5.00%, 12/15/43(a)	665	605,371
Security	Par (000)	Value
Louisiana (continued)
6.50%, 06/01/62(a)	$100	$90,376
		4,953,979
Maine — 0.1%
Finance Authority of Maine RB, 9.50%, 06/01/32	25	25,042
Finance Authority of Maine RB AMT
4.63%, 12/01/47(a)	175	168,189
8.50%, 06/01/32	25	24,890
8.50%, 06/01/35	100	82,966
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	229,283
		530,370
Maryland — 0.2%
City of Baltimore Maryland RB, 4.50%, 06/01/33	100	100,163
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	315	291,299
Maryland Health & Higher Educational Facilities Authority RB, 5.50%, 01/01/46	245	245,991
		637,453
Massachusetts — 1.4%
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/37	5,000	4,999,365
Michigan — 1.2%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	348	258,398
Flint International Academy RB, 5.75%, 10/01/37	2,485	2,484,054
Michigan Strategic Fund RB, 5.00%, 11/15/29	1,260	1,301,325
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	544,103
		4,587,880
Minnesota — 0.1%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	200,816
Missouri — 0.0%
Kansas City Industrial Development Authority RB, 5.00%, 06/01/46(a)	115	103,859
New Hampshire — 3.5%
New Hampshire Business Finance Authority RB
0.00%, 04/01/32(a)(b)	255	170,782
0.00%, 12/15/33(a)(b)	2,500	1,515,253
0.00%, 12/15/33(a)(b)	2,585	1,562,330
3.63%, 07/01/43(a)	250	195,373
5.25%, 12/01/35(a)	2,951	2,949,346
5.38%, 12/01/31(a)	566	566,638
5.38%, 12/15/35(a)	1,229	1,214,465
5.75%, 04/28/42	470	472,308
5.88%, 12/15/33(a)	1,530	1,538,926
5.95%, 12/01/31(a)	1,645	1,685,733
New Hampshire Business Finance Authority RB AMT, Class A, AMT, 4.00%, 10/01/33, (SIFMA Municipal Swap Index)	910	914,894
		12,786,048
New Jersey — 0.2%
Camden County Improvement Authority (The) RB, 6.00%, 06/15/62	75	77,080
New Jersey Economic Development Authority RB AMT, 6.38%, 01/01/35(a)	835	842,155
		919,235
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 7.0%
Build NYC Resource Corp. RB
5.25%, 06/15/43(a)	$500	$470,228
5.50%, 06/15/63(a)	250	223,924
Erie Tobacco Asset Securitization Corp. RB, 5.00%, 06/01/38	2,000	1,814,680
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	480,057
5.38%, 11/15/40(a)	550	542,574
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	254,932
New York Transportation Development Corp RB AMT, 5.25%, 08/01/31	10,420	10,693,095
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	514,621
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	1,000	921,029
5.00%, 01/01/30	250	254,718
5.00%, 10/01/40	2,310	2,253,040
5.00%, 07/01/46	7,000	6,644,863
Suffolk Regional Off-Track Betting Co. RB
5.00%, 12/01/34	100	102,915
5.75%, 12/01/44	200	204,210
6.00%, 12/01/53	200	203,272
		25,578,158
North Carolina — 0.2%
North Carolina Medical Care Commission RB, 5.00%, 09/01/34	900	883,061
North Dakota — 0.2%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	712,640
Ohio — 0.9%
Cleveland-Cuyahoga County Port Authority RB, 5.25%, 01/01/34(a)	750	772,336
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	330	309,134
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,086,851
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	240	230,257
		3,398,578
Oklahoma — 0.5%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51(a)	250	239,654
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(a)	100	87,073
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	342,670
5.00%, 11/15/38	500	487,538
5.25%, 11/15/45	75	71,191
Tulsa Municipal Airport Trust Trustees/OK RB AMT, 6.25%, 12/01/35	680	748,499
		1,976,625
Oregon — 0.4%
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	1,570	1,572,372
Pennsylvania — 5.9%
Allegheny Community Broadband Inc. RB, 7.50%, 09/01/35(a)	255	251,962
Security	Par (000)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	$370	$361,056
5.25%, 05/01/42(a)	1,000	950,630
5.25%, 05/01/42(a)	2,000	1,978,201
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	229,435
Berks County Industrial Development Authority RB, 5.00%, 05/15/37	2,500	2,502,663
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	357,589
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	6,475	6,509,831
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	100	109,519
5.38%, 07/01/39(a)	100	108,372
Hospitals & Higher Education Facilities Authority of Philadelphia (The) RB, 5.00%, 07/01/33	4,870	4,931,393
Lancaster County Hospital Authority/Pennsylvania RB, 5.25%, 07/01/41	100	93,619
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	231,482
5.25%, 12/01/38	130	130,837
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	93,961
5.75%, 06/30/48	860	859,831
VRDN, 4.00%, 06/01/41 (SIFMA Municipal Swap Index)	915	918,624
Pennsylvania Higher Education Assistance Agency RB AMT
5.00%, 06/01/31	1,000	1,050,869
5.00%, 06/01/51	100	90,479
		21,760,353
Puerto Rico — 0.9%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	59,995
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	357,999
5.75%, 07/01/31	2,546	2,761,751
		3,179,745
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, 5.00%, 07/01/37	1,110	1,124,379
Tobacco Settlement Financing Corp./Rhode Island RB, 5.00%, 06/01/50	60	54,523
		1,178,902
South Carolina — 0.1%
City of Hardeeville South Carolina Special Assessment, 4.00%, 05/01/52(a)	100	70,839
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	169,696
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62(a)	25	22,434
		262,969
Tennessee — 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37	345	350,748

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, 0.00%, 06/01/43(a)(b)	$95	$38,880
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	500	534,982
		924,610
Texas — 8.4%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)(c)(d)	100	9,951
Arlington Higher Education Finance Corp. RB
5.75%, 08/15/62	250	183,425
7.88%, 11/01/62(a)	25	25,102
Bexar County Health Facilities Development Corp. RB, 5.00%, 07/15/26	110	110,400
City of Buda Texas Special Assessment
5.00%, 09/01/33(a)	100	98,103
5.75%, 09/01/33(a)	640	629,153
City of Celina Texas Special Assessment
4.35%, 09/01/30(a)	205	204,459
4.60%, 09/01/35(a)	333	325,677
City of Celina TX
4.50%, 09/01/30(a)	1,702	1,699,144
4.50%, 09/01/31(a)	2,000	2,019,714
City of Corpus Christi Texas Special Assessment
5.38%, 09/15/31	100	99,052
6.13%, 09/15/44	100	93,950
6.50%, 09/15/54	103	96,780
City of Friendswood Texas Special Assessment, 7.00%, 09/15/54	303	293,008
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	1,250	1,263,435
5.50%, 07/15/35	2,000	2,070,941
5.50%, 07/15/38	200	206,067
City of Lowry Crossing TX, 4.25%, 09/15/30(a)	400	403,078
City of Marble Falls Texas Special Assessment, 6.38%, 09/01/44(a)	500	460,251
City of Oak Point Texas Special Assessment, 4.70%, 09/15/31(a)	200	198,120
City of Pilot Point Texas Special Assessment, 6.13%, 09/15/45(a)	240	236,801
City of Princeton Texas Special Assessment
4.25%, 09/01/30(a)	300	302,108
4.38%, 09/01/31(a)	50	50,373
5.00%, 09/01/44(a)	50	45,840
5.13%, 09/01/44(a)	75	70,768
City of Seagoville TX, 4.25%, 09/15/30(a)	954	958,080
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	200	192,909
Club Municipal Management District No 1, 4.38%, 09/01/31(a)	1,500	1,514,958
County of Denton Texas Special Assessment
4.75%, 12/31/30(a)	650	643,420
5.00%, 12/31/35(a)	1,000	974,065
5.25%, 12/31/44(a)	1,000	962,049
County of Denton TX, 4.63%, 12/31/31(a)	1,825	1,820,451
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	930,583
Mission Economic Development Corp RB AMT, 4.63%, 10/01/31(a)	4,000	3,995,578
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	$1,000	$754,337
5.00%, 08/15/51(a)	1,000	872,044
5.50%, 10/01/35	750	713,876
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	238,571
Port Beaumont Navigation District RB AMT, 4.00%, 01/01/50(a)	1,810	1,261,309
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(a)	2,300	2,033,824
Port of Beaumont Navigation District RB AMT, 5.25%, 01/01/54(a)	600	543,322
Town of Trophy Club Public Improvement District No. 1 Special Assessment, 5.00%, 09/01/30	1,000	1,057,742
		30,662,818
Utah — 1.8%
Mida Mountain Village Public Infrastructure District TA, 5.50%, 06/15/39(a)	2,250	2,217,755
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	915	875,312
5.00%, 06/15/40(a)	1,450	1,352,282
5.00%, 10/15/44 (UT CSCE)	500	492,273
5.25%, 06/15/32(a)	730	752,758
5.25%, 06/15/37(a)	790	759,953
Utah Infrastructure Agency RB
5.50%, 10/15/44	55	55,680
5.50%, 10/15/48	50	49,891
		6,555,904
Vermont — 4.7%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	80,050
University of Vermont and State Agricultural College RB, 5.00%, 10/01/40	12,000	12,002,136
Vermont Economic Development Authority RB AMT, 5.00%, 06/01/52(a)	5,000	5,041,573
		17,123,759
Virginia — 0.4%
James City County Economic Development Authority RB, 5.25%, 12/01/27	85	85,092
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47	1,550	1,290,369
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	101,096
		1,476,557
Washington — 0.8%
County of King Washington Sewer Revenue RB, 4.00%, 07/01/39	500	478,041
Washington State Housing Finance Commission RB
3.95%, 07/01/29(a)	295	295,106
4.75%, 01/01/34(a)	945	917,823
5.00%, 01/01/26(a)	500	500,802
5.50%, 01/01/44(a)	1,000	921,958
		3,113,730
Wisconsin — 4.4%
Public Finance Authority RB
0.00%, 12/15/32(a)(b)	1,299	816,969
0.00%, 12/15/37(a)(b)	1,760	858,185
0.00%, 12/15/38(a)(b)	365	163,405
5.00%, 06/15/29(a)	285	290,567
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
5.00%, 07/15/30(a)	$294	$296,624
5.00%, 06/15/31(a)	315	318,890
5.00%, 12/01/34(a)	765	801,573
5.00%, 12/15/34(a)	825	837,298
5.00%, 12/15/36(a)	2,999	2,913,432
5.00%, 06/15/56(a)	25	18,115
5.25%, 12/01/51(a)	65	42,563
5.50%, 11/15/32(a)	2,000	1,938,442
5.50%, 12/15/32(a)	627	607,690
5.75%, 12/15/33(a)	1,500	1,460,214
7.50%, 07/01/59(a)	1,000	1,095,296
7.75%, 07/01/43(a)	310	313,400
12.00%, 05/16/29(a)	105	116,488
Series A, 5.00%, 06/15/55(a)	500	378,103
Public Finance Authority RB AMT, 5.50%, 07/01/44	1,750	1,754,744
Public Finance Authority TA, 5.00%, 06/01/41(a)	1,000	970,160
		15,992,158
Total Municipal Debt Obligations — 86.4% (Cost: $323,412,621)		316,896,900
	Shares
Common Stocks
Building Products — 0.1%
Timberhp by Go Lab Inc., NVS(e)	12,446	83,513
Total Common Stocks — 0.1% (Cost $0)		83,513
Total Long-Term Investments — 86.5% (Cost: $323,412,621)		316,980,413
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Liquidity Funds: MuniCash, 2.51%(f)(g)	45,905,637	$45,910,228
Total Short-Term Securities — 12.5% (Cost: $45,910,139)		45,910,228
Total Investments — 99.0% (Cost: $369,322,760)		362,890,641
Other Assets Less Liabilities — 1.0%		3,841,923
Net Assets — 100.0%		$366,732,564

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$8,706,028	$37,204,200 (a)	$—	$—	$—	$45,910,228	45,905,637	$602,002	$—

(a)	Represents net amount purchased (sold).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Short Duration High Yield Muni Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$316,896,900	$—	$316,896,900
Common Stocks	—	—	83,513	83,513
Short-Term Securities
Money Market Funds	45,910,228	—	—	45,910,228
	$45,910,228	$316,896,900	$83,513	$362,890,641
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACREC LLC, 5.66%, 08/18/42, (1-mo. CME Term SOFR + 1.310%)(a)(b)	$100	$100,125
ACRES LLC, 5.95%, 08/18/40, (1-mo. CME Term SOFR + 1.619%)(a)(b)	385	385,458
Affirm Asset Securitization Trust, 5.19%, 04/15/30(a)	292	291,884
Affirm Master Trust, 4.99%, 02/15/33(a)	133	133,551
AGL Core CLO 2 Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	251,029
Anchorage Capital CLO 17 Ltd., 5.55%, 02/15/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	250	250,269
Apidos CLO XXXIV, 5.74%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,619
AREIT Ltd.
6.03%, 05/17/41, (1-mo. CME Term SOFR + 1.686%)(a)(b)	175	175,246
5.73%, 12/17/29, (1-mo. CME Term SOFR + 1.388%)(a)(b)	323	323,446
Ares XLI Clo Ltd., 6.03%, 04/15/34, (3-mo. CME Term SOFR + 1.712%)(a)(b)	300	300,443
Argent Securities Trust, 5.05%, 03/25/36, (1-mo. CME Term SOFR + 0.694%)(b)	260	141,648
Ballyrock CLO 14 Ltd., 5.71%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	250	250,872
BBAM U.S. CLO I Ltd., 5.52%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	250	249,935
BDS LLC, 5.93%, 09/19/39, (1-mo. CME Term SOFR + 1.576%)(a)(b)	138	138,479
Bear Stearns Asset Backed Securities I Trust, 4.72%, 10/25/36, (1-mo. CME Term SOFR + 0.734%)(b)	70	57,528
Bear Stearns Asset-Backed Securities I Trust, 4.85%, 06/25/47, (1-mo. CME Term SOFR + 0.494%)(b)	90	77,474
Bear Stearns Structured Products Trust
6.47%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	77	75,991
6.47%, 03/25/37, (1-mo. CME Term SOFR + 2.114%)(a)(b)	100	85,118
Benefit Street Partners CLO IV Ltd., 6.23%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	250	250,474
Benefit Street Partners CLO XXIX, 5.50%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	250	249,876
Benefit Street Partners CLO XXVII Ltd., 5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	250	250,750
Birch Grove CLO 6 Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	250	250,711
BlueMountain CLO Ltd.
5.51%, 10/25/30, (3-mo. CME Term SOFR + 1.190%)(a)(b)	131	130,510
5.53%, 11/15/30, (3-mo. CME Term SOFR + 1.200%)(a)(b)	119	119,420
BRAVO Residential Funding Trust, 5.55%, 09/25/54(a)(c)	131	130,609
Buckhorn Park CLO Ltd., 5.93%, 07/18/34, (3-mo. CME Term SOFR + 1.600%)(a)(b)	250	250,020
Security	Par (000)	Value
BXMT Ltd., 5.99%, 10/18/42, (1-mo. CME Term SOFR + 1.639%)(a)(b)	$273	$272,258
CBAM Ltd., 5.71%, 04/20/32, (3-mo. CME Term SOFR + 1.382%)(a)(b)	264	264,697
CIFC Funding Ltd.
7.44%, 07/18/31, (3-mo. CME Term SOFR + 3.112%)(a)(b)	250	250,614
5.77%, 07/16/37, (3-mo. CME Term SOFR + 1.450%)(a)(b)	250	250,743
5.62%, 01/15/40, (3-mo. CME Term SOFR + 1.300%)(a)(b)	250	250,637
5.41%, 04/15/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	250	249,755
6.28%, 07/15/36, (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	250,549
6.07%, 10/24/37, (3-mo. CME Term SOFR + 1.750%)(a)(b)	250	250,912
CIT Mortgage Loan Trust, 7.09%, 10/25/37, (1-mo. CME Term SOFR + 2.739%)(a)(b)	425	418,033
Citigroup Mortgage Loan Trust Inc., 8.22%, 07/25/37, (1-mo. CME Term SOFR + 3.864%)(b)	134	119,514
Clover CLO LLC, 5.39%, 01/25/35, (3-mo. CME Term SOFR + 1.070%)(a)(b)	250	250,391
College Ave Student Loans LLC
5.33%, 05/25/55(a)	71	71,608
2.32%, 07/26/55(a)	178	160,321
Compass Datacenters Issuer III LLC, 5.29%, 07/25/50(a)	124	124,035
Creeksource Dunes Creek CLO Ltd.
5.73%, 01/15/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	250	251,064
6.07%, 01/15/38, (3-mo. CME Term SOFR + 1.750%)(a)(b)	250	250,243
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35(b)	52	50,766
4.89%, 04/25/46, (1-mo. CME Term SOFR + 0.534%)(b)	283	216,858
Diameter Capital CLO 10 Ltd., 5.60%, 04/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	500	500,944
Diameter Capital CLO 8 Ltd., 5.73%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	350	351,225
Dwight Issuer LLC, 6.01%, 09/18/42, (1-mo. CME Term SOFR + 1.662%)(a)(b)	100	100,090
ELFI Graduate Loan Program LLC, 5.56%, 08/25/49(a)	155	156,107
Elmwood CLO 24 Ltd., 5.60%, 01/17/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	258	258,580
Elmwood CLO 39 Ltd., 5.42%, 04/17/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	250	249,754
First Franklin Mortgage Loan Trust, 5.07%, 01/25/36, (1-mo. CME Term SOFR + 0.714%)(b)	328	291,554
First NLC Trust, 4.65%, 08/25/37, (1-mo. CME Term SOFR + 0.294%)(a)(b)	42	20,821
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	178,659
5.00%, 05/19/39(a)	170	166,942
FNA 8 LLC, 5.62%, 03/15/45(a)(b)	91	90,811

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foundation Finance Trust, 4.93%, 03/15/50(a)	$95	$94,493
FS Rialto Issuer LLC, 5.98%, 10/19/39, (1-mo. CME Term SOFR + 1.631%)(a)(b)	100	100,697
Galaxy XX CLO Ltd., 5.94%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	209	208,879
Generate CLO 20 Ltd., 6.02%, 01/25/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	250	250,889
Generate CLO 9 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	250,875
Goldentree Loan Management U.S. Clo 26 Ltd., 1.00%, 07/20/38, (3-mo. CME Term SOFR + 1.650%)(a)(b)	250	250,000
Goldman Home Improvement Trust Issuer Trust, 4.50%, 06/25/52(a)	18	17,719
Golub Capital Partners CLO 77 B Ltd., 5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	250	250,358
GoodLeap Home Improvement Solutions Trust
5.35%, 10/20/46(a)	96	96,349
5.38%, 02/20/49(a)	95	95,267
5.32%, 06/20/49(a)	113	113,159
5.98%, 06/20/49(a)	172	173,065
GreenSky Home Improvement Issuer Trust
5.26%, 10/27/59(a)	183	183,908
5.25%, 10/27/59(a)	149	149,101
GreenSky Home Improvement Trust
5.67%, 06/25/59(a)	64	65,353
5.87%, 06/25/59(a)	172	174,483
GSAMP Trust, 4.92%, 06/25/36, (1-mo. CME Term SOFR + 0.564%)(b)	50	42,239
JP Morgan Mortgage Acquisition Trust, 4.47%, 11/25/36(c)	200	202,440
Lendmark Funding Trust
2.00%, 04/20/32(a)	130	123,532
5.33%, 09/20/34(a)	100	100,759
Lewey Park CLO Ltd., 6.03%, 10/21/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	250	250,625
LoanCore, 5.73%, 08/17/42, (1-mo. CME Term SOFR + 1.385%)(a)(b)	116	115,898
Long Beach Mortgage Loan Trust, 4.83%, 03/25/46, (1-mo. CME Term SOFR + 0.474%)(b)	339	264,015
Madison Park Funding LXXI Ltd., 5.41%, 04/23/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	250	249,758
Mariner Finance issuance Trust, 4.91%, 11/20/38(a)	100	100,506
Mariner Finance Issuance Trust
4.98%, 05/20/38(a)	195	196,537
5.69%, 05/20/38(a)	100	101,146
MFA Trust, 6.33%, 09/25/54(c)	91	90,972
MidOcean Credit CLO XI Ltd., 5.54%, 01/18/36, (3-mo. CME Term SOFR + 1.210%)(a)(b)	250	250,525
MidOcean Credit CLO XII Ltd., 5.67%, 07/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	250	250,788
Milford Park CLO Ltd., 5.49%, 01/20/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	250	249,875
Security	Par (000)	Value
Morgan Stanley ABS Capital I Inc. Trust
4.54%, 10/25/36, (1-mo. CME Term SOFR + 0.184%)(b)	$188	$80,711
4.70%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	703	402,058
Morgan Stanley Mortgage Loan Trust
6.51%, 10/25/36(c)	11	2,292
6.36%, 01/25/47	79	27,798
Navient Private Education Loan Trust
3.16%, 11/15/68(a)	100	89,273
2.46%, 11/15/68(a)	94	90,033
Navient Private Education Refi Loan Trust
3.13%, 02/15/68(a)	50	48,979
6.06%, 11/15/68, (1-mo. CME Term SOFR + 1.714%)(a)(b)	110	110,927
5.66%, 10/15/72(a)	73	74,137
3.90%, 01/15/43(a)	129	123,692
Series 2020-IA, Class A1B, 5.46%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	258	256,834
Nelnet Student Loan Trust
5.50%, 04/20/62, (1-mo. CME Term SOFR + 1.144%)(a)(b)	381	380,360
5.44%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	262	260,466
Neuberger Berman Loan Advisers CLO 40 Ltd., 5.64%, 04/16/33, (3-mo. CME Term SOFR + 1.322%)(a)(b)	226	225,927
New Mountain CLO 3 Ltd., 6.69%, 10/20/34, (3-mo. CME Term SOFR + 2.362%)(a)(b)	250	250,378
NYMT Trust, 7.38%, 05/25/64(a)(c)	128	127,239
OCP CLO Ltd.
5.67%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	650	652,133
5.66%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	250,737
5.46%, 04/16/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	410	409,601
OHA Credit Funding 5 Ltd., 5.68%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	250,766
OHA Credit Funding 6 Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	250	250,714
OHA Loan Funding Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	251,030
OneMain Direct Auto Receivables Trust, 6.10%, 07/14/37(a)	267	270,537
Onemain Financial Issuance Trust, 6.03%, 05/14/41(a)	148	155,144
OneMain Financial Issuance Trust
6.17%, 09/15/36(a)	100	102,728
5.79%, 05/14/41(a)	100	103,971
Option One Mortgage Loan Trust, 5.86%, 01/25/37(c)	33	32,387
Orchard Park CLO Ltd., 5.69%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	250,760
Owl Rock CLO VII LLC, 5.73%, 04/20/38, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	248,750
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square CLO Ltd., 5.59%, 07/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	$250	$250,731
Palmer Square Loan Funding Ltd., 5.42%, 04/15/31, (3-mo. CME Term SOFR + 1.100%)(a)(b)	44	44,463
Park Blue Clo Ltd., 1.00%, 10/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	250	250,000
Park Blue CLO Ltd., 5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	250	250,041
Point Broadband Funding LLC, 5.73%, 07/20/55(a)	153	153,111
PRET LLC
7.00%, 07/25/54(a)(c)	87	86,901
5.96%, 09/25/54(a)(c)	136	136,121
Rad CLO 15 Ltd., 5.70%, 07/20/40, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	250,875
RAMP Series Trust, 5.03%, 02/25/37, (1-mo. CME Term SOFR + 0.674%)(b)	111	24,578
RCKT Mortgage Trust, 8.01%, 04/25/44(a)(b)	138	140,651
Regatta IX Funding Ltd., 6.28%, 04/17/37, (3-mo. CME Term SOFR + 2.000%)(a)(b)	250	251,195
Regatta XVIII Funding Ltd., 5.48%, 04/15/38, (3-mo. CME Term SOFR + 1.160%)(a)(b)	250	249,762
Regional Management Issuance Trust
1.90%, 08/15/33(a)	100	95,219
5.53%, 04/17/34(a)	100	100,846
Republic Finance Issuance Trust
5.91%, 08/20/32(a)	115	116,307
5.42%, 11/20/37(a)	114	115,172
Rockford Tower CLO Ltd.
5.68%, 05/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	98	98,040
5.97%, 08/20/32, (3-mo. CME Term SOFR + 1.650%)(a)(b)	250	250,314
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.62%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	99	99,035
RR 16 Ltd., 6.23%, 07/15/36, (3-mo. CME Term SOFR + 1.912%)(a)(b)	250	250,599
RR 18 Ltd., 6.18%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	250	250,552
RR 32 Ltd., 5.68%, 10/15/39, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	250,751
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 01/30/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	250	251,078
Sagard-Halseypoint Clo 9 Ltd., 6.18%, 04/20/38, (3-mo. CME Term SOFR + 1.900%)(a)(b)	400	401,949
Sandstone Peak II Ltd., 5.74%, 07/20/38, (3-mo. CME Term SOFR + 1.410%)(a)(b)	250	251,069
Saxon Asset Securities Trust
4.76%, 01/25/47, (1-mo. CME Term SOFR + 0.404%)(b)	212	207,153
3.14%, 08/25/35(c)	167	125,306
Sesac Finance LLC, 5.50%, 07/25/55(a)	91	89,474
Silver Point CLO 5 Ltd., 5.73%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	250	250,935
Silver Point CLO 7 Ltd., 5.68%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	250	250,937
Security	Par (000)	Value
Silver Point CLO 8 Ltd., 5.43%, 04/15/38, (3-mo. CME Term SOFR + 1.210%)(a)(b)	$250	$250,000
SLM Private Education Loan Trust, 9.21%, 10/15/41, (1-mo. CME Term SOFR + 4.864%)(a)(b)	55	57,918
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	169	164,355
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	121	123,207
5.21%, 10/15/35, (1-mo. CME Term SOFR + 0.864%)(a)(b)	53	53,115
5.79%, 03/15/56, (30-day Avg SOFR + 1.450%)(a)(b)	84	85,320
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	56	56,445
5.03%, 03/17/53, (1-mo. CME Term SOFR + 0.714%)(a)(b)	100	98,868
1.29%, 07/15/53(a)	125	117,189
SoFi Consumer Loan Program Trust, 4.80%, 02/27/34(a)	183	182,736
Sofi Professional Loan Program LLC
3.09%, 08/17/48(a)	78	76,069
4.11%, 06/15/48(a)	130	123,459
3.05%, 11/16/48(a)	227	201,855
SoFi Professional Loan Program LLC
2.37%, 11/16/48(a)	71	68,142
1.95%, 02/15/46(a)	79	73,790
Soundview Home Loan Trust
5.49%, 11/25/35, (1-mo. CME Term SOFR + 1.134%)(b)	46	36,720
4.99%, 01/25/37, (1-mo. CME Term SOFR + 0.639%)(b)	149	141,581
STAR Trust, 6.79%, 02/17/42, (1-mo. CME Term SOFR + 2.450%)(a)(b)	350	350,000
Stream Innovations Issuer Trust, 5.05%, 09/15/45(a)	110	110,410
Structured Asset Securities Corp. Mortgage Loan Trust, 4.79%, 01/25/37, (1-mo. CME Term SOFR + 0.274%)(b)	34	32,250
Subway Funding LLC, 6.27%, 07/30/54(a)	30	30,294
Sycamore Tree CLO Ltd., 5.72%, 01/20/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	310	311,361
Symphony CLO XXVI Ltd., 5.67%, 04/20/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	189	188,823
Terwin Mortgage Trust, 5.49%, 06/25/36, (1-mo. CME Term SOFR + 1.134%)(b)	25	21,924
Trestles CLO Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	250	251,016
Voya CLO Ltd., 5.55%, 04/25/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	223	222,984
Washington Mutural Asset-Backed Certificates WMABS Series Trust
4.59%, 11/25/36, (1-mo. CME Term SOFR + 0.234%)(b)	12	3,832
4.81%, 11/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	110	34,213
Total Asset-Backed Securities — 12.2% (Cost: $31,150,639)		31,345,583

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
FIGRE Trust, 5.75%, 07/25/53(a)(b)	USD118	$119,217
Mortgage Securities — 0.4%
1301 Trust
5.23%, 08/11/30(a)	USD20	20,000
7.48%, 08/11/30(a)	USD38	38,000
8.37%, 08/11/30(a)	USD421	421,000
Durst Commercial Mortgage Trust
1.00%, 08/10/42(a)	USD100	100,000
5.32%, 08/10/42(a)	USD120	120,000
PENN Commercial Mortgage Trust 2025-P11, 5.52%, 08/10/42(a)	USD15	15,043
PRPM 2025-NQM3 Trust
5.61%, 05/25/70(a)	USD113	112,932
6.86%, 05/25/70(a)	USD150	148,825
		975,800
Mortgage-Backed Securities — 15.0%
1345T
5.94%, 06/15/30, (1-mo. CME Term SOFR + 1.600%)(a)(b)	USD287	287,441
8.84%, 06/15/30, (1-mo. CME Term SOFR + 4.500%)(a)(b)	USD40	39,999
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD10	10,818
245 Park Avenue Trust, 3.66%, 06/05/37(a)(b)	USD145	135,699
A&D Mortgage Trust
5.70%, 11/25/69(a)	USD90	90,492
6.52%, 11/25/69(a)(b)	USD100	100,823
ACRA Trust, 5.61%, 10/25/64(a)(c)	USD136	135,991
ALA Trust, 7.39%, 06/15/40, (1-mo. CME Term SOFR + 3.091%)(a)(b)	USD37	37,208
Alternative Loan Trust
4.75%, 04/25/47, (1-mo. CME Term SOFR + 0.394%)(b)	USD132	120,516
4.78%, 11/25/35, (1-mo. CME Term SOFR + 0.464%)(b)	USD16	11,939
4.93%, 11/25/36, (1-mo. CME Term SOFR + 0.574%)(b)	USD99	85,318
4.93%, 05/20/46, (1-mo. CME Term SOFR + 0.574%)(b)	USD203	179,480
4.97%, 07/25/46, (1-mo. CME Term SOFR + 0.614%)(b)	USD187	161,210
5.13%, 11/20/35, (1-mo. CME Term SOFR + 0.774%)(b)	USD3	2,456
5.50%, 07/25/35	USD8	4,691
5.75%, 05/25/36	USD91	33,769
7.09%, 02/25/35, (1-mo. CME Term SOFR + 2.739%)(b)	USD302	288,473
American Home Mortgage Investment Trust, 6.07%, 05/25/36, (1-mo. CME Term SOFR + 1.739%)(b)	USD483	38,892
Angel Oak Mortgage Trust
4.75%, 09/26/67(a)(c)	USD79	77,981
5.21%, 08/25/68(a)(c)	USD166	164,420
5.35%, 10/25/69(a)(c)	USD44	43,906
5.41%, 07/25/70(a)	USD107	106,482
5.64%, 02/25/70(a)(c)	USD188	188,148
5.69%, 01/25/70(a)(c)	USD341	340,663
Arbor Multifamily Mortgage Securities Trust, 3.28%, 02/15/55(a)(b)	USD170	156,236
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust, 6.03%, 07/15/41, (1-mo. CME Term SOFR + 1.692%)(a)(b)	USD293	$294,007
ARES1, 5.78%, 10/15/34, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD80	80,175
Atrium Hotel Portfolio Trust
5.41%, 11/10/29(a)(b)	USD300	303,178
9.21%, 11/10/29(a)(b)	USD10	10,199
BAHA Trust
5.97%, 12/10/41(a)(b)	USD210	215,651
6.84%, 12/10/41(a)(b)	USD10	10,320
7.52%, 12/10/41(a)(b)	USD114	117,323
BAMLL Trust
6.19%, 02/15/42, (1-mo. CME Term SOFR + 1.850%)(a)(b)	USD86	86,003
6.69%, 08/15/39, (1-mo. CME Term SOFR + 2.350%)(a)(b)	USD20	20,049
9.59%, 02/15/42, (1-mo. CME Term SOFR + 5.250%)(a)(b)	USD51	51,321
Banc of America Alternative Loan Trust
5.50%, 10/25/33	USD91	91,038
6.50%, 10/25/36(c)	USD7	1,828
Banc of America Funding Trust, 5.75%, 01/25/37	USD0	55
BANK 2021-BNK35, 2.90%, 06/15/64(b)	USD13	11,018
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(b)	USD90	86,699
Barclays Mortgage Loan Trust
5.66%, 01/25/65(a)(c)	USD236	235,974
7.63%, 05/25/65(a)(b)	USD300	299,039
BAY Mortgage Trust, 6.14%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD161	161,127
BBCMS Mortgage Trust
4.50%, 07/15/58(a)	USD18	13,730
5.59%, 07/15/58	USD243	251,507
5.66%, 05/15/58	USD12	12,436
5.84%, 07/15/58	USD27	27,842
6.12%, 07/15/58	USD20	20,685
Series 2018-TALL, Class A, 5.26%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD100	95,017
BCAP LLC Trust, 4.25%, 05/26/46, (12-mo. MTA + 0.940%)(a)(b)	USD100	81,089
Bear Stearns Asset Backed Securities I Trust
4.82%, 03/25/36, (1-mo. CME Term SOFR + 0.464%)(b)	USD14	3,535
5.03%, 04/25/36, (1-mo. CME Term SOFR + 0.674%)(b)	USD117	109,830
Bear Stearns Mortgage Funding Trust, 4.81%, 03/25/37, (1-mo. CME Term SOFR + 0.454%)(b)	USD75	71,127
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53	USD56	48,709
BFLD Commercial Mortgage Trust
5.83%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD20	20,063
7.98%, 11/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD13	13,007
BFLD Mortgage Trust, 6.23%, 07/15/41, (1-mo. CME Term SOFR + 1.890%)(a)(b)	USD16	16,070
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BFLD Trust, 5.89%, 06/15/42, (1-mo. CME Term SOFR + 1.550%)(a)(b)	USD218	$218,136
BHMS Mortgage Trust
5.89%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD100	99,980
6.14%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	USD100	99,855
BMP, 7.73%, 06/15/41, (1-mo. CME Term SOFR + 3.389%)(a)(b)	USD11	10,982
BMP Trust, 6.73%, 06/15/41, (1-mo. CME Term SOFR + 2.390%)(a)(b)	USD285	285,802
BPR Mortgage Trust, 7.50%, 12/05/39(a)	USD100	103,715
BRAVO Residential Funding Trust
5.46%, 07/25/65(a)	USD200	199,998
5.68%, 11/25/64(a)(c)	USD137	137,775
8.00%, 09/25/63(a)(b)	USD100	100,772
BSTN Commercial Mortgage Trust, 6.24%, 06/15/44(a)(b)	USD100	102,102
BWAY Trust, 6.31%, 05/05/42(a)(b)	USD18	18,338
BX 2024-PALM, 6.98%, 06/15/37, (1-mo. CME Term SOFR + 2.640%)(a)(b)	USD304	304,416
BX Commercial Mortgage Trust
2.84%, 03/09/44(a)	USD100	91,224
4.66%, 11/15/41(a)(b)	CAD8	5,817
5.79%, 04/15/40, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD190	190,416
5.83%, 10/15/41, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD96	96,098
5.88%, 05/15/34, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD197	197,463
5.98%, 12/15/39, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD264	265,014
5.98%, 05/15/41, (1-mo. CME Term SOFR + 1.641%)(a)(b)	USD260	260,712
6.03%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD94	93,934
6.10%, 12/09/40, (1-mo. CME Term SOFR + 1.761%)(a)(b)	USD107	107,603
7.03%, 03/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD79	79,460
7.22%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD51	51,367
7.48%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	USD100	100,625
8.27%, 10/15/41, (1-mo. CME Term SOFR + 3.927%)(a)(b)	USD176	176,547
8.53%, 02/15/39, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD95	92,181
9.21%, 10/15/41, (1-mo. CME Term SOFR + 4.874%)(a)(b)	USD162	162,724
10.31%, 10/15/41, (1-mo. CME Term SOFR + 5.971%)(a)(b)	USD10	10,037
11.31%, 10/15/41, (1-mo. CME Term SOFR + 6.968%)(a)(b)	USD29	28,875
BX Commercial Mortgage Trust 2025-BCAT, 5.73%, 08/15/42(a)	USD107	107,000
BX Trust
5.19%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	USD150	149,953
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD200	199,876
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.34%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD150	$150,140
5.36%, 10/15/36, (1-mo. CME Term SOFR + 1.013%)(a)(b)	USD28	27,991
5.79%, 03/15/42, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD281	280,824
5.83%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD249	249,156
5.84%, 06/15/40, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD293	293,878
5.88%, 06/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD173	173,077
6.43%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD10	10,003
6.48%, 07/15/29, (1-mo. CME Term SOFR + 2.140%)(a)(b)	USD100	99,906
7.03%, 05/15/38, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD141	141,793
7.03%, 04/15/41, (1-mo. CME Term SOFR + 2.690%)(a)(b)	USD79	78,816
7.23%, 07/15/29, (1-mo. CME Term SOFR + 2.889%)(a)(b)	USD20	19,925
7.28%, 03/15/30, (1-mo. CME Term SOFR + 2.941%)(a)(b)	USD96	93,840
7.64%, 06/15/35, (1-mo. CME Term SOFR + 3.300%)(a)(b)	USD137	136,999
7.68%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	USD100	100,750
8.03%, 04/15/41, (1-mo. CME Term SOFR + 3.689%)(a)(b)	USD79	78,290
8.28%, 07/15/29, (1-mo. CME Term SOFR + 3.938%)(a)(b)	USD30	29,734
8.39%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	USD10	9,787
8.78%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	USD34	33,564
9.73%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	USD16	15,721
CFK Trust, 2.79%, 03/15/39(a)	USD100	91,284
CFMT LLC, 4.00%, 10/25/54(a)(c)	USD122	119,347
Chase Mortgage Finance Trust
5.86%, 02/25/37(b)	USD102	100,522
6.00%, 07/25/37	USD121	51,841
CHL Mortgage Pass-Through Trust
6.00%, 12/25/36	USD7	3,245
6.00%, 02/25/37	USD798	285,129
CIM Trust
5.66%, 10/25/69(a)(c)	USD131	131,703
6.44%, 10/25/69(a)(b)	USD150	151,134
Citigroup Mortgage Loan Trust, 6.17%, 09/25/62(a)(c)	USD76	76,174
COAST Commercial Mortgage Trust, 6.93%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD210	209,934
COLT Mortgage Loan Trust
1.73%, 11/26/66(a)(b)	USD87	78,160
4.22%, 02/25/67(a)(b)	USD100	81,632
5.47%, 06/25/70(a)	USD106	105,962
5.48%, 08/25/70(a)	USD100	99,902
7.10%, 08/25/70(a)(b)	USD100	100,028
7.84%, 09/25/68(a)(b)	USD193	194,668

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.94%, 07/25/68(a)(b)	USD262	$263,985
Commission Mortgage Trust
5.50%, 08/10/40(a)	USD24	23,900
5.73%, 08/10/41(a)(b)	USD17	16,971
6.18%, 06/15/41, (1-mo. CME Term SOFR + 1.841%)(a)(b)	USD41	40,872
6.93%, 06/15/41, (1-mo. CME Term SOFR + 2.590%)(a)(b)	USD11	10,966
8.47%, 08/10/40(a)(b)	USD20	19,920
8.83%, 06/15/41, (1-mo. CME Term SOFR + 4.487%)(a)(b)	USD14	13,886
9.46%, 08/10/40(a)(b)	USD16	15,937
CONE Trust
5.98%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD30	29,981
8.23%, 08/15/41, (1-mo. CME Term SOFR + 3.888%)(a)(b)	USD45	44,665
Countrywide Alternative Loan Trust, 6.00%, 05/25/36	USD94	34,529
Cross Mortgage Trust
5.60%, 06/25/70(a)(b)	USD100	100,334
5.74%, 02/25/70(a)(b)	USD673	674,381
6.48%, 02/25/70(a)(b)	USD350	351,993
CSMC, 7.10%, 08/25/67(a)(b)	USD131	130,832
CSMC Trust
5.61%, 11/15/38, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD80	79,800
8.91%, 12/25/67(a)(b)	USD81	81,047
CSTL Commercial Mortgage Trust, 4.76%, 11/10/41(a)(b)	USD40	39,682
DBGS, 6.22%, 08/15/34, (1-mo. CME Term SOFR + 1.882%)(a)(b)	USD250	250,234
DC Trust, 5.73%, 04/13/40(a)(b)	USD10	10,049
Deephaven Residential Mortgage Trust, 5.74%, 07/25/69(a)(c)	USD82	82,301
DK Trust
5.84%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD20	20,050
8.34%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	USD58	58,223
EFMT
5.44%, 07/25/70(a)	USD385	384,693
5.49%, 08/25/70(a)	USD200	199,997
5.63%, 03/25/70(a)(c)	USD172	172,075
6.59%, 01/25/70(a)(b)	USD350	352,853
Ellington Financial Mortgage Trust, 5.71%, 11/25/69(a)(c)	USD127	127,092
ELM Trust
5.80%, 06/10/39(a)(b)	USD11	11,077
5.80%, 06/10/39(a)(b)	USD11	11,077
7.79%, 06/10/39(a)(b)	USD29	29,038
EQT Trust, 5.33%, 07/05/41(a)(b)	USD71	72,058
Extended Stay America Trust, 6.71%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	USD86	85,880
Fashion Show Mall LLC, 5.10%, 10/10/41(a)(b)	USD19	19,438
Federal Home Loan Mortgage Corp., 5.75%, 02/25/55, (30-day Avg SOFR + 1.400%)(b)	USD853	855,115
Federal Home Loan Mortgage Corp. Multiclass Certificates, 4.30%, 11/25/32(b)	USD14	13,480
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. REMICS
5.70%, 01/25/55, (30-day Avg SOFR + 1.350%)(b)	USD492	$491,843
5.75%, 03/25/55, (30-day Avg SOFR + 1.400%)(b)	USD1,157	1,158,087
First Horizon Alternative Mortgage Securities Trust, 4.89%, 01/25/37(b)	USD112	88,513
Fontainebleau Miami Beach Mortgage Trust, 5.79%, 12/15/39, (1-mo. CME Term SOFR + 1.450%)(a)(b)	USD385	385,673
FREMF Mortgage Trust, 4.23%, 08/25/50(a)(b)	USD95	92,375
Gaea Mortgage Loan Trust, 6.75%, 02/25/30(a)(b)	USD200	196,104
GCAT Trust
2.89%, 12/27/66(a)(b)	USD164	152,020
3.93%, 02/25/67(a)(b)	USD180	134,647
4.25%, 05/25/67(a)(b)	USD302	284,174
5.53%, 06/25/70(a)	USD100	99,999
Government National Mortgage Association
2.25%, 04/16/65	USD10	7,683
3.25%, 09/16/63(b)	USD5	4,298
4.75%, 09/16/54	USD20	19,676
4.75%, 08/16/56(b)	USD57	56,216
4.75%, 07/16/66	USD60	58,378
5.00%, 10/16/56	USD61	60,236
5.00%, 06/16/58	USD144	142,907
5.00%, 05/16/65	USD134	132,042
GS Mortgage Securities Corp. Trust
5.41%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD153	152,929
6.43%, 03/15/28, (1-mo. CME Term SOFR + 2.091%)(a)(b)	USD100	100,375
7.00%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD162	162,306
7.43%, 09/10/38(a)(b)	USD10	10,019
7.47%, 08/10/41(a)(b)	USD43	42,501
GSMPS Mortgage Loan Trust, 4.87%, 06/25/34, (1-mo. CME Term SOFR + 0.514%)(a)(b)	USD299	267,991
GWT, 6.03%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD100	100,469
Harvest Commercial Capital Loan Trust, 6.16%, 10/25/56	USD486	490,902
HIH Trust
6.18%, 10/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD10	9,859
7.18%, 10/15/41, (1-mo. CME Term SOFR + 2.841%)(a)(b)	USD99	98,587
7.98%, 10/15/41, (1-mo. CME Term SOFR + 3.640%)(a)(b)	USD10	9,859
HILT Commercial Mortgage Trust, 5.88%, 05/15/37, (1-mo. CME Term SOFR + 1.541%)(a)(b)	USD100	100,063
HLTN Commercial Mortgage Trust, 5.98%, 06/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD263	263,247
HOMES Trust
5.43%, 02/25/70(a)	USD96	96,187
6.39%, 01/25/60(a)(b)	USD200	200,737
6.52%, 01/25/70(a)(b)	USD100	100,659
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65(a)(b)	USD310	306,742
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HONO Mortgage Trust, 5.61%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD227	$226,422
HTL Commercial Mortgage Trust, 8.20%, 05/10/39(a)(b)	USD100	102,553
ILPT Commercial Mortgage Trust, 5.29%, 07/13/42(a)(b)	USD224	226,122
Impac Secured Assets Trust, 4.81%, 11/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD25	23,117
IndyMac INDX Mortgage Loan Trust, 4.86%, 01/25/36(b)	USD133	130,011
INV Mortgage Trust, 6.08%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD168	167,906
J.P. Morgan Chase Commercial Mortgage Securities Trust, 5.80%, 10/05/39(a)(b)	USD130	131,931
JP Morgan Alternative Loan Trust, 5.05%, 03/25/36(b)	USD211	157,281
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD130	126,965
5.17%, 11/09/39(a)(b)	USD50	50,219
6.04%, 03/15/40, (1-mo. CME Term SOFR + 1.693%)(a)(b)	USD99	99,123
6.48%, 11/09/39(a)(b)	USD10	9,942
7.16%, 04/15/38, (1-mo. CME Term SOFR + 2.814%)(a)(b)	USD90	90,084
7.25%, 11/09/39(a)(b)	USD39	38,736
8.22%, 11/09/39(a)(b)	USD34	33,684
JP Morgan Mortgage Trust
6.41%, 08/25/55(a)(b)	USD253	254,251
6.45%, 01/25/63(a)(b)	USD83	82,850
JP Morgan Resecuritization Trust Series, 0.00% 05/27/36(a)(b)	USD298	50,462
JW Commercial Mortgage Trust
5.96%, 06/15/39, (1-mo. CME Term SOFR + 1.621%)(a)(b)	USD113	113,141
7.53%, 06/15/39, (1-mo. CME Term SOFR + 3.189%)(a)(b)	USD110	110,586
JW Trust, 5.93%, 11/15/39, (1-mo. CME Term SOFR + 1.593%)(a)(b)	USD200	200,249
KSL Commercial Mortgage
6.23%, 06/15/42	USD14	14,001
8.43%, 06/05/42	USD160	159,994
KSL Commercial Mortgage Trust, 5.88%, 12/15/39, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD325	324,898
LBA Trust
5.78%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD20	20,071
5.93%, 06/15/39, (1-mo. CME Term SOFR + 1.591%)(a)(b)	USD170	170,159
6.98%, 10/15/41, (1-mo. CME Term SOFR + 2.641%)(a)(b)	USD23	23,072
8.78%, 06/15/39, (1-mo. CME Term SOFR + 4.437%)(a)(b)	USD10	9,960
LEX Mortgage Trust, 4.87%, 10/13/33(a)(b)	USD289	288,772
MASTR Reperforming Loan Trust, 7.00%, 08/25/34(a)	USD231	159,811
MCR Mortgage Trust
0.92%, 06/12/39(a)	USD71	831
5.92%, 06/12/39(a)	USD25	25,181
7.40%, 06/12/39(a)	USD30	30,156
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.45%, 02/15/37, (1-mo. CME Term SOFR + 3.107%)(a)(b)	USD81	$80,569
8.73%, 06/12/39(a)	USD16	16,105
MFA Trust, 7.09%, 02/25/29(a)(c)	USD120	120,522
Morgan Stanley Capital I, 4.06%, 12/15/50(b)	USD281	272,093
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD87	85,550
5.89%, 11/15/34, (1-mo. CME Term SOFR + 1.547%)(a)(b)	USD100	97,128
5.91%, 12/15/38, (1-mo. CME Term SOFR + 1.563%)(a)(b)	USD10	9,103
Morgan Stanley Resecuritization Trust, 4.27%, 04/26/47, (1-mo. CME Term SOFR + 0.374%)(a)(b)	USD100	77,196
Morgan Stanley Residential Mortgage Loan Trust
5.44%, 07/25/70(a)	USD511	510,441
5.74%, 11/25/69(a)(b)	USD91	91,505
6.50%, 11/25/69(a)(b)	USD100	100,945
6.97%, 07/25/70(a)(b)	USD200	196,622
MTN Commercial Mortgage Trust, 5.75%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	USD100	100,031
NCMF Trust
4.88%, 06/10/33(a)(b)	USD70	69,544
7.53%, 06/10/33(a)(b)	USD136	136,962
8.44%, 06/10/33(a)(b)	USD125	126,461
New Residential Mortgage Loan Trust
1.00%, 01/25/65(a)(c)	USD142	143,077
5.35%, 07/25/65(a)(b)	USD100	99,888
7.05%, 07/25/65(a)(b)	USD105	103,985
7.07%, 05/25/65(a)(b)	USD107	105,238
NYC Commercial Mortgage Trust, 7.39%, 07/13/42(a)(b)	USD53	52,963
NYCT Trust 2024-3ELV, 7.18%, 08/15/29, (1-mo. CME Term SOFR + 2.840%)(a)(b)	USD110	109,216
NYMT Loan Trust, 5.38%, 06/25/69(a)(b)	USD93	92,522
OBX Trust, 5.65%, 12/01/64(a)(c)	USD95	95,166
One New York Plaza Trust, 5.41%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD40	39,135
OPEN Trust, 7.43%, 11/15/40, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD12	11,691
PGA Trust, 6.23%, 06/15/39, (1-mo. CME Term SOFR + 1.891%)(a)(b)	USD107	107,134
PRKCM Trust, 4.10%, 04/25/57(a)(b)	USD110	108,164
PRM5 Trust, 5.62%, 03/10/33(a)(b)	USD69	68,210
PRPM Trust
5.80%, 11/25/69(a)(c)	USD204	204,896
6.65%, 11/25/69(a)(b)	USD172	173,307
Rain City Mortgage Trust, 6.53%, 11/25/29(a)(b)	USD100	100,701
RALI Series Trust, 4.83%, 12/25/36, (1-mo. CME Term SOFR + 0.474%)(b)	USD194	169,051
Residential Mortgage Loan Trust, 6.04%, 05/25/59(a)(b)	USD100	97,764
RFMSI Trust, 5.53%, 11/25/36(b)	USD1	901
SAIF Securitization Trust, 5.97%, 07/25/54(a)(c)	USD75	75,375
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30(a)(c)	USD126	126,601
7.76%, 04/25/30(a)(c)	USD100	100,896
Santander Mortgage Asset Receivable Trust, 7.24%, 05/25/65(a)(b)	USD210	208,901

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust, 5.60%, 08/15/30, (1-mo. CME Term SOFR + 1.250%)(a)(b)	USD120	$120,000
SCG Mortgage Trust, 6.08%, 04/15/41, (1-mo. CME Term SOFR + 1.741%)(a)(b)	USD242	242,151
SDAL Trust, 6.78%, 04/15/42, (1-mo. CME Term SOFR + 2.441%)(a)(b)	USD100	100,170
SELF Commercial Mortgage Trust
5.88%, 11/15/34, (1-mo. CME Term SOFR + 1.542%)(a)(b)	USD140	140,887
8.53%, 11/15/34, (1-mo. CME Term SOFR + 4.188%)(a)(b)	USD100	99,736
Shops at Crystals Trust, 3.73%, 07/05/36(a)(b)	USD206	200,864
SHR Trust, 6.29%, 10/15/41, (1-mo. CME Term SOFR + 1.950%)(a)(b)	USD100	100,000
SLG Office Trust, 2.59%, 07/15/41(a)	USD425	371,509
Spruce Hill Mortgage Loan Trust, 5.00%, 06/25/55(a)(b)	USD82	79,905
Toorak Mortgage Trust, 6.33%, 10/25/31(a)(c)	USD100	100,096
TRK Trust, 4.10%, 11/25/56(a)(b)	USD137	109,336
TTAN
5.81%, 03/15/38, (1-mo. CME Term SOFR + 1.464%)(a)(b)	USD137	137,506
6.86%, 03/15/38, (1-mo. CME Term SOFR + 2.514%)(a)(b)	USD76	76,440
7.36%, 03/15/38, (1-mo. CME Term SOFR + 3.014%)(a)(b)	USD97	97,109
UBS Commercial Mortgage Trust, Series 2018-C15, Class B, 4.92%, 12/15/51(b)	USD71	68,828
VCC Trust, 8.16%, 05/25/55(a)	USD97	97,243
VEGAS
6.22%, 07/10/36(a)(b)	USD100	93,897
6.22%, 07/10/36(a)(b)	USD40	39,155
VEGAS Trust, 5.52%, 11/10/39(a)	USD20	20,177
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50(a)(b)	USD132	121,057
5.67%, 04/25/55(a)(b)	USD351	350,668
5.87%, 06/25/55(a)(b)	USD268	269,292
6.55%, 01/25/54(a)(b)	USD69	69,209
9.67%, 12/25/54(a)(b)	USD99	99,895
Verus Securitization Trust
1.82%, 11/25/66(a)(b)	USD78	70,899
4.76%, 04/25/67(a)(b)	USD100	89,132
5.42%, 07/25/70(a)	USD650	649,409
5.43%, 06/25/70(a)	USD114	114,289
6.40%, 05/25/65(a)(b)	USD100	97,952
6.50%, 09/25/69(a)(b)	USD100	99,106
7.06%, 06/25/70(a)(b)	USD100	100,594
7.75%, 03/25/68(a)(b)	USD200	200,426
8.08%, 12/25/68(a)(b)	USD100	101,918
Visio Trust, 5.88%, 08/25/57(a)(b)	USD100	91,262
Vista Point Securitization Trust, 5.16%, 04/25/65(a)(b)	USD100	94,393
WaMu Mortgage Pass-Through Certificates Series Trust, 4.77%, 06/25/47, (12-mo. MTA + 0.798%)(b)	USD106	87,402
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
4.69%, 12/25/46, (12-mo. MTA + 0.720%)(b)	USD120	96,563
4.81%, 12/25/36, (1-mo. CME Term SOFR + 0.454%)(b)	USD217	177,550
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)	USD153	$1,348
3.75%, 03/15/59	USD150	148,290
6.22%, 07/15/43(a)	USD219	223,370
6.43%, 07/15/43(a)	USD12	11,975
7.08%, 07/15/43(a)	USD17	16,934
Series 2015-C31, Class B, 4.48%, 11/15/48(b)	USD80	79,455
WEST Trust, 5.28%, 04/10/35(a)(b)	USD108	109,462
WHARF Commercial Mortgage Trust, 7.72%, 07/15/40(a)(b)	USD100	101,719
		38,669,750
Total Collateralized Mortgage Obligations — 15.4% (Cost: $39,620,699)		39,764,767
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	USD27	26,964
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(a)	USD25	23,801
		50,765
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.25%, 06/15/26	USD178	174,289
7.01%, 05/01/64	USD146	161,112
Bombardier Inc., 7.25%, 07/01/31(a)	USD16	16,707
Embraer Netherlands Finance BV, 5.98%, 02/11/35	USD197	200,533
L3Harris Technologies Inc., 4.85%, 04/27/35	USD20	19,550
Northrop Grumman Corp.
4.03%, 10/15/47	USD109	86,619
4.95%, 03/15/53	USD71	63,496
5.25%, 05/01/50	USD44	41,293
TransDigm Inc.
4.63%, 01/15/29	USD23	22,487
6.63%, 03/01/32(a)	USD25	25,707
6.75%, 08/15/28(a)	USD50	51,018
		862,811
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	USD254	188,619
3.88%, 09/16/46	USD34	25,024
4.25%, 08/09/42	USD19	15,392
5.63%, 02/06/35	USD197	200,391
6.20%, 02/14/59	USD13	12,898
BAT Capital Corp.
4.54%, 08/15/47	USD252	204,288
4.76%, 09/06/49	USD196	161,248
5.28%, 04/02/50	USD27	23,885
5.65%, 03/16/52	USD200	185,562
7.08%, 08/02/43	USD127	139,757
7.08%, 08/02/53	USD248	276,512
Reynolds American Inc.
5.85%, 08/15/45	USD189	183,128
6.15%, 09/15/43	USD26	26,198
7.00%, 08/04/41	USD10	10,663
		1,653,565
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines — 0.0%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD23	$22,992
United Airlines Inc., 4.63%, 04/15/29(a)	USD22	21,483
		44,475
Apparel — 0.0%
Hanesbrands Inc., 9.00%, 02/15/31(a)(d)	USD23	24,208
Auto Manufacturers — 0.1%
General Motors Financial Co. Inc.
5.40%, 04/06/26	USD7	7,033
5.90%, 01/07/35	USD25	25,235
5.95%, 04/04/34	USD43	43,705
6.10%, 01/07/34	USD22	22,700
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(a)	USD100	103,026
		201,699
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(a)	USD50	50,988
American Axle & Manufacturing Inc., 5.00%, 10/01/29(d)	USD26	23,591
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 02/15/30(a)	USD50	51,551
Dana Inc., 5.63%, 06/15/28	USD50	50,028
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29	USD12	11,641
Tenneco Inc., 8.00%, 11/17/28(a)	USD25	24,814
		212,613
Banks — 5.9%
Bank of America Corp.
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	USD42	36,628
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	USD136	119,857
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	USD61	38,132
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	USD27	25,285
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	USD339	303,483
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	USD103	100,579
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	USD192	188,848
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	USD40	39,515
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	USD164	161,458
4.88%, 04/01/44	USD66	60,775
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	USD10	10,104
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	USD20	20,462
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD75	76,398
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	USD131	133,454
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	USD94	96,324
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD90	93,500
Citigroup Inc.
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	USD11	10,076
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	USD206	192,348
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	USD392	351,128
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	USD85	79,386
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	USD88	87,643
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	USD247	247,251
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	USD390	392,051
4.95%, 05/07/31, (1-day SOFR + 1.463%)(b)	USD25	25,237
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD445	453,097
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	USD10	10,771
Security	Par (000)	Value
Banks (continued)
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD10	$11,061
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD30	28,992
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD35	33,894
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	USD372	322,752
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	USD15	13,103
2.60%, 02/07/30	USD64	59,122
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	USD45	40,059
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD174	168,880
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	USD41	36,113
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	USD35	31,467
3.80%, 03/15/30	USD66	64,214
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	USD121	118,765
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	USD262	260,394
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	USD327	326,979
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	USD60	59,954
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	USD419	421,522
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	USD117	118,882
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	USD123	125,606
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	USD315	322,098
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	USD88	88,899
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	USD81	82,812
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	USD93	80,561
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	USD47	40,775
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	USD560	524,751
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	USD16	14,619
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	USD625	625,735
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	USD83	83,903
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	USD156	157,502
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	USD566	575,606
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	USD62	63,045
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	USD755	771,588
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	USD483	489,373
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	USD412	422,695
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	USD329	334,823
5.57%, 04/22/36, (1-day SOFR + 1.680%)(b)	USD76	78,484
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	USD255	264,341
5.58%, 07/23/36(b)	USD90	91,166
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	USD13	13,236
KeyBank NA, 5.00%, 01/26/33	USD250	247,514
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	USD56	54,737
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	USD263	224,974
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	USD225	218,384
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	USD24	22,118
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	USD106	94,723
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	USD239	235,021
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	USD165	168,317
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	USD677	693,497
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	USD433	439,999
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	USD40	41,054
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	USD328	339,884
5.66%, 04/17/36, (1-day SOFR + 1.757%)(b)	USD39	40,224
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	USD213	224,805
7.25%, 04/01/32	USD11	12,621

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	USD565	$571,967
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	USD17	15,587
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	USD77	70,488
3.90%, 05/01/45	USD21	16,694
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	USD44	37,551
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	USD41	40,964
5.15%, 04/23/31, (1-day SOFR + 1.500%)(b)	USD52	53,063
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	USD167	170,977
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	USD248	253,743
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	USD19	19,471
5.61%, 04/23/36, (1-day SOFR + 1.740%)(b)	USD21	21,629
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD44	44,858
		15,096,425
Biotechnology — 0.0%
Amgen Inc.
2.77%, 09/01/53	USD70	40,987
4.40%, 02/22/62	USD36	27,717
		68,704
Building Materials — 0.1%
Builders FirstSource Inc., 5.00%, 03/01/30(a)	USD17	16,641
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	USD100	91,627
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30(a)	USD50	50,980
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	USD50	51,280
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	USD100	105,239
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	USD12	11,835
		327,602
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	USD50	52,071
Chemours Co. (The), 5.75%, 11/15/28(a)	USD23	21,124
NOVA Chemicals Corp., 4.25%, 05/15/29(a)	USD25	23,875
Olin Corp., 5.00%, 02/01/30(d)	USD27	25,859
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)	USD400	409,072
Tronox Inc., 4.63%, 03/15/29(a)(d)	USD100	77,801
		609,802
Commercial Services — 0.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD24	25,167
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28(a)(d)	USD12	11,497
Block Inc., 3.50%, 06/01/31	USD300	274,937
Brink's Co. (The), 4.63%, 10/15/27(a)	USD11	10,838
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(e)	USD180	199,913
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	USD50	52,696
Garda World Security Corp., 8.25%, 08/01/32(a)	USD50	51,553
GEO Group Inc. (The), 8.63%, 04/15/29	USD100	106,173
Herc Holdings Inc., 6.63%, 06/15/29(a)	USD50	51,190
Kaspi.KZ JSC
6.25%, 03/26/30(a)	USD200	204,000
6.25%, 03/26/30(e)	USD200	204,000
RR Donnelley & Sons Co., 10.88%, 08/01/29(a)	USD100	97,417
United Rentals North America Inc., 3.75%, 01/15/32	USD100	91,088
Security	Par (000)	Value
Commercial Services (continued)
Worldline SA/France, 5.50%, 06/10/30(e)	EUR100	$102,435
		1,482,904
Computers — 0.4%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD50	51,723
Gartner Inc.
3.63%, 06/15/29(a)	USD365	346,169
3.75%, 10/01/30(a)	USD131	122,598
4.50%, 07/01/28(a)	USD470	462,330
McAfee Corp., 7.38%, 02/15/30(a)	USD100	92,719
NCR Voyix Corp., 5.00%, 10/01/28(a)	USD17	16,722
		1,092,261
Diversified Financial Services — 1.1%
American Express Co., 4.92%, 07/20/33, (1-day SOFR + 0.680%)(b)	USD65	65,209
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(a)	USD125	123,920
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD100	101,267
Flourishing Trade & Investment Ltd., 11.04%, 04/02/28(f)	USD206	210,126
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	USD50	51,641
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)	USD27	26,949
Navient Corp., 5.50%, 03/15/29(d)	USD22	21,521
PennyMac Financial Services Inc., 7.13%, 11/15/30(a)	USD50	51,540
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	USD28	27,302
4.00%, 10/15/33(a)	USD50	44,237
Synchrony Financial
2.88%, 10/28/31	USD287	250,083
3.95%, 12/01/27	USD77	75,512
5.02%, 07/29/29, (1-day SOFR + 2.070%)(b)	USD85	84,950
5.15%, 03/19/29	USD335	336,482
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)	USD338	340,351
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)(d)	USD283	290,863
6.00%, 07/29/36, (1-day SOFR + 0.770%)(b)	USD45	45,136
7.25%, 02/02/33	USD188	197,565
Trust Fibra Uno, 7.70%, 01/23/32(e)	USD442	466,177
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD25	24,454
		2,835,285
Electric — 3.8%
AEP Texas Inc.
3.45%, 05/15/51	USD48	32,079
5.40%, 06/01/33	USD24	24,326
5.70%, 05/15/34	USD18	18,377
Series E, 6.65%, 02/15/33	USD14	15,143
Series G, 4.15%, 05/01/49	USD22	16,680
Series H, 3.45%, 01/15/50	USD39	26,476
AEP Transmission Co. LLC
3.15%, 09/15/49	USD47	31,263
3.75%, 12/01/47	USD24	18,130
3.80%, 06/15/49	USD6	4,458
5.38%, 06/15/35	USD72	73,176
Series N, 2.75%, 08/15/51	USD20	12,171
AES Corp. (The), 6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD100	96,352
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.85%, 12/01/42	USD9	$7,214
5.50%, 03/15/41	USD15	14,714
6.00%, 03/01/39	USD12	12,781
Baltimore Gas & Electric Co.
2.90%, 06/15/50	USD5	3,132
3.75%, 08/15/47	USD17	12,923
Calpine Corp., 4.63%, 02/01/29(a)	USD23	22,604
Consumers Energy Co., 5.05%, 05/15/35	USD47	47,158
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(e)	USD200	205,750
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(e)	USD193	198,446
Diamond II Ltd., 7.95%, 07/28/26(e)	USD200	201,446
Dominion Energy Inc., Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	USD60	64,009
Dominion Energy South Carolina Inc., Series 2025, 5.30%, 01/15/35	USD9	9,170
Duke Energy Carolinas LLC
3.20%, 08/15/49	USD64	43,134
3.45%, 04/15/51	USD41	28,743
3.55%, 03/15/52	USD29	20,805
3.70%, 12/01/47	USD27	20,110
5.35%, 01/15/53	USD58	55,201
5.40%, 01/15/54	USD39	37,531
Duke Energy Corp.
3.50%, 06/15/51	USD12	8,205
3.95%, 08/15/47	USD26	19,509
5.80%, 06/15/54	USD375	366,495
Duke Energy Florida LLC, 3.00%, 12/15/51	USD33	20,779
Duke Energy Ohio Inc.
2.13%, 06/01/30	USD99	88,933
5.25%, 04/01/33	USD47	47,937
5.55%, 03/15/54	USD50	48,588
Duke Energy Progress LLC
2.50%, 08/15/50	USD178	104,135
4.00%, 04/01/52	USD9	6,878
5.05%, 03/15/35	USD160	160,210
5.35%, 03/15/53	USD47	44,442
5.55%, 03/15/55	USD10	9,775
FirstEnergy Corp.
2.65%, 03/01/30	USD114	104,564
Series B, 3.90%, 07/15/27	USD180	177,766
Series C, 3.40%, 03/01/50	USD563	379,756
Series C, 4.85%, 07/15/47	USD91	77,293
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	USD135	112,760
4.55%, 04/01/49(e)	USD36	29,970
5.00%, 01/15/35	USD260	257,063
5.45%, 07/15/44(a)	USD46	43,643
Florida Power & Light Co.
2.88%, 12/04/51	USD62	38,889
3.15%, 10/01/49	USD50	33,602
Georgia Power Co.
4.70%, 05/15/32	USD24	24,023
4.85%, 03/15/31	USD11	11,191
4.95%, 05/17/33	USD28	28,128
Series A, 3.25%, 03/15/51	USD109	74,487
Series B, 3.70%, 01/30/50	USD16	11,937
India Clean Energy Holdings, 4.50%, 04/18/27(e)	USD200	193,000
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
3.15%, 04/15/50	USD36	$24,253
3.65%, 08/01/48	USD8	5,935
Minejesa Capital BV, 5.63%, 08/10/37(e)	USD216	211,356
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	USD169	165,531
MVM Energetika Zrt, 6.50%, 03/13/31(e)	USD200	206,000
NextEra Energy Capital Holdings Inc., 4.69%, 09/01/27	USD90	90,442
NRG Energy Inc.
3.63%, 02/15/31(a)	USD24	21,970
4.45%, 06/15/29(a)	USD251	246,864
7.00%, 03/15/33(a)	USD343	376,266
Ohio Power Co.
4.00%, 06/01/49	USD21	15,857
Series P, 2.60%, 04/01/30	USD57	52,349
Series Q, 1.63%, 01/15/31	USD50	42,456
Series R, 2.90%, 10/01/51	USD66	39,975
Pacific Gas and Electric Co.
3.30%, 08/01/40	USD218	159,446
3.50%, 08/01/50	USD114	74,770
3.75%, 08/15/42	USD13	9,417
4.00%, 12/01/46	USD197	142,755
4.60%, 06/15/43	USD8	6,438
4.75%, 02/15/44	USD12	9,924
5.25%, 03/01/52	USD52	44,315
5.90%, 10/01/54	USD157	147,156
6.15%, 01/15/33	USD72	74,777
6.15%, 03/01/55	USD71	67,995
6.40%, 06/15/33	USD29	30,598
6.75%, 01/15/53	USD365	378,869
PECO Energy Co.
2.85%, 09/15/51	USD20	12,553
3.70%, 09/15/47	USD17	12,832
3.90%, 03/01/48	USD9	7,037
4.60%, 05/15/52	USD9	7,702
5.25%, 09/15/54	USD64	60,436
PG&E Corp.
5.25%, 07/01/30	USD303	290,639
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD349	336,779
Pinnacle West Capital Corp., 5.15%, 05/15/30	USD224	228,344
Southern Co. (The)
4.25%, 07/01/36	USD91	82,941
4.85%, 03/15/35	USD13	12,656
5.70%, 10/15/32	USD120	125,777
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)	USD137	140,365
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	USD16	15,914
5.05%, 12/30/26(a)	USD788	789,365
5.70%, 12/30/34(a)	USD485	493,743
6.00%, 04/15/34(a)	USD136	141,155
6.95%, 10/15/33(a)	USD140	153,907
7.75%, 10/15/31(a)	USD100	105,839
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(d)	USD100	104,890
		9,666,048
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29(a)(d)	USD18	17,065

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.0%
Sensata Technologies Inc., 4.38%, 02/15/30(a)	USD25	$23,923
Energy - Alternate Sources — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)	USD200	203,250
ReNew Pvt Ltd., 5.88%, 03/05/27(e)	USD200	199,380
		402,630
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD38	34,491
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)	USD200	201,900
		236,391
Entertainment — 0.5%
Caesars Entertainment Inc., 4.63%, 10/15/29(a)(d)	USD11	10,395
Churchill Downs Inc., 6.75%, 05/01/31(a)	USD24	24,505
Light & Wonder International Inc., 7.00%, 05/15/28(a)	USD50	50,053
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD25	24,298
4.75%, 10/15/27(a)	USD12	11,814
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	USD100	104,167
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD947	928,543
5.14%, 03/15/52	USD3	1,853
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD16	15,877
		1,171,505
Environmental Control — 0.0%
GFL Environmental Inc., 4.00%, 08/01/28(a)	USD50	48,460
Reworld Holding Corp., 4.88%, 12/01/29(a)	USD23	21,965
		70,425
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	USD50	47,153
Pilgrim's Pride Corp., 4.25%, 04/15/31	USD18	17,205
Post Holdings Inc., 4.63%, 04/15/30(a)	USD6	5,731
		70,089
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 3.13%, 01/15/32	USD229	200,858
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD6	6,180
Health Care - Products — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD19	19,809
Hologic Inc., 3.25%, 02/15/29(a)	USD12	11,364
Medline Borrower LP
3.88%, 04/01/29(a)	USD27	25,749
5.25%, 10/01/29(a)	USD50	49,023
Solventum Corp.
5.40%, 03/01/29	USD121	124,490
5.60%, 03/23/34	USD137	140,517
		370,952
Security	Par (000)	Value
Health Care - Services — 0.6%
Charles River Laboratories International Inc., 3.75%, 03/15/29(a)(d)	USD6	$5,652
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	USD22	22,035
10.88%, 01/15/32(a)	USD100	104,838
Elevance Health Inc.
3.13%, 05/15/50	USD40	25,498
3.60%, 03/15/51	USD63	43,584
5.65%, 06/15/54	USD23	21,777
5.70%, 02/15/55	USD20	19,097
6.10%, 10/15/52	USD2	2,013
Encompass Health Corp., 4.75%, 02/01/30	USD25	24,436
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(d)	USD24	21,943
HCA Inc.
3.38%, 03/15/29	USD8	7,670
3.50%, 07/15/51	USD27	17,754
4.13%, 06/15/29	USD112	109,782
4.63%, 03/15/52	USD18	14,386
5.45%, 04/01/31	USD155	159,312
5.50%, 03/01/32	USD49	50,290
5.50%, 06/15/47	USD6	5,552
5.60%, 04/01/34	USD16	16,306
5.75%, 03/01/35	USD311	318,493
5.88%, 02/01/29	USD32	33,100
5.90%, 06/01/53	USD10	9,591
6.10%, 04/01/64	USD83	80,425
6.20%, 03/01/55	USD121	120,719
IQVIA Inc., 6.25%, 06/01/32(a)	USD100	102,546
LifePoint Health Inc., 11.00%, 10/15/30(a)	USD50	54,955
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD16	15,313
Tenet Healthcare Corp.
4.25%, 06/01/29	USD104	100,366
4.63%, 06/15/28	USD16	15,728
		1,523,161
Home Builders — 0.0%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)	USD12	10,912
Taylor Morrison Communities Inc., 5.75%, 01/15/28(a)	USD15	15,124
		26,036
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29	USD25	24,889
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	USD25	22,715
		47,604
Insurance — 0.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	USD50	51,414
Internet — 0.4%
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD26	25,402
Meta Platforms Inc.
4.65%, 08/15/62	USD221	185,405
5.55%, 08/15/64	USD125	121,272
5.75%, 05/15/63	USD35	35,166
Prosus NV, 4.19%, 01/19/32(e)	USD413	387,575
Rakuten Group Inc., 9.75%, 04/15/29(e)	USD200	218,984
		973,804
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
7.00%, 03/15/32(a)(d)	USD50	$48,780
7.50%, 09/15/31(a)	USD23	22,958
Mineral Resources Ltd.
8.00%, 11/01/27(a)	USD116	117,923
8.50%, 05/01/30(a)	USD100	102,364
9.25%, 10/01/28(a)	USD23	24,039
Vale Overseas Ltd., 6.40%, 06/28/54	USD200	195,200
		511,264
Leisure Time — 0.0%
Carnival Corp., 5.75%, 08/01/32(a)	USD11	11,074
NCL Corp. Ltd., 5.88%, 02/15/27(a)	USD24	24,071
Viking Cruises Ltd., 7.00%, 02/15/29(a)	USD24	24,185
		59,330
Lodging — 0.4%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	USD23	21,907
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD25	22,541
4.00%, 05/01/31(a)	USD25	23,327
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)(d)	USD18	16,550
Melco Resorts Finance Ltd., 5.75%, 07/21/28(e)	USD400	393,000
MGM China Holdings Ltd., 7.13%, 06/26/31(e)	USD200	208,218
MGM Resorts International, 4.75%, 10/15/28	USD16	15,788
Station Casinos LLC, 4.50%, 02/15/28(a)	USD25	24,440
Studio City Finance Ltd., 5.00%, 01/15/29(e)	USD200	187,250
Wynn Macau Ltd., 5.63%, 08/26/28(e)	USD200	197,820
		1,110,841
Machinery — 0.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD100	103,194
Media — 1.2%
AMC Networks Inc., 4.25%, 02/15/29	USD27	21,614
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD35	31,969
4.25%, 01/15/34(a)(d)	USD172	148,204
4.50%, 08/15/30(a)	USD100	93,562
4.50%, 05/01/32	USD68	61,701
5.00%, 02/01/28(a)	USD17	16,682
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42	USD7	4,925
3.70%, 04/01/51	USD91	58,744
3.85%, 04/01/61	USD129	79,314
3.90%, 06/01/52	USD133	88,176
3.95%, 06/30/62	USD148	92,106
4.40%, 12/01/61	USD316	214,668
4.80%, 03/01/50	USD101	78,314
5.25%, 04/01/53	USD127	104,713
5.38%, 05/01/47	USD56	47,486
5.50%, 04/01/63	USD56	45,834
5.75%, 04/01/48	USD149	131,864
6.38%, 10/23/35	USD44	45,487
6.55%, 06/01/34	USD55	57,994
6.65%, 02/01/34	USD211	223,670
6.83%, 10/23/55	USD72	71,727
Comcast Corp., 2.99%, 11/01/63	USD163	90,858
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	USD30	$29,835
Discovery Communications LLC, 3.95%, 03/20/28	USD337	324,362
Gray Television Inc., 10.50%, 07/15/29(a)(d)	USD25	27,055
Nexstar Media Inc., 4.75%, 11/01/28(a)(d)	USD26	25,271
Paramount Global
2.90%, 01/15/27	USD155	150,708
3.38%, 02/15/28	USD141	136,247
3.70%, 10/04/26	USD66	64,467
4.38%, 03/15/43	USD33	24,977
4.60%, 01/15/45	USD25	19,088
4.90%, 08/15/44	USD5	3,924
5.85%, 09/01/43	USD75	66,588
6.25%, 02/28/57(b)	USD100	96,375
Sirius XM Radio Inc.
3.88%, 09/01/31(a)(d)	USD100	88,222
4.00%, 07/15/28(a)	USD26	24,746
TEGNA Inc., 4.63%, 03/15/28	USD26	25,239
Univision Communications Inc.
7.38%, 06/30/30(a)	USD25	24,863
9.38%, 08/01/32(a)	USD100	103,760
		3,045,339
Mining — 0.2%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(e)	USD200	209,625
Fortescue Treasury Pty. Ltd., 4.50%, 09/15/27(a)	USD16	15,770
Glencore Funding LLC
2.85%, 04/27/31(a)	USD121	108,892
4.88%, 03/12/29(a)	USD146	147,253
		481,540
Office & Business Equipment — 0.0%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	USD25	16,535
8.88%, 11/30/29(a)(d)	USD100	65,114
		81,649
Oil & Gas — 5.0%
Antero Resources Corp.
5.38%, 03/01/30(a)	USD557	554,449
7.63%, 02/01/29(a)	USD20	20,421
APA Corp., 5.25%, 02/01/42(a)	USD5	3,885
BP Capital Markets America Inc., 4.89%, 09/11/33	USD187	186,661
Civitas Resources Inc., 8.38%, 07/01/28(a)	USD22	22,623
CNX Resources Corp., 7.25%, 03/01/32(a)	USD72	74,232
Comstock Resources Inc. 6.75%, 03/01/29(a)	USD40	39,439
Crescent Energy Finance LLC, 7.38%, 01/15/33(a)	USD50	47,834
Diamondback Energy Inc.
3.13%, 03/24/31	USD366	334,749
3.25%, 12/01/26	USD501	492,776
3.50%, 12/01/29	USD486	463,683
4.25%, 03/15/52	USD81	61,236
5.15%, 01/30/30	USD264	268,801
5.20%, 04/18/27	USD230	232,214
6.25%, 03/15/33	USD344	365,710
EQT Corp.
3.13%, 05/15/26(a)	USD31	30,556
3.63%, 05/15/31(a)	USD459	425,710
3.90%, 10/01/27	USD446	439,804

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.50%, 01/15/29(a)	USD517	$510,789
4.75%, 01/15/31(a)	USD1,689	1,663,887
5.00%, 01/15/29	USD198	199,210
5.50%, 07/15/28(a)	USD278	278,804
5.70%, 04/01/28	USD75	77,100
5.75%, 02/01/34(d)	USD271	278,672
6.38%, 04/01/29(a)	USD200	205,913
6.50%, 07/01/27(a)	USD108	110,192
7.00%, 02/01/30	USD690	746,302
7.50%, 06/01/27(a)	USD94	95,677
7.50%, 06/01/30(a)	USD493	540,244
Expand Energy Corp.
4.75%, 02/01/32	USD275	267,107
5.38%, 02/01/29	USD382	382,415
5.38%, 03/15/30	USD129	129,136
5.70%, 01/15/35	USD663	671,403
5.88%, 02/01/29(a)	USD38	38,060
6.75%, 04/15/29(a)	USD143	144,170
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	USD16	15,412
KazMunayGas National Co. JSC
6.38%, 10/24/48(a)	USD200	187,322
6.38%, 10/24/48(e)	USD200	187,322
Matador Resources Co., 6.50%, 04/15/32(a)	USD50	50,147
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(e)	USD250	261,250
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)	USD200	199,380
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	USD25	25,685
ORLEN SA, 6.00%, 01/30/35(e)	USD200	205,000
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	USD20	20,450
Petroleos Mexicanos, 7.50%, 03/20/26	USD200	199,250
Raizen Fuels Finance SA, 6.25%, 07/08/32(a)	USD203	200,158
SM Energy Co.
6.63%, 01/15/27	USD15	14,967
6.75%, 08/01/29(a)	USD100	100,079
Sunoco LP, 7.00%, 05/01/29(a)	USD50	51,753
Viper Energy Inc., 5.38%, 11/01/27(a)	USD298	297,918
Viper Energy Partners LLC
4.90%, 08/01/30	USD165	164,304
5.70%, 08/01/35	USD199	197,786
Vital Energy Inc., 9.75%, 10/15/30	USD25	23,452
		12,805,499
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	USD11	11,000
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD100	102,731
		113,731
Packaging & Containers — 0.0%
Ball Corp., 2.88%, 08/15/30	USD6	5,390
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(a)	USD50	50,593
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD25	25,218
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(d)	USD24	24,269
		105,470
Pharmaceuticals — 0.1%
Becton Dickinson & Co., 5.08%, 06/07/29	USD53	53,992
CVS Health Corp., 5.30%, 12/05/43	USD51	46,192
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
2.70%, 05/28/50	USD26	$15,891
4.00%, 12/15/36	USD34	30,924
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	USD29	28,825
		175,824
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(a)	USD6	5,949
Cameron LNG LLC
3.30%, 01/15/35(a)	USD100	85,407
3.40%, 01/15/38(a)	USD226	191,762
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	USD192	157,922
3.70%, 11/15/29	USD262	251,849
5.13%, 06/30/27	USD183	184,268
Cheniere Energy Inc., 5.65%, 04/15/34	USD615	625,582
Cheniere Energy Partners LP
3.25%, 01/31/32	USD251	225,633
4.00%, 03/01/31	USD203	193,899
5.55%, 10/30/35(a)	USD15	15,076
5.75%, 08/15/34	USD161	165,022
DT Midstream Inc., 4.13%, 06/15/29(a)	USD17	16,372
Energy Transfer LP
5.40%, 10/01/47	USD57	50,730
5.95%, 05/15/54	USD136	128,551
6.00%, 02/01/29(a)	USD291	294,918
6.00%, 06/15/48	USD5	4,787
6.20%, 04/01/55	USD34	33,342
7.38%, 02/01/31(a)	USD137	143,294
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	USD100	103,676
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	USD25	26,213
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(e)	USD200	204,562
Hess Midstream Operations LP, 4.25%, 02/15/30(a)	USD50	48,379
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	USD23	22,499
NuStar Logistics LP, 6.38%, 10/01/30	USD50	51,510
ONEOK Inc., 6.50%, 09/01/30(a)	USD5	5,335
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD6	5,883
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	USD440	437,831
5.00%, 03/15/27	USD529	530,954
5.88%, 06/30/26	USD12	12,057
5.90%, 09/15/37	USD130	136,187
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27(a)	USD16	15,947
7.38%, 02/15/29(a)	USD25	25,650
Targa Resources Corp.
4.20%, 02/01/33	USD92	86,012
4.95%, 04/15/52	USD97	80,421
5.50%, 02/15/35	USD30	29,983
6.15%, 03/01/29	USD63	65,953
6.50%, 02/15/53	USD50	51,076
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	USD230	214,293
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD17	$16,047
Venture Global LNG Inc.
8.13%, 06/01/28(a)	USD23	23,812
8.38%, 06/01/31(a)	USD150	155,154
		5,123,797
Real Estate — 0.0%
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD25	24,847
Real Estate Investment Trusts — 1.9%
American Tower Corp.
2.10%, 06/15/30	USD15	13,312
2.90%, 01/15/30	USD101	93,796
3.80%, 08/15/29	USD164	159,245
4.90%, 03/15/30	USD463	467,164
Crown Castle Inc.
2.25%, 01/15/31	USD42	36,707
2.50%, 07/15/31	USD18	15,747
4.90%, 09/01/29	USD41	41,293
5.10%, 05/01/33	USD7	6,967
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	USD5	5,097
Equinix Inc.
2.50%, 05/15/31	USD151	133,898
2.95%, 09/15/51	USD85	51,919
3.00%, 07/15/50	USD52	32,536
3.90%, 04/15/32	USD469	442,261
Extra Space Storage LP
2.20%, 10/15/30	USD7	6,195
3.90%, 04/01/29	USD73	71,408
4.00%, 06/15/29	USD31	30,403
5.40%, 06/15/35	USD38	38,083
5.50%, 07/01/30	USD391	404,276
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	USD293	259,178
4.00%, 01/15/30	USD73	69,823
4.00%, 01/15/31	USD31	29,213
5.30%, 01/15/29	USD163	164,498
6.25%, 09/15/54	USD168	165,506
Iron Mountain Inc., 4.50%, 02/15/31(a)	USD17	16,077
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	USD100	97,254
SBA Communications Corp., 3.88%, 02/15/27	USD100	98,272
Service Properties Trust
4.75%, 10/01/26	USD16	15,700
5.50%, 12/15/27	USD17	16,765
8.38%, 06/15/29	USD25	25,905
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	USD25	26,146
Store Capital LLC
4.63%, 03/15/29	USD337	331,667
5.40%, 04/30/30(a)	USD13	13,152
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 4.75%, 04/15/28(a)	USD100	96,912
VICI Properties LP
4.95%, 02/15/30	USD42	42,178
5.13%, 11/15/31(d)	USD290	289,829
5.13%, 05/15/32	USD61	60,854
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD569	550,423
4.13%, 08/15/30(a)	USD134	128,030
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.63%, 12/01/29(a)	USD446	$437,075
		4,984,764
Retail — 0.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	USD25	23,655
4.00%, 10/15/30(a)	USD50	46,326
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	USD101	95,536
Bath & Body Works Inc., 6.63%, 10/01/30(a)	USD17	17,401
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(a)	USD24	22,160
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)	USD100	94,083
FirstCash Inc., 5.63%, 01/01/30(a)	USD17	16,824
LBM Acquisition LLC, 6.25%, 01/15/29(a)	USD100	87,750
Nordstrom Inc., 4.25%, 08/01/31	USD25	21,662
Yum! Brands Inc., 4.75%, 01/15/30(a)	USD29	28,583
		453,980
Semiconductors — 0.8%
Broadcom Inc.
2.45%, 02/15/31(a)	USD165	147,194
2.60%, 02/15/33(a)	USD13	11,120
3.14%, 11/15/35(a)	USD83	69,668
3.42%, 04/15/33(a)	USD129	116,695
3.47%, 04/15/34(a)	USD256	227,528
4.15%, 11/15/30	USD91	89,119
4.15%, 04/15/32(a)	USD6	5,767
4.80%, 10/15/34	USD256	251,198
5.15%, 11/15/31	USD211	216,216
5.20%, 04/15/32	USD238	243,956
5.20%, 07/15/35	USD13	13,061
Series ., 4.55%, 02/15/32	USD10	9,867
Entegris Inc., 4.38%, 04/15/28(a)	USD12	11,693
Foundry JV Holdco LLC
5.88%, 01/25/34(a)	USD200	201,945
5.90%, 01/25/33(a)	USD305	313,426
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31	USD13	11,461
		1,939,914
Software — 0.7%
AppLovin Corp.
5.13%, 12/01/29	USD281	284,396
5.38%, 12/01/31	USD425	433,082
5.95%, 12/01/54	USD276	268,924
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD25	20,542
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD59	59,583
8.25%, 06/30/32(a)	USD25	26,621
9.00%, 09/30/29(a)	USD100	103,486
CoreWeave Inc., 9.25%, 06/01/30(a)	USD20	20,101
Open Text Corp., 3.88%, 02/15/28(a)	USD25	24,063
Oracle Corp.
4.10%, 03/25/61	USD95	67,195
5.50%, 09/27/64	USD122	109,003
6.00%, 08/03/55	USD146	143,013
6.13%, 08/03/65	USD128	125,755
		1,685,764

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 1.0%
AT&T Inc.
3.50%, 09/15/53	USD171	$115,201
3.65%, 09/15/59	USD467	310,602
3.80%, 12/01/57	USD145	100,727
3.85%, 06/01/60	USD61	42,158
4.50%, 03/09/48	USD13	10,732
5.45%, 03/01/47	USD110	103,842
6.05%, 08/15/56	USD89	90,222
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD139	138,825
5.88%, 10/15/27(a)	USD23	23,004
5.88%, 11/01/29	USD65	65,562
6.75%, 05/01/29(a)	USD100	100,956
8.63%, 03/15/31(a)	USD50	52,970
Level 3 Financing Inc.
6.88%, 06/30/33(a)	USD50	50,668
11.00%, 11/15/29(a)	USD22	25,347
Motorola Solutions Inc.
4.85%, 08/15/30	USD130	130,882
5.40%, 04/15/34	USD16	16,320
5.50%, 09/01/44	USD12	11,701
5.55%, 08/15/35	USD8	8,160
5.60%, 06/01/32	USD73	75,709
Rogers Communications Inc., 7.00%, 04/15/55, (5-year CMT + 2.653%)(b)	USD100	102,237
T-Mobile USA Inc.
2.25%, 11/15/31	USD16	13,806
3.60%, 11/15/60	USD154	101,639
3.88%, 04/15/30	USD356	345,047
5.13%, 05/15/32	USD155	157,253
5.80%, 09/15/62	USD163	159,150
Verizon Communications Inc.
4.02%, 12/03/29	USD25	24,568
4.40%, 11/01/34	USD20	19,036
5.40%, 07/02/37(a)	USD112	111,917
Viasat Inc., 5.63%, 04/15/27(a)	USD50	49,758
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD100	104,499
		2,662,498
Total Corporate Bonds & Notes — 29.0% (Cost: $74,306,584)		74,890,449
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(e)	EUR566	566,489
Brazil — 0.7%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/35	BRL10	1,418,433
Series F, 10.00%, 01/01/29	BRL2	324,323
		1,742,756
Colombia — 0.2%
Colombian TES, Series B, 6.25%, 07/09/36	COP2,422,000	381,995
Free of Tax — 0.1%
European Union, 2.50%, 10/04/52(e)	EUR227	201,191
Security	Par (000)	Value
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(e)	EUR470	$470,848
Indonesia — 0.1%
Indonesia Government International Bond, 2.85%, 02/14/30	USD400	374,800
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 3.60%, 10/01/35(e)	EUR567	652,935
Japan — 0.4%
Japan Government Thirty Year Bond
2.30%, 12/20/54	JPY77,050	437,458
2.40%, 03/20/55	JPY81,600	473,686
		911,144
Mexico — 0.9%
Mexico Government International Bond
2.66%, 05/24/31	USD820	707,660
3.50%, 02/12/34	USD400	335,300
4.50%, 01/31/50	USD200	145,180
4.88%, 05/19/33	USD200	187,854
6.35%, 02/09/35	USD463	470,350
6.88%, 05/13/37	USD440	455,180
		2,301,524
Panama — 0.2%
Panama Government International Bond
3.88%, 03/17/28	USD400	388,000
4.50%, 04/01/56	USD200	131,980
		519,980
Peru — 0.0%
Peru Government International Bond, 3.55%, 03/10/51	USD146	98,565
Philippines — 0.2%
Philippines Government International Bond, 3.00%, 02/01/28	USD600	580,875
Supranational — 0.7%
European Union, 3.00%, 03/04/53(e)	EUR1,813	1,775,753
United Kingdom — 0.3%
United Kingdom Gilt
4.38%, 03/07/30(e)	GBP336	449,669
4.38%, 07/31/54(e)	GBP335	377,697
		827,366
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	USD186	186,365
5.10%, 06/18/50	USD138	126,915
		313,280
Total Foreign Government Obligations — 4.6% (Cost: $11,878,496)		11,719,501
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	$110	124,654
State of California GO, 4.60%, 04/01/38	250	252,971
State of California GO BAB, 7.55%, 04/01/39	55	65,414
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
University of California RB, Series AD, 4.86%, 05/15/12	$23	$18,998
		462,037
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project J, Series 2010-A, 6.64%, 04/01/57	50	53,551
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	175	175,172
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33	80	78,912
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	63	74,573
New York — 0.0%
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,161
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,339
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	30	27,536
Series 181, 4.96%, 08/01/46	50	46,575
		104,611
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	45	56,554
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	50,574
State of Texas GO BAB, 5.52%, 04/01/39	70	71,411
		121,985
Total Municipal Debt Obligations — 0.4% (Cost: $1,137,027)		1,127,395
U.S. Government & Agency Obligations
Mortgage Securities — 0.6%
Uniform Mortgage-Backed Securities
6.00%, 04/01/54	66	66,866
6.00%, 02/01/55	89	91,072
6.00%, 04/01/55	88	89,546
6.00%, 05/01/55	186	189,067
6.00%, 08/01/55	1,097	1,113,934
		1,550,485
Mortgage-Backed Securities — 52.2%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	132	128,303
Federal National Mortgage Association, 5.81%, 06/01/31	20	20,629
Government National Mortgage Association
2.00%, 08/20/51	262	211,612
2.00%, 08/15/54(g)	2,451	1,978,166
2.50%, 11/20/51	185	155,273
2.50%, 04/20/52	224	188,556
2.50%, 05/20/52	126	105,732
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/15/54(g)	$2,198	$1,848,053
3.00%, 06/20/50	60	52,430
3.00%, 11/20/51	138	120,842
3.00%, 08/15/54(g)	1,740	1,520,100
3.50%, 03/20/44	116	106,611
3.50%, 03/20/47	36	33,155
3.50%, 05/20/52	336	303,148
3.50%, 06/20/52	259	233,666
3.50%, 10/20/52	392	353,122
3.50%, 08/15/54(g)	344	309,050
3.50%, 09/22/55(g)	200	179,180
4.00%, 07/20/43	26	24,954
4.00%, 02/20/48	72	67,174
4.00%, 12/20/52	133	123,918
4.00%, 08/15/54(g)	845	778,056
4.50%, 01/20/41	25	24,716
4.50%, 09/20/48	58	55,855
4.50%, 08/15/54(g)	1,123	1,065,594
5.00%, 08/15/54(g)	1,566	1,528,175
5.50%, 08/15/54(g)	1,786	1,781,180
6.00%, 08/15/54(g)	1,130	1,145,140
6.50%, 08/15/54(g)	534	548,098
Uniform Mortgage-Backed Securities
1.50%, 08/15/39(g)	630	556,258
1.50%, 01/01/51	64	47,586
1.50%, 02/01/51	55	40,775
1.50%, 03/01/51	36	26,838
1.50%, 05/01/51	23	16,947
1.50%, 06/01/51	38	28,281
1.50%, 04/01/52	405	300,467
2.00%, 12/01/35	168	152,755
2.00%, 05/01/36	123	112,468
2.00%, 07/01/36	193	177,176
2.00%, 03/01/37	131	119,070
2.00%, 08/15/39(g)	2,187	1,985,171
2.00%, 03/01/41	60	51,305
2.00%, 01/01/42	149	127,155
2.00%, 02/01/42	149	127,167
2.00%, 09/01/50	698	551,874
2.00%, 11/01/50	473	374,443
2.00%, 01/01/51	789	622,381
2.00%, 05/01/51	825	649,393
2.00%, 10/01/51	650	511,073
2.00%, 11/01/51	2,180	1,712,330
2.00%, 02/01/52	470	369,425
2.00%, 03/01/52	2,071	1,625,580
2.00%, 04/01/52	591	463,542
2.00%, 05/01/52	1,082	854,212
2.00%, 08/01/52	79	61,847
2.00%, 08/15/54(g)	4,929	3,854,899
2.50%, 02/01/35	77	73,532
2.50%, 05/01/35	62	57,938
2.50%, 02/01/36	33	30,761
2.50%, 07/01/36	32	30,214
2.50%, 08/15/39(g)	602	558,846
2.50%, 05/01/51	69	56,950
2.50%, 06/01/51	615	504,881
2.50%, 09/01/51	609	502,032
2.50%, 10/01/51	147	121,526
2.50%, 11/01/51	889	739,492
2.50%, 12/01/51	97	79,298

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/52	$815	$676,376
2.50%, 03/01/52	1,457	1,202,606
2.50%, 04/01/52	905	743,789
2.50%, 05/01/52	1,611	1,329,526
2.50%, 06/01/52	143	117,708
2.50%, 07/01/53	124	101,866
2.50%, 08/15/54(g)	2,897	2,373,297
3.00%, 02/01/29	19	18,487
3.00%, 11/01/34	21	20,411
3.00%, 06/01/37	28	26,229
3.00%, 07/01/37	28	26,288
3.00%, 08/15/39(g)	355	336,141
3.00%, 09/01/46	258	228,616
3.00%, 11/01/48	324	282,878
3.00%, 06/01/50	224	193,249
3.00%, 11/01/50	205	179,793
3.00%, 12/01/50	327	285,659
3.00%, 11/01/51	66	56,590
3.00%, 12/01/51	529	460,087
3.00%, 01/01/52	274	236,970
3.00%, 05/01/52	1,337	1,148,949
3.00%, 07/01/52	567	488,010
3.00%, 08/13/55(g)	3,679	3,147,943
3.00%, 09/15/55(g)	2,700	2,310,682
3.50%, 01/01/34	20	19,286
3.50%, 04/01/37	12	11,123
3.50%, 06/01/37	5	5,139
3.50%, 08/15/39(g)	118	113,039
3.50%, 02/01/45	111	102,296
3.50%, 02/01/47	40	37,317
3.50%, 05/01/47	10	8,766
3.50%, 10/01/47	63	57,410
3.50%, 09/01/49	724	665,486
3.50%, 01/01/50	217	197,686
3.50%, 03/01/50	483	434,862
3.50%, 02/01/51	34	31,531
3.50%, 08/01/52	41	37,578
3.50%, 08/15/54(g)	5,027	4,490,258
3.50%, 09/15/54(g)	4,186	3,733,821
4.00%, 08/15/39(g)	103	99,969
4.00%, 06/01/46	229	216,210
4.00%, 10/01/47	166	155,754
4.00%, 12/01/48	91	85,656
4.00%, 03/01/50	486	456,708
4.00%, 11/01/50	79	74,054
4.00%, 08/01/51	376	351,042
4.00%, 06/01/52	208	195,568
4.00%, 10/01/52	235	217,447
4.00%, 04/01/53	13	11,973
4.00%, 08/15/54(g)	2,202	2,030,696
4.50%, 08/15/39(g)	442	436,641
4.50%, 07/01/48	114	110,415
4.50%, 12/01/48	144	138,806
4.50%, 01/01/49	114	111,541
4.50%, 09/01/49	54	53,096
4.50%, 10/01/50	114	110,459
4.50%, 10/01/52	621	590,119
4.50%, 01/01/53	940	893,605
4.50%, 02/01/53	91	86,353
4.50%, 03/01/53	16	15,506
4.50%, 09/01/53	230	222,355
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/15/54(g)	$571	$541,590
5.00%, 07/01/47	40	40,028
5.00%, 06/01/50	59	58,498
5.00%, 05/01/53	133	129,641
5.00%, 06/01/53	522	509,874
5.00%, 07/01/53	226	221,401
5.00%, 08/01/53	88	86,565
5.00%, 10/01/53	139	135,994
5.00%, 11/01/53	803	783,807
5.00%, 03/01/54	97	94,748
5.00%, 08/15/54(g)	3,728	3,628,081
5.50%, 02/01/53	163	162,800
5.50%, 06/01/53	272	271,465
5.50%, 07/01/53	361	361,649
5.50%, 08/01/53	211	210,096
5.50%, 09/01/53	421	419,422
5.50%, 10/01/53	68	67,967
5.50%, 06/01/54	251	250,291
5.50%, 08/01/54	478	476,066
5.50%, 08/15/54(g)	32,409	32,237,419
6.00%, 11/01/52	84	86,592
6.00%, 12/01/52	58	59,816
6.00%, 01/01/53	121	123,281
6.00%, 04/01/53	13	13,140
6.00%, 05/01/53	89	90,736
6.00%, 06/01/53	25	25,969
6.00%, 08/01/53	87	88,590
6.00%, 09/01/53	123	125,811
6.00%, 11/01/53	317	322,861
6.00%, 04/01/54	31	31,442
6.00%, 06/01/54	58	58,584
6.00%, 08/15/54(g)	24,493	24,831,538
6.50%, 06/01/54	99	102,423
6.50%, 07/01/54	164	168,794
6.50%, 08/15/54(g)	1,861	1,919,458
		134,604,534
U.S. Government Obligations — 22.9%
U.S. Treasury Note/Bond
0.38%, 09/30/27	454	420,572
0.50%, 02/28/26	278	271,725
0.50%, 04/30/27	610	574,237
0.50%, 05/31/27	823	773,546
0.50%, 08/31/27	659	614,260
0.63%, 07/31/26	885	854,840
0.75%, 05/31/26	306	297,353
0.88%, 06/30/26	956	927,738
1.13%, 08/31/28	343	315,707
1.13%, 05/15/40	46	28,647
1.13%, 08/15/40	1,145	700,484
1.25%, 03/31/28	257	240,130
1.25%, 05/31/28	489	454,713
1.25%, 09/30/28	174	160,710
1.25%, 05/15/50	500	237,012
1.38%, 11/15/40	1,145	725,584
1.38%, 08/15/50	192	93,330
1.50%, 11/30/28	1,144	1,059,138
1.50%, 02/15/30	236	212,400
1.63%, 11/15/50	187	97,049
1.88%, 02/15/41	326	222,476
1.88%, 02/15/51	156	86,539
1.88%, 11/15/51	0	164
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.00%, 11/15/26	$623	$606,646
2.00%, 08/15/51	1,546	878,200
2.25%, 08/15/27	203	196,613
2.25%, 08/15/49	272	168,053
2.38%, 05/15/27	203	197,709
2.38%, 03/31/29	601	569,729
2.38%, 02/15/42	156	112,560
2.38%, 05/15/51	578	360,977
2.50%, 02/15/45	1,003	697,603
2.63%, 05/31/27	920	898,222
2.63%, 07/31/29	1,016	968,018
2.75%, 08/15/32	678	620,555
2.75%, 11/15/47	506	355,074
2.88%, 04/30/29	514	495,669
2.88%, 05/15/32	45	41,672
2.88%, 05/15/49	192	135,983
3.00%, 05/15/42	53	41,874
3.00%, 05/15/47	226	166,932
3.00%, 02/15/48	503	369,239
3.00%, 02/15/49	737	536,240
3.00%, 08/15/52	820	582,866
3.13%, 08/31/29	800	776,122
3.13%, 08/15/44	219	170,380
3.13%, 05/15/48	192	143,910
3.25%, 06/30/27	3,859	3,809,707
3.25%, 06/30/29	1,048	1,023,255
3.25%, 05/15/42	1,470	1,203,161
3.38%, 09/15/27	1	989
3.50%, 01/31/30	767	752,992
3.63%, 05/31/28	1,659	1,647,568
3.63%, 09/30/31	1,040	1,014,731
3.63%, 08/15/43	217	184,858
3.63%, 02/15/53	369	296,674
3.63%, 05/15/53	185	148,379
3.75%, 04/15/28	42	41,843
3.75%, 05/15/28	29	28,896
3.75%, 12/31/28	721	717,480
3.75%, 05/31/30	913	904,726
3.75%, 08/31/31	3	2,949
3.75%, 08/15/41	179	158,779
3.75%, 11/15/43	217	187,650
3.88%, 05/31/27	70	69,880
3.88%, 11/30/27	914	913,179
3.88%, 07/15/28	137	136,957
3.88%, 11/30/29	624	622,611
3.88%, 04/30/30	2	1,994
3.88%, 08/15/34	3	2,902
3.88%, 08/15/40	55	50,010
3.88%, 02/15/43	2,042	1,808,030
4.00%, 12/15/25	675	674,606
4.00%, 01/15/27	473	472,131
4.00%, 12/15/27	27	27,059
4.00%, 02/29/28	615	616,562
4.00%, 02/28/30	434	435,170
4.00%, 06/30/32	58	57,529
4.00%, 02/15/34	919	901,426
4.00%, 11/15/52	0	259
4.13%, 02/28/27	1,466	1,468,233
4.13%, 10/31/27	596	598,538
4.13%, 11/30/29	2,441	2,459,498
4.13%, 10/31/31	10	10,022
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 02/29/32	$68	$68,050
4.13%, 03/31/32	18	18,008
4.13%, 08/15/44	826	747,646
4.25%, 01/31/26	345	344,792
4.25%, 11/30/26	3,306	3,312,328
4.25%, 12/31/26	21	21,050
4.25%, 03/15/27	473	474,253
4.25%, 01/15/28	28	28,217
4.25%, 01/31/30	1	1,013
4.25%, 06/30/31	658	664,683
4.25%, 11/15/34	303	301,106
4.25%, 05/15/35	261	258,716
4.25%, 11/15/40	196	186,206
4.38%, 07/31/26	30	30,053
4.38%, 12/15/26	785	788,289
4.50%, 11/15/25	249	249,054
4.50%, 03/31/26	600	600,804
4.50%, 07/15/26	983	986,220
4.50%, 04/15/27	1,644	1,657,614
4.50%, 05/15/27	8	8,070
4.50%, 12/31/31	639	652,841
4.50%, 08/15/39	68	67,369
4.63%, 02/28/26	29	29,046
4.63%, 03/15/26	498	499,463
4.63%, 06/15/27	4	4,047
4.63%, 09/30/28	446	455,617
4.63%, 02/15/35	15	15,326
4.63%, 02/15/40	55	54,683
4.63%, 11/15/44	115	111,245
4.63%, 02/15/55	251	240,450
4.75%, 11/15/43	171	168,836
4.75%, 05/15/55	1,738	1,699,981
4.88%, 04/30/26	535	537,362
4.88%, 05/31/26	28	28,139
4.88%, 10/31/30	861	896,470
		59,117,480
Total U.S. Government & Agency Obligations — 75.7% (Cost: $195,639,100)		195,272,499
	Shares
Common Stocks
Banks — 0.1%
JPMorgan Chase & Co.	665	197,000
Electrical Equipment — 0.0%
GE Vernova Inc.	94	62,067
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	123	25,651
Mortgage Real Estate Investment — 0.1%
Blackstone Mortgage Trust Inc., Class A	7,482	138,267
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan Inc.	649	18,211

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.0%
Invitation Homes Inc.	1,517	$46,496
Total Common Stocks — 0.2% (Cost $423,855)		487,692
Investment Companies
Exchange Traded Funds — 0.4%
Financial Select Sector SPDR Fund	2,715	142,184
iShares iBoxx $ High Yield Corporate Bond ETF(d)(h)	10,420	837,560
		979,744
Total Investment Companies — 0.4% (Cost $974,746)		979,744
Preferred Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(i)	250	17,675
Total Preferred Stocks — 0.0% (Cost $12,500)		17,675
Total Long-Term Investments — 137.9% (Cost: $355,143,646)		355,605,305
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(h)(j)	4,401,061	4,402,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(j)(k)	2,623,387	2,623,387
Total Short-Term Securities — 2.7% (Cost: $7,026,209)		7,026,209
Options Purchased — 0.3% (Cost: $722,973)		600,676
Total Investments Before TBA Sales Commitments and Options Written — 140.9% (Cost: $362,892,828)		363,232,190
	Par (000)
TBA Sales Commitments(g)
Mortgage-Backed Securities — (10.9)%
Government National Mortgage Association, 3.50%, 08/15/54	$(200)	(179,680)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 08/15/54	(2,180)	$(1,704,946)
2.50%, 08/15/54	(1,905)	(1,560,625)
3.00%, 08/13/55	(4,034)	(3,451,153)
3.00%, 09/15/55	(1,689)	(1,445,460)
3.50%, 08/15/54	(4,900)	(4,376,819)
3.50%, 09/15/54	(2,700)	(2,408,341)
4.00%, 08/15/54	(1,047)	(965,549)
4.50%, 08/15/54	(10,425)	(9,863,660)
5.00%, 08/15/54	(627)	(610,195)
6.00%, 08/15/54	(1,552)	(1,573,452)
Total TBA Sales Commitments — (10.9)% (Proceeds: $(28,125,636))		(28,139,880)
Options Written — (0.0%) (Premiums Received: $(130,111))		(51,617)
Total Investments, Net of TBA Sales Commitments and Options Written — 130.0% (Cost: $334,637,081)		335,040,693
Liabilities in Excess of Other Assets — (30.0)%		(77,170,681)
Net Assets — 100.0%		$257,870,012

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Convertible security.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,070,489	$1,333,683 (a)	$—	$(1,118)	$(232)	$4,402,822	4,401,061	$303,375	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	224,810	2,398,577 (a)	—	—	—	2,623,387	2,623,387	10,997 (b)	—
iShares 0-5 Year High Yield Corporate Bond ETF(c)	—	660,929	(661,949)	1,020	—	—	—	18,349	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	3,194,655	(2,372,209)	13,724	1,390	837,560	10,420	19,494	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	1,436,105	(1,430,551)	(5,554)	—	—	—	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	612,527	242,429	(859,753)	26,581	(21,784)	—	—	8,687	—
				$34,653	$(20,626)	$7,863,769		$360,902	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	18	09/08/25	$2,409	$(11,387)
10-Year U.S. Treasury Note	7	09/19/25	778	1,146
U.S. Long Bond	48	09/19/25	5,479	13,653
Ultra U.S. Treasury Bond	52	09/19/25	6,094	67,350
2-Year U.S. Treasury Note	266	09/30/25	55,066	(83,747)
5-Year U.S. Treasury Note	42	09/30/25	4,544	(397)
3-mo. SOFR	53	03/17/26	12,717	(23,901)
				(37,283)
Short Contracts
30-Year Euro Buxl Bond	(6)	09/08/25	804	20,239
10-Year U.S. Ultra Treasury Note	(190)	09/19/25	21,488	(81,365)
S&P 500 E-Mini Index	(2)	09/19/25	637	(28,500)
				(89,626)
				$(126,909)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,070,247	USD	365,316	Barclays Bank PLC	09/17/25	$292
MXN	4,094,245	USD	215,000	Goldman Sachs & Co.	09/17/25	1,006
MXN	3,900,581	USD	204,000	UBS AG	09/17/25	1,789
USD	508,560	BRL	2,865,000	Barclays Bank PLC	09/17/25	2,598

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	237,160	BRL	1,315,000	Citibank N.A.	09/17/25	$4,929
USD	59,137	BRL	328,000	UBS AG	09/17/25	1,212
USD	170,972	COP	703,497,000	Barclays Bank PLC	09/17/25	3,641
USD	48,466	COP	198,254,000	BNP Paribas SA	09/17/25	1,310
USD	112,007	COP	459,633,000	Goldman Sachs & Co.	09/17/25	2,681
USD	142,274	EUR	122,000	Barclays Bank PLC	09/17/25	2,641
USD	326,829	EUR	280,000	BNP Paribas SA	09/17/25	6,361
USD	3,082,432	EUR	2,615,000	Citibank N.A.	09/17/25	89,492
USD	576,240	EUR	488,000	Morgan Stanley & Co. LLC	09/17/25	17,711
USD	3,895,276	EUR	3,345,100	UBS AG	09/17/25	66,716
USD	1,197,649	GBP	881,300	Morgan Stanley & Co. LLC	09/17/25	33,261
USD	472,712	GBP	348,000	UBS AG	09/17/25	12,929
USD	106,451	JPY	15,533,000	Barclays Bank PLC	09/17/25	2,941
USD	806,620	JPY	114,622,820	BNP Paribas SA	09/17/25	42,791
USD	26,240	JPY	3,813,000	Morgan Stanley & Co. LLC	09/17/25	830
USD	36,334	JPY	5,287,000	UBS AG	09/17/25	1,102
						296,233
BRL	1,010,928	USD	180,000	Barclays Bank PLC	09/17/25	$(1,469)
BRL	936,837	USD	168,400	Citibank N.A.	09/17/25	(2,953)
BRL	473,749	USD	85,000	Goldman Sachs & Co.	09/17/25	(1,335)
CNH	8,744,535	USD	1,223,000	Barclays Bank PLC	09/17/25	(6,171)
EUR	1,776,000	USD	2,043,201	Bank of America N.A.	09/17/25	(10,519)
EUR	2,007,000	USD	2,354,373	Barclays Bank PLC	09/17/25	(57,305)
GBP	551,000	USD	754,830	Citibank N.A.	09/17/25	(26,840)
MXN	1,655,170	USD	88,000	Bank of America N.A.	09/17/25	(676)
USD	837,064	BRL	4,743,641	Barclays Bank PLC	09/17/25	(669)
USD	81,085	COP	342,139,755	Citibank N.A.	09/17/25	(295)
						(108,232)
						$188,001
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	246	10/10/25	USD	96.19	USD	59,025	$32,287
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.39%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	$14,646
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.39%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	14,646
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.39%	Annual	3.93%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	493	18,061
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.39%	Annual	4.00%	Annual	BNP Paribas SA	03/29/27	4.00	USD	228	9,035
10-Year Interest Rate Swap, 04/14/37	1-day SOFR, 4.39%	Annual	4.05%	Annual	Citibank N.A.	04/12/27	4.05	USD	240	10,003
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 04/16/37	1-day SOFR, 4.39%	Annual	4.01%	Annual	Bank of America N.A.	04/14/27	4.01	USD	121	$4,824
10-Year Interest Rate Swap, 06/06/37	1-day SOFR, 4.39%	Annual	4.00%	Annual	Goldman Sachs Inter- national	06/04/27	4.00	USD	854	34,199
10-Year Interest Rate Swap, 07/10/37	1-day SOFR, 4.39%	Annual	4.05%	Annual	Barclays Bank PLC	07/08/27	4.05	USD	1,250	53,207
10-Year Interest Rate Swap, 07/16/37	1-day SOFR, 4.39%	Annual	4.07%	Annual	Bank of America N.A.	07/14/27	4.07	USD	1,593	69,186
10-Year Interest Rate Swap, 07/17/37	1-day SOFR, 4.39%	Annual	4.08%	Annual	Bank of America N.A.	07/15/27	4.08	USD	1,593	70,043
										297,850
Put
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	08/13/25	4.35	USD	2,829	608
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	08/13/25	4.35	USD	200	43
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	08/13/25	4.35	USD	250	54
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	08/13/25	4.35	USD	250	54
30-Year Interest Rate Swap, 10/16/55	4.33%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	10/14/25	4.33	USD	3,562	28,352
30-Year Interest Rate Swap, 10/16/55	4.33%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	10/14/25	4.33	USD	50	398
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	5,824
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	01/13/27	4.34	USD	270	5,824
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.39%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93	USD	493	18,089
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.39%	Annual	BNP Paribas SA	03/29/27	4.00	USD	228	7,802
10-Year Interest Rate Swap, 04/14/37	4.05%	Annual	1-day SOFR, 4.39%	Annual	Citibank N.A.	04/12/27	4.05	USD	240	7,961
10-Year Interest Rate Swap, 04/16/37	4.01%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	04/14/27	4.01	USD	121	4,158
10-Year Interest Rate Swap, 06/06/37	4.00%	Annual	1-day SOFR, 4.39%	Annual	Goldman Sachs Inter- national	06/04/27	4.00	USD	854	31,577
10-Year Interest Rate Swap, 07/10/37	4.05%	Annual	1-day SOFR, 4.39%	Annual	Barclays Bank PLC	07/08/27	4.05	USD	1,250	45,569
10-Year Interest Rate Swap, 07/16/37	4.07%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	07/14/27	4.07	USD	1,593	57,407
10-Year Interest Rate Swap, 07/17/37	4.08%	Annual	1-day SOFR, 4.39%	Annual	Bank of America N.A.	07/15/27	4.08	USD	1,593	56,819
										270,539
										$568,389
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	246	10/10/25	USD	96.44	USD	59,025	$(13,838)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

OTC Interest Rate Swaptions Written
Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration	Exercise	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.39%	Annual	4.03%	Annual	Goldman Sachs Inter- national	08/13/25	4.03	USD	10,899	$(54)
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.39%	Annual	4.03%	Annual	Goldman Sachs Inter- national	08/13/25	4.03	USD	1,000	(5)
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.39%	Annual	4.03%	Annual	Goldman Sachs Inter- national	08/13/25	4.03	USD	1,000	(5)
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.39%	Annual	4.03%	Annual	Goldman Sachs Inter- national	08/13/25	4.03	USD	1,000	(5)
5-Year Interest Rate Swap, 10/16/30	1-day SOFR, 4.39%	Annual	3.81%	Annual	Citibank N.A.	10/14/25	3.81	USD	13,783	(36,907)
5-Year Interest Rate Swap, 10/16/30	1-day SOFR, 4.39%	Annual	3.81%	Annual	Bank of America N.A.	10/14/25	3.81	USD	300	(803)
										$(37,779)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	11,837	$924,939	$588,754	$336,185

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.28%	At Termination	07/15/27	GBP	721	$(3,436)	$6	$(3,442)
UK RPI All Items NSA	At Termination	3.30%	At Termination	07/15/27	GBP	736	(3,131)	6	(3,137)
UK RPI All Items NSA	At Termination	3.32%	At Termination	07/15/27	GBP	1,441	(5,675)	12	(5,687)
UK RPI All Items NSA	At Termination	3.43%	At Termination	07/15/27	GBP	707	(762)	13	(775)
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	299	1,943	41	1,902
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	499	3,337	1,348	1,989
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	616	(439)	5	(444)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	308	(247)	3	(250)
2.84%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	308	(239)	3	(242)
2.87%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	616	(1,557)	6	(1,563)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	656	$(409)	$(505)	$96
2.79%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	916	1,402	169	1,233
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	840	3,624	688	2,936
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	330	1,545	2	1,543
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/28	USD	550	1,644	3	1,641
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	389	2,776	829	1,947
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	239	1,763	(44)	1,807
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	892	(194)	(401)	207
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	497	(48)	(56)	8
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	246	(12)	2	(14)
2.72%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	(971)	6	(977)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	322	212	3	209
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	328	560	4	556
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	492	1,007	5	1,002
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	530	3,133	7	3,126
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	280	1,645	3	1,642
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	450	1,399	6	1,393
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	721	3,240	12	3,228
3.42%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	736	2,820	12	2,808
3.43%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	1,441	5,144	23	5,121

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.49%	At Termination	UK RPI All Items NSA	At Termination	07/15/29	GBP	707	$218	$(97)	$315
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	322	2,375	4	2,371
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	655	4,851	8	4,843
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/30	USD	200	627	190	437
3.35%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	474	3,320	8	3,312
3.37%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	469	2,697	8	2,689
3.39%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	315	1,333	5	1,328
3.40%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	321	1,158	5	1,153
3.41%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	629	2,170	10	2,160
3.46%	At Termination	UK RPI All Items NSA	At Termination	07/15/30	GBP	308	83	(73)	156
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/17/30	USD	1,562	(3,158)	19	(3,177)
2.70%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/22/30	USD	682	(1,737)	(174)	(1,563)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	315	(1,026)	9	(1,035)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	321	(1,123)	9	(1,132)
UK RPI All Items NSA	At Termination	3.24%	At Termination	07/15/35	GBP	629	(2,278)	17	(2,295)
UK RPI All Items NSA	At Termination	3.27%	At Termination	07/15/35	GBP	308	48	189	(141)
							$29,632	$2,348	$27,284
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 4.33%	At Termination	4.27%	At Termination	N/A	09/17/25	USD	162,221	$(12,381)	$(87)	$(12,294)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	N/A	09/17/25	USD	8,020	(568)	14	(582)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	N/A	09/17/25	USD	12,500	(825)	22	(847)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	N/A	09/17/25	USD	50,940	(3,395)	94	(3,489)
1-day FEDL, 4.33%	At Termination	4.29%	At Termination	N/A	09/17/25	USD	78,599	(4,371)	143	(4,514)
1-day FEDL, 4.33%	At Termination	4.31%	At Termination	N/A	09/17/25	USD	82,130	(2,242)	150	(2,392)
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 4.33%	At Termination	4.31%	At Termination	N/A	09/17/25	USD	82,574	$(2,368)	$151	$(2,519)
1-day FEDL, 4.33%	At Termination	4.32%	At Termination	N/A	09/17/25	USD	46,824	(243)	86	(329)
1-day FEDL, 4.33%	At Termination	4.33%	At Termination	N/A	09/17/25	USD	75,376	(28)	137	(165)
3.79%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	05/16/26	USD	3,452	14,633	6	14,627
1-day SOFR, 4.39%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	1,139	(4,867)	2	(4,869)
1-day SOFR, 4.39%	At Termination	3.79%	At Termination	N/A	05/16/26	USD	2,313	(9,893)	4	(9,897)
3.81%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	05/16/26	USD	2,649	10,697	1,511	9,186
1-day SOFR, 4.39%	At Termination	3.91%	At Termination	N/A	05/16/26	USD	2,649	(8,108)	5	(8,113)
1.00%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/2026(a)	03/12/27	JPY	244,490	(2,199)	5	(2,204)
1.02%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/2026(a)	03/12/27	JPY	554,284	(5,746)	12	(5,758)
1.03%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	3/12/2026(a)	03/12/27	JPY	658,313	(7,171)	(192)	(6,979)
0.68%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	244,724	3,255	6	3,249
0.69%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	247,585	3,260	5	3,255
0.80%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	130,000	723	2	721
0.85%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	4/21/2026(a)	04/21/27	JPY	250,000	630	642	(12)
0.70%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	5/11/2026(a)	05/11/27	JPY	195,427	2,565	4	2,561
0.79%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	5/11/2026(a)	05/11/27	JPY	125,000	928	3	925
0.79%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	5/11/2026(a)	05/11/27	JPY	275,000	1,958	669	1,289
0.86%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	7/3/2026(a)	07/02/27	JPY	275,000	1,330	6	1,324
0.85%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	7/7/2026(a)	07/07/27	JPY	796,320	4,144	18	4,126
2.36%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	01/13/54	EUR	65	6,269	(70)	6,339
2.52%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	01/13/54	EUR	90	5,257	1,634	3,623
2.49%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/19/54	EUR	172	13,948	7	13,941

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.47%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/20/54	EUR	60	$5,112	$1,380	$3,732
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/20/54	EUR	172	13,331	6	13,325
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/20/54	EUR	196	14,830	2,168	12,662
2.51%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	03/01/54	EUR	87	6,597	3	6,594
2.32%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	03/03/54	EUR	80	9,568	(647)	10,215
2.46%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	03/22/54	EUR	37	3,287	1	3,286
2.54%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	04/22/54	EUR	332	22,541	3,671	18,870
2.43%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	06/19/54	EUR	37	3,481	2	3,479
2.43%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	06/20/54	EUR	36	3,385	1	3,384
6-mo. EURIBOR, 2.08%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	25	(2,277)	—	(2,277)
2.74%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	07/07/54	EUR	190	4,402	9	4,393
2.81%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	07/22/54	EUR	30	243	(12)	255
2.37%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	08/28/54	EUR	140	13,504	448	13,056
2.27%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	09/09/54	EUR	60	7,144	(299)	7,443
2.26%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	10/22/54	EUR	10	1,216	16	1,200
2.10%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	12/23/54	EUR	140	22,179	11,530	10,649
2.09%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	12/24/54	EUR	175	28,105	6,607	21,498
2.16%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	01/04/55	EUR	130	18,900	(200)	19,100
2.33%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	01/08/55	EUR	55	5,755	(179)	5,934
2.11%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/11/55	EUR	145	24,689	935	23,754
2.23%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	02/14/55	EUR	89	12,698	110	12,588
2.87%	Annual	6-mo. EURIBOR, 2.08%	Semi-Annual	N/A	07/18/55	EUR	40	(290)	2	(292)
								$223,592	$30,541	$193,051

(a)	Forward Swap.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	11/06/25	USD	692	$797	$—	$797
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	At Termination	Goldman Sachs International	N/A	11/06/25	USD	426	130	—	130
									$927	$—	$927

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps	$624,679	$(3,036)	$649,926	$(93,406)	$—
OTC Swaps	—	—	927	—	—
Options Written	N/A	(130,111)	78,494	—	51,617
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$102,388	$—	$102,388
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$296,233	$—	$—	$296,233
Options Purchased
Investments at value — unaffiliated(b)	$—	$—	$—	$—	$600,676	$—	$600,676
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$336,185	$—	$—	$260,583	$53,158	$649,926
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$927	$—	$—	$—	$927
	$—	$336,185	$927	$296,233	$963,647	$53,158	$1,650,150

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$28,500	$—	$200,797	$—	$229,297
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$108,232	$—	$—	$108,232
Options written
Options written at value	$—	$—	$—	$—	$51,617	$—	$51,617
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$67,532	$25,874	$93,406
	$—	$—	$28,500	$108,232	$319,946	$25,874	$482,552

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(133,974)	$—	$(382,568)	$—	$(516,542)
Forward foreign currency exchange contracts	—	—	—	(117,381)	—	—	(117,381)
Options purchased(a)	—	—	1,193	—	(32,008)	—	(30,815)
Options written	—	—	8,312	—	(17,670)	—	(9,358)
Swaps	—	58,742	(28,410)	—	(74,868)	(9,360)	(53,896)
	$—	$58,742	$(152,879)	$(117,381)	$(507,114)	$(9,360)	$(727,992)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(28,500)	$—	$(239,468)	$—	$(267,968)
Forward foreign currency exchange contracts	—	—	—	167,644	—	—	167,644
Options purchased(b)	—	—	3,196	—	(129,677)	—	(126,481)
Options written	—	—	78	—	75,628	—	75,706
Swaps	—	318,404	927	—	192,165	27,284	538,780
	$—	$318,404	$(24,299)	$167,644	$(101,352)	$27,284	$387,681

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$36,840,467
Average notional value of contracts — short	$9,219,717
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,889,272
Average amounts sold — in USD	$6,595,365
Options:
Average value of option contracts purchased	$29,851
Average value of option contracts written	$8,755
Average notional value of swaption contracts purchased	$34,040,823
Average notional value of swaption contracts written	35,262,025
Credit default swaps:
Average notional value — buy protection	$0 (a)
Average notional value — sell protection	$8,023,792
Interest rate swaps:
Average notional value — pays fixed rate	$15,657,380
Average notional value — receives fixed rate	$156,815,690
Inflation swaps:
Average notional value – pays fixed rate	$7,314,440
Average notional value – receives fixed rate	$2,003,619
Total return swaps:
Average notional value	$744,362

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$19,755
Forward foreign currency exchange contracts	296,233	108,232
Options	600,676 (a)	51,617
Swaps - centrally cleared	—	56,093
Swaps - OTC(b)	927	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	897,836	235,697
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(32,287)	(89,686)
Total derivative assets and liabilities subject to an MNA	$865,549	$146,011

(a)	Includes options purchased at value which is included in Investments at value -- Unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$262,835	$(11,998)	$—	$—	$250,837
Barclays Bank PLC	110,889	(65,614)	—	—	45,275
BNP Paribas SA	67,299	—	—	—	67,299
Citibank N.A.	181,677	(66,995)	—	—	114,682
Goldman Sachs & Co.	3,687	(1,335)	—	—	2,352
Goldman Sachs International	67,462	(69)	—	—	67,393
Morgan Stanley & Co. International PLC	36,150	—	—	—	36,150
Morgan Stanley & Co. LLC	51,802	—	—	—	51,802

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$83,748	$—	$—	$—	$83,748
	$865,549	$(146,011)	$—	$—	$719,538

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$11,998	$(11,998)	$—	$—	$—
Barclays Bank PLC	65,614	(65,614)	—	—	—
Citibank N.A.	66,995	(66,995)	—	—	—
Goldman Sachs & Co.	1,335	(1,335)	—	—	—
Goldman Sachs International	69	(69)	—	—	—
	$146,011	$(146,011)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$31,345,583	$—	$31,345,583
Collateralized Mortgage Obligations	—	39,764,767	—	39,764,767
Corporate Bonds & Notes	—	74,680,323	210,126	74,890,449
Foreign Government Obligations	—	11,719,501	—	11,719,501
Municipal Debt Obligations	—	1,127,395	—	1,127,395
U.S. Government & Agency Obligations	—	195,272,499	—	195,272,499
Common Stocks	487,692	—	—	487,692
Investment Companies	979,744	—	—	979,744
Preferred Stocks	17,675	—	—	17,675
Short-Term Securities
Money Market Funds	7,026,209	—	—	7,026,209
Options Purchased
Interest Rate Contracts	32,287	568,389	—	600,676
Liabilities
Investments
TBA Sales Commitments	—	(28,139,880)	—	(28,139,880)
	$8,543,607	$326,338,577	$210,126	$335,092,310
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$336,185	$—	$336,185
Equity Contracts	—	—	927	927
Foreign Currency Exchange Contracts	—	296,233	—	296,233
Schedule of Investments

Schedule of Investments (continued)
July 31, 2025
iShares Total Return Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a) (continued)
Inflation Linked Contracts	$—	$53,158	$—	$53,158
Interest Rate Contracts	102,388	260,583	—	362,971
Liabilities
Equity Contracts	—	(28,500)	—	(28,500)
Foreign Currency Exchange Contracts	—	(108,232)	—	(108,232)
Inflation Linked Contracts	—	(25,874)	—	(25,874)
Interest Rate Contracts	(214,635)	(105,311)	—	(319,946)
	$(112,247)	$678,242	$927	$566,922

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
July 31, 2025

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,037,295,272	$63,212,786	$11,196,098,116	$53,653,574
Investments, at value—affiliated(c)	23,120,000	2,160,000	1,267,343,669	9,432,849
Cash	—	3,871	3,130,828	240,864
Cash pledged:
Collateral — options written	—	—	115,240,000	—
Collateral — OTC derivatives	—	—	3,920,000	—
Collateral — TBA commitments	—	—	30,000	—
Futures contracts	—	—	25,076,000	—
Centrally cleared swaps	—	—	13,895,000	45,000
Foreign currency, at value(d)	—	—	17,967,659	—
Receivables:
Investments sold	9,096,125	—	195,213,886	489,810
Options written	—	—	807,943	—
Securities lending income—affiliated	—	—	150,161	321
Swaps	—	—	1,432,934	—
TBA sales commitments	—	—	451,682,303	—
Loans	—	—	640,463	93,506
Capital shares sold	—	—	96,556,054	—
Dividends—unaffiliated	—	—	540	—
Dividends—affiliated	49,143	6,612	2,080,792	20,953
Interest—unaffiliated	3,001,958	241,075	101,598,444	195,689
Variation margin on futures contracts	—	—	187,057	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	88,016,759	—
OTC swaps	—	—	793,542	59,141
Unfunded floating rate loan interests	—	—	13,460	37
Total assets	1,072,562,498	65,624,344	13,581,875,610	64,231,744
LIABILITIES
Bank overdraft	3,046,833	—	—	—
Cash received:
Collateral — OTC derivatives	—	—	1,010,000	—
Collateral — TBA commitments	—	—	2,200,719	—
Collateral on securities loaned, at value	—	—	491,826,259	1,351,576
Options written, at value(e)	—	—	7,172,896	—
TBA sales commitments, at value(f)	—	—	452,843,654	—
Payables:
Investments purchased	40,563,259	750,000	1,872,075,307	2,804,238
Swaps	—	—	61,908	—
Capital shares redeemed	5,195,851	—	—	—
Deferred foreign capital gain tax	—	—	42,296	—
Investment advisory fees	163,650	24,491	3,344,097	26,943
Options written	—	—	470,503	—
Variation margin on centrally cleared swaps	—	—	229,466	461
Swap premiums received	—	—	—	32,929
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	20,189,124	—
OTC derivatives	—	—	2,003,547	—
Unfunded floating rate loan interests	—	—	—	71
Total liabilities	48,969,593	774,491	2,853,469,776	4,216,218
Commitments and contingent liabilities
NET ASSETS	$1,023,592,905	$64,849,853	$10,728,405,834	$60,015,526
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2025
	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
NET ASSETS CONSIST OF
Paid-in capital	$1,018,698,548	$65,188,130	$10,684,478,953	$59,995,921
Accumulated earnings (loss)	4,894,357	(338,277)	43,926,881	19,605
NET ASSETS	$1,023,592,905	$64,849,853	$10,728,405,834	$60,015,526
NET ASSET VALUE
Shares outstanding	19,700,000	1,300,000	203,750,000	1,150,000
Net asset value	$51.96	$49.88	$52.65	$52.19
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$1,036,467,173	$63,792,590	$11,035,023,990	$53,732,943
(b) Securities loaned, at value	$—	$—	$475,756,050	$1,321,314
(c) Investments, at cost—affiliated	$23,120,000	$2,160,000	$1,262,605,014	$9,353,845
(d) Foreign currency, at cost	$—	$—	$18,271,165	$—
(e) Premiums received	$—	$—	$8,586,075	$—
(f) Proceeds from TBA sales commitments	$—	$—	$451,682,303	$—
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
July 31, 2025

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$114,495,382	$130,004,462	$316,980,413	$355,368,421
Investments, at value—affiliated(c)	5,797,475	57,012	45,910,228	7,863,769
Cash	32	27	—	189,967
Cash pledged:
Futures contracts	—	—	—	616,000
Centrally cleared swaps	—	—	—	1,569,978
Foreign currency, at value(d)	—	—	—	88,605
Receivables:
Investments sold	521,018	—	—	2,621,740
Securities lending income—affiliated	—	—	—	456
TBA sales commitments	—	—	—	28,125,636
Dividends—unaffiliated	—	—	—	213
Dividends—affiliated	9,439	23,395	91,631	29,444
Interest—unaffiliated	1,142,952	1,072,591	3,870,046	2,179,864
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	—	296,233
OTC swaps	—	—	—	927
Total assets	121,966,298	131,157,487	366,852,318	398,951,253
LIABILITIES
Bank overdraft	—	—	23,310	—
Collateral on securities loaned, at value	—	—	—	2,523,387
Options written, at value(e)	—	—	—	51,617
TBA sales commitments, at value(f)	—	—	—	28,139,880
Payables:
Investments purchased	5,208,871	—	—	110,104,634
Investment advisory fees	26,354	20,872	96,444	77,643
Variation margin on futures contracts	—	—	—	19,755
Variation margin on centrally cleared swaps	—	—	—	56,093
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	108,232
Total liabilities	5,235,225	20,872	119,754	141,081,241
Commitments and contingent liabilities
NET ASSETS	$116,731,073	$131,136,615	$366,732,564	$257,870,012
NET ASSETS CONSIST OF
Paid-in capital	$118,104,380	$130,452,746	$378,715,182	$257,702,379
Accumulated earnings (loss)	(1,373,307)	683,869	(11,982,618)	167,633
NET ASSETS	$116,731,073	$131,136,615	$366,732,564	$257,870,012
NET ASSET VALUE
Shares outstanding	5,000,000	2,600,000	16,700,000	5,150,000
Net asset value	$23.35	$50.44	$21.96	$50.07
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2025
	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$114,409,578	$129,597,367	$323,412,621	$355,030,449
(b) Securities loaned, at value	$—	$—	$—	$2,430,428
(c) Investments, at cost—affiliated	$5,797,475	$57,012	$45,910,139	$7,862,379
(d) Foreign currency, at cost	$—	$—	$—	$82,918
(e) Premiums received	$—	$—	$—	$130,111
(f) Proceeds from TBA sales commitments	$—	$—	$—	$28,125,636
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2025

	iShares AAA CLO Active ETF	iShares BBB-B CLO Active ETF(a)	iShares Flexible Income Active ETF	iShares Floating Rate Loan Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$1,274,369	$—
Dividends—affiliated	526,068	48,316	28,508,860	539,994
Interest—unaffiliated	40,617,673	2,268,774	402,363,682	3,849,864
Securities lending income—affiliated—net	—	—	2,496,587	2,098
Other income—unaffiliated	—	35,000	2,199,064	55,413
Foreign taxes withheld	—	—	(161,708)	—
Total investment income	41,143,741	2,352,090	436,680,854	4,447,369
EXPENSES
Investment advisory	1,367,028	135,824	36,780,870	351,906
Commitment costs	2,384	—	25,132	—
Interest expense	—	—	6,673	—
Total expenses	1,369,412	135,824	36,812,675	351,906
Less:
Investment advisory fees waived	(10,424)	(967)	(8,553,939)	(44,241)
Total expenses after fees waived	1,358,988	134,857	28,258,736	307,665
Net investment income	39,784,753	2,217,233	408,422,118	4,139,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(426,972)	(139,522)	(17,717,718)	(489,169)
Investments—affiliated	—	(3,909)	1,365,053	(23,305)
Forward foreign currency exchange contracts	—	—	(130,847,608)	—
Foreign currency transactions	—	—	(23,165,610)	—
Futures contracts	—	—	(19,147,350)	—
Options written	—	—	2,810,806	—
Swaps	—	—	1,141,722	40,555
	(426,972)	(143,431)	(185,560,705)	(471,919)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	398,758	(579,804)	142,612,588	(135,579)
Investments—affiliated	—	—	2,214,605	14,026
Forward foreign currency exchange contracts	—	—	71,959,911	—
Foreign currency translations	—	—	177,603	—
Futures contracts	—	—	(3,015,343)	—
Options written	—	—	1,413,179	—
Swaps	—	—	2,713,271	47,137
Unfunded floating rate loan interests	—	—	13,460	(68)
	398,758	(579,804)	218,089,274	(74,484)
Net realized and unrealized gain (loss)	(28,214)	(723,235)	32,528,569	(546,403)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,756,539	$1,493,998	$440,950,687	$3,593,301
(a) For the period from January 29, 2025 (commencement of operations) to January 31, 2025.
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended July 31, 2025

	iShares Intermediate Muni Income Active ETF	iShares Short-Term California Muni Active ETF	iShares Short Duration High Yield Muni Active ETF	iShares Total Return Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$9,393
Dividends—affiliated	74,617	2,648	602,002	354,440
Interest—unaffiliated	2,038,984	1,939,943	12,617,588	7,891,427
Securities lending income—affiliated—net	—	—	—	6,462
Other income—unaffiliated	—	—	—	6,066
Foreign taxes withheld	—	—	—	(62)
Total investment income	2,113,601	1,942,591	13,219,590	8,267,726
EXPENSES
Investment advisory	209,780	156,617	1,199,124	635,713
Commitment costs	180	221	942	558
Interest expense	—	119	—	140
Total expenses	209,960	156,957	1,200,066	636,411
Less:
Investment advisory fees waived	(57,901)	(31,536)	(303,246)	(41,399)
Total expenses after fees waived	152,059	125,421	896,820	595,012
Net investment income	1,961,542	1,817,170	12,322,770	7,672,714
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(797,690)	265	(3,723,604)	(393,883)
Investments—affiliated	4	—	—	34,653
Forward foreign currency exchange contracts	—	—	—	(117,381)
Foreign currency transactions	—	—	—	(22,099)
Futures contracts	—	—	—	(516,542)
Options written	—	—	—	(9,358)
Swaps	—	—	—	(53,896)
	(797,686)	265	(3,723,604)	(1,078,506)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(52,563)	332,749	(9,706,656)	(489,866)
Investments—affiliated	(5)	—	—	(20,626)
Forward foreign currency exchange contracts	—	—	—	167,644
Foreign currency translations	—	—	—	17,636
Futures contracts	—	—	—	(267,968)
Options written	—	—	—	75,706
Swaps	—	—	—	538,780
	(52,568)	332,749	(9,706,656)	21,306
Net realized and unrealized gain (loss)	(850,254)	333,014	(13,430,260)	(1,057,200)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,111,288	$2,150,184	$(1,107,490)	$6,615,514
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares AAA CLO Active ETF		iShares BBB-B CLO Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 01/29/25 to 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$39,784,753	$8,920,847	$2,217,233
Net realized gain (loss)	(426,972)	210,687	(143,431)
Net change in unrealized appreciation (depreciation)	398,758	199,674	(579,804)
Net increase in net assets resulting from operations	39,756,539	9,331,208	1,493,998
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(37,420,342)	(7,150,232)	(1,832,275)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	621,685,651	356,622,248	65,188,130
NET ASSETS
Total increase in net assets	624,021,848	358,803,224	64,849,853
Beginning of period	399,571,057	40,767,833	—
End of period	$1,023,592,905	$399,571,057	$64,849,853

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Flexible Income Active ETF		iShares Floating Rate Loan Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$408,422,118	$87,005,983	$4,139,704	$2,598,128
Net realized gain (loss)	(185,560,705)	11,560,806	(471,919)	168,941
Net change in unrealized appreciation (depreciation)	218,089,274	18,446,183	(74,484)	(158,602)
Net increase in net assets resulting from operations	440,950,687	117,012,972	3,593,301	2,608,467
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(443,863,977)	(71,303,850)	(4,192,674)	(2,451,492)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,108,306,780	3,447,729,076	10,803,601	28,851,284
NET ASSETS
Total increase in net assets	7,105,393,490	3,493,438,198	10,204,228	29,008,259
Beginning of year	3,623,012,344	129,574,146	49,811,298	20,803,039
End of year	$10,728,405,834	$3,623,012,344	$60,015,526	$49,811,298

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Intermediate Muni Income Active ETF		iShares Short-Term California Muni Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,961,542	$803,987	$1,817,170	$691,042
Net realized gain (loss)	(797,686)	(225,593)	265	(230)
Net change in unrealized appreciation (depreciation)	(52,568)	335,045	332,749	78,283
Net increase in net assets resulting from operations	1,111,288	913,439	2,150,184	769,095
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,701,151)	(814,142)	(1,620,423)	(626,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	95,995,601	(4,689,295)	97,939,289	15,004,707
NET ASSETS
Total increase (decrease) in net assets	95,405,738	(4,589,998)	98,469,050	15,147,720
Beginning of period	21,325,335	25,915,333	32,667,565	17,519,845
End of period	$116,731,073	$21,325,335	$131,136,615	$32,667,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Short Duration High Yield Muni Active ETF		iShares Total Return Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Period From 12/12/23(a) to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,322,770	$3,712,272	$7,672,714	$2,536,590
Net realized gain (loss)	(3,723,604)	(1,249,242)	(1,078,506)	211,641
Net change in unrealized appreciation (depreciation)	(9,706,656)	5,183,350	21,306	1,014,827
Net increase (decrease) in net assets resulting from operations	(1,107,490)	7,646,380	6,615,514	3,763,058
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(11,609,745)	(3,426,346)	(8,073,402)	(2,137,537)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	231,573,107	83,070,209	167,418,285	90,284,094
NET ASSETS
Total increase in net assets	218,855,872	87,290,243	165,960,397	91,909,615
Beginning of period	147,876,692	60,586,449	91,909,615	—
End of period	$366,732,564	$147,876,692	$257,870,012	$91,909,615

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares AAA CLO Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 01/10/23(a) to 07/31/23
Net asset value, beginning of period	$51.89	$50.96	$50.01
Net investment income(b)	3.01	3.49	1.73
Net realized and unrealized gain(c)	0.05	0.60	0.60
Net increase from investment operations	3.06	4.09	2.33
Distributions(d)
From net investment income	(2.97)	(3.16)	(1.38)
From net realized gain	(0.02)	—	—
Total distributions	(2.99)	(3.16)	(1.38)
Net asset value, end of period	$51.96	$51.89	$50.96
Total Return(e)
Based on net asset value	6.09%	8.29%	4.73%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%	0.20%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%(h)
Net investment income	5.82%	6.77%	6.20%(h)
Supplemental Data
Net assets, end of period (000)	$1,023,593	$399,571	$40,768
Portfolio turnover rate(i)	89%	33%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares BBB-B CLO Active ETF
Period From 01/29/25(a) to 07/31/25
Net asset value, beginning of period	$50.00
Net investment income(b)	1.82
Net realized and unrealized loss(c)	(0.44)
Net increase from investment operations	1.38
Distributions from net investment income(d)	(1.50)
Net asset value, end of period	$49.88
Total Return(e)
Based on net asset value	2.84%(f)
Ratios to Average Net Assets(g)
Total expenses	0.45%(h)
Total expenses after fees waived	0.45%(h)
Net investment income	7.35%(h)
Supplemental Data
Net assets, end of period (000)	$64,850
Portfolio turnover rate(i)	30%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Flexible Income Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$52.70	$50.81	$50.00
Net investment income(b)	2.90	3.03	0.54
Net realized and unrealized gain(c)	0.40	1.49	0.52
Net increase from investment operations	3.30	4.52	1.06
Distributions from net investment income(d)	(3.35)	(2.63)	(0.25)
Net asset value, end of period	$52.65	$52.70	$50.81
Total Return(e)
Based on net asset value	6.50%	9.17%	2.14%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50%	0.50%(h)
Total expenses after fees waived	0.38%	0.38%	0.37%(h)
Net investment income	5.55%	5.82%	5.39%(h)
Supplemental Data
Net assets, end of period (000)	$10,728,406	$3,623,012	$129,574
Portfolio turnover rate(i)(j)	291%	200%	54%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 186% and 128% for July 31, 2025 and July 31, 2024 respectively.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Loan Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 10/04/22(a) to 07/31/23
Net asset value, beginning of period	$52.43	$52.01	$50.37
Net investment income(b)	3.67	4.46	3.47
Net realized and unrealized gain (loss)(c)	(0.13)	0.41	1.25
Net increase from investment operations	3.54	4.87	4.72
Distributions(d)
From net investment income	(3.62)	(4.45)	(3.08)
From net realized gain	(0.16)	—	—
Total distributions	(3.78)	(4.45)	(3.08)
Net asset value, end of period	$52.19	$52.43	$52.01
Total Return(e)
Based on net asset value	7.04%	9.82%	9.62%(f)
Ratios to Average Net Assets(g)
Total expenses	0.60%	0.61%	0.60%(h)
Total expenses after fees waived	0.53%	0.53%	0.53%(h)
Net investment income	7.06%	8.56%	8.25%(h)
Supplemental Data
Net assets, end of period (000)	$60,016	$49,811	$20,803
Portfolio turnover rate(i)	38%	33%	22%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Muni Income Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$23.69	$23.56	$24.02	$25.74	$25.00
Net investment income(b)	0.88	0.84	0.67	0.34	0.09
Net realized and unrealized gain (loss)(c)	(0.40)	0.13	(0.45)	(1.67)	0.71
Net increase (decrease) from investment operations	0.48	0.97	0.22	(1.33)	0.80
Distributions(d)
From net investment income	(0.82)	(0.84)	(0.68)	(0.32)	(0.06)
From net realized gain	—	—	—	(0.07)	—
Total distributions	(0.82)	(0.84)	(0.68)	(0.39)	(0.06)
Net asset value, end of period	$23.35	$23.69	$23.56	$24.02	$25.74
Total Return(e)
Based on net asset value	2.01%	4.23%	0.97%	(5.21)%	3.22%(f)
Ratios to Average Net Assets(g)
Total expenses	0.40%	0.41%	0.40%	0.40%	0.40%(h)
Total expenses after fees waived	0.29%	0.31%	0.29%	0.30%	0.29%(h)
Net investment income	3.74%	3.59%	2.88%	1.36%	0.99%(h)
Supplemental Data
Net assets, end of period (000)	$116,731	$21,325	$25,915	$33,628	$25,735
Portfolio turnover rate(i)	66%	58%	72%	30%	25%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short-Term California Muni Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Period From 07/11/23(a) to 07/31/23
Net asset value, beginning of period	$50.26	$50.06	$50.00
Net investment income(b)	1.46	1.60	0.04
Net realized and unrealized gain(c)	0.15	0.09	0.02
Net increase from investment operations	1.61	1.69	0.06
Distributions from net investment income(d)	(1.43)	(1.49)	—
Net asset value, end of period	$50.44	$50.26	$50.06
Total Return(e)
Based on net asset value	3.26%	3.43%	0.11%(f)
Ratios to Average Net Assets(g)
Total expenses	0.25%	0.26%	0.25%(h)
Total expenses after fees waived	0.20%	0.21%	0.19%(h)
Net investment income	2.90%	3.19%	1.60%(h)
Supplemental Data
Net assets, end of period (000)	$131,137	$32,668	$17,520
Portfolio turnover rate(i)	113%	175%	68%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Short Duration High Yield Muni Active ETF
	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 03/16/21(a) to 07/31/21
Net asset value, beginning of period	$22.75	$21.64	$22.74	$26.80	$25.00
Net investment income(b)	1.03	1.01	0.94	0.79	0.23
Net realized and unrealized gain (loss)(c)	(0.83)	1.10	(1.13)	(3.81)	1.70
Net increase (decrease) from investment operations	0.20	2.11	(0.19)	(3.02)	1.93
Distributions(d)
From net investment income	(0.99)	(1.00)	(0.91)	(0.81)	(0.13)
From net realized gain	—	—	—	(0.23)	—
Total distributions	(0.99)	(1.00)	(0.91)	(1.04)	(0.13)
Net asset value, end of period	$21.96	$22.75	$21.64	$22.74	$26.80
Total Return(e)
Based on net asset value	0.86%	10.10%	(0.71)%	(11.55)%	7.75%(f)
Ratios to Average Net Assets(g)
Total expenses	0.44%	0.46%	0.45%	0.45%	0.45%(h)
Total expenses after fees waived	0.33%	0.34%	0.33%	0.34%	0.32%(h)
Net investment income	4.57%	4.63%	4.39%	3.23%	2.31%(h)
Supplemental Data
Net assets, end of period (000)	$366,733	$147,877	$60,586	$27,291	$26,803
Portfolio turnover rate(i)	50%	46%	30%	38%	20%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Total Return Active ETF
	Year Ended 07/31/25	Period From 12/12/23(a) to 07/31/24
Net asset value, beginning of period	$51.06	$50.00
Net investment income(b)	2.42	1.56
Net realized and unrealized gain (loss)(c)	(0.65)	0.82
Net increase from investment operations	1.77	2.38
Distributions(d)
From net investment income	(2.49)	(1.32)
From net realized gain	(0.27)	—
Total distributions	(2.76)	(1.32)
Net asset value, end of period	$50.07	$51.06
Total Return(e)
Based on net asset value	3.59%	4.84%(f)
Ratios to Average Net Assets(g)
Total expenses	0.40%	0.40%(h)
Total expenses after fees waived	0.37%	0.37%(h)
Net investment income	4.83%	4.90%(h)
Supplemental Data
Net assets, end of period (000)	$257,870	$91,910
Portfolio turnover rate(i)(j)	647%	379%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 395% and 281% for the year ended July 31, 2025 and July 31, 2024 respectively.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares AAA CLO Active ETF(a)	AAA CLO Active	Non-diversified
iShares BBB-B CLO Active ETF(b)	BBB-B CLO Active	Non-diversified
iShares Flexible Income Active ETF(c)	Flexible Income Active	Non-diversified
iShares Floating Rate Loan Active ETF(d)	Floating Rate Loan Active	Non-diversified
iShares Intermediate Muni Income Active ETF(e)	Intermediate Muni Income Active	Non-diversified
iShares Short-Term California Muni Active ETF(f)	Short-Term California Muni Active	Non-diversified
iShares Short Duration High Yield Muni Active ETF(g)	Short Duration High Yield Muni Active	Non-diversified
iShares Total Return Active ETF(h)	Total Return Active	Diversified

(a)	Formerly known as the BlackRock AAA CLO ETF.
(b)	The Fund commenced operations on January 29, 2025.
(c)	Formerly known as the BlackRock Flexible Income ETF.
(d)	Formerly known as the BlackRock Floating Rate Loan ETF.
(e)	Formerly known as the BlackRock Intermediate Muni Income Bond ETF.
(f)	Formerly known as the BlackRock Short-Term California Muni Bond ETF.
(g)	Formerly known as the BlackRock High Yield Muni Income Bond ETF & iShares High Yield Muni Income Active ETF.
(h)	Formerly known as the BlackRock Total Return ETF.
On September 13, 2024, The Board of Trustees of the Trust (the “Board”) approved to change the name of iShares High Yield Muni Income Active ETF to iShares Short Duration High Yield Muni Active ETF. In connection with the Fund’s name change, the Fund made certain changes to its investment strategies, including (i) seeking a weighted average effective duration of less than 5 years and (ii) adding the ability to invest in derivatives, other investment companies, and tender option bonds. These changes were effective on July 1, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Flexible Income Active
Barclays Bank PLC	$69,178,353	$(69,178,353)	$—	$—
Barclays Capital Inc.	51,281,154	(51,281,154)	—	—
BMO Capital Markets Corp.	662,932	(662,932)	—	—
BNP Paribas Prime Brokerage International Ltd.	56,969,994	(56,969,994)	—	—
BofA Securities, Inc.	41,470,284	(41,470,284)	—	—
Citadel Clearing LLC	1,986,877	(1,986,877)	—	—
Citigroup Global Markets, Inc.	33,339,416	(33,339,416)	—	—
Goldman Sachs & Co. LLC.	26,458,652	(26,458,652)	—	—
J.P. Morgan Securities LLC	51,409,665	(51,409,665)	—	—
Jefferies LLC	2,921,202	(2,921,202)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,660,789	(2,660,789)	—	—
Morgan Stanley	23,874,518	(23,874,518)	—	—
National Bank Financial Inc.	211,835	(211,835)	—	—
RBC Capital Markets LLC	42,212,555	(42,212,555)	—	—
Scotia Capital (USA), Inc.	19,403,121	(19,403,121)	—	—
Toronto-Dominion Bank	1,879,098	(1,879,098)	—	—
UBS AG	43,844,188	(43,844,188)	—	—
UBS Securities LLC	2,533,772	(2,533,772)	—	—
Wells Fargo Bank N.A.	1,146,404	(1,146,404)	—	—
Wells Fargo Securities LLC	2,311,241	(2,311,241)	—	—
	$475,756,050	$(475,756,050)	$—	$—
Floating Rate Loan Active
BofA Securities, Inc.	$483,486	$(483,486)	$—	$—
Jefferies LLC	87,453	(87,453)	—	—
National Bank Financial Inc.	22,938	(22,938)	—	—
State Street Bank & Trust Co.	666,290	(666,290)	—	—
Wells Fargo Securities LLC	61,147	(61,147)	—	—
	$1,321,314	$(1,321,314)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Total Return Active
Barclays Bank PLC	$57,529	$(57,529)	$—	$—
BMO Capital Markets	255,237	(255,237)	—	—
BNP Paribas SA .	564,334	(564,334)	—	—
BofA Securities, Inc.	97,903	(97,903)	—	—
Citigroup Global Markets, Inc.	580,102	(580,102)	—	—
J.P. Morgan Securities LLC	230,852	(230,852)	—	—
Jefferies LLC	221,163	(221,163)	—	—
National Bank Financial Inc.	275,586	(275,586)	—	—
Scotia Capital (USA) Inc	44,930	(44,930)	—	—
Wells Fargo Securities LLC	102,792	(102,792)	—	—
	$2,430,428	$(2,430,428)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
(depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Flexible Income Active	Platea BC Bidco AB	$202,614	$218,522	$231,982	$13,460
					$13,460

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan Active	Citrin Cooperman Advisors LLC	$5,480	$5,453	$5,480	$27
	Clydesdale Acquisition Holdings Inc.	2,692	2,693	2,690	(3)
	Kaman Corp.	5,750	5,743	5,752	9
	Raven Acquisition Holdings LLC	6,284	6,278	6,279	1
	Springs Windows Fashion LLC	21,897	21,897	21,829	(68)
					$(34)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an
Notes to Financial Statements

Notes to Financial Statements  (continued)
option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
• Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund's holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
• Interest rate — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
• Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps are entered into by the iShares Flexible Income Active ETF and iShares Total Return Active ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
AAA CLO Active	0.20%
BBB-B CLO Active	0.45
Flexible Income Active	0.50
Floating Rate Loan Active	0.60
Intermediate Muni Income Active	0.40
Short-Term California Muni Active	0.25
Short Duration High Yield Muni Active	0.40
Notes to Financial Statements

Notes to Financial Statements  (continued)
Effective July 1, 2025, for its investment advisory services to the iShares Short Duration High Yield Muni Active ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to July 1, 2025, BFA was entitled to an annual investment advisory fee of 0.45%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares Total Return Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
Over $1 billion, up to and including $3 billion	0.38
Over $3 billion, up to and including $5 billion	0.36
Over $5 billion, up to and including $10 billion	0.35
Over $10 billion	0.34
Expense Waivers: For the iShares Flexible Income Active ETF and iShares Intermediate Muni Income Active ETF, BFA has contractually agreed to waive 0.10% of the management fee through June 30, 2026.  For the iShares Floating Rate Loan Active ETF and iShares Short-Term California Muni Active ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2026. Effective July 1, 2025, for the iShares Short Duration High Yield Muni Active ETF, BFA has contractually agreed to waive 0.05% of the management fee through June 30, 2027. Prior to July 1, 2025, BFA had contractually agreed to waive 0.10% of the management fee for the Fund through June 30, 2026. For the iShares Total Return Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2026. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Flexible Income Active	$7,356,174
Floating Rate Loan Active	29,325
Intermediate Muni Income Active	52,445
Short-Term California Muni Active	31,323
Short Duration High Yield Muni Active	254,668
Total Return Active	31,786
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund, except Short Duration High Yield Muni Active , in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For Short Duration High Yield Muni Active ETF, BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
AAA CLO Active	$10,424
BBB-B CLO Active	967
Flexible Income Active	1,197,765
Floating Rate Loan Active	14,916
Intermediate Muni Income Active	5,456
Short-Term California Muni Active	213
Short Duration High Yield Muni Active	48,578
Total Return Active	9,613
Sub-Adviser:  BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to BlackRock Flexible Income ETF and BlackRock Total Return ETF.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Flexible Income Active	$676,028
Floating Rate Loan Active	605
Total Return Active	1,717
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term California Muni Active	$8,912,870	$5,403,456	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
AAA CLO Active	$—	$—	$942,025,331	$608,906,035
BBB-B CLO Active	—	—	81,711,657	17,742,481
Flexible Income Active	13,720,558,579	12,610,430,536	15,125,970,257	9,627,517,331
Floating Rate Loan Active	—	—	30,239,144	20,536,656
Intermediate Muni Income Active	—	—	129,128,954	33,162,519
Short-Term California Muni Active	—	—	86,571,880	41,635,000
Short Duration High Yield Muni Active	—	—	303,185,677	122,813,957
Total Return Active	1,261,760,721	1,133,180,957	217,472,046	106,060,365
For the year ended July 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Flexible Income Active	$8,022,498,877	$8,023,360,443
Total Return Active	482,480,028	482,610,586
For the year ended July 31, 2025, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
AAA CLO Active	$312,970,979	$—
Flexible Income Active	358,798,045	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
AAA CLO Active	$64,225	$ (64,225)
The tax character of distributions paid paid was as follows:
Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
AAA CLO Active
Ordinary income	$37,306,626	$7,150,232
Long-term capital gains	113,716	—
	$37,420,342	$7,150,232

Fund Name	Period Ended 07/31/25
BBB-B CLO Active
Ordinary income	$1,832,275

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Year Ended 07/31/25	Year Ended 07/31/24
Flexible Income Active
Ordinary income	$443,863,977	$71,303,850
Floating Rate Loan Active
Ordinary income	$4,040,333	$2,451,492
Long-term capital gains	152,341	—
	$4,192,674	$2,451,492
Intermediate Muni Income Active
Tax-exempt income(a)	$1,682,352	$800,792
Ordinary income	18,799	13,350
	$1,701,151	$814,142
Short-Term California Muni Active
Tax-exempt income(a)	$1,619,728	$626,048
Ordinary income	695	34
	$1,620,423	$626,082
Short Duration High Yield Muni Active
Tax-exempt income(a)	$11,293,158	$3,310,187
Ordinary income	316,587	116,159
	$11,609,745	$3,426,346
Total Return Active
Ordinary income	$7,879,618	$2,137,537
Long-term capital gains	193,784	—
	$8,073,402	$2,137,537

(a)	The Funds designate these amounts paid during the fiscal year ended July 31, 2025, as exempt-interest dividends.
As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Total
AAA CLO Active	$4,565,443	$—	$—	$776,745	$(447,831)	$4,894,357
BBB-B CLO Active	384,958	—	(141,191)	(582,044)	—	(338,277)
Flexible Income Active	66,278,068	—	(23,350,427)	999,240	—	43,926,881
Floating Rate Loan Active	383,783	—	(349,962)	(14,216)	—	19,605
Intermediate Muni Income Active	—	346,101	(1,720,982)	1,574	—	(1,373,307)
Short-Term California Muni Active	—	277,094	(320)	407,095	—	683,869
Short Duration High Yield Muni Active	—	1,231,864	(6,762,668)	(6,451,814)	—	(11,982,618)
Total Return Active	874,835	—	—	357,152	(1,064,354)	167,633

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts, the accounting for swap agreements, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the tax deferral of losses on straddles.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Short-Term California Muni Active	$265
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO Active	$1,059,638,527	$1,464,310	$(687,565)	$776,745
BBB-B CLO Active	65,954,830	48,537	(630,581)	(582,044)
Flexible Income Active	12,319,302,389	83,808,317	(82,951,414)	856,903
Floating Rate Loan Active	63,101,322	512,316	(526,498)	(14,182)
Intermediate Muni Income Active	120,291,283	739,678	(738,104)	1,574
Short-Term California Muni Active	129,654,379	438,903	(31,808)	407,095
Short Duration High Yield Muni Active	369,342,455	1,676,027	(8,127,841)	(6,451,814)
Total Return Active	363,338,365	2,591,752	(2,248,582)	343,170
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. With respect to Floating Rate Loan, of the aggregate $2.40 billion commitment amount, $650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but Floating Rate Loan can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum . The agreement expires in April 2026 unless extended or renewed.  Floating Rate Loan paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which certain Funds  invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While certain Funds invest principally in CLO tranches that are
Notes to Financial Statements

Notes to Financial Statements  (continued)
rated BBB-B, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent certain Funds invest in CLO tranches rated below BBB-B, the risks of investing in CLOs will be greater.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. As a result, proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet certain Funds’ redemption obligations. During periods of limited liquidity and higher price volatility, certain Funds’ ability to acquire or dispose of CLO securities at a price and time such Funds deem advantageous may be impaired.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
AAA CLO Active
Shares sold	13,000,000	$673,475,754	6,900,000	$356,622,248
Shares redeemed	(1,000,000)	(51,790,103)	—	—
	12,000,000	$621,685,651	6,900,000	$356,622,248

	Period Ended 07/31/25(a)
Fund Name	Shares	Amount
BBB-B CLO Active
Shares sold	1,300,000	$65,188,130

(a)	The Fund commenced operations on January 29, 2025.

	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Flexible Income Active
Shares sold	137,600,000	$7,241,758,979	66,200,000	$3,447,729,076
Shares redeemed	(2,600,000)	(133,452,199)	—	—
	135,000,000	$7,108,306,780	66,200,000	$3,447,729,076
Floating Rate Loan Active
Shares sold	350,000	$18,379,762	550,000	$28,851,284
Shares redeemed	(150,000)	(7,576,161)	—	—
	200,000	$10,803,601	550,000	$28,851,284
Intermediate Muni Income Active
Shares sold	4,200,000	$98,367,257	300,000	$7,076,535
Shares redeemed	(100,000)	(2,371,656)	(500,000)	(11,765,830)
	4,100,000	$95,995,601	(200,000)	$(4,689,295)
Short-Term California Muni Active
Shares sold	2,050,000	$102,951,802	300,000	$15,004,707
Shares redeemed	(100,000)	(5,012,513)	—	—
	1,950,000	$97,939,289	300,000	$15,004,707
Short Duration High Yield Muni Active
Shares sold	10,600,000	$240,437,321	5,000,000	$110,419,636
Shares redeemed	(400,000)	(8,864,214)	(1,300,000)	(27,349,427)
	10,200,000	$231,573,107	3,700,000	$83,070,209

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 07/31/25		Year Ended 07/31/24
Fund Name	Shares	Amount	Shares	Amount
Total Return Active
Shares sold	3,350,000	$167,418,285	1,800,000	$90,284,094
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of July 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
iShares ETF	Shares
BBB-B CLO Active ETF	1,000,000
Total Return Active ETF	935,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust II and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting BlackRock ETF Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares AAA CLO Active ETF(1)
iShares BBB-B CLO Active ETF(2)
iShares Flexible Income Active ETF(1)
iShares Floating Rate Loan Active ETF(1)
iShares Intermediate Muni Income Active ETF(1)
iShares Short-Term California Muni Active ETF(1)
iShares Short Duration High Yield Muni Active ETF(1)
iShares Total Return Active ETF(3)
(1) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for each of the two years in the period ended July 31, 2025
(2) Statement of operations and statement of changes in net assets for the period January 29, 2025 (commencement of operations) through July 31, 2025
(3) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for the year ended July 31, 2025 and the period December 12, 2023 (commencement of operations) through July 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
For California income tax purposes, the BlackRock Short-Term California Muni Active ETF designates 99.95% of its distributions paid from net investment income during the fiscal year ended July 31, 2025, as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
AAA CLO Active	$177,941
Floating Rate Loan Active	152,341
Total Return Active	193,784
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2025:
Fund Name	Foreign Source Income Earned
AAA CLO Active	$40,488,235
BBB-B CLO Active	2,243,688
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2025:
iShares ETF	Federal Obligation Interest
AAA CLO Active	$256,894
BBB-B CLO Active	17,173
Flexible Income Active	1,606,137
Floating Rate Loan Active	156,410
Total Return Active	1,621,258
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
iShares ETF	Interest Dividends
AAA CLO Active	$39,687,831
BBB-B CLO Active	1,830,668
Flexible Income Active	335,608,120
Floating Rate Loan Active	4,012,584
Intermediate Muni Income Active	18,799
Short-Term California Muni Active	695
Short Duration High Yield Muni Active	316,587
Total Return Active	7,165,562
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
AAA CLO Active	$593,278	$104,959
BBB-B CLO Active	53,548	—
Flexible Income Active	200,375,808	—
Floating Rate Loan Active	3,638,286	28,055
Intermediate Muni Income Active	18,799	—
Short-Term California Muni Active	695	—
Short Duration High Yield Muni Active	316,587	—
Total Return Active	6,123,492	430,303
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC(a) New York, NY 10001
BlackRock Investments, LLC(b) Princeton, NJ 08540
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Legal Counsel
BlackRock (Singapore) Limited 079912 Singapore	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
(a) For BCLO, BINC, CALI and BRTR.
(b) For CLOA, BRLN, SHYM and INMU.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares AAA CLO Active ETF (“CLOA”), iShares Flexible Income Active ETF (“BINC”), iShares Floating Rate Loan Active ETF (“BRLN”), iShares Intermediate Muni Income Active ETF (“INMU”), iShares Short Duration High Yield Muni Active ETF (“SHYM”), iShares Short-Term California Muni Active ETF (“CALI”) and iShares Total Return Active ETF (“BRTR” and collectively with CLOA, BINC, BRLN, INMU, SHYM and CALI, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to BINC and BRTR, and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to BINC and BRTR. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to BINC and BRTR facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each of BINC and BRTR and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, CLOA ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year and since-inception periods reported, BINC ranked in the second quartile against its Performance Peers.

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that for the one-year and since-inception periods reported, BRLN ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed BRLN’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-year, three-year and since-inception periods reported, INMU ranked in the first quartile against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, SHYM ranked in the first, second and first quartiles, respectively, against its Performance Peers. The Board also noted that the Fund has undergone certain changes in investment strategy, and in connection with such changes, the Fund had changed its name from the iShares High Yield Muni Income Active ETF to the iShares Short Duration High Yield Muni Active ETF effective on or about June 30, 2025.
The Board noted that for each of the one-year and since-inception periods reported, CALI ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year and since-inception periods reported, BRTR ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed BRTR’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that CLOA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to CLOA’s Expense Peers.
The Board noted that BINC’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BINC’s Expense Peers. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BINC.
The Board noted that BRLN’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to BRLN’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BRLN.
The Board noted that INMU’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to INMU’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by INMU.
The Board noted that SHYM’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to SHYM’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by SHYM.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
The Board noted that CALI’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to CALI’s Expense Peers. The Board also noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by CALI.
The Board noted that BRTR’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to BRTR’s Expense Peers. The Board also noted that BRTR has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of BRTR increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of BRTR decreases below certain contractually specified levels. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by BRTR.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to BINC and BRTR, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
S&P	Standard & Poor's
Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
SAW	State Aid Withholding
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TA	Tax Allocation
TBA	To-Be-Announced

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: September 23, 2025